SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account FP

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/FRANKLIN RISING DIVIDENDS(1)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/FRANKLIN STRATEGIC INCOME(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)
1290 VT EQUITY INCOME(1)	EQ/GOLDMAN SACHS MID CAP VALUE(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GROWTH STRATEGY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(2)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 VT NATURAL RESOURCES(1)	EQ/INTERNATIONAL MANAGED VOLATILITY(1)
1290 VT REAL ESTATE(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(1)	EQ/INVESCO COMSTOCK(1)
1290 VT SMARTBETA EQUITY(1)	EQ/INVESCO GLOBAL(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INVESCO GLOBAL REAL ASSETS(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM(3)	EQ/INVESCO INTERNATIONAL GROWTH(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/JANUS ENTERPRISE(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/LARGE CAP GROWTH INDEX(1)
DELAWARE IVY VIP GLOBAL EQUITY INCOME(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
DELAWARE IVY VIP HIGH INCOME(1)	EQ/LARGE CAP VALUE INDEX(1)
DELAWARE IVY VIP SMALL CAP GROWTH(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/LOOMIS SAYLES GROWTH(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/MFS INTERNATIONAL GROWTH(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQ/MFS TECHNOLOGY(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	EQ/MFS UTILITIES SERIES(1)
EQ/BALANCED STRATEGY(1)	EQ/MID CAP INDEX(1)
EQ/CAPITAL GROUP RESEARCH(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/MODERATE ALLOCATION(1)
EQ/COMMON STOCK INDEX(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MONEY MARKET(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
EQ/CORE BOND INDEX(1)	EQ/PIMCO REAL RETURN(1)
EQ/CORE PLUS BOND(1)	EQ/PIMCO TOTAL RETURN(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/EQUITY 500 INDEX(1)	EQ/QUALITY BOND PLUS(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	EQ/SMALL COMPANY INDEX(1)

FSA-2

EQ/T. ROWE PRICE GROWTH STOCK(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/T. ROWE PRICE HEALTH SCIENCES(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/VALUE EQUITY(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/WELLINGTON ENERGY(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)	MULTIMANAGER CORE BOND(1)
FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)	MULTIMANAGER TECHNOLOGY(1)
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO(1)	NATURAL RESOURCES PORTFOLIO(1)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
FIDELITY® VIP HIGH INCOME PORTFOLIO(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)	TARGET 2015 ALLOCATION(1)
FIDELITY® VIP MID CAP PORTFOLIO(1)	TARGET 2025 ALLOCATION(1)
FIDELITY® VIP VALUE PORTFOLIO(1)	TARGET 2035 ALLOCATION(1)
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO(1)	TARGET 2045 ALLOCATION(1)
FRANKLIN MUTUAL SHARES VIP FUND(1)	TARGET 2055 ALLOCATION(1)
FRANKLIN SMALL CAP VALUE VIP FUND(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
INVESCO V.I. MAIN STREET MID CAP FUND(1)	TEMPLETON GROWTH VIP FUND(1)
INVESCO V.I. SMALL CAP EQUITY FUND(1)	VANECK VIP GLOBAL RESOURCES FUND(1)
JANUS HENDERSON BALANCED PORTFOLIO(3)	VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO(1)

(1)   Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020

(2)   Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 (no units outstanding during the year ended December 31, 2020)

(3)   Statement of operations and statement of changes in net assets for the period June 04, 2021 (commencement of operations) through December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account FP in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 15, 2022

We have served as the auditor of one or more of the variable investment options of Separate Account FP since 1993.

FSA-3

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$4,053,259	$16,774,736	$3,088,011	$24,479,802	$18,288,964	$248,183,482
Receivable for shares of the Portfolios sold	—	—	—	8,989	42,403	49,716
Receivable for policy-related transactions	1,211	230	202	—	—	—

Total assets	4,054,470	16,774,966	3,088,213	24,488,791	18,331,367	248,233,198

Liabilities:
Payable for shares of the Portfolios purchased	1,332	129	151	—	—	—
Payable for policy-related transactions	—	—	—	8,989	42,404	49,604

Total liabilities	1,332	129	151	8,989	42,404	49,604

Net Assets	$4,053,138	$16,774,837	$3,088,062	$24,479,802	$18,288,963	$248,183,594

Net Assets:
Accumulation unit values	$4,053,138	$16,774,837	$3,088,062	$24,478,687	$18,288,172	$248,183,594
Retained by Equitable Financial in Separate Account FP	—	—	—	1,115	791	—

Total Net Assets	$4,053,138	$16,774,837	$3,088,062	$24,479,802	$18,288,963	$248,183,594

Investments in shares of the Portfolios, at cost	$5,064,980	$15,062,261	$3,140,106	$22,337,287	$17,858,925	$193,888,570

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-4

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$65,998	$5,855	$271,274	$183,350	$40,802,945	$6,717,283
Receivable for policy-related transactions	90	4	7,126	24	137,317	8,335

Total assets	66,088	5,859	278,400	183,374	40,940,262	6,725,618

Liabilities:
Payable for shares of the Portfolios purchased	—	—	226	—	137,317	8,017

Total liabilities	—	—	226	—	137,317	8,017

Net Assets	$66,088	$5,859	$278,174	$183,374	$40,802,945	$6,717,601

Net Assets:
Accumulation unit values	$66,088	$5,859	$278,174	$183,374	$40,671,264	$6,717,601
Retained by Equitable Financial in Separate Account FP	—	—	—	—	131,681	—

Total Net Assets	$66,088	$5,859	$278,174	$183,374	$40,802,945	$6,717,601

Investments in shares of the Portfolios, at cost	$61,684	$6,344	$270,012	$216,578	$32,209,957	$5,578,427

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$6,933,590	$550,350	$20,490,619	$48,731,533	$9,350,640	$2,721,878
Receivable for shares of the Portfolios sold	—	—	—	—	188,083	—
Receivable for policy-related transactions	4,770	131	1,536	40,384	—	77

Total assets	6,938,360	550,481	20,492,155	48,771,917	9,538,723	2,721,955

Liabilities:
Payable for shares of the Portfolios purchased	4,770	—	1,536	39,860	—	—
Payable for policy-related transactions	—	—	—	—	188,083	—

Total liabilities	4,770	—	1,536	39,860	188,083	—

Net Assets	$6,933,590	$550,481	$20,490,619	$48,732,057	$9,350,640	$2,721,955

Net Assets:
Accumulation unit values	$6,599,948	$550,481	$20,490,476	$48,732,057	$9,350,561	$2,721,955
Retained by Equitable Financial in Separate Account FP	333,642	—	143	—	79	—

Total Net Assets	$6,933,590	$550,481	$20,490,619	$48,732,057	$9,350,640	$2,721,955

Investments in shares of the Portfolios, at cost	$5,397,645	$544,823	$17,021,312	$41,685,262	$10,394,729	$2,319,282

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	DELAWARE IVY VIP GLOBAL EQUITY INCOME	DELAWARE IVY VIP HIGH INCOME	DELAWARE IVY VIP SMALL CAP GROWTH	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,058,321	$50,184,246	$20,085,021	$7,532,050	$24,787,191	$8,684,536
Receivable for shares of the Portfolios sold	18,215	—	—	105	109,135	—
Receivable for policy-related transactions	—	2,109	2,539	—	—	1,449

Total assets	1,076,536	50,186,355	20,087,560	7,532,155	24,896,326	8,685,985

Liabilities:
Payable for shares of the Portfolios purchased	—	2,082	2,204	—	—	1,402
Payable for policy-related transactions	18,215	—	—	41	109,135	—

Total liabilities	18,215	2,082	2,204	41	109,135	1,402

Net Assets	$1,058,321	$50,184,273	$20,085,356	$7,532,114	$24,787,191	$8,684,583

Net Assets:
Accumulation unit values	$1,050,949	$50,179,870	$20,080,944	$7,532,114	$24,786,651	$8,684,583
Retained by Equitable Financial in Separate Account FP	7,372	4,403	4,412	—	540	—

Total Net Assets	$1,058,321	$50,184,273	$20,085,356	$7,532,114	$24,787,191	$8,684,583

Investments in shares of the Portfolios, at cost	$976,598	$49,911,781	$18,519,101	$6,850,645	$19,967,903	$8,309,174

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$286,583,478	$193,923,120	$42,856,624	$108,454,995	$53,750,753	$182,029,797
Receivable for shares of the Portfolios sold	20,469	366,744	—	18,475	—	47,699
Receivable for policy-related transactions	—	—	4,373	—	954	—

Total assets	286,603,947	194,289,864	42,860,997	108,473,470	53,751,707	182,077,496

Liabilities:
Payable for shares of the Portfolios purchased	—	—	4,373	—	954	—
Payable for policy-related transactions	20,469	366,744	—	18,475	—	47,699

Total liabilities	20,469	366,744	4,373	18,475	954	47,699

Net Assets	$286,583,478	$193,923,120	$42,856,624	$108,454,995	$53,750,753	$182,029,797

Net Assets:
Accumulation unit values	$286,505,496	$193,829,025	$42,856,309	$108,137,447	$53,701,725	$181,686,279
Retained by Equitable Financial in Separate Account FP	77,982	94,095	315	317,548	49,028	343,518

Total Net Assets	$286,583,478	$193,923,120	$42,856,624	$108,454,995	$53,750,753	$182,029,797

Investments in shares of the Portfolios, at cost	$267,052,810	$178,184,688	$42,065,786	$94,573,780	$46,686,574	$123,294,058

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-8

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$128,036,009	$2,311,944,441	$23,523,439	$8,926,658	$3,315,512	$37,106,970
Receivable for shares of the Portfolios sold	185,143	583,177	—	—	—	265,539
Receivable for policy-related transactions	—	—	28,818	110	—	—

Total assets	128,221,152	2,312,527,618	23,552,257	8,926,768	3,315,512	37,372,509

Liabilities:
Payable for shares of the Portfolios purchased	—	—	28,817	110	—	—
Payable for policy-related transactions	185,143	1,545,151	—	—	—	272,754

Total liabilities	185,143	1,545,151	28,817	110	—	272,754

Net Assets	$128,036,009	$2,310,982,467	$23,523,440	$8,926,658	$3,315,512	$37,099,755

Net Assets:						15
Accumulation unit values	$127,909,168	$2,306,362,377	$23,520,170	$8,926,649	$3,315,512	$36,994,238
Accumulation nonunitized	—	4,257,863	—	—	—	—
Retained by Equitable Financial in Separate Account FP	126,841	362,227	3,270	9	—	105,517

Total Net Assets	$128,036,009	$2,310,982,467	$23,523,440	$8,926,658	$3,315,512	$37,099,755

Investments in shares of the Portfolios, at cost	$89,405,313	$1,223,530,337	$23,714,389	$8,104,677	$3,192,059	$37,078,001

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-9

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$88,282,969	$94,195,808	$831,842	$1,495,169,263	$167,364,557	$88,210,522
Receivable for shares of the Portfolios sold	—	—	—	5,306,135	123,421	3,459
Receivable for policy-related transactions	65,194	—	71,797	—	—	—

Total assets	88,348,163	94,195,808	903,639	1,500,475,398	167,487,978	88,213,981

Liabilities:
Payable for shares of the Portfolios purchased	65,194	2,956	71,743	—	—	—
Payable for policy-related transactions	—	42,889	—	5,352,500	123,421	3,459

Total liabilities	65,194	45,845	71,743	5,352,500	123,421	3,459

Net Assets	$88,282,969	$94,149,963	$831,896	$1,495,122,898	$167,364,557	$88,210,522

Net Assets:
Accumulation unit values	$88,267,711	$93,822,806	$831,896	$1,494,599,757	$167,355,924	$88,210,102
Accumulation nonunitized	—	265,970	—	505,860	—	—
Retained by Equitable Financial in Separate Account FP	15,258	61,187	—	17,281	8,633	420

Total Net Assets	$88,282,969	$94,149,963	$831,896	$1,495,122,898	$167,364,557	$88,210,522

Investments in shares of the Portfolios, at cost	$88,896,768	$97,599,839	$859,373	$877,896,869	$118,829,980	$55,243,064

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-10

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$40,469,191	$162,444,697	$16,604,242	$92,504,926	$46,767,804	$63,442,660
Receivable for shares of the Portfolios sold	—	10,537	3,440	—	—	—
Receivable for policy-related transactions	106,894	—	—	3,841	350	114

Total assets	40,576,085	162,455,234	16,607,682	92,508,767	46,768,154	63,442,774

Liabilities:
Payable for shares of the Portfolios purchased	56,991	—	—	3,841	4,118	113
Payable for policy-related transactions	—	18,674	3,440	—	—	—

Total liabilities	56,991	18,674	3,440	3,841	4,118	113

Net Assets	$40,519,094	$162,436,560	$16,604,242	$92,504,926	$46,764,036	$63,442,661

Net Assets:
Accumulation unit values	$40,265,898	$162,359,785	$16,576,912	$92,504,916	$46,694,942	$63,342,110
Accumulation nonunitized	—	—	—	—	51,172	—
Retained by Equitable Financial in Separate Account FP	253,196	76,775	27,330	10	17,922	100,551

Total Net Assets	$40,519,094	$162,436,560	$16,604,242	$92,504,926	$46,764,036	$63,442,661

Investments in shares of the Portfolios, at cost	$41,006,472	$132,494,324	$13,237,142	$73,879,193	$47,321,617	$55,438,520

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-11

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Assets:
Investments in shares of the Portfolios, at fair value	$343,027,751	$8,133,140	$82,660,162	$42,289,566	$503,523	$53,624,987
Receivable for shares of the Portfolios sold	183,571	—	8,138	48,565	—	—
Receivable for policy-related transactions	—	303	—	—	—	8,487

Total assets	343,211,322	8,133,443	82,668,300	42,338,131	503,523	53,633,474

Liabilities:
Payable for shares of the Portfolios purchased	—	281	—	—	—	8,487
Payable for policy-related transactions	370,145	—	8,138	48,565	—	—

Total liabilities	370,145	281	8,138	48,565	—	8,487

Net Assets	$342,841,177	$8,133,162	$82,660,162	$42,289,566	$503,523	$53,624,987

Net Assets:
Accumulation unit values	$342,524,392	$8,133,162	$82,629,108	$42,277,980	$503,523	$53,614,061
Accumulation nonunitized	240,686	—	—	—	—	—
Retained by Equitable Financial in Separate Account FP	76,099	—	31,054	11,586	—	10,926

Total Net Assets	$342,841,177	$8,133,162	$82,660,162	$42,289,566	$503,523	$53,624,987

Investments in shares of the Portfolios, at cost	$291,008,310	$7,271,589	$73,425,619	$32,504,298	$489,888	$49,565,286

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-12

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$45,671,152	$109,407,737	$93,421,195	$47,178,899	$318,968,773	$417,070,323
Receivable for shares of the Portfolios sold	19,567	74,911	—	11,718	458,438	61,405
Receivable for policy-related transactions	—	—	18,688	—	—	—

Total assets	45,690,719	109,482,648	93,439,883	47,190,617	319,427,211	417,131,728

Liabilities:
Payable for shares of the Portfolios purchased	—	—	18,688	—	—	—
Payable for policy-related transactions	19,374	74,911	—	11,717	514,553	61,677

Total liabilities	19,374	74,911	18,688	11,717	514,553	61,677

Net Assets	$45,671,345	$109,407,737	$93,421,195	$47,178,900	$318,912,658	$417,070,051

Net Assets:
Accumulation unit values	$45,671,345	$109,175,542	$93,227,191	$47,098,057	$318,731,084	$416,729,540
Retained by Equitable Financial in Separate Account FP	—	232,195	194,004	80,843	181,574	340,511

Total Net Assets	$45,671,345	$109,407,737	$93,421,195	$47,178,900	$318,912,658	$417,070,051

Investments in shares of the Portfolios, at cost	$39,433,606	$90,340,507	$87,594,092	$37,132,733	$199,059,486	$318,095,774

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-13

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$46,250,738	$454,502,933	$65,437,610	$71,802,137	$79,071,692	$162,699,131
Receivable for shares of the Portfolios sold	1,735	42,529	2,410	97,869	—	186,808
Receivable for policy-related transactions	—	—	—	—	4,141	—

Total assets	46,252,473	454,545,462	65,440,020	71,900,006	79,075,833	162,885,939

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	4,141	—
Payable for policy-related transactions	1,735	64,708	3,067	97,869	—	186,113

Total liabilities	1,735	64,708	3,067	97,869	4,141	186,113

Net Assets	$46,250,738	$454,480,754	$65,436,953	$71,802,137	$79,071,692	$162,699,826

Net Assets:
Accumulation unit values	$46,227,972	$454,096,730	$65,422,037	$71,799,669	$79,071,648	$162,699,826
Accumulation nonunitized	—	173,300	—	—	—	—
Retained by Equitable Financial in Separate Account FP	22,766	210,724	14,916	2,468	44	—

Total Net Assets	$46,250,738	$454,480,754	$65,436,953	$71,802,137	$79,071,692	$162,699,826

Investments in shares of the Portfolios, at cost	$40,134,726	$320,095,856	$63,746,303	$57,170,759	$74,229,857	$119,547,550

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-14

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$67,537,820	$78,725,551	$3,402,036	$222,711,540	$226,633,391	$878,249,851
Receivable for shares of the Portfolios sold	2	276,723	80,069	—	64,567	491,420
Receivable for policy-related transactions	—	—	—	254,761	—	—

Total assets	67,537,822	79,002,274	3,482,105	222,966,301	226,697,958	878,741,271

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	254,760	—	—
Payable for policy-related transactions	16	276,723	80,054	—	64,567	694,655

Total liabilities	16	276,723	80,054	254,760	64,567	694,655

Net Assets	$67,537,806	$78,725,551	$3,402,051	$222,711,541	$226,633,391	$878,046,616

Net Assets:
Accumulation unit values	$67,537,703	$78,724,798	$3,402,008	$222,673,432	$226,563,750	$875,317,430
Accumulation nonunitized	—	—	—	—	—	2,524,574
Retained by Equitable Financial in Separate Account FP	103	753	43	38,109	69,641	204,612

Total Net Assets	$67,537,806	$78,725,551	$3,402,051	$222,711,541	$226,633,391	$878,046,616

Investments in shares of the Portfolios, at cost	$48,476,315	$63,183,891	$2,816,669	$180,099,554	$166,759,151	$848,602,925

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-15

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$156,950,338	$540,059,274	$194,328,409	$44,107,799	$169,926	$36,021,623
Receivable for policy-related transactions	1,472	679,870	—	138,930	165	286,506

Total assets	156,951,810	540,739,144	194,328,409	44,246,729	170,091	36,308,129

Liabilities:
Payable for shares of the Portfolios purchased	1,461	692,278	464,659	138,930	—	286,506
Payable for policy-related transactions	—	—	30,651,082	—	—	—

Total liabilities	1,461	692,278	31,115,741	138,930	—	286,506

Net Assets	$156,950,349	$540,046,866	$163,212,668	$44,107,799	$170,091	$36,021,623

Net Assets:
Accumulation unit values	$156,950,338	$540,014,961	$162,887,769	$44,103,302	$170,091	$35,999,092
Accumulation nonunitized	—	—	324,899	—	—	—
Retained by Equitable Financial in Separate Account FP	11	31,905	—	4,497	—	22,531

Total Net Assets	$156,950,349	$540,046,866	$163,212,668	$44,107,799	$170,091	$36,021,623

Investments in shares of the Portfolios, at cost	$132,829,527	$517,284,999	$194,334,675	$62,676,915	$184,802	$35,592,030

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-16

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Assets:
Investments in shares of the Portfolios, at fair value	$82,558,236	$34,593,919	$41,891,823	$156,286,631	$226,907,606	$14,302,706
Receivable for shares of the Portfolios sold	91,884	—	15,483	—	3,780	205,358
Receivable for policy-related transactions	—	20,793	—	241,862	—	—

Total assets	82,650,120	34,614,712	41,907,306	156,528,493	226,911,386	14,508,064

Liabilities:
Payable for shares of the Portfolios purchased	—	20,645	—	241,861	—	—
Payable for policy-related transactions	91,884	—	17,989	—	3,780	205,358

Total liabilities	91,884	20,645	17,989	241,861	3,780	205,358

Net Assets	$82,558,236	$34,594,067	$41,889,317	$156,286,632	$226,907,606	$14,302,706

Net Assets:
Accumulation unit values	$82,552,151	$34,591,956	$41,754,744	$156,243,606	$226,595,908	$14,301,574
Accumulation nonunitized	—	—	59,942	—	—	—
Retained by Equitable Financial in Separate Account FP	6,085	2,111	74,631	43,026	311,698	1,132
Total Net Assets	$82,558,236	$34,594,067	$41,889,317	$156,286,632	$226,907,606	$14,302,706

Investments in shares of the Portfolios, at cost	$83,811,096	$34,848,117	$43,063,029	$142,099,132	$164,927,237	$11,986,321

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-17

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$250,808,571	$15,220,714	$1,565,307	$5,430,770	$2,269,316	$20,282,016
Receivable for shares of the Portfolios sold	81,071	—	—	—	—	2,228
Receivable for policy-related transactions	—	12,000	103	1,181	604,961	—

Total assets	250,889,642	15,232,714	1,565,410	5,431,951	2,874,277	20,284,244

Liabilities:
Payable for shares of the Portfolios purchased	—	12,000	103	1,181	604,961	—
Payable for policy-related transactions	81,071	—	—	—	—	2,228

Total liabilities	81,071	12,000	103	1,181	604,961	2,228

Net Assets	$250,808,571	$15,220,714	$1,565,307	$5,430,770	$2,269,316	$20,282,016

Net Assets:
Accumulation unit values	$250,686,082	$15,210,221	$1,563,890	$5,421,083	$2,269,262	$20,279,194
Retained by Equitable Financial in Separate Account FP	122,489	10,493	1,417	9,687	54	2,822

Total Net Assets	$250,808,571	$15,220,714	$1,565,307	$5,430,770	$2,269,316	$20,282,016

Investments in shares of the Portfolios, at cost	$221,276,073	$14,562,426	$1,247,213	$4,911,790	$2,269,316	$17,185,408

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-18

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$3,420,252	$24,112,255	$49,673,723	$2,619,263	$847,236	$9,716,635
Receivable for shares of the Portfolios sold	10,592	1,799	52,863	—	—	73,913
Receivable for policy-related transactions	—	—	—	3,927	—	—

Total assets	3,430,844	24,114,054	49,726,586	2,623,190	847,236	9,790,548

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	3,927	—	—
Payable for policy-related transactions	10,592	1,799	52,863	—	—	73,913

Total liabilities	10,592	1,799	52,863	3,927	—	73,913

Net Assets	$3,420,252	$24,112,255	$49,673,723	$2,619,263	$847,236	$9,716,635

Net Assets:
Accumulation unit values	$3,420,076	$24,111,813	$49,645,885	$2,591,113	$846,788	$9,716,368
Retained by Equitable Financial in Separate Account FP	176	442	27,838	28,150	448	267

Total Net Assets	$3,420,252	$24,112,255	$49,673,723	$2,619,263	$847,236	$9,716,635

Investments in shares of the Portfolios, at cost	$3,496,272	$24,321,053	$43,759,542	$2,378,058	$770,593	$8,960,979

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$22,926,068	$19,814,168	$4,704,709	$10,218,291	$6,982	$907,173
Receivable for shares of the Portfolios sold	1,044	48,389	317	10,863	—	—
Receivable for policy-related transactions	—	—	—	—	41	231

Total assets	22,927,112	19,862,557	4,705,026	10,229,154	7,023	907,404

Liabilities:
Payable for policy-related transactions	1,044	48,271	253	10,863	—	—

Total liabilities	1,044	48,271	253	10,863	—	—

Net Assets	$22,926,068	$19,814,286	$4,704,773	$10,218,291	$7,023	$907,404

Net Assets:
Accumulation unit values	$22,919,869	$19,814,286	$4,704,773	$10,217,992	$7,023	$907,404
Retained by Equitable Financial in Separate Account FP	6,199	—	—	299	—	—

Total Net Assets	$22,926,068	$19,814,286	$4,704,773	$10,218,291	$7,023	$907,404

Investments in shares of the Portfolios, at cost	$20,091,748	$17,684,520	$4,125,861	$8,831,532	$6,780	$942,260

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NATURAL RESOURCES PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$6,188,296	$14,080,637	$766,120,609	$64,608,218	$284,116,929	$2,855,284
Receivable for shares of the Portfolios sold	7,078	—	137,778	63,957	—	44,216
Receivable for policy-related transactions	—	32	—	—	275,852	—

Total assets	6,195,374	14,080,669	766,258,387	64,672,175	284,392,781	2,899,500

Liabilities:
Payable for shares of the Portfolios purchased	—	32	—	—	275,852	—
Payable for policy-related transactions	7,078	—	338,022	63,957	—	44,198

Total liabilities	7,078	32	338,022	63,957	275,852	44,198

Net Assets	$6,188,296	$14,080,637	$765,920,365	$64,608,218	$284,116,929	$2,855,302

Net Assets:
Accumulation unit values	$6,188,277	$14,080,206	$764,484,330	$64,585,392	$283,895,990	$2,855,155
Accumulation nonunitized	—	—	1,186,602	—	—	—
Retained by Equitable Financial in Separate Account FP	19	431	249,433	22,826	220,939	147

Total Net Assets	$6,188,296	$14,080,637	$765,920,365	$64,608,218	$284,116,929	$2,855,302

Investments in shares of the Portfolios, at cost	$4,716,749	$11,700,139	$431,262,633	$65,326,434	$221,579,821	$2,355,041

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-21

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$17,436,720	$22,898,416	$1,259,481	$11,209,928	$9,388,417	$7,374,187
Receivable for shares of the Portfolios sold	11,499	—	55,340	84,579	32,708	3,914
Receivable for policy-related transactions	—	86	—	—	—	—

Total assets	17,448,219	22,898,502	1,314,821	11,294,507	9,421,125	7,378,101

Liabilities:
Payable for shares of the Portfolios purchased	—	86	—	—	—	—
Payable for policy-related transactions	12,531	—	55,340	84,580	32,644	3,914

Total liabilities	12,531	86	55,340	84,580	32,644	3,914

Net Assets	$17,435,688	$22,898,416	$1,259,481	$11,209,927	$9,388,481	$7,374,187

Net Assets:
Accumulation unit values	$17,424,673	$22,897,913	$1,259,438	$11,209,773	$9,388,481	$7,371,307
Retained by Equitable Financial in Separate Account FP	11,015	503	43	154	—	2,880

Total Net Assets	$17,435,688	$22,898,416	$1,259,481	$11,209,927	$9,388,481	$7,374,187

Investments in shares of the Portfolios, at cost	$14,925,373	$20,735,609	$1,342,573	$10,614,616	$8,327,031	$6,194,878

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-22

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$5,364,965	$22,004,882	$43,888,893	$6,786,681	$15,009,818	$20,740,248
Receivable for shares of the Portfolios sold	—	—	—	—	—	2,935
Receivable for policy-related transactions	1,273	4,756	35,205	292	1,106	—

Total assets	5,366,238	22,009,638	43,924,098	6,786,973	15,010,924	20,743,183

Liabilities:
Payable for shares of the Portfolios purchased	894	4,379	35,205	292	1,106	—
Payable for policy-related transactions	—	—	—	—	—	2,936

Total liabilities	894	4,379	35,205	292	1,106	2,936

Net Assets	$5,365,344	$22,005,259	$43,888,893	$6,786,681	$15,009,818	$20,740,247

Net Assets:
Accumulation unit values	$5,364,989	$22,005,259	$43,886,902	$6,784,427	$15,009,195	$20,716,605
Retained by Equitable Financial in Separate Account FP	355	—	1,991	2,254	623	23,642

Total Net Assets	$5,365,344	$22,005,259	$43,888,893	$6,786,681	$15,009,818	$20,740,247

Investments in shares of the Portfolios, at cost	$4,447,511	$20,631,118	$51,122,987	$6,850,679	$11,525,837	$14,109,964

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-23

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	386,110

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,286,092

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	307,091

1290 VT EQUITY INCOME	IA	801,869

1290 VT EQUITY INCOME	IB	3,891,887

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	105,621

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,324,323

1290 VT GAMCO SMALL COMPANY VALUE	IA	191,654

1290 VT GAMCO SMALL COMPANY VALUE	IB	3,173,661

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	4,770

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	587

1290 VT NATURAL RESOURCES	IB	34,751

1290 VT REAL ESTATE	IB	25,309

1290 VT SMALL CAP VALUE	IB	3,369,558

1290 VT SMARTBETA EQUITY	IB	370,016

1290 VT SOCIALLY RESPONSIBLE	IA	38,446

1290 VT SOCIALLY RESPONSIBLE	IB	297,283

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	19,270

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	621,681

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	1,559,908

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	650,253

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	93,696

DELAWARE IVY VIP GLOBAL EQUITY INCOME	CLASS II	153,636

DELAWARE IVY VIP HIGH INCOME	CLASS II	14,792,267

DELAWARE IVY VIP SMALL CAP GROWTH	CLASS II	1,836,345

EQ/400 MANAGED VOLATILITY	IB	301,949

EQ/500 MANAGED VOLATILITY	IB	744,208

EQ/2000 MANAGED VOLATILITY	IB	388,731

EQ/AB SMALL CAP GROWTH	IA	8,787,428

EQ/AB SMALL CAP GROWTH	IB	5,780,977

EQ/AGGRESSIVE ALLOCATION	A	6,263,232

EQ/AGGRESSIVE ALLOCATION	B	9,234,871

EQ/ALL ASSET GROWTH ALLOCATION	IB	2,071,693

EQ/AMERICAN CENTURY MID CAP VALUE	IB	4,338,233

EQ/BALANCED STRATEGY	IB	3,045,865

EQ/CAPITAL GROUP RESEARCH	IA	741,023

EQ/CAPITAL GROUP RESEARCH	IB	4,345,149

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	979,011

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	6,160,823

EQ/COMMON STOCK INDEX	IA	40,230,193

EQ/COMMON STOCK INDEX	IB	7,889,970

EQ/CONSERVATIVE ALLOCATION	A	1,602,660

EQ/CONSERVATIVE ALLOCATION	B	887,370

EQ/CONSERVATIVE GROWTH STRATEGY	IB	567,695

EQ/CONSERVATIVE STRATEGY	IB	260,672

EQ/CONSERVATIVE-PLUS ALLOCATION	A	1,991,428

EQ/CONSERVATIVE-PLUS ALLOCATION	B	1,765,680

EQ/CORE BOND INDEX	IA	2,426,280

EQ/CORE BOND INDEX	IB	6,349,095

EQ/CORE PLUS BOND	A	16,257,399

EQ/CORE PLUS BOND	B	7,067,353

EQ/EMERGING MARKETS EQUITY PLUS	IB	77,915

EQ/EQUITY 500 INDEX	IA	12,526,349

EQ/EQUITY 500 INDEX	IB	8,363,196

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	3,094,996

EQ/FRANKLIN RISING DIVIDENDS	IB	1,900,123

EQ/FRANKLIN STRATEGIC INCOME	IB	3,893,560

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	2,018,466

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	6,899,614

EQ/GOLDMAN SACHS MID CAP VALUE	IB	685,209

EQ/GROWTH STRATEGY	IB	4,205,728

EQ/INTERMEDIATE GOVERNMENT BOND	IA	2,790,840

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,765,661

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1,401,817

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	4,105,362

EQ/INTERNATIONAL EQUITY INDEX	IA	24,142,700

EQ/INTERNATIONAL EQUITY INDEX	IB	7,824,604

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	553,116

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	1,331,109

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,616,105

EQ/INVESCO COMSTOCK	IA	762,371

EQ/INVESCO COMSTOCK	IB	1,169,698

EQ/INVESCO GLOBAL	IB	16,548

EQ/INVESCO GLOBAL REAL ASSETS	IB	3,226,292

EQ/INVESCO INTERNATIONAL GROWTH	IB	998,575

EQ/JANUS ENTERPRISE	IA	2,301,894

EQ/JANUS ENTERPRISE	IB	2,291,650

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held
EQ/JPMORGAN VALUE OPPORTUNITIES	IA	1,205,655

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	3,473,081

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	582,222

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,110,881

EQ/LARGE CAP GROWTH INDEX	IA	1,806,764

EQ/LARGE CAP GROWTH INDEX	IB	11,317,276

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	1,999,290

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	8,853,239

EQ/LARGE CAP VALUE INDEX	IA	1,657,416

EQ/LARGE CAP VALUE INDEX	IB	2,697,416

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	14,861,700

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	7,934,689

EQ/LAZARD EMERGING MARKETS EQUITY	IB	3,166,222

EQ/LOOMIS SAYLES GROWTH	IA	2,112,770

EQ/LOOMIS SAYLES GROWTH	IB	4,007,370

EQ/MFS INTERNATIONAL GROWTH	IB	9,511,035

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	4,186,704

EQ/MFS MID CAP FOCUSED GROWTH	IB	3,364,459

EQ/MFS TECHNOLOGY	IB	2,359,582

EQ/MFS UTILITIES SERIES	IB	87,040

EQ/MID CAP INDEX	IA	3,082,788

EQ/MID CAP INDEX	IB	9,760,679

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	11,205,705

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	1,032,074

EQ/MODERATE ALLOCATION	A	48,050,075

EQ/MODERATE ALLOCATION	B	12,711,727

EQ/MODERATE GROWTH STRATEGY	IB	8,112,330

EQ/MODERATE-PLUS ALLOCATION	A	18,102,781

EQ/MODERATE-PLUS ALLOCATION	B	28,434,575

EQ/MONEY MARKET	IA	131,826,587

EQ/MONEY MARKET	IB	62,389,963

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	4,544,157

EQ/PIMCO GLOBAL REAL RETURN	IB	17,475

EQ/PIMCO REAL RETURN	IB	2,793,066

EQ/PIMCO TOTAL RETURN	IB	7,543,195

EQ/PIMCO ULTRA SHORT BOND	IA	1,541,102

EQ/PIMCO ULTRA SHORT BOND	IB	1,987,610

EQ/QUALITY BOND PLUS	IA	2,700,304

EQ/QUALITY BOND PLUS	IB	2,209,197

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held
EQ/SMALL COMPANY INDEX	IA	6,018,630

EQ/SMALL COMPANY INDEX	IB	6,086,766

EQ/T. ROWE PRICE GROWTH STOCK	IA	612,732

EQ/T. ROWE PRICE GROWTH STOCK	IB	2,415,216

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	207,060

EQ/VALUE EQUITY	IA	2,139,855

EQ/VALUE EQUITY	IB	8,912,458

EQ/WELLINGTON ENERGY	IB	4,951,915

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	65,276

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	214,910

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	2,269,316

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	797,876

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	679,970

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	1,857,647

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,261,074

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	146,083

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	51,069

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	506,075

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	1,307,073

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	670,077

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	374,877

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	469,806

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	131

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	73,754

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	140,739

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	520,157

MULTIMANAGER AGGRESSIVE EQUITY	IA	8,387,598

MULTIMANAGER AGGRESSIVE EQUITY	IB	701,152

MULTIMANAGER CORE BOND	IA	2,125,012

MULTIMANAGER CORE BOND	IB	4,393,504

MULTIMANAGER TECHNOLOGY	IA	1,232,272

MULTIMANAGER TECHNOLOGY	IB	5,697,490

NATURAL RESOURCES PORTFOLIO	CLASS II	87,131

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	2,224,071

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	765,577

TARGET 2015 ALLOCATION	B	148,561

TARGET 2025 ALLOCATION	B	897,029

TARGET 2035 ALLOCATION	B	630,146

TARGET 2045 ALLOCATION	B	471,354

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held
TARGET 2055 ALLOCATION	B	328,746

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	2,062,313

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,342,642

TEMPLETON GROWTH VIP FUND	CLASS 2	585,563

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	588,851

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	COMMON SHARES	316,790

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$14.81	27
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$21.22	60
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$153.18	—
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$155.23	—
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$212.19	8
1290 VT CONVERTIBLE SECURITIES	0.60%	IB	$205.09	2

1290 VT DOUBLELINE DYNAMIC ALLOCATION+	0.00%	IB	$12.83	24
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$15.99	60
1290 VT DOUBLELINE DYNAMIC ALLOCATION+	0.00%	IB	$131.08	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION+	0.00%	IB	$133.86	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$173.75	83
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.60%	IB	$164.94	6
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.80%	IB	$162.09	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$10.51	33
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$11.36	60
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$104.53	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$107.06	1
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$113.58	14
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	IB	$110.44	3

1290 VT EQUITY INCOME	0.00%	IA	$248.30	1
1290 VT EQUITY INCOME	0.60%	IA	$227.27	15
1290 VT EQUITY INCOME	0.80%	IA	$220.64	—
1290 VT EQUITY INCOME	0.90%	IA	$217.40	2
1290 VT EQUITY INCOME+	0.00%	IB	$12.28	3
1290 VT EQUITY INCOME+	0.00%	IB	$130.63	—
1290 VT EQUITY INCOME+	0.00%	IB	$135.65	—
1290 VT EQUITY INCOME	0.00%	IB	$342.13	51
1290 VT EQUITY INCOME	0.60%	IB	$224.61	12

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$16.94	70
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$169.36	1
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$11.14	5
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$113.84	—
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$115.11	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$174.21	12

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$217.29	39
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	IB	$159.46	34
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	IB	$154.81	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$152.53	5

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$35.75	330
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$357.48	6
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$14.08	53
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$150.69	7
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$151.09	3
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$410.65	9
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$628.70	263
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	IB	$375.88	152
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$364.91	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$359.55	14

1290 VT LOW VOLATILITY GLOBAL EQUITY+	0.00%	IB	$11.68	3
1290 VT LOW VOLATILITY GLOBAL EQUITY+	0.00%	IB	$119.02	—
1290 VT LOW VOLATILITY GLOBAL EQUITY+	0.00%	IB	$121.85	—

1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$10.97	1
1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$97.64	—

1290 VT NATURAL RESOURCES+	0.00%	IB	$11.34	11
1290 VT NATURAL RESOURCES+	0.00%	IB	$112.84	1
1290 VT NATURAL RESOURCES+	0.00%	IB	$120.07	—

1290 VT REAL ESTATE+	0.00%	IB	$11.71	14
1290 VT REAL ESTATE+	0.00%	IB	$108.01	—

1290 VT SMALL CAP VALUE+	0.00%	IB	$14.79	13
1290 VT SMALL CAP VALUE+	0.00%	IB	$149.83	1
1290 VT SMALL CAP VALUE+	0.00%	IB	$155.13	3
1290 VT SMALL CAP VALUE	0.00%	IB	$188.92	137
1290 VT SMALL CAP VALUE	0.60%	IB	$187.10	70
1290 VT SMALL CAP VALUE	0.80%	IB	$186.50	—
1290 VT SMALL CAP VALUE	0.90%	IB	$186.19	5

1290 VT SMARTBETA EQUITY+	0.00%	IB	$14.26	30
1290 VT SMARTBETA EQUITY	0.00%	IB	$20.53	148
1290 VT SMARTBETA EQUITY+	0.00%	IB	$146.74	—
1290 VT SMARTBETA EQUITY+	0.00%	IB	$150.25	1
1290 VT SMARTBETA EQUITY	0.00%	IB	$205.29	10
1290 VT SMARTBETA EQUITY	0.60%	IB	$198.42	5

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$667.49	1
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$16.42	19
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$172.73	—
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$177.11	1
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$418.17	7
1290 VT SOCIALLY RESPONSIBLE	0.60%	IB	$365.47	8
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$349.35	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$341.56	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM+	0.00%	CLASS 4	$10.52	29
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM+	0.00%	CLASS 4	$105.21	2

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM+	0.00%	CLASS 4	$14.81	28
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$23.65	166
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM+	0.00%	CLASS 4	$155.32	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM+	0.00%	CLASS 4	$156.05	2
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$236.55	46
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.60%	CLASS 4	$224.55	19
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.80%	CLASS 4	$220.67	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.90%	CLASS 4	$218.76	3

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$13.63	124
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$18.33	629
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$142.90	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$146.54	4
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$183.33	136
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$174.03	51
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$171.03	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$169.54	6

BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$13.33	43
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$21.55	329
BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$100.15	—
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$215.48	8

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$15.71	20
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$21.70	103
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$111.27	—
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$216.96	1

DELAWARE IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$26.11	32
DELAWARE IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$261.07	1

DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$11.57	94
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$14.96	636
DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$116.13	—
DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$116.42	3
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$149.63	192
DELAWARE IVY VIP HIGH INCOME	0.60%	CLASS II	$142.04	70
DELAWARE IVY VIP HIGH INCOME	0.80%	CLASS II	$139.59	—
DELAWARE IVY VIP HIGH INCOME	0.90%	CLASS II	$138.38	4

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

DELAWARE IVY VIP SMALL CAP GROWTH+	0.00%	CLASS II	$15.12	19
DELAWARE IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$33.98	59
DELAWARE IVY VIP SMALL CAP GROWTH+	0.00%	CLASS II	$149.97	1
DELAWARE IVY VIP SMALL CAP GROWTH+	0.00%	CLASS II	$160.05	3
DELAWARE IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$339.83	33
DELAWARE IVY VIP SMALL CAP GROWTH	0.60%	CLASS II	$316.73	17
DELAWARE IVY VIP SMALL CAP GROWTH	0.80%	CLASS II	$309.36	—
DELAWARE IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$305.73	2

EQ/400 MANAGED VOLATILITY	0.00%	IB	$336.44	15
EQ/400 MANAGED VOLATILITY	0.60%	IB	$313.59	8
EQ/400 MANAGED VOLATILITY	0.80%	IB	$306.28	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$302.70	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$415.44	47
EQ/500 MANAGED VOLATILITY	0.60%	IB	$387.22	12
EQ/500 MANAGED VOLATILITY	0.80%	IB	$378.20	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$373.77	1

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$302.90	21
EQ/2000 MANAGED VOLATILITY	0.60%	IB	$282.32	8
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$275.75	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$272.52	1

EQ/AB SMALL CAP GROWTH	0.00%	IA	$75.99	174
EQ/AB SMALL CAP GROWTH	0.00%	IA	$999.28	50
EQ/AB SMALL CAP GROWTH	0.60%	IA	$861.39	123
EQ/AB SMALL CAP GROWTH	0.80%	IA	$819.61	2
EQ/AB SMALL CAP GROWTH	0.90%	IA	$799.49	14
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$16.16	80
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$166.51	4
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$172.57	1
EQ/AB SMALL CAP GROWTH	0.00%	IB	$820.23	31
EQ/AB SMALL CAP GROWTH	0.60%	IB	$638.36	121

EQ/AGGRESSIVE ALLOCATION	0.00%	A	$40.72	98
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$244.26	—
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$404.60	92
EQ/AGGRESSIVE ALLOCATION	0.60%	A	$362.52	97
EQ/AGGRESSIVE ALLOCATION	0.80%	A	$349.43	1
EQ/AGGRESSIVE ALLOCATION	0.90%	A	$343.07	5
EQ/AGGRESSIVE ALLOCATION+	0.00%	B	$14.09	113
EQ/AGGRESSIVE ALLOCATION+	0.00%	B	$148.57	—
EQ/AGGRESSIVE ALLOCATION+	0.00%	B	$149.73	7
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$396.36	251
EQ/AGGRESSIVE ALLOCATION	0.60%	B	$355.14	38

EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$12.88	11
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$16.48	87
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$133.30	—
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$134.92	2
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$228.24	150
EQ/ALL ASSET GROWTH ALLOCATION	0.60%	IB	$212.73	30
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	IB	$207.78	—
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	IB	$205.35	1

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$12.90	79
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$34.92	343
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$137.51	3
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$140.00	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$349.17	150
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	IB	$325.45	118
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$317.87	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$314.15	12

EQ/BALANCED STRATEGY	0.00%	IB	$219.75	244

EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$72.27	40
EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$626.16	2
EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$850.61	25
EQ/CAPITAL GROUP RESEARCH	0.60%	IA	$520.51	2
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$646.08	42
EQ/CAPITAL GROUP RESEARCH	0.60%	IB	$564.82	205
EQ/CAPITAL GROUP RESEARCH	0.80%	IB	$539.95	2
EQ/CAPITAL GROUP RESEARCH	0.90%	IB	$527.94	21

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$74.60	66
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$989.98	13
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$702.21	—
EQ/CLEARBRIDGE LARGE CAP GROWTH+	0.00%	IB	$16.80	52
EQ/CLEARBRIDGE LARGE CAP GROWTH+	0.00%	IB	$175.88	—
EQ/CLEARBRIDGE LARGE CAP GROWTH+	0.00%	IB	$179.70	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$566.44	103
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.60%	IB	$479.85	98
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.80%	IB	$473.39	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$462.86	7

EQ/COMMON STOCK INDEX	0.00%	IA	$64.02	229
EQ/COMMON STOCK INDEX	0.00%	IA	$1,320.62	201
EQ/COMMON STOCK INDEX	0.60%	IA	$3,233.72	462
EQ/COMMON STOCK INDEX	0.80%	IA	$767.18	23
EQ/COMMON STOCK INDEX	0.90%	IA	$1,296.28	106
EQ/COMMON STOCK INDEX+	0.00%	IB	$15.75	214
EQ/COMMON STOCK INDEX+	0.00%	IB	$166.09	14
EQ/COMMON STOCK INDEX+	0.00%	IB	$169.92	73
EQ/COMMON STOCK INDEX	0.00%	IB	$412.42	321
EQ/COMMON STOCK INDEX	0.60%	IB	$433.75	521

EQ/CONSERVATIVE ALLOCATION	0.00%	A	$17.80	127
EQ/CONSERVATIVE ALLOCATION	0.00%	A	$195.38	36
EQ/CONSERVATIVE ALLOCATION	0.60%	A	$175.06	29
EQ/CONSERVATIVE ALLOCATION	0.80%	A	$168.74	—
EQ/CONSERVATIVE ALLOCATION	0.90%	A	$165.67	4
EQ/CONSERVATIVE ALLOCATION+	0.00%	B	$11.21	22
EQ/CONSERVATIVE ALLOCATION+	0.00%	B	$113.01	—
EQ/CONSERVATIVE ALLOCATION+	0.00%	B	$114.85	1
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$191.39	32
EQ/CONSERVATIVE ALLOCATION	0.60%	B	$171.49	11

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$195.77	46

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$154.11	22

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$22.79	211
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$183.24	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$241.23	25
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	A	$216.14	38
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	A	$208.34	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	A	$204.54	1
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	B	$12.05	16
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	B	$123.05	1
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	B	$124.85	3
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$236.33	60
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	B	$211.75	12

EQ/CORE BOND INDEX	0.00%	IA	$151.92	95
EQ/CORE BOND INDEX	0.00%	IA	$158.78	2
EQ/CORE BOND INDEX	0.60%	IA	$144.38	2
EQ/CORE BOND INDEX	0.60%	IA	$172.60	48
EQ/CORE BOND INDEX	0.80%	IA	$135.14	—
EQ/CORE BOND INDEX	0.90%	IA	$132.43	8
EQ/CORE BOND INDEX+	0.00%	IB	$10.50	151
EQ/CORE BOND INDEX+	0.00%	IB	$104.39	1
EQ/CORE BOND INDEX+	0.00%	IB	$106.75	17
EQ/CORE BOND INDEX	0.00%	IB	$157.84	140
EQ/CORE BOND INDEX	0.60%	IB	$168.66	8
EQ/CORE BOND INDEX	0.60%	IB	$171.58	216

EQ/CORE PLUS BOND	0.00%	A	$17.70	124
EQ/CORE PLUS BOND	0.00%	A	$288.04	67
EQ/CORE PLUS BOND	0.60%	A	$466.20	77
EQ/CORE PLUS BOND	0.80%	A	$182.08	2
EQ/CORE PLUS BOND	0.90%	A	$269.21	28
EQ/CORE PLUS BOND	0.00%	B	$174.25	95
EQ/CORE PLUS BOND	0.60%	B	$131.30	90

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$11.92	45
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$127.21	—
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$127.41	2

EQ/EQUITY 500 INDEX	0.00%	IA	$63.71	957
EQ/EQUITY 500 INDEX	0.00%	IA	$1,532.17	224
EQ/EQUITY 500 INDEX	0.60%	IA	$1,309.46	324
EQ/EQUITY 500 INDEX	0.80%	IA	$872.03	6
EQ/EQUITY 500 INDEX	0.90%	IA	$1,203.81	53
EQ/EQUITY 500 INDEX+	0.00%	IB	$15.83	981
EQ/EQUITY 500 INDEX+	0.00%	IB	$166.84	27
EQ/EQUITY 500 INDEX+	0.00%	IB	$171.47	175
EQ/EQUITY 500 INDEX	0.00%	IB	$463.70	843
EQ/EQUITY 500 INDEX	0.60%	IB	$418.17	372

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$66.42	134
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$439.35	97
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$833.26	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	IB	$409.50	265
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$399.96	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$395.28	3

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$15.41	35
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$159.64	3
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$444.30	118
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$162.66	7
EQ/FRANKLIN RISING DIVIDENDS	0.60%	IB	$414.11	76
EQ/FRANKLIN RISING DIVIDENDS	0.80%	IB	$404.47	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	IB	$399.74	5

EQ/FRANKLIN STRATEGIC INCOME+	0.00%	IB	$10.80	29
EQ/FRANKLIN STRATEGIC INCOME+	0.00%	IB	$107.56	—
EQ/FRANKLIN STRATEGIC INCOME+	0.00%	IB	$109.60	1
EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$157.25	182
EQ/FRANKLIN STRATEGIC INCOME	0.60%	IB	$146.56	66
EQ/FRANKLIN STRATEGIC INCOME	0.80%	IB	$143.15	—
EQ/FRANKLIN STRATEGIC INCOME	0.90%	IB	$141.48	10

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$42.06	38
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$595.00	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$958.01	37
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$513.65	79
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$443.58	163
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$601.42	9
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$422.33	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$412.09	16

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$14.84	33
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$153.60	3
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$159.00	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$337.85	34
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	IB	$314.89	11
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$307.56	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$303.96	1

EQ/GROWTH STRATEGY	0.00%	IB	$275.62	336

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$12.12	153
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$252.76	38
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IA	$262.90	56
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IA	$183.74	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$206.76	11
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$9.92	1
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$99.24	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$133.21	8
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$181.50	33
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IB	$158.35	70

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IA	$346.15	44
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IA	$241.31	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$12.41	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$131.51	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$132.00	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$224.33	110
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$195.48	98
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$187.44	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$182.72	17

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$24.23	245
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$280.65	226
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IA	$238.91	735
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IA	$191.83	6
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$220.36	61
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$12.01	337
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$126.98	6
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$127.55	7
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$191.60	225
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IB	$177.43	191
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$162.22	—

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$172.95	41
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	IB	$161.20	7
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$157.45	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$155.60	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$23.05	46
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$247.08	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$314.62	54
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IA	$216.73	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$11.90	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$127.45	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$128.50	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$230.00	115
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$216.79	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$221.35	148
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$192.17	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$206.21	19

EQ/INVESCO COMSTOCK	0.00%	IA	$19.44	51
EQ/INVESCO COMSTOCK	0.00%	IA	$279.25	31
EQ/INVESCO COMSTOCK	0.60%	IA	$255.60	24
EQ/INVESCO COMSTOCK	0.80%	IA	$248.14	—
EQ/INVESCO COMSTOCK	0.90%	IA	$244.50	3
EQ/INVESCO COMSTOCK+	0.00%	IB	$13.63	12
EQ/INVESCO COMSTOCK+	0.00%	IB	$148.78	—
EQ/INVESCO COMSTOCK+	0.00%	IB	$148.92	—
EQ/INVESCO COMSTOCK	0.00%	IB	$355.48	62
EQ/INVESCO COMSTOCK	0.60%	IB	$252.48	13

EQ/INVESCO GLOBAL+	0.00%	IB	$15.40	15
EQ/INVESCO GLOBAL+	0.00%	IB	$166.45	2
EQ/INVESCO GLOBAL+	0.00%	IB	$167.48	—

EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$10.93	48
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$21.43	371
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$109.75	—
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$113.40	2
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$214.31	164
EQ/INVESCO GLOBAL REAL ASSETS	0.60%	IB	$199.74	43
EQ/INVESCO GLOBAL REAL ASSETS	0.80%	IB	$195.09	—
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$192.81	6

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$21.89	349
EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$218.91	125
EQ/INVESCO INTERNATIONAL GROWTH	0.60%	IB	$204.03	48
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$199.28	—
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$196.95	4

EQ/JANUS ENTERPRISE	0.00%	IA	$375.21	76
EQ/JANUS ENTERPRISE	0.60%	IA	$343.44	68
EQ/JANUS ENTERPRISE	0.80%	IA	$333.41	—
EQ/JANUS ENTERPRISE	0.90%	IA	$328.51	10
EQ/JANUS ENTERPRISE	0.00%	IB	$21.50	34
EQ/JANUS ENTERPRISE+	0.00%	IB	$14.65	40
EQ/JANUS ENTERPRISE+	0.00%	IB	$152.10	—
EQ/JANUS ENTERPRISE+	0.00%	IB	$154.01	1
EQ/JANUS ENTERPRISE	0.00%	IB	$543.01	74
EQ/JANUS ENTERPRISE	0.60%	IB	$339.40	36

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$53.77	306
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$469.54	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$611.67	12
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$14.29	190
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$153.19	—
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$156.13	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$571.15	52
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$345.53	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$492.35	56
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$468.48	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$456.98	13

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$57.13	24
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$641.05	9
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IA	$433.58	—
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$15.51	9
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$163.64	—
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$167.64	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$412.78	67
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$360.34	30
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$344.32	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$336.58	2

EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$96.96	92
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$865.90	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$1,040.92	34
EQ/LARGE CAP GROWTH INDEX	0.60%	IA	$672.59	1
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$18.55	128
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$194.51	4
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$200.83	10
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$518.00	140
EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$452.19	409
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$432.08	4
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$422.36	21

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$76.81	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$751.81	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$989.55	76

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IA	$593.17	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$17.42	8
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$182.48	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$944.45	71
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$187.27	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$467.79	35
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$814.15	287
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$774.67	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$755.66	21

EQ/LARGE CAP VALUE INDEX	0.00%	IA	$173.45	39
EQ/LARGE CAP VALUE INDEX	0.60%	IA	$158.76	35
EQ/LARGE CAP VALUE INDEX	0.80%	IA	$154.13	—
EQ/LARGE CAP VALUE INDEX	0.90%	IA	$151.86	35
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$13.23	52
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$140.10	2
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$142.51	4
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$199.80	112
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$156.92	30

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$41.74	36
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$352.54	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$359.36	70
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$475.81	168
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$318.66	9
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$363.81	432
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IA	$300.26	11
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$338.93	77
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$354.70	79
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$308.39	5
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$359.09	357
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$334.54	—

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$13.41	659
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$134.14	326
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	IB	$125.02	96
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$122.11	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$120.68	7

EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$51.58	104
EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$549.81	5
EQ/LOOMIS SAYLES GROWTH	0.60%	IA	$503.27	31
EQ/LOOMIS SAYLES GROWTH	0.80%	IA	$488.59	—
EQ/LOOMIS SAYLES GROWTH	0.90%	IA	$481.41	3
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$16.23	58
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$169.22	3
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$170.52	—
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$671.39	58
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$497.50	14

EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$13.25	91
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$139.93	1
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$141.39	4
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$226.62	67
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$361.65	108

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$207.44	91
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$201.38	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$198.42	21

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$13.90	119
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$33.04	791
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$143.95	1
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$145.90	5
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$330.40	286
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.60%	IB	$307.96	116
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	IB	$300.78	—
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$297.26	13

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$16.11	156
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$48.81	166
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$168.49	3
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$172.83	2
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$488.09	76
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	IB	$454.93	39
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$444.33	—
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$439.13	3

EQ/MFS TECHNOLOGY	0.00%	IB	$14.95	432
EQ/MFS TECHNOLOGY+	0.00%	IB	$17.90	63
EQ/MFS TECHNOLOGY+	0.00%	IB	$110.63	2
EQ/MFS TECHNOLOGY	0.00%	IB	$151.99	315
EQ/MFS TECHNOLOGY	0.60%	IB	$150.53	136
EQ/MFS TECHNOLOGY	0.80%	IB	$150.04	—
EQ/MFS TECHNOLOGY	0.90%	IB	$149.80	17

EQ/MFS UTILITIES SERIES+	0.00%	IB	$12.54	9
EQ/MFS UTILITIES SERIES	0.00%	IB	$29.77	105
EQ/MFS UTILITIES SERIES+	0.00%	IB	$109.54	—
EQ/MFS UTILITIES SERIES	0.00%	IB	$297.71	1

EQ/MID CAP INDEX	0.00%	IA	$61.89	167
EQ/MID CAP INDEX	0.00%	IA	$478.56	7
EQ/MID CAP INDEX	0.00%	IA	$708.13	55
EQ/MID CAP INDEX	0.60%	IA	$471.18	4
EQ/MID CAP INDEX+	0.00%	IB	$14.56	157
EQ/MID CAP INDEX+	0.00%	IB	$154.57	7
EQ/MID CAP INDEX+	0.00%	IB	$154.72	10
EQ/MID CAP INDEX	0.00%	IB	$452.31	151
EQ/MID CAP INDEX	0.60%	IB	$397.81	227
EQ/MID CAP INDEX	0.80%	IB	$381.07	1
EQ/MID CAP INDEX	0.90%	IB	$372.97	12

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$51.38	37
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$456.37	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$633.79	85
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$425.58	4
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$494.03	16
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$508.57	239
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$589.97	17
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IA	$483.91	2

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IA	$472.03	20
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$13.90	12
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$147.41	1
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$148.88	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$587.46	31

EQ/MODERATE ALLOCATION	0.00%	A	$25.46	459
EQ/MODERATE ALLOCATION	0.00%	A	$191.60	2
EQ/MODERATE ALLOCATION	0.00%	A	$548.50	150
EQ/MODERATE ALLOCATION	0.60%	A	$1,139.95	486
EQ/MODERATE ALLOCATION	0.80%	A	$362.91	7
EQ/MODERATE ALLOCATION	0.90%	A	$455.68	94
EQ/MODERATE ALLOCATION+	0.00%	B	$12.42	153
EQ/MODERATE ALLOCATION+	0.00%	B	$127.71	7
EQ/MODERATE ALLOCATION+	0.00%	B	$129.35	17
EQ/MODERATE ALLOCATION	0.00%	B	$270.06	445
EQ/MODERATE ALLOCATION	0.60%	B	$240.70	237

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$246.34	637

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$32.53	685
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$220.24	1
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$343.15	312
EQ/MODERATE-PLUS ALLOCATION	0.60%	A	$307.46	225
EQ/MODERATE-PLUS ALLOCATION	0.80%	A	$296.36	2
EQ/MODERATE-PLUS ALLOCATION	0.90%	A	$290.96	36
EQ/MODERATE-PLUS ALLOCATION+	0.00%	B	$13.35	310
EQ/MODERATE-PLUS ALLOCATION+	0.00%	B	$139.05	4
EQ/MODERATE-PLUS ALLOCATION+	0.00%	B	$140.41	18
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$336.15	840
EQ/MODERATE-PLUS ALLOCATION	0.60%	B	$301.19	135

EQ/MONEY MARKET	0.00%	IA	$10.36	93
EQ/MONEY MARKET	0.00%	IA	$10.40	900
EQ/MONEY MARKET	0.00%	IA	$178.31	147
EQ/MONEY MARKET	0.60%	IA	$242.79	270
EQ/MONEY MARKET	0.80%	IA	$134.93	2
EQ/MONEY MARKET	0.90%	IA	$148.13	23
EQ/MONEY MARKET+	0.00%	IB	$10.12	483
EQ/MONEY MARKET+	0.00%	IB	$101.32	23
EQ/MONEY MARKET+	0.00%	IB	$101.96	29
EQ/MONEY MARKET	0.00%	IB	$136.26	221
EQ/MONEY MARKET	0.60%	IB	$124.36	153

EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$21.55	31
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$184.32	148
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$213.33	2
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$228.72	3
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.60%	IB	$182.55	76
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	IB	$181.95	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$181.66	6

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$11.57	7
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$113.48	—
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$116.31	1

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO REAL RETURN+	0.00%	IB	$11.91	93
EQ/PIMCO REAL RETURN	0.00%	IB	$15.66	189
EQ/PIMCO REAL RETURN+	0.00%	IB	$118.68	—
EQ/PIMCO REAL RETURN+	0.00%	IB	$120.58	2
EQ/PIMCO REAL RETURN	0.00%	IB	$156.60	148
EQ/PIMCO REAL RETURN	0.60%	IB	$145.96	54
EQ/PIMCO REAL RETURN	0.80%	IB	$142.56	—
EQ/PIMCO REAL RETURN	0.90%	IB	$140.90	4

EQ/PIMCO TOTAL RETURN+	0.00%	IB	$10.84	70
EQ/PIMCO TOTAL RETURN	0.00%	IB	$15.11	362
EQ/PIMCO TOTAL RETURN+	0.00%	IB	$107.52	2
EQ/PIMCO TOTAL RETURN+	0.00%	IB	$110.92	8
EQ/PIMCO TOTAL RETURN	0.00%	IB	$151.12	327
EQ/PIMCO TOTAL RETURN	0.60%	IB	$140.85	167
EQ/PIMCO TOTAL RETURN	0.80%	IB	$137.57	—
EQ/PIMCO TOTAL RETURN	0.90%	IB	$135.96	17

EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$114.55	61
EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$125.14	54
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$104.28	2
EQ/PIMCO ULTRA SHORT BOND	0.80%	IA	$111.20	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	IA	$109.57	10
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$10.15	25
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$101.84	—
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$102.55	1
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$128.25	116
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$113.93	37

EQ/QUALITY BOND PLUS	0.00%	IA	$13.64	136
EQ/QUALITY BOND PLUS	0.00%	IA	$281.95	22
EQ/QUALITY BOND PLUS	0.60%	IA	$224.39	62
EQ/QUALITY BOND PLUS	0.80%	IA	$201.58	1
EQ/QUALITY BOND PLUS	0.90%	IA	$206.02	5
EQ/QUALITY BOND PLUS	0.00%	IB	$190.25	42
EQ/QUALITY BOND PLUS	0.60%	IB	$165.72	65

EQ/SMALL COMPANY INDEX	0.00%	IA	$53.25	130
EQ/SMALL COMPANY INDEX	0.00%	IA	$316.21	1
EQ/SMALL COMPANY INDEX	0.00%	IA	$789.88	43
EQ/SMALL COMPANY INDEX	0.60%	IA	$484.01	6
EQ/SMALL COMPANY INDEX	0.60%	IA	$624.34	48
EQ/SMALL COMPANY INDEX	0.80%	IA	$597.86	—
EQ/SMALL COMPANY INDEX	0.90%	IA	$586.72	5
EQ/SMALL COMPANY INDEX+	0.00%	IB	$14.45	132
EQ/SMALL COMPANY INDEX+	0.00%	IB	$153.91	8
EQ/SMALL COMPANY INDEX+	0.00%	IB	$155.73	2
EQ/SMALL COMPANY INDEX	0.00%	IB	$573.46	109
EQ/SMALL COMPANY INDEX	0.60%	IB	$543.38	—
EQ/SMALL COMPANY INDEX	0.60%	IB	$550.44	23
EQ/SMALL COMPANY INDEX	0.90%	IB	$512.79	—

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$509.38	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$88.47	511
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$510.44	—

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IA	$466.77	2
EQ/T. ROWE PRICE GROWTH STOCK+	0.00%	IB	$16.55	311
EQ/T. ROWE PRICE GROWTH STOCK+	0.00%	IB	$173.81	—
EQ/T. ROWE PRICE GROWTH STOCK+	0.00%	IB	$175.46	11
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$502.98	23
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$597.87	128
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IB	$460.91	170
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$447.62	1
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$441.13	13

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$15.28	72
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$69.78	149
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$160.63	4
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$168.52	3
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$697.75	2

EQ/VALUE EQUITY	0.00%	IA	$573.38	68
EQ/VALUE EQUITY	0.00%	IA	$43.96	183
EQ/VALUE EQUITY	0.00%	IA	$410.64	1
EQ/VALUE EQUITY	0.60%	IA	$513.78	2
EQ/VALUE EQUITY+	0.00%	IB	$13.38	28
EQ/VALUE EQUITY+	0.00%	IB	$142.34	3
EQ/VALUE EQUITY+	0.00%	IB	$142.53	—
EQ/VALUE EQUITY	0.00%	IB	$754.65	116
EQ/VALUE EQUITY	0.60%	IB	$425.43	19
EQ/VALUE EQUITY	0.60%	IB	$650.55	147
EQ/VALUE EQUITY	0.80%	IB	$619.00	2
EQ/VALUE EQUITY	0.90%	IB	$603.81	16

EQ/WELLINGTON ENERGY	0.00%	IB	$6.23	254
EQ/WELLINGTON ENERGY	0.00%	IB	$62.34	162
EQ/WELLINGTON ENERGY	0.60%	IB	$58.10	59
EQ/WELLINGTON ENERGY	0.80%	IB	$56.75	—
EQ/WELLINGTON ENERGY	0.90%	IB	$56.08	1

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$13.88	6
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$39.43	11
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$105.65	—
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$407.70	2

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$47.63	103
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$506.29	1

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$10.42	122
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$104.20	10

FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$14.01	59
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$53.40	77
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$153.74	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$156.07	2
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$385.82	23
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$524.15	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.60%	SERVICE CLASS 2	$359.61	15
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$347.12	—

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$29.87	70
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$310.75	4

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$19.02	759
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$208.98	46

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$15.38	35
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$56.61	174
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$160.55	1
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$163.92	—
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$343.13	67
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$902.03	4
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$319.81	36
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$312.36	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$308.71	3

FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$14.32	50
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$59.08	30
FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$103.62	—
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$534.67	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$66.76	12
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$684.63	—

FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$24.12	60
FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$241.21	24
FRANKLIN MUTUAL SHARES VIP FUND	0.60%	CLASS 2	$224.82	10
FRANKLIN MUTUAL SHARES VIP FUND	0.80%	CLASS 2	$219.59	—
FRANKLIN MUTUAL SHARES VIP FUND	0.90%	CLASS 2	$217.01	1

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$13.46	74
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$32.29	230
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$147.18	—
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$153.39	1
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$322.92	24
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$300.98	20
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$293.97	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$290.53	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$12.32	17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$27.67	576
INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$102.62	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$276.71	13

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$26.74	26
INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$267.37	10
INVESCO V.I. MAIN STREET MID CAP FUND	0.60%	SERIES II	$249.20	5
INVESCO V.I. MAIN STREET MID CAP FUND	0.80%	SERIES II	$243.39	—
INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$240.54	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$33.71	46
INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$337.11	20
INVESCO V.I. SMALL CAP EQUITY FUND	0.60%	SERIES II	$314.20	6
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$306.88	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$303.29	—

JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$11.09	—
JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$110.92	—

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$11.31	67

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$113.43	—
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$115.76	1

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$411.57	9
MFS® INVESTORS TRUST SERIES	0.60%	SERVICE CLASS	$383.61	6
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$374.68	—
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$370.29	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$521.27	16
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$485.86	11
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$474.54	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$468.99	—

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$83.58	23
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$472.97	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$869.97	114
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$635.21	3
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$3,226.20	172
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IA	$465.10	11
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$826.56	54
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$17.79	26
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$189.48	3
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$186.32	1
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$443.08	47
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IB	$388.29	91

MULTIMANAGER CORE BOND	0.00%	IA	$16.06	109
MULTIMANAGER CORE BOND	0.00%	IA	$189.49	—
MULTIMANAGER CORE BOND	0.00%	IA	$200.53	93
MULTIMANAGER CORE BOND	0.60%	IA	$187.51	3
MULTIMANAGER CORE BOND	0.00%	IB	$206.71	103
MULTIMANAGER CORE BOND	0.80%	IB	$176.04	—
MULTIMANAGER CORE BOND	0.60%	IB	$183.28	110
MULTIMANAGER CORE BOND	0.90%	IB	$172.53	11

MULTIMANAGER TECHNOLOGY	0.00%	IA	$132.14	65
MULTIMANAGER TECHNOLOGY	0.00%	IA	$1,847.01	23
MULTIMANAGER TECHNOLOGY	0.60%	IA	$915.97	2
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$19.73	89
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$206.35	5
MULTIMANAGER TECHNOLOGY	0.60%	IB	$820.63	189
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$208.66	11
MULTIMANAGER TECHNOLOGY	0.00%	IB	$1,501.58	42
MULTIMANAGER TECHNOLOGY	0.80%	IB	$1,292.35	—
MULTIMANAGER TECHNOLOGY	0.90%	IB	$772.50	9

NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$19.80	96
NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$76.99	12

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$13.82	14
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$93.85	143
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$144.11	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$87.47	37
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$85.44	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$84.44	5

T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$13.08	43
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$139.07	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$141.92	2
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$302.59	46
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS II	$282.03	25
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS II	$275.46	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$272.24	3

TARGET 2015 ALLOCATION	0.00%	B	$25.87	26
TARGET 2015 ALLOCATION	0.00%	B	$203.37	3

TARGET 2025 ALLOCATION	0.00%	B	$32.26	90
TARGET 2025 ALLOCATION	0.00%	B	$162.64	5
TARGET 2025 ALLOCATION	0.00%	B	$240.00	17
TARGET 2025 ALLOCATION	0.60%	B	$156.24	22
TARGET 2025 ALLOCATION	0.80%	B	$154.15	—

TARGET 2035 ALLOCATION	0.00%	B	$37.10	90
TARGET 2035 ALLOCATION	0.00%	B	$175.81	9
TARGET 2035 ALLOCATION	0.00%	B	$265.77	9
TARGET 2035 ALLOCATION	0.60%	B	$168.89	12

TARGET 2045 ALLOCATION	0.00%	B	$41.04	88
TARGET 2045 ALLOCATION	0.00%	B	$184.30	14
TARGET 2045 ALLOCATION	0.00%	B	$281.81	3
TARGET 2045 ALLOCATION	0.60%	B	$177.04	2
TARGET 2045 ALLOCATION	0.80%	B	$174.68	—

TARGET 2055 ALLOCATION	0.00%	B	$19.66	47
TARGET 2055 ALLOCATION	0.00%	B	$196.61	20
TARGET 2055 ALLOCATION	0.60%	B	$188.87	3

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$11.75	54
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$126.68	—
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$129.28	1
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$153.43	101
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$143.00	35
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$139.67	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$138.03	5

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$9.19	25
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$11.66	345
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$90.99	1
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$91.98	—
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$116.64	250
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$108.72	88
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$106.18	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$104.94	8

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

TEMPLETON GROWTH VIP FUND	0.00%	CLASS 2	$197.52	28
TEMPLETON GROWTH VIP FUND	0.60%	CLASS 2	$184.10	6
TEMPLETON GROWTH VIP FUND	0.80%	CLASS 2	$179.81	—
TEMPLETON GROWTH VIP FUND	0.90%	CLASS 2	$177.71	1

VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$15.20	8
VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$98.07	—
VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$94.05	119
VANECK VIP GLOBAL RESOURCES FUND	0.60%	CLASS S	$87.66	41
VANECK VIP GLOBAL RESOURCES FUND	0.80%	CLASS S	$85.62	—
VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$84.61	1

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$531.21	39

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
+	This Variable Investment Option is subject to an Investment Expense Reduction (See Note 7).

FSA-45

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$519,343	$95,392	$60,587	$348,297	$117,853	$1,500,663
Expenses:
Asset-based charges	8,155	6,298	2,405	39,816	36,563	384,219

Net expenses	8,155	6,298	2,405	39,816	36,563	384,219

Net Investment Income (Loss)	511,188	89,094	58,182	308,481	81,290	1,116,444

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	375,877	209,590	15,103	(608,013)	(22,576)	9,467,593
Net realized gain distribution from the Portfolios	919,671	1,199,648	2,678	—	486,742	16,687,736

Net realized gain (loss)	1,295,548	1,409,238	17,781	(608,013)	464,166	26,155,329

Net change in unrealized appreciation (depreciation) of investments	(1,746,986)	32,834	(91,795)	5,522,483	1,191,790	23,736,925

Net Realized and Unrealized Gain (Loss) on Investments	(451,438)	1,442,072	(74,014)	4,914,470	1,655,956	49,892,254

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,750	$1,531,166	$(15,832)	$5,222,951	$1,737,246	$51,008,698

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-46

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,214	$142	$8,493	$3,466	$427,196	$77,176
Expenses:
Asset-based charges	—	—	—	—	79,494	5,625

Net expenses	—	—	—	—	79,494	5,625

Net Investment Income (Loss)	1,214	142	8,493	3,466	347,702	71,551

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,369	17	12,191	5,773	2,596,444	284,809
Net realized gain distribution from the Portfolios	108	232	—	43,813	5,553,938	367,765

Net realized gain (loss)	2,477	249	12,191	49,586	8,150,382	652,574

Net change in unrealized appreciation (depreciation) of investments	2,871	(489)	553	(34,742)	2,255,998	463,176

Net Realized and Unrealized Gain (Loss) on Investments	5,348	(240)	12,744	14,844	10,406,380	1,115,750

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,562	$(98)	$21,237	$18,310	$10,754,082	$1,187,301

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-47

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$28,740	$5,369	$—	$316,065	$73,642	$560
Expenses:
Asset-based charges	12,011	—	33,244	62,564	—	—

Net expenses	12,011	—	33,244	62,564	—	—

Net Investment Income (Loss)	16,729	5,369	(33,244)	253,501	73,642	560

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	432,782	81	1,190,761	3,063,505	632,721	84,690
Net realized gain distribution from the Portfolios	77,604	—	449,292	1,562,966	1,568,594	280,731

Net realized gain (loss)	510,386	81	1,640,053	4,626,471	2,201,315	365,421

Net change in unrealized appreciation (depreciation) of investments	773,443	5,527	(538,292)	(3,033,630)	(1,767,952)	118,337

Net Realized and Unrealized Gain (Loss) on Investments	1,283,829	5,608	1,101,761	1,592,841	433,363	483,758

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,300,558	$10,977	$1,068,517	$1,846,342	$507,005	$484,318

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-48

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	DELAWARE IVY VIP GLOBAL EQUITY INCOME	DELAWARE IVY VIP HIGH INCOME	DELAWARE IVY VIP SMALL CAP GROWTH	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,918	$2,802,973	$187,279	$28,256	$127,365	$32,957
Expenses:
Asset-based charges	—	59,012	41,882	15,564	29,734	13,899

Net expenses	—	59,012	41,882	15,564	29,734	13,899

Net Investment Income (Loss)	18,918	2,743,961	145,397	12,692	97,631	19,058

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,066)	(286,656)	693,005	326,959	881,236	233,600
Net realized gain distribution from the Portfolios	—	—	2,292,077	871,063	2,258,334	1,352,147

Net realized gain (loss)	(10,066)	(286,656)	2,985,082	1,198,022	3,139,570	1,585,747

Net change in unrealized appreciation (depreciation) of investments	122,113	203,893	(2,412,098)	224,273	2,145,531	(621,652)

Net Realized and Unrealized Gain (Loss) on Investments	112,047	(82,763)	572,984	1,422,295	5,285,101	964,095

Net Increase (Decrease) in Net Assets Resulting from Operations	$130,965	$2,661,198	$718,381	$1,434,987	$5,382,732	$983,153

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-49

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$7,725,969	$1,652,223	$1,163,343	$951,769	$—
Expenses:
Asset-based charges	1,229,329	293,657	42,553	261,350	—	766,156

Net expenses	1,229,329	293,657	42,553	261,350	—	766,156

Net Investment Income (Loss)	(1,229,329)	7,432,312	1,609,670	901,993	951,769	(766,156)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	7,718,409	3,835,202	561,498	5,208,336	906,840	11,685,006
Net realized gain distribution from the Portfolios	48,657,650	14,553,861	5,602,093	11,560,552	2,032,574	8,549,528

Net realized gain (loss)	56,376,059	18,389,063	6,163,591	16,768,888	2,939,414	20,234,534

Net change in unrealized appreciation (depreciation) of investments	(22,298,449)	2,850,132	(3,581,565)	2,976,294	809,226	15,001,439

Net Realized and Unrealized Gain (Loss) on Investments	34,077,610	21,239,195	2,582,026	19,745,182	3,748,640	35,235,973

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,848,281	$28,671,507	$4,191,696	$20,647,175	$4,700,409	$34,469,817

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-50

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$14,876,697	$334,189	$135,579	$35,421	$782,209
Expenses:
Asset-based charges	292,711	11,112,629	50,024	—	—	65,500

Net expenses	292,711	11,112,629	50,024	—	—	65,500

Net Investment Income (Loss)	(292,711)	3,764,068	284,165	135,579	35,421	716,709

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,635,049	83,721,323	132,002	148,006	15,915	391,580
Net realized gain distribution from the Portfolios	8,060,018	142,938,265	862,808	426,608	102,990	2,018,605

Net realized gain (loss)	11,695,067	226,659,588	994,810	574,614	118,905	2,410,185

Net change in unrealized appreciation (depreciation) of investments	11,623,060	234,586,936	(690,025)	(116,594)	(76,394)	(854,178)

Net Realized and Unrealized Gain (Loss) on Investments	23,318,127	461,246,524	304,785	458,020	42,511	1,556,007

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,025,416	$465,010,592	$588,950	$593,599	$77,932	$2,272,716

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-51

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,269,735	$1,280,044	$8,106	$11,601,690	$606,473	$536,575
Expenses:
Asset-based charges	295,140	339,798	—	3,760,261	614,756	189,784

Net expenses	295,140	339,798	—	3,760,261	614,756	189,784

Net Investment Income (Loss)	974,595	940,246	8,106	7,841,429	(8,283)	346,791

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	222,564	(309,399)	(10,097)	77,937,071	4,412,532	3,066,086
Net realized gain distribution from the Portfolios	457,868	942,138	10,979	40,869,116	16,694,272	—

Net realized gain (loss)	680,432	632,739	882	118,806,187	21,106,804	3,066,086

Net change in unrealized appreciation (depreciation) of investments	(3,728,276)	(3,593,748)	(33,975)	197,785,091	12,860,778	15,192,356

Net Realized and Unrealized Gain (Loss) on Investments	(3,047,844)	(2,961,009)	(33,093)	316,591,278	33,967,582	18,258,442

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,073,249)	$(2,020,763)	$(24,987)	$324,432,707	$33,959,299	$18,605,233

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-52

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,244,558	$1,409,348	$37,888	$2,026,035	$346,310	$1,449,097
Expenses:
Asset-based charges	73,051	519,701	18,199	—	183,588	147,254

Net expenses	73,051	519,701	18,199	—	183,588	147,254

Net Investment Income (Loss)	1,171,507	889,647	19,689	2,026,035	162,722	1,301,843

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	116,242	5,499,991	579,151	1,404,131	127,178	990,613
Net realized gain distribution from the Portfolios	456,155	28,479,001	1,595,640	5,024,928	332,291	5,219,513

Net realized gain (loss)	572,397	33,978,992	2,174,791	6,429,059	459,469	6,210,126

Net change in unrealized appreciation (depreciation) of investments	(1,352,061)	(12,478,462)	1,289,706	3,116,982	(1,852,797)	(1,764,649)

Net Realized and Unrealized Gain (Loss) on Investments	(779,664)	21,500,530	3,464,497	9,546,041	(1,393,328)	4,445,477

Net Increase (Decrease) in Net Assets Resulting from Operations	$391,843	$22,390,177	$3,484,186	$11,572,076	$(1,230,606)	$5,747,320

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-53

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,795,513	$245,057	$1,797,810	$447,110	$—	$1,432,110
Expenses:
Asset-based charges	1,341,136	3,774	242,716	57,429	—	55,747

Net expenses	1,341,136	3,774	242,716	57,429	—	55,747

Net Investment Income (Loss)	9,454,377	241,283	1,555,094	389,681	—	1,376,363

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,117,716	70,583	1,745,718	1,784,543	12,493	84,867
Net realized gain distribution from the Portfolios	—	307,017	4,461,282	1,646,942	14,294	472,458

Net realized gain (loss)	1,117,716	377,600	6,207,000	3,431,485	26,787	557,325

Net change in unrealized appreciation (depreciation) of investments	20,872,851	75,594	(113,380)	6,664,010	739	6,754,581

Net Realized and Unrealized Gain (Loss) on Investments	21,990,567	453,194	6,093,620	10,095,495	27,526	7,311,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,444,944	$694,477	$7,648,714	$10,485,176	$27,526	$8,688,269

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-54

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$635,546	$99,184	$615,798	$174,796	$140,590	$—
Expenses:
Asset-based charges	67,552	241,368	233,308	67,635	1,090,953	1,578,305

Net expenses	67,552	241,368	233,308	67,635	1,090,953	1,578,305

Net Investment Income (Loss)	567,994	(142,184)	382,490	107,161	(950,363)	(1,578,305)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,712,499	2,666,912	4,336,677	1,079,381	12,613,774	17,484,608
Net realized gain distribution from the Portfolios	1,636,315	11,098,603	17,305,842	6,221,010	25,610,861	95,686,957

Net realized gain (loss)	4,348,814	13,765,515	21,642,519	7,300,391	38,224,635	113,171,565

Net change in unrealized appreciation (depreciation) of investments	(2,572,435)	2,143,366	(5,616,217)	2,811,988	28,891,024	(29,249,218)

Net Realized and Unrealized Gain (Loss) on Investments	1,776,379	15,908,881	16,026,302	10,112,379	67,115,659	83,922,347

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,344,373	$15,766,697	$16,408,792	$10,219,540	$66,165,296	$82,344,042

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-55

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$551,843	$4,112,596	$1,781,505	$—	$179,277	$563,554
Expenses:
Asset-based charges	102,968	1,910,164	82,690	150,079	144,245	251,125

Net expenses	102,968	1,910,164	82,690	150,079	144,245	251,125

Net Investment Income (Loss)	448,875	2,202,432	1,698,815	(150,079)	35,032	312,429

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,757,815	10,898,812	2,303,487	3,759,193	1,303,626	6,198,171
Net realized gain distribution from the Portfolios	2,304,297	46,344,067	3,432,158	6,788,035	9,464,116	4,404,319

Net realized gain (loss)	4,062,112	57,242,879	5,735,645	10,547,228	10,767,742	10,602,490

Net change in unrealized appreciation (depreciation) of investments	4,207,054	32,108,022	(4,006,344)	(338,570)	(4,296,982)	4,282,106

Net Realized and Unrealized Gain (Loss) on Investments	8,269,166	89,350,901	1,729,301	10,208,658	6,470,760	14,884,596

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,718,041	$91,553,333	$3,428,116	$10,058,579	$6,505,792	$15,197,025

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-56

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$39,474	$1,341,309	$1,217,017	$22,535,865
Expenses:
Asset-based charges	113,999	147,862	—	520,055	840,850	4,196,746

Net expenses	113,999	147,862	—	520,055	840,850	4,196,746

Net Investment Income (Loss)	(113,999)	(147,862)	39,474	821,254	376,167	18,339,119

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,432,552	6,030,183	60,461	6,882,106	10,172,073	7,925,332
Net realized gain distribution from the Portfolios	1,035,488	7,024,539	62,307	17,682,729	25,942,589	51,189,954

Net realized gain (loss)	4,468,040	13,054,722	122,768	24,564,835	36,114,662	59,115,286

Net change in unrealized appreciation (depreciation) of investments	6,456,235	(3,149,248)	259,995	15,390,387	13,062,344	(10,140,707)

Net Realized and Unrealized Gain (Loss) on Investments	10,924,275	9,905,474	382,763	39,955,222	49,177,006	48,974,579

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,810,276	$9,757,612	$422,237	$40,776,476	$49,553,173	$67,313,698

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-57

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,077,272	$18,331,270	$—	$—	$15,586	$1,279,971
Expenses:
Asset-based charges	—	748,847	825,625	110,571	—	46,796

Net expenses	—	748,847	825,625	110,571	—	46,796

Net Investment Income (Loss)	3,077,272	17,582,423	(825,625)	(110,571)	15,586	1,233,175

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,455,752	6,458,672	86,629	7,216,157	395	476,003
Net realized gain distribution from the Portfolios	9,966,337	38,989,409	314,638	21,232,984	4,439	1,076,587

Net realized gain (loss)	12,422,089	45,448,081	401,267	28,449,141	4,834	1,552,590

Net change in unrealized appreciation (depreciation) of investments	1,172,362	(2,309,997)	(4,425)	(27,827,157)	(15,269)	(1,207,608)

Net Realized and Unrealized Gain (Loss) on Investments	13,594,451	43,138,084	396,842	621,984	(10,435)	344,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,671,723	$60,720,507	$(428,783)	$511,413	$5,151	$1,578,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-58

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,435,607	$144,583	$323,607	$994,317	$—	$—
Expenses:
Asset-based charges	187,964	77,929	164,294	273,276	531,073	—

Net expenses	187,964	77,929	164,294	273,276	531,073	—

Net Investment Income (Loss)	1,247,643	66,654	159,313	721,041	(531,073)	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,331,234	(8,782)	(79,926)	4,704,591	16,321,014	865,981
Net realized gain distribution from the Portfolios	262,099	—	292,184	15,599,895	19,489,879	487,917

Net realized gain (loss)	1,593,333	(8,782)	212,258	20,304,486	35,810,893	1,353,898

Net change in unrealized appreciation (depreciation) of investments	(4,292,624)	(292,360)	(1,464,555)	(2,084,787)	(7,929,565)	(225,843)

Net Realized and Unrealized Gain (Loss) on Investments	(2,699,291)	(301,142)	(1,252,297)	18,219,699	27,881,328	1,128,055

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,451,648)	$(234,488)	$(1,092,984)	$18,940,740	$27,350,255	$1,128,055

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-59

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,608,535	$469,138	$18,294	$83,057	$188	$412,746
Expenses:
Asset-based charges	691,898	24,335	—	—	—	28,839

Net expenses	691,898	24,335	—	—	—	28,839

Net Investment Income (Loss)	916,637	444,803	18,294	83,057	188	383,907

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,356,648	(1,969,649)	32,583	79,812	(1)	589,104
Net realized gain distribution from the Portfolios	42,888,674	—	21,311	553,851	—	791,956

Net realized gain (loss)	51,245,322	(1,969,649)	53,894	633,663	(1)	1,381,060

Net change in unrealized appreciation (depreciation) of investments	(800,356)	5,408,913	120,332	268,222	—	1,872,839

Net Realized and Unrealized Gain (Loss) on Investments	50,444,966	3,439,264	174,226	901,885	(1)	3,253,899

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,361,603	$3,884,067	$192,520	$984,942	$187	$3,637,806

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-60

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$174,823	$564,888	$169,457	$34,612	$9,315	$272,895
Expenses:
Asset-based charges	—	—	67,274	—	—	14,497

Net expenses	—	—	67,274	—	—	14,497

Net Investment Income (Loss)	174,823	564,888	102,183	34,612	9,315	258,398

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,735)	2,244,744	2,100,914	61,578	19,791	(99,109)
Net realized gain distribution from the Portfolios	—	1,056,278	7,725,060	270,411	65,731	—

Net realized gain (loss)	(10,735)	3,301,022	9,825,974	331,989	85,522	(99,109)

Net change in unrealized appreciation (depreciation) of investments	(41,819)	(4,026,002)	(149,327)	90,298	31,241	1,395,353

Net Realized and Unrealized Gain (Loss) on Investments	(52,554)	(724,980)	9,676,647	422,287	116,763	1,296,244

Net Increase (Decrease) in Net Assets Resulting from Operations	$122,269	$(160,092)	$9,778,830	$456,899	$126,078	$1,554,642

The accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$208,260	$363,030	$11,081	$264	$18	$26,380
Expenses:
Asset-based charges	38,169	—	8,364	12,867	—	—

Net expenses	38,169	—	8,364	12,867	—	—

Net Investment Income (Loss)	170,091	363,030	2,717	(12,603)	18	26,380

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	707,234	459,642	(66,988)	397,771	33	4,233
Net realized gain distribution from the Portfolios	551,453	72,939	—	566,902	—	13,957

Net realized gain (loss)	1,258,687	532,581	(66,988)	964,673	33	18,190

Net change in unrealized appreciation (depreciation) of investments	2,828,014	2,138,737	946,296	622,085	202	(33,340)

Net Realized and Unrealized Gain (Loss) on Investments	4,086,701	2,671,318	879,308	1,586,758	235	(15,150)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,256,792	$3,034,348	$882,025	$1,574,155	$253	$11,230

The accompanying notes are an integral part of these financial statements.

FSA-62

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NATURAL RESOURCES PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$19,279	$3,743	$—	$933,822	$—	$—
Expenses:
Asset-based charges	9,357	26,815	3,811,846	147,566	954,388	—

Net expenses	9,357	26,815	3,811,846	147,566	954,388	—

Net Investment Income (Loss)	9,922	(23,072)	(3,811,846)	786,256	(954,388)	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	179,705	901,305	29,699,567	(19,923)	22,215,184	177,054
Net realized gain distribution from the Portfolios	147,573	1,546,711	131,173,261	95,944	34,809,274	—

Net realized gain (loss)	327,278	2,448,016	160,872,828	76,021	57,024,458	177,054

Net change in unrealized appreciation (depreciation) of investments	746,868	180,689	(26,642,319)	(1,924,863)	(7,941,062)	270,723

Net Realized and Unrealized Gain (Loss) on Investments	1,074,146	2,628,705	134,230,509	(1,848,842)	49,083,396	447,777

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,084,068	$2,605,633	$130,418,663	$(1,062,586)	$48,129,008	$447,777

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-63

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$649,454	$294,977	$22,397	$205,971	$165,621	$132,684
Expenses:
Asset-based charges	21,673	48,238	—	43,318	13,380	5,015

Net expenses	21,673	48,238	—	43,318	13,380	5,015

Net Investment Income (Loss)	627,781	246,739	22,397	162,653	152,241	127,669

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(257,997)	196,420	193,035	1,471,597	1,212,702	366,701
Net realized gain distribution from the Portfolios	—	1,606,947	121,325	704,283	273,077	158,996

Net realized gain (loss)	(257,997)	1,803,367	314,360	2,175,880	1,485,779	525,697

Net change in unrealized appreciation (depreciation) of investments	3,783,330	2,363,645	(179,831)	(778,310)	(196,442)	338,170

Net Realized and Unrealized Gain (Loss) on Investments	3,525,333	4,167,012	134,529	1,397,570	1,289,337	863,867

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,153,114	$4,413,751	$156,926	$1,560,223	$1,441,578	$991,536

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-64

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$102,189	$210,462	$—	$57,808	$48,294	$239,713
Expenses:
Asset-based charges	3,042	40,049	67,335	9,552	23,830	112,782

Net expenses	3,042	40,049	67,335	9,552	23,830	112,782

Net Investment Income (Loss)	99,147	170,413	(67,335)	48,256	24,464	126,931

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	250,521	1,281,757	(1,826,016)	(171,009)	963,056	695,054
Net realized gain distribution from the Portfolios	57,750	482,341	—	—	—	716,180

Net realized gain (loss)	308,271	1,764,098	(1,826,016)	(171,009)	963,056	1,411,234

Net change in unrealized appreciation (depreciation) of investments	308,247	(3,399,689)	(418,590)	379,413	1,406,686	3,038,342

Net Realized and Unrealized Gain (Loss) on Investments	616,518	(1,635,591)	(2,244,606)	208,404	2,369,742	4,449,576

Net Increase (Decrease) in Net Assets Resulting from Operations	$715,665	$(1,465,178)	$(2,311,941)	$256,660	$2,394,206	$4,576,507

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-65

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$511,188	$39,163	$89,094	$132,255	$58,182	$57,055
Net realized gain (loss)	1,295,548	320,064	1,409,238	645,194	17,781	32,186
Net change in unrealized appreciation (depreciation) of investments	(1,746,986)	665,355	32,834	935,790	(91,795)	22,251

Net increase (decrease) in net assets resulting from operations	59,750	1,024,582	1,531,166	1,713,239	(15,832)	111,492

From Contractowners Transactions:
Payments received from contractowners	837,075	420,044	1,324,410	1,417,640	540,573	357,843
Transfers between Variable Investment Options including guaranteed interest account, net	(1,190,325)	1,462,695	306,764	(245,434)	(112,043)	568,401
Redemptions for contract benefits and terminations	(97,952)	(85,120)	(283,190)	(291,651)	(64,092)	(66,955)
Contract maintenance charges	(123,142)	(93,898)	(873,070)	(840,125)	(91,259)	(85,135)

Net increase (decrease) in net assets resulting from contractowners transactions	(574,344)	1,703,721	474,914	40,430	273,179	774,154

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,133	200	331	97	387	101

Net Increase (Decrease) in Net Assets	(513,461)	2,728,503	2,006,411	1,753,766	257,734	885,747
Net Assets — Beginning of Year or Period	4,566,599	1,838,096	14,768,426	13,014,660	2,830,328	1,944,581

Net Assets — End of Year or Period	$4,053,138	$4,566,599	$16,774,837	$14,768,426	$3,088,062	$2,830,328

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-66

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$308,481 $	335,043	$81,290	$(4,597)	$1,116,444	$998,408
Net realized gain (loss)	(608,013)	(1,698,906)	464,166	(506,095)	26,155,329	6,726,818
Net change in unrealized appreciation (depreciation) of investments	5,522,483	240,027	1,191,790	132,329	23,736,925	9,450,444

Net increase (decrease) in net assets resulting from operations	5,222,951	(1,123,836)	1,737,246	(378,363)	51,008,698	17,175,670

From Contractowners Transactions:
Payments received from contractowners	978,605	1,058,893	1,036,883	942,595	12,668,325	12,730,405
Transfers between Variable Investment Options including guaranteed interest account, net	(889,790)	(558,858)	811,213	(534,988)	(11,875,076)	(8,815,079)
Redemptions for contract benefits and terminations	(666,830)	(609,240)	(365,141)	(297,466)	(6,807,893)	(4,252,335)
Contract maintenance charges	(595,479)	(637,026)	(353,549)	(389,617)	(5,369,210)	(5,413,698)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,173,494)	(746,231)	1,129,406	(279,476)	(11,383,854)	(5,750,707)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	104	—	3,559	—

Net Increase (Decrease) in Net Assets	4,049,457	(1,870,067)	2,866,756	(657,839)	39,628,403	11,424,963
Net Assets — Beginning of Year or Period	20,430,345	22,300,412	15,422,207	16,080,046	208,555,191	197,130,228

Net Assets — End of Year or Period	$24,479,802	$20,430,345	$18,288,963	$15,422,207	$248,183,594	$208,555,191

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-67

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT LOW VOLATILITY GLOBAL EQUITY*		1290 VT MULTI- ALTERNATIVE STRATEGIES* (a)	1290 VT NATURAL RESOURCES* (b)
	2021	2020	2021	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,214	$765	$142	$8,493	$355
Net realized gain (loss)	2,477	157	249	12,191	(43)
Net change in unrealized appreciation (depreciation) of investments	2,871	1,443	(489)	553	709

Net increase (decrease) in net assets resulting from operations	6,562	2,365	(98)	21,237	1,021

From Contractowners Transactions:
Payments received from contractowners	28,529	29,823	2,366	107,019	7,576
Transfers between Variable Investment Options including guaranteed interest account, net	3,798	2,657	4,450	146,831	1,720
Contract maintenance charges	(6,298)	(1,640)	(859)	(12,372)	(767)

Net increase (decrease) in net assets resulting from contractowners transactions	26,029	30,840	5,957	241,478	8,529

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	65	23	—	5,799	11

Net Increase (Decrease) in Net Assets	32,656	33,228	5,859	268,514	9,561
Net Assets — Beginning of Year or Period	33,432	204	—	9,660	99

Net Assets — End of Year or Period	$66,088	$33,432	$5,859	$278,174	$9,660

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were available, however there were no units outstanding, during the year ended December 31, 2020.
(b)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.

FSA-68

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE* (c)		1290 VT SMARTBETA EQUITY* (d)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,466	$42	$347,702	$340,092	$71,551	$23,991
Net realized gain (loss)	49,586	131	8,150,382	195,689	652,574	89,663
Net change in unrealized appreciation (depreciation) of investments	(34,742)	1,514	2,255,998	5,968,491	463,176	410,839

Net increase (decrease) in net assets resulting from operations	18,310	1,687	10,754,082	6,504,272	1,187,301	524,493

From Contractowners Transactions:
Payments received from contractowners	141,829	71,172	1,562,279	770,655	970,854	968,364
Transfers between Variable Investment Options including guaranteed interest account, net	(40,394)	772	2,907,792	21,926,358	(633,994)	573,856
Redemptions for contract benefits and terminations	—	—	(1,361,378)	(312,566)	(21,069)	(39,108)
Contract maintenance charges	(8,515)	(1,619)	(1,332,563)	(679,574)	(162,443)	(148,106)

Net increase (decrease) in net assets resulting from contractowners transactions	92,920	70,325	1,776,130	21,704,873	153,348	1,355,006

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	121	11	(28)	63,605	1,659	498

Net Increase (Decrease) in Net Assets	111,351	72,023	12,530,184	28,272,750	1,342,308	1,879,997
Net Assets — Beginning of Year or Period	72,023	—	28,272,761	11	5,375,293	3,495,296

Net Assets — End of Year or Period	$183,374	$72,023	$40,802,945	$28,272,761	$6,717,601	$5,375,293

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(c)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(d)	1290 VT SmartBeta Equity replaced EQ/Templeton Global Equity Managed Volatility due to a merger on June 12, 2020.

FSA-69

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT SOCIALLY RESPONSIBLE*		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM (e)	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM
	2021	2020	2021	2021		2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$16,729	$20,504	$5,369	$(33,244	) $	(7,391)
Net realized gain (loss)	510,386	227,309	81	1,640,053		902,919
Net change in unrealized appreciation (depreciation) of investments	773,443	314,197	5,527	(538,292)		2,651,609

Net increase (decrease) in net assets resulting from operations	1,300,558	562,010	10,977	1,068,517		3,547,137

From Contractowners Transactions:
Payments received from contractowners	519,453	213,954	220,727	2,072,107		1,401,748
Transfers between Variable Investment Options including guaranteed interest account, net	1,489,091	342,538	328,003	1,531,946		148,129
Redemptions for contract benefits and terminations	(217,730)	(46,925)	(10)	(294,162)		(157,590)
Contract maintenance charges	(125,996)	(100,753)	(9,348)	(374,339)		(302,739)

Net increase (decrease) in net assets resulting from contractowners transactions	1,664,818	408,814	539,372	2,935,552		1,089,548

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	132	415		—

Net Increase (Decrease) in Net Assets	2,965,376	970,824	550,481	4,004,484		4,636,685
Net Assets — Beginning of Year or Period	3,968,214	2,997,390	—	16,486,135		11,849,450

Net Assets — End of Year or Period	$6,933,590	$3,968,214	$550,481	$20,490,619		$16,486,135

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(e)	Units were made available on June 4, 2021.

FSA-70

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$253,501	$(35,193)	$73,642	$80,921	$560	$472
Net realized gain (loss)	4,626,471	646,891	2,201,315	399,983	365,421	21,720
Net change in unrealized appreciation (depreciation) of investments	(3,033,630)	7,079,104	(1,767,952)	674,878	118,337	172,924

Net increase (decrease) in net assets resulting from operations	1,846,342	7,690,802	507,005	1,155,782	484,318	195,116

From Contractowners Transactions:
Payments received from contractowners	5,545,299	3,994,506	1,237,433	973,410	419,753	364,214
Transfers between Variable Investment Options including guaranteed interest account, net	2,408,381	762,886	1,668,387	179,351	356,911	(42,158)
Redemptions for contract benefits and terminations	(1,423,327)	(1,354,915)	(875,640)	(114,733)	(471)	(27,036)
Contract maintenance charges	(997,018)	(828,721)	(135,348)	(94,015)	(52,258)	(43,379)

Net increase (decrease) in net assets resulting from contractowners transactions	5,533,335	2,573,756	1,894,832	944,013	723,935	251,641

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	7,205	843	4,353	—	360	49

Net Increase (Decrease) in Net Assets	7,386,882	10,265,401	2,406,190	2,099,795	1,208,613	446,806
Net Assets — Beginning of Year or Period	41,345,175	31,079,774	6,944,450	4,844,655	1,513,342	1,066,536

Net Assets — End of Year or Period	$48,732,057	$41,345,175	$9,350,640	$6,944,450	$2,721,955	$1,513,342

The accompanying notes are an integral part of these financial statements.

FSA-71

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	DELAWARE IVY VIP GLOBAL EQUITY INCOME		DELAWARE IVY VIP HIGH INCOME		DELAWARE IVY VIP SMALL CAP GROWTH
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,918	$15,371	$2,743,961	$2,780,559	$145,397	$(30,219)
Net realized gain (loss)	(10,066)	(44,873)	(286,656)	(1,214,907)	2,985,082	(699,002)
Net change in unrealized appreciation (depreciation) of investments	122,113	35,896	203,893	656,681	(2,412,098)	5,843,999

Net increase (decrease) in net assets resulting from operations	130,965	6,394	2,661,198	2,222,333	718,381	5,114,778

From Contractowners Transactions:
Payments received from contractowners	119,721	102,541	4,992,330	4,681,040	1,799,361	1,195,080
Transfers between Variable Investment Options including guaranteed interest account, net	146,122	(90,378)	2,486,263	(2,108,064)	(380,688)	(1,560,079)
Redemptions for contract benefits and terminations	(22,735)	(6,676)	(2,175,235)	(922,912)	(396,567)	(376,848)
Contract maintenance charges	(9,825)	(9,705)	(1,544,335)	(1,554,524)	(443,924)	(438,653)

Net increase (decrease) in net assets resulting from contractowners transactions	233,283	(4,218)	3,759,023	95,540	578,182	(1,180,500)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	211	—	1,336	212	970	100

Net Increase (Decrease) in Net Assets	364,459	2,176	6,421,557	2,318,085	1,297,533	3,934,378
Net Assets — Beginning of Year or Period	693,862	691,686	43,762,716	41,444,631	18,787,823	14,853,445

Net Assets — End of Year or Period	$1,058,321	$693,862	$50,184,273	$43,762,716	$20,085,356	$18,787,823

The accompanying notes are an integral part of these financial statements.

FSA-72

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,692	$23,415	$97,631	$151,397	$19,058	$36,879
Net realized gain (loss)	1,198,022	318,323	3,139,570	2,498,728	1,585,747	355,195
Net change in unrealized appreciation (depreciation) of investments	224,273	347,146	2,145,531	118,686	(621,652)	817,728

Net increase (decrease) in net assets resulting from operations	1,434,987	688,884	5,382,732	2,768,811	983,153	1,209,802

From Contractowners Transactions:
Payments received from contractowners	318,648	376,559	777,971	776,142	330,950	293,125
Transfers between Variable Investment Options including guaranteed interest account, net	489,649	(596,349)	(19,990)	1,284,803	421,916	15,887
Redemptions for contract benefits and terminations	(185,441)	(133,343)	(756,634)	(419,701)	(81,861)	(59,960)
Contract maintenance charges	(185,692)	(182,937)	(649,620)	(613,279)	(205,946)	(199,575)

Net increase (decrease) in net assets resulting from contractowners transactions	437,164	(536,070)	(648,273)	1,027,965	465,059	49,477

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	11	—	—	—	7	12

Net Increase (Decrease) in Net Assets	1,872,162	152,814	4,734,459	3,796,776	1,448,219	1,259,291
Net Assets — Beginning of Year or Period	5,659,952	5,507,138	20,052,732	16,255,956	7,236,364	5,977,073

Net Assets — End of Year or Period	$7,532,114	$5,659,952	$24,787,191	$20,052,732	$8,684,583	$7,236,364

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-73

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,229,329)	$(752,303)	$7,432,312	$3,926,596	$1,609,670	$504,235
Net realized gain (loss)	56,376,059	32,865,622	18,389,063	12,255,225	6,163,591	1,326,994
Net change in unrealized appreciation (depreciation) of investments	(22,298,449)	37,153,636	2,850,132	5,768,355	(3,581,565)	2,408,205

Net increase (decrease) in net assets resulting from operations	32,848,281	69,266,955	28,671,507	21,950,176	4,191,696	4,239,434

From Contractowners Transactions:
Payments received from contractowners	8,953,889	8,270,370	8,622,930	8,637,679	3,066,654	3,099,321
Transfers between Variable Investment Options including guaranteed interest account, net	(9,608,242)	(13,575,662)	(426,928)	(8,888,049)	(590,787)	(1,139,701)
Redemptions for contract benefits and terminations	(7,848,151)	(8,351,895)	(8,313,491)	(6,700,465)	(1,304,352)	(337,262)
Contract maintenance charges	(6,679,950)	(6,680,835)	(4,718,998)	(4,638,504)	(1,657,064)	(1,750,966)

Net increase (decrease) in net assets resulting from contractowners transactions	(15,182+,454)	(20,338,022)	(4,836,487)	(11,589,339)	(485,549)	(128,608)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,698	—	2,524	—	3,296	—

Net Increase (Decrease) in Net Assets	17,667,525	48,928,933	23,837,544	10,360,837	3,709,443	4,110,826
Net Assets — Beginning of Year or Period	268,915,953	219,987,020	170,085,576	159,724,739	39,147,181	35,036,355

Net Assets — End of Year or Period	$286,583,478	$268,915,953	$193,923,120	$170,085,576	$42,856,624	$39,147,181

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-74

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/AMERICAN CENTURY MID CAP VALUE* (f)		EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH* (g)
	2021	2020	2021	2020	2021		2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$901,993	$846,352	$951,769 $	823,487	$(766,156	) $	(452,291)
Net realized gain (loss)	16,768,888	1,060,528	2,939,414	1,743,351	20,234,534		16,173,796
Net change in unrealized appreciation (depreciation) of investments	2,976,294	4,376,622	809,226	2,404,604	15,001,439		13,061,717

Net increase (decrease) in net assets resulting from operations	20,647,175	6,283,502	4,700,409	4,971,442	34,469,817		28,783,222

From Contractowners Transactions:
Payments received from contractowners	6,468,952	5,247,149	5,749,300	4,803,887	4,378,952		4,282,624
Transfers between Variable Investment Options including guaranteed interest account, net	(4,843,480)	24,004,406	(889,313)	(1,248,443)	(3,541,646)		5,883,926
Redemptions for contract benefits and terminations	(3,785,928)	(1,990,252)	(2,768,167)	(1,230,513)	(5,740,989)		(4,052,228)
Contract maintenance charges	(2,609,285)	(2,164,022)	(2,655,200)	(2,861,107)	(4,332,696)		(4,272,682)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,769,741)	25,097,281	(563,380)	(536,176)	(9,236,379)		1,841,640

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(1,166)	212,170	—	—	77		285

Net Increase (Decrease) in Net Assets	15,876,268	31,592,953	4,137,029	4,435,266	25,233,515		30,625,147
Net Assets — Beginning of Year or Period	92,578,727	60,985,774	49,613,724	45,178,458	156,796,282		126,171,135

Net Assets — End of Year or Period	$108,454,995	$92,578,727	$53,750,753	$49,613,74	$182,029,797		$156,796,282

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(f)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.
(g)	EQ/Capital Group Research replaced EQ/UBS Growth & Income due to a merger on June 05, 2020.

FSA-75

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(292,711)	$(240,594)	$3,764,068	$10,167,177	$284,165 $	346,608
Net realized gain (loss)	11,695,067	11,266,792	226,659,588	160,078,919	994,810	378,001
Net change in unrealized appreciation (depreciation) of investments	11,623,060	15,321,941	234,586,936	143,039,985	(690,025)	811,839

Net increase (decrease) in net assets resulting from operations	23,025,416	26,348,139	465,010,592	313,286,081	588,950	1,536,448

From Contractowners Transactions:
Payments received from contractowners	4,072,363	3,864,704	63,226,562	60,805,454	1,673,239	1,836,698
Transfers between Variable Investment Options including guaranteed interest account, net	(3,420,589)	(10,170,932)	(40,585,018)	(62,486,580)	(122,361)	(4,697,197)
Redemptions for contract benefits and terminations	(3,052,581)	(3,040,307)	(73,176,950)	(59,710,247)	(379,436)	(1,524,195)
Contract maintenance charges	(2,320,810)	(2,347,416)	(70,594,501)	(72,559,165)	(1,626,215)	(1,667,114)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,721,617)	(11,693,951)	(121,129,907)	(133,950,538)	(454,773)	(6,051,808)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,408	—	5,769	(1,772)	2,275	—

Net Increase (Decrease) in Net Assets	18,306,207	14,654,188	343,886,454	179,333,771	136,452	(4,515,360)
Net Assets — Beginning of Year or Period	109,729,802	95,075,614	1,967,096,013	1,787,762,242	23,386,988	27,902,348

Net Assets — End of Year or Period	$128,036,009	$109,729,802	$2,310,982,467	$1,967,096,013	$23,523,440	$23,386,988

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-76

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2021 2020		2021 2020		2021 2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$135,579	$130,310	$35,421	$44,320	$716,709	$600,027
Net realized gain (loss)	574,614	347,423	118,905	74,081	2,410,185	1,539,933
Net change in unrealized appreciation (depreciation) of investments	(116,594)	309,413	(76,394)	105,300	(854,178)	936,530

Net increase (decrease) in net assets resulting from operations	593,599	787,146	77,932	223,701	2,272,716	3,076,490

From Contractowners Transactions:
Payments received from contractowners	793,800	844,094	301,502	351,586	6,753,224	3,268,712
Transfers between Variable Investment Options including guaranteed interest account, net	(131,277)	226,439	68,190	33,779	(3,403,245)	(1,299,927)
Redemptions for contract benefits and terminations	(89,567)	(917,821)	(41,265)	(238,186)	(1,211,562)	(1,463,003)
Contract maintenance charges	(606,191)	(643,230)	(230,830)	(253,381)	(1,806,675)	(1,822,939)

Net increase (decrease) in net assets resulting from contractowners transactions	(33,235)	(490,518)	97,597	(106,202)	331,742	(1,317,157)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	—	—	4,167	—

Net Increase (Decrease) in Net Assets	560,364	296,628	175,529	117,499	2,608,625	1,759,333
Net Assets — Beginning of Year or Period	8,366,294	8,069,666	3,139,983	3,022,484	34,491,130	32,731,797

Net Assets — End of Year or Period	$8,926,658	$8,366,294	$3,315,512	$3,139,983	$37,099,755	$34,491,130

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-77

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND* (h)		EQ/EMERGING MARKETS EQUITY PLUS*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$974,595	$896,729	$940,246	$1,177,519	$8,106	$491
Net realized gain (loss)	680,432	1,129,289	632,739	2,127,603	882	477
Net change in unrealized appreciation (depreciation) of investments	(3,728,276)	2,408,793	(3,593,748)	6,029,184	(33,975)	6,434

Net increase (decrease) in net assets resulting from operations	(2,073,249)	4,434,811	(2,020,763)	9,334,306	(24,987)	7,402

From Contractowners Transactions:
Payments received from contractowners	5,152,800	3,990,290	4,923,991	4,249,387	665,271	35,916
Transfers between Variable Investment Options including guaranteed interest account, net	5,193,755	538,945	27,705,109	(198,854)	166,889	23,935
Redemptions for contract benefits and terminations	(1,664,114)	(2,448,202)	(5,000,532)	(3,603,901)	(56)	—
Contract maintenance charges	(2,525,030)	(2,503,213)	(4,725,251)	(4,575,230)	(40,094)	(3,139)

Net increase (decrease) in net assets resulting from contractowners transactions	6,157,411	(422,180)	22,903,317	(4,128,598)	792,010	56,712

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP.	1,785	—	77	—	350	50

Net Increase (Decrease) in Net Assets	4,085,947	4,012,631	20,882,631	5,205,708	767,373	64,164
Net Assets — Beginning of Year or Period	84,197,022	80,184,391	73,267,332	68,061,624	64,523	359

Net Assets — End of Year or Period	$88,282,969	$84,197,022	$94,149,963	$73,267,332	$831,896	$64,523

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(h)	EQ/Core Plus Bond replaced EQ/Global Bond PLUS due to a merger on June 18, 2021.

FSA-78

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*			EQ/FRANKLIN RISING DIVIDENDS*
	2021	2020	2021		2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,841,429	$10,142,516	$(8,283	) $	387,815	$346,791	$440,315
Net realized gain (loss)	118,806,187	95,473,232	21,106,804		6,480,674	3,066,086	1,144,318
Net change in unrealized appreciation (depreciation) of investments	197,785,091	70,387,202	12,860,778		21,217,929	15,192,356	8,121,833

Net increase (decrease) in net assets resulting from operations	324,432,707	176,002,950	33,959,299		28,086,418	18,605,233	9,706,466

From Contractowners Transactions:
Payments received from contractowners	72,009,518	62,460,748	3,349,016		3,206,821	4,257,826	3,143,757
Transfers between Variable Investment Options including guaranteed interest account, net	(10,266,868)	(28,267,081)	(5,480,737)		336,671	(2,196,865)	(3,079,100)
Redemptions for contract benefits and terminations	(32,166,701)	(35,972,670)	(2,139,463)		(2,631,557)	(2,298,866)	(1,595,125)
Contract maintenance charges	(37,363,412)	(33,707,059)	(1,466,799)		(1,594,758)	(1,911,396)	(1,953,048)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,787,463)	(35,486,062)	(5,737,983)		(682,823)	(2,149,301)	(3,483,516)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	4,253	—	1,496		—	(740)	—

Net Increase (Decrease) in Net Assets	316,649,497	140,516,888	28,222,812		27,403,595	16,455,192	6,222,950
Net Assets — Beginning of Year or Period	1,178,473,401	1,037,956,513	139,141,745		111,738,150	71,755,330	65,532,380

Net Assets — End of Year or Period	$1,495,122,898	$1,178,473,401	$167,364,557		$139,141,745	$88,210,522	$71,755,330

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-79

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/FRANKLIN STRATEGIC INCOME*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,171,507	$1,015,385	$889,647	$406,775	$19,689	$44,237
Net realized gain (loss)	572,397	(4,867)	33,978,992	11,207,619	2,174,791	6,038
Net change in unrealized appreciation (depreciation) of investments	(1,352,061)	636,687	(12,478,462)	6,021,349	1,289,706	665,564

Net increase (decrease) in net assets resulting from operations	391,843	1,647,205	22,390,177	17,635,743	3,484,186	715,839

From Contractowners Transactions:
Payments received from contractowners	2,630,836	2,385,441	5,353,422	5,387,940	1,487,315	834,453
Transfers between Variable Investment Options including guaranteed interest account, net	2,630,434	(812,879)	(4,349,769)	(5,054,976)	799,306	(509,915)
Redemptions for contract benefits and terminations	(1,523,403)	(1,054,103)	(4,722,075)	(4,205,278)	(208,382)	(282,009)
Contract maintenance charges	(1,370,312)	(1,441,221)	(4,511,565)	(4,821,835)	(370,204)	(345,143)

Net increase (decrease) in net assets resulting from contractowners transactions	2,367,555	(922,762)	(8,229,987)	(8,694,149)	1,708,035	(302,614)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	50,116	—	689	—	613	—

Net Increase (Decrease) in Net Assets	2,809,514	724,443	14,160,879	8,941,594	5,192,834	413,225
Net Assets — Beginning of Year or Period	37,709,580	36,985,137	148,275,681	139,334,087	11,411,408	10,998,183

Net Assets — End of Year or Period	$40,519,094	$37,709,580	$162,436,560	$148,275,681	$16,604,242	$11,411,408

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-80

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,026,035	$1,493,643	$162,722	$295,725	$1,301,843	$609,292
Net realized gain (loss)	6,429,059	3,383,813	459,469	878,961	6,210,126	1,475,237
Net change in unrealized appreciation (depreciation) of investments	3,116,982	4,861,635	(1,852,797)	660,205	(1,764,649)	2,209,445

Net increase (decrease) in net assets resulting from operations	11,572,076	9,739,091	(1,230,606)	1,834,891	5,747,320	4,293,974

From Contractowners Transactions:
Payments received from contractowners	7,666,216	7,862,246	3,735,894	3,918,699	2,357,469	2,396,397
Transfers between Variable Investment Options including guaranteed interest account, net	(1,934,564)	(1,935,450)	500,890	2,206,203	(695,866)	(597,241)
Redemptions for contract benefits and terminations	(2,509,523)	(1,750,655)	(2,216,729)	(1,896,692)	(1,386,229)	(1,302,478)
Contract maintenance charges	(3,338,035)	(3,760,792)	(3,226,328)	(3,553,176)	(1,849,703)	(1,944,903)

Net increase (decrease) in net assets resulting from contractowners transactions	(115,906)	415,349	(1,206,273)	675,034	(1,574,329)	(1,448,225)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	186	—	—	—

Net Increase (Decrease) in Net Assets	11,456,170	10,154,440	(2,436,693)	2,509,925	4,172,991	2,845,749
Net Assets — Beginning of Year or Period	81,048,756	70,894,316	49,200,729	46,690,804	59,269,670	56,423,921

Net Assets — End of Year or Period	$92,504,926	$81,048,756	$46,764,036	$49,200,729	$63,442,661	$59,269,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-81

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,454,377	$4,101,082	$241,283	$90,412	$1,555,094	$725,212
Net realized gain (loss)	1,117,716	(4,378,251)	377,600	37,234	6,207,000	739,710
Net change in unrealized appreciation (depreciation) of investments	20,872,851	7,896,473	75,594	311,109	(113,380)	1,217,032

Net increase (decrease) in net assets resulting from operations	31,444,944	7,619,304	694,477	438,755	7,648,714	2,681,954

From Contractowners Transactions:
Payments received from contractowners	18,905,093	17,901,709	183,356	185,461	3,263,675	3,495,169
Transfers between Variable Investment Options including guaranteed interest account, net	15,574,379	(7,821,493)	1,063,155	359,275	(551,313)	(937,499)
Redemptions for contract benefits and terminations	(9,735,309)	(12,504,637)	(61,728)	(56,565)	(2,286,743)	(1,963,712)
Contract maintenance charges	(15,607,474)	(15,228,474)	(169,621)	(161,760)	(3,003,230)	(3,195,797)

Net increase (decrease) in net assets resulting from contractowners transactions	9,136,689	(17,652,895)	1,015,162	326,411	(2,577,611)	(2,601,839)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	147	—	7	9	360	—

Net Increase (Decrease) in Net Assets	40,581,780	(10,033,591)	1,709,646	765,175	5,071,463	80,115
Net Assets — Beginning of Year or Period	302,259,397	312,292,988	6,423,516	5,658,341	77,588,699	77,508,584

Net Assets — End of Year or Period	$342,841,177	$302,259,397	$8,133,162	$6,423,516	$82,660,162	$77,588,699

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-82

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$389,681	$530,505	$—	$—	$1,376,363	$895,196
Net realized gain (loss)	3,431,485	155,847	26,787	718	557,325	(501,561)
Net change in unrealized appreciation (depreciation) of investments	6,664,010	(562,923)	739	12,896	6,754,581	(5,687,226)

Net increase (decrease) in net assets resulting from operations	10,485,176	123,429	27,526	13,614	8,688,269	(5,293,591)

From Contractowners Transactions:
Payments received from contractowners	1,278,030	1,395,130	151,407	31,891	3,728,006	3,734,193
Transfers between Variable Investment Options including guaranteed interest account, net	(594,558)	2,135,576	281,451	24,407	4,196,147	(1,048,905)
Redemptions for contract benefits and terminations	(780,109)	(769,885)	(41)	—	(1,543,876)	(1,009,072)
Contract maintenance charges	(692,875)	(685,268)	(22,376)	(4,942)	(1,089,611)	(1,151,720)

Net increase (decrease) in net assets resulting from contractowners transactions	(789,512)	2,075,553	410,441	51,356	5,290,666	524,496

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	238	—	291	151	333	—

Net Increase (Decrease) in Net Assets	9,695,902	2,198,982	438,258	65,121	13,979,268	(4,769,095)
Net Assets — Beginning of Year or Period	32,593,664	30,394,682	65,265	144	39,645,719	44,414,814

Net Assets — End of Year or Period	$42,289,566	$32,593,664	$503,523	$65,265	$53,624,987	$39,645,719

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-83

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INVESCO INTERNATIONAL GROWTH*		EQ/JANUS ENTERPRISE* (i)		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$567,994	$240,954	$(142,184)	$(167,349)	$382,490	$491,182
Net realized gain (loss)	4,348,814	510,277	13,765,515	10,842,224	21,642,519	1,416,079
Net change in unrealized appreciation (depreciation) of investments	(2,572,435)	3,989,688	2,143,366	5,647,875	(5,616,217)	5,611,055

Net increase (decrease) in net assets resulting from operations	2,344,373	4,740,919	15,766,697	16,322,750	16,408,792	7,518,316

From Contractowners Transactions:
Payments received from contractowners	2,853,193	2,958,023	4,095,409	3,142,278	7,375,488	5,838,022
Transfers between Variable Investment Options including guaranteed interest account, net	496,719	(2,006,536)	(2,889,566)	28,803,498	3,688,554	2,228,862
Redemptions for contract benefits and terminations	(980,349)	(953,495)	(3,171,418)	(2,721,685)	(3,066,299)	(1,657,544)
Contract maintenance charges	(819,732)	(854,794)	(2,487,320)	(2,161,703)	(2,233,581)	(1,969,991)

Net increase (decrease) in net assets resulting from contractowners transactions	1,549,831	(856,802)	(4,452,895)	27,062,388	5,764,162	4,439,349

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,254	50	184	163,951	(1,026)	—

Net Increase (Decrease) in Net Assets	3,895,458	3,884,167	11,313,986	43,549,089	22,171,928	11,957,665
Net Assets — Beginning of Year or Period	41,775,887	37,891,720	98,093,751	54,544,662	71,249,267	59,291,602

Net Assets — End of Year or Period	$45,671,345	$41,775,887	$109,407,737	$98,093,751	$93,421,195	$71,249,267

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(i)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 05, 2020.

FSA-84

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*			EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2021	2020	2021		2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$107,161	$180,892	$(950,363	) $	(166,266)	$(1,578,305)	$(1,025,981)
Net realized gain (loss)	7,300,391	4,972,449	38,224,635		26,645,225	113,171,565	64,166,203
Net change in unrealized appreciation (depreciation) of investments	2,811,988	147,735	28,891,024		41,234,101	(29,249,218)	24,092,991

Net increase (decrease) in net assets resulting from operations	10,219,540	5,301,076	66,165,296		67,713,060	82,344,042	87,233,213

From Contractowners Transactions:
Payments received from contractowners	1,013,752	1,078,022	11,050,200		7,466,612	9,244,701	9,005,443
Transfers between Variable Investment Options including guaranteed interest account, net	(238,857)	(1,100,063)	1,937,781		(130,390)	(9,335,098)	(12,695,675)
Redemptions for contract benefits and terminations	(948,354)	(625,898)	(6,733,375)		(8,064,477)	(13,173,054)	(10,318,638)
Contract maintenance charges	(1,032,252)	(1,057,674)	(5,666,160)		(5,548,713)	(9,120,854)	(9,689,884)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,205,711)	(1,705,613)	588,446		(6,276,968)	(22,384,305)	(23,698,754)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	315	—	188		—	653	—

Net Increase (Decrease) in Net Assets	9,014,144	3,595,463	66,753,930		61,436,092	59,960,390	63,534,459
Net Assets — Beginning of Year or Period	38,164,756	34,569,293	252,158,728		190,722,636	357,109,661	293,575,202

Net Assets — End of Year or Period	$47,178,900	$38,164,756	$318,912,658		$252,158,728	$417,070,051	$357,109,661

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-85

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$448,875	$520,587	$2,202,432	$3,894,658	$1,698,815	$909,641
Net realized gain (loss)	4,062,112	359,170	57,242,879	26,193,438	5,735,645	(1,197,912)
Net change in unrealized appreciation (depreciation) of investments	4,207,054	(3,428)	32,108,022	(13,986,498)	(4,006,344)	(548,655)

Net increase (decrease) in net assets resulting from operations	8,718,041	876,329	91,553,333	16,101,598	3,428,116	(836,926)

From Contractowners Transactions:
Payments received from contractowners	3,185,225	2,038,843	16,207,247	15,817,884	5,102,216	5,227,128
Transfers between Variable Investment Options including guaranteed interest account, net	882,450	482,076	(7,598,835)	(11,439,092)	(1,596,675)	(1,603,624)
Redemptions for contract benefits and terminations	(623,018)	(709,535)	(14,029,751)	(14,517,267)	(2,393,253)	(1,787,189)
Contract maintenance charges	(952,623)	(871,219)	(16,472,727)	(17,292,179)	(1,489,801)	(1,603,793)

Net increase (decrease) in net assets resulting from contractowners transactions	2,492,034	940,165	(21,894,066)	(27,430,654)	(377,513)	232,522

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	898	—	578	—	(369)	—

Net Increase (Decrease) in Net Assets	11,210,973	1,816,494	69,659,845	(11,329,056)	3,050,234	(604,404)
Net Assets — Beginning of Year or Period	35,039,765	33,223,271	384,820,909	396,149,965	62,386,719	62,991,123

Net Assets — End of Year or Period	$46,250,738	$35,039,765	$454,480,754	$384,820,909	$65,436,953	$62,386,719

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-86

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(150,079)	$(126,835)	$35,032	$151,545	$312,429	$105,193
Net realized gain (loss)	10,547,228	8,773,279	10,767,742	7,032,510	10,602,490	4,132,353
Net change in unrealized appreciation (depreciation) of investments	(338,570)	6,673,029	(4,296,982)	1,834,686	4,282,106	19,377,913

Net increase (decrease) in net assets resulting from operations	10,058,579	15,319,473	6,505,792	9,018,741	15,197,025	23,615,459

From Contractowners Transactions:
Payments received from contractowners	3,476,527	2,875,306	3,969,106	2,727,324	11,674,469	10,359,048
Transfers between Variable Investment Options including guaranteed interest account, net	(2,828,001)	(3,489,635)	3,435,761	(2,669,647)	(2,736,704)	(9,375,006)
Redemptions for contract benefits and terminations	(1,556,763)	(1,353,884)	(1,739,771)	(3,643,282)	(4,757,807)	(2,804,217)
Contract maintenance charges	(1,437,382)	(1,404,172)	(1,615,574)	(1,532,011)	(3,115,215)	(3,205,372)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,345,619)	(3,372,385)	4,049,522	(5,117,616)	1,064,743	(5,025,547)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,151	—	3,071	302	7,135	1,075

Net Increase (Decrease) in Net Assets	7,714,111	11,947,088	10,558,385	3,901,427	16,268,903	18,590,987
Net Assets — Beginning of Year or Period	64,088,026	52,140,938	68,513,307	64,611,880	146,430,923	127,839,936

Net Assets — End of Year or Period	$71,802,137	$64,088,026	$79,071,692	$68,513,307	$162,699,826	$146,430,923

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-87

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*(j)		EQ/MFS UTILITIES SERIES*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(113,999)	$(90,659)	$(147,862)	$(38,011)	$39,474	$67,196
Net realized gain (loss)	4,468,040	8,141,022	13,054,722	4,250,863	122,768	78,795
Net change in unrealized appreciation (depreciation) of investments	6,456,235	4,979,775	(3,149,248)	12,042,021	259,995	(2,476)

Net increase (decrease) in net assets resulting from operations	10,810,276	13,030,138	9,757,612	16,254,873	422,237	143,515

From Contractowners Transactions:
Payments received from contractowners	4,876,239	3,088,093	4,776,502	2,331,692	346,929	158,027
Transfers between Variable Investment Options including guaranteed interest account, net	(3,984,454)	779,315	(5,513,930)	56,356,480	(189,185)	(118,869)
Redemptions for contract benefits and terminations	(1,858,145)	(838,526)	(2,018,500)	(747,458)	(25,932)	(95,312)
Contract maintenance charges	(1,263,248)	(1,195,539)	(1,597,369)	(871,251)	(38,335)	(36,672)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,229,608)	1,833,343	(4,353,297)	57,069,463	93,477	(92,826)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	3,252	—	(5,909)	2,809	1,023	—

Net Increase (Decrease) in Net Assets	8,583,920	14,863,481	5,398,406	73,327,145	516,737	50,689
Net Assets — Beginning of Year or Period	58,953,886	44,090,405	73,327,145	—	2,885,314	2,834,625

Net Assets — End of Year or Period	$67,537,806	$58,953,886	$78,725,551	$73,327,145	$3,402,051	$2,885,314

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(j)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 05, 2020.

FSA-88

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$821,254	$1,104,884	$376,167	$1,249,312	$18,339,119	$13,751,087
Net realized gain (loss)	24,564,835	10,684,461	36,114,662	12,364,676	59,115,286	43,333,548
Net change in unrealized appreciation (depreciation) of investments	15,390,387	7,698,165	13,062,344	(6,856,993)	(10,140,707)	26,492,713

Net increase (decrease) in net assets resulting from operations	40,776,476	19,487,510	49,553,173	6,756,995	67,313,698	83,577,348

From Contractowners Transactions:
Payments received from contractowners	10,048,595	10,666,021	7,160,571	7,401,560	45,078,979	44,619,601
Transfers between Variable Investment Options including guaranteed interest account, net	9,697,118	(6,372,328)	(4,647,597)	(4,381,872)	(23,461,730)	(27,064,704)
Redemptions for contract benefits and terminations	(4,684,199)	(4,026,982)	(7,269,986)	(6,997,433)	(26,822,625)	(34,464,448)
Contract maintenance charges	(6,802,991)	(5,707,237)	(7,259,882)	(7,575,374)	(49,888,660)	(52,198,073)

Net increase (decrease) in net assets resulting from contractowners transactions	8,258,523	(5,440,526)	(12,016,894)	(11,553,119)	(55,094,036)	(69,107,624)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,567	—	904	—	15,303	—

Net Increase (Decrease) in Net Assets	49,037,566	14,046,984	37,537,183	(4,796,124)	12,234,965	14,469,724
Net Assets — Beginning of Year or Period	173,673,975	159,626,991	189,096,208	193,892,332	865,811,651	851,341,927

Net Assets — End of Year or Period	$222,711,541	$173,673,975	$226,633,391	$189,096,208	$878,046,616	$865,811,651

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-89

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,077,272	$2,466,532	$17,582,423	$10,378,057	$(825,625)	$(364,139)
Net realized gain (loss)	12,422,089	6,890,070	45,448,081	35,302,393	401,267	1,371
Net change in unrealized appreciation (depreciation) of investments	1,172,362	6,071,804	(2,309,997)	14,016,471	(4,425)	1,577

Net increase (decrease) in net assets resulting from operations	16,671,723	15,428,406	60,720,507	59,696,921	(428,783)	(361,191)

From Contractowners Transactions:
Payments received from contractowners	14,019,053	13,673,528	27,722,221	25,119,589	92,513,405	65,593,331
Transfers between Variable Investment Options including guaranteed interest account, net	(3,663,077)	(4,665,174)	(1,572,857)	(13,228,702)	77,396,662	56,781,217
Redemptions for contract benefits and terminations	(4,322,409)	(3,238,567)	(18,636,959)	(15,751,571)	(155,815,317)	(100,014,186)
Contract maintenance charges	(6,614,806)	(7,341,667)	(16,672,654)	(16,817,414)	(14,601,132)	(14,546,569)

Net increase (decrease) in net assets resulting from contractowners transactions	(581,239)	(1,571,880)	(9,160,249)	(20,678,098)	(506,382)	7,813,793

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	2,953	—	(100,259)	4,228

Net Increase (Decrease) in Net Assets	16,090,484	13,856,526	51,563,211	39,018,823	(1,035,424)	7,456,830
Net Assets — Beginning of Year or Period	140,859,865	127,003,339	488,483,655	449,464,832	164,248,092	156,791,262

Net Assets — End of Year or Period	$156,950,349	$140,859,865	$540,046,866	$488,483,655	$163,212,668	$164,248,092

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-90

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MORGAN STANLEY SMALL CAP GROWTH*(k)		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(110,571)	$(25,759)	$15,586	$—	$1,233,175	$367,837
Net realized gain (loss)	28,449,141	6,147,329	4,834	191	1,552,590	1,973,262
Net change in unrealized appreciation (depreciation) of investments	(27,827,157)	8,718,238	(15,269)	394	(1,207,608)	683,701

Net increase (decrease) in net assets resulting from operations	511,413	14,839,808	5,151	585	1,578,157	3,024,800

From Contractowners Transactions:
Payments received from contractowners	3,115,386	615,333	98,081	9,869	2,344,561	2,338,780
Transfers between Variable Investment Options including guaranteed interest account, net	3,402,839	24,487,706	52,586	19,361	3,320,461	1,947,552
Redemptions for contract benefits and terminations	(1,048,464)	(392,131)	—	—	(1,227,879)	(747,356)
Contract maintenance charges	(1,062,100)	(366,700)	(13,415)	(2,323)	(1,081,640)	(1,068,632)

Net increase (decrease) in net assets resulting from contractowners transactions	4,407,661	24,344,208	137,252	26,907	3,355,503	2,470,344

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,831	2,878	141	22	(834)	—

Net Increase (Decrease) in Net Assets	4,920,905	39,186,894	142,544	27,514	4,932,826	5,495,144
Net Assets — Beginning of Year or Period	39,186,894	—	27,547	33	31,088,797	25,593,653

Net Assets — End of Year or Period	$44,107,799	$39,186,894	$170,091	$27,547	$36,021,623	$31,088,797

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(k)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.

FSA-91

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/PIMCO TOTAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,247,643	$1,396,420	$66,654	$166,411	$159,313	$418,018
Net realized gain (loss)	1,593,333	4,791,329	(8,782)	(69,957)	212,258	1,208,794
Net change in unrealized appreciation (depreciation) of investments	(4,292,624)	535,733	(292,360)	289,016	(1,464,555)	686,517

Net increase (decrease) in net assets resulting from operations	(1,451,648)	6,723,482	(234,488)	385,470	(1,092,984)	2,313,329

From Contractowners Transactions:
Payments received from contractowners	5,842,164	5,435,470	2,193,825	2,512,081	2,854,950	3,008,007
Transfers between Variable Investment Options including guaranteed interest account, net	(4,129,234)	4,400,419	3,364,165	(100,662)	(439,045)	2,563,351
Redemptions for contract benefits and terminations	(3,778,467)	(5,766,972)	(1,369,109)	(951,851)	(1,736,131)	(1,744,257)
Contract maintenance charges	(2,857,012)	(2,902,840)	(1,533,419)	(1,611,128)	(2,488,633)	(2,835,525)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,922,549)	1,166,077	2,655,462	(151,560)	(1,808,859)	991,576

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	4,224	—	432	—	112	—

Net Increase (Decrease) in Net Assets	(6,369,973)	7,889,559	2,421,406	233,910	(2,901,731)	3,304,905
Net Assets — Beginning of Year or Period	88,928,209	81,038,650	32,172,661	31,938,751	44,791,048	41,486,143

Net Assets — End of Year or Period	$82,558,236	$88,928,209	$34,594,067	$32,172,661	$41,889,317	$44,791,048

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-92

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$721,041	$877,674	$(531,073)	$(419,655)	$—	$—
Net realized gain (loss)	20,304,486	2,696,454	35,810,893	14,845,020	1,353,898	808,399
Net change in unrealized appreciation (depreciation) of investments	(2,084,787)	17,612,302	(7,929,565)	38,232,067	(225,843)	1,519,759

Net increase (decrease) in net assets resulting from operations	18,940,740	21,186,430	27,350,255	52,657,432	1,128,055	2,328,158

From Contractowners Transactions:
Payments received from contractowners	7,251,791	5,718,202	18,738,155	14,035,459	2,531,908	1,544,791
Transfers between Variable Investment Options including guaranteed interest account, net	6,670,889	(2,131,608)	(10,309,628)	(3,889,569)	120,177	75,387
Redemptions for contract benefits and terminations	(2,707,163)	(2,313,258)	(7,139,547)	(4,863,737)	(75,966)	(439,093)
Contract maintenance charges	(3,077,142)	(2,782,277)	(4,716,281)	(4,453,886)	(257,582)	(156,551)

Net increase (decrease) in net assets resulting from contractowners transactions	8,138,375	(1,508,941)	(3,427,301)	828,267	2,318,537	1,024,534

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	404	—	(186)	—	5,928	—

Net Increase (Decrease) in Net Assets	27,079,519	19,677,489	23,922,768	53,485,699	3,452,520	3,352,692
Net Assets — Beginning of Year or Period	129,207,113	109,529,624	202,984,838	149,499,139	10,850,186	7,497,494

Net Assets — End of Year or Period	$156,286,632	$129,207,113	$226,907,606	$202,984,838	$14,302,706	$10,850,186

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-93

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$916,637	$2,974,417	$444,803	$301,907	$18,294	$10,535
Net realized gain (loss)	51,245,322	18,558,384	(1,969,649)	(2,606,605)	53,894	14,457
Net change in unrealized appreciation (depreciation) of investments	(800,356)	(16,901,710)	5,408,913	(1,373,063)	120,332	164,282

Net increase (decrease) in net assets resulting from operations	51,361,603	4,631,091	3,884,067	(3,677,761)	192,520	189,274

From Contractowners Transactions:
Payments received from contractowners	9,561,186	10,251,766	1,254,225	1,260,978	168,288	62,777
Transfers between Variable Investment Options including guaranteed interest account, net	(5,609,790)	(1,649,052)	903,398	2,235,696	(77,229)	(37,500)
Redemptions for contract benefits and terminations	(6,763,157)	(5,882,442)	(469,085)	(347,531)	(1,588)	(43,368)
Contract maintenance charges	(6,749,377)	(6,943,422)	(454,142)	(443,177)	(50,772)	(50,337)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,561,138)	(4,223,150)	1,234,396	2,705,966	38,699	(68,428)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,867	—	281	—	3,379	—

Net Increase (Decrease) in Net Assets	41,802,332	407,941	5,118,744	(971,795)	234,598	120,846
Net Assets — Beginning of Year or Period	209,006,239	208,598,298	10,101,970	11,073,765	1,330,709	1,209,863

Net Assets — End of Year or Period	$250,808,571	$209,006,239	$15,220,714	$10,101,970	$1,565,307	$1,330,709

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-94

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$83,057	$42,067	$188	$3,737	$383,907	$209,210
Net realized gain (loss)	633,663	76,150	(1)	(1)	1,381,060	471,340
Net change in unrealized appreciation (depreciation) of investments	268,222	88,529	—	—	1,872,839	267,909

Net increase (decrease) in net assets resulting from operations	984,942	206,746	187	3,736	3,637,806	948,459

From Contractowners Transactions:
Payments received from contractowners	811,663	453,258	111,969	116,584	1,869,447	1,207,699
Transfers between Variable Investment Options including guaranteed interest account, net	754,699	46,049	204,800	644,820	2,072,119	732,146
Redemptions for contract benefits and terminations	(12,875)	(89,484)	(214,862)	(88,726)	(326,980)	(501,296)
Contract maintenance charges	(83,457)	(62,816)	(32,913)	(44,922)	(463,889)	(419,418)

Net increase (decrease) in net assets resulting from contractowners transactions	1,470,030	347,007	68,994	627,756	3,150,697	1,019,131

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	738	—	590	—	2,137	—

Net Increase (Decrease) in Net Assets	2,455,710	553,753	69,771	631,492	6,790,640	1,967,590
Net Assets — Beginning of Year or Period	2,975,060	2,421,307	2,199,545	1,568,053	13,491,376	11,523,786

Net Assets — End of Year or Period	$5,430,770	$2,975,060	$2,269,316	$2,199,545	$20,282,016	$13,491,376

The accompanying notes are an integral part of these financial statements.

FSA-95

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FIDELITY® VIP HIGH INCOME PORTFOLIO		FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$174,823	$136,977	$564,888	$1,144,804	$102,183	$78,155
Net realized gain (loss)	(10,735)	(34,327)	3,301,022	990,371	9,825,974	(971,356)
Net change in unrealized appreciation (depreciation) of investments	(41,819)	(47,546)	(4,026,002)	2,572,225	(149,327)	6,577,097

Net increase (decrease) in net assets resulting from operations	122,269	55,104	(160,092)	4,707,400	9,778,830	5,683,896

From Contractowners Transactions:
Payments received from contractowners	221,451	266,075	2,626,853	2,722,453	3,673,664	3,650,269
Transfers between Variable Investment Options including guaranteed interest account, net	388,708	(451,902)	(34,499,297)	13,688,216	(813,359)	(1,060,745)
Redemptions for contract benefits and terminations	(36,018)	(330,997)	(1,150,744)	(4,282,290)	(1,227,264)	(854,259)
Contract maintenance charges	(48,884)	(51,216)	(493,923)	(621,399)	(1,001,004)	(926,150)

Net increase (decrease) in net assets resulting from contractowners transactions	525,257	(568,040)	(33,517,111)	11,506,980	632,037	809,115

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	347	—	666	—	963	—

Net Increase (Decrease) in Net Assets	647,873	(512,936)	(33,676,537)	16,214,380	10,411,830	6,493,011
Net Assets — Beginning of Year or Period	2,772,379	3,285,315	57,788,792	41,574,412	39,261,893	32,768,882

Net Assets — End of Year or Period	$3,420,252	$2,772,379	$24,112,255	$57,788,792	$49,673,723	$39,261,893

The accompanying notes are an integral part of these financial statements.

FSA-96

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FIDELITY® VIP VALUE PORTFOLIO		FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN MUTUAL SHARES VIP FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,612	$13,793	$9,315	$2,299	$258,398	$212,458
Net realized gain (loss)	331,989	(510)	85,522	(16,225)	(99,109)	(422,031)
Net change in unrealized appreciation (depreciation) of investments	90,298	70,041	31,241	39,006	1,395,353	(368,162)

Net increase (decrease) in net assets resulting from operations	456,899	83,324	126,078	25,080	1,554,642	(577,735)

From Contractowners Transactions:
Payments received from contractowners	654,086	277,450	457,124	57,747	417,648	445,803
Transfers between Variable Investment Options including guaranteed interest account, net	212,894	(105,898)	30,314	38,417	(248,632)	(858,519)
Redemptions for contract benefits and terminations	(31,589)	(8,933)	(42,352)	(21,100)	(197,322)	(237,448)
Contract maintenance charges	(54,470)	(27,993)	(11,735)	(6,926)	(209,204)	(234,108)

Net increase (decrease) in net assets resulting from contractowners transactions	780,921	134,626	433,351	68,138	(237,510)	(884,272)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	10,434	—	100	—	87	—

Net Increase (Decrease) in Net Assets	1,248,254	217,950	559,529	93,218	1,317,219	(1,462,007)
Net Assets — Beginning of Year or Period	1,371,009	1,153,059	287,707	194,489	8,399,416	9,861,423

Net Assets — End of Year or Period	$2,619,263	$1,371,009	$847,236	$287,707	$9,716,635	$8,399,416

The accompanying notes are an integral part of these financial statements.

FSA-97

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. MAIN STREET MID CAP FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$170,091	$156,681	$363,030	$442,627	$2,717	$9,334
Net realized gain (loss)	1,258,687	(622,989)	532,581	(11,619)	(66,988)	352,003
Net change in unrealized appreciation (depreciation) of investments	2,828,014	1,392,232	2,138,737	(673,813)	946,296	(62,423)

Net increase (decrease) in net assets resulting from operations	4,256,792	925,924	3,034,348	(242,805)	882,025	298,914

From Contractowners Transactions:
Payments received from contractowners	2,329,108	2,576,775	1,954,268	1,340,550	248,403	202,754
Transfers between Variable Investment Options including guaranteed interest account, net	1,359,693	(246,009)	1,248,467	(2,029,085)	82,461	(627,895)
Redemptions for contract benefits and terminations	(660,918)	(148,690)	(2,501,976)	(229,063)	(216,435)	(242,574)
Contract maintenance charges	(467,610)	(352,935)	(308,958)	(315,744)	(83,758)	(86,989)

Net increase (decrease) in net assets resulting from contractowners transactions	2,560,273	1,829,141	391,801	(1,233,342)	30,671	(754,704)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,168	—	1,513	51	39	—

Net Increase (Decrease) in Net Assets	6,818,233	2,755,065	3,427,662	(1,476,096)	912,735	(455,790)
Net Assets — Beginning of Year or Period	16,107,835	13,352,770	16,386,624	17,862,720	3,792,038	4,247,828

Net Assets — End of Year or Period	$22,926,068	$16,107,835	$19,814,286	$16,386,624	$4,704,773	$3,792,038

The accompanying notes are an integral part of these financial statements.

FSA-98

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	INVESCO V.I. SMALL CAP EQUITY FUND			JANUS HENDERSON BALANCED PORTFOLIO(e)	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
	2021		2020	2021	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,603	) $	(6,978)	$18	$26,380	$8,604
Net realized gain (loss)	964,673		317,106	33	18,190	381
Net change in unrealized appreciation (depreciation) of investments	622,085		1,209,956	202	(33,340)	(1,747)

Net increase (decrease) in net assets resulting from operations	1,574,155		1,520,084	253	11,230	7,238

From Contractowners Transactions:
Payments received from contractowners	546,906		449,119	6,906	686,448	192,623
Transfers between Variable Investment Options including guaranteed interest account, net	809,283		(119,252)	203	18,090	50,199
Redemptions for contract benefits and terminations	(189,167)		(207,212)	—	(264)	—
Contract maintenance charges	(192,498)		(180,057)	(377)	(51,723)	(10,473)

Net increase (decrease) in net assets resulting from contractowners transactions	974,524		(57,402)	6,732	652,551	232,349

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	101		—	38	3,918	100

Net Increase (Decrease) in Net Assets	2,548,780		1,462,682	7,023	667,699	239,687
Net Assets — Beginning of Year or Period	7,669,511		6,206,829	—	239,705	18

Net Assets — End of Year or Period	$10,218,291		$7,669,511	$7,023	$907,404	$239,705

The accompanying notes are an integral part of these financial statements.

(e)	Units were made available on June 4, 2021.

FSA-99

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,922	$8,505	$(23,072)	$(4,117)	$(3,811,846)	$(2,995,538)
Net realized gain (loss)	327,278	254,818	2,448,016	2,007,839	160,872,828	91,201,478
Net change in unrealized appreciation (depreciation) of investments	746,868	165,932	180,689	437,775	(26,642,319)	100,897,809

Net increase (decrease) in net assets resulting from operations	1,084,068	429,255	2,605,633	2,441,497	130,418,663	189,103,749

From Contractowners Transactions:
Payments received from contractowners	186,540	253,565	662,998	668,440	17,872,336	17,464,134
Transfers between Variable Investment Options including guaranteed interest account, net	913,743	(684,547)	(806,940)	(2,455,772)	(16,530,789)	(21,827,334)
Redemptions for contract benefits and terminations	(100,577)	(185,104)	(226,555)	(163,357)	(20,170,814)	(24,866,700)
Contract maintenance charges	(107,792)	(115,662)	(243,399)	(275,450)	(19,471,321)	(20,255,286)

Net increase (decrease) in net assets resulting from contractowners transactions	891,914	(731,748)	(613,896)	(2,226,139)	(38,300,588)	(49,485,186)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	—	—	2,398	(6)

Net Increase (Decrease) in Net Assets	1,975,982	(302,493)	1,991,737	215,358	92,120,473	139,618,557
Net Assets — Beginning of Year or Period	4,212,314	4,514,807	12,088,900	11,873,542	673,799,892	534,181,335

Net Assets — End of Year or Period	$6,188,296	$4,212,314	$14,080,637	$12,088,900	$765,920,365	$673,799,892

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-100

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*		NATURAL RESOURCES PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$786,256	$1,085,781	$(954,388)	$(505,573)	$—	$—
Net realized gain (loss)	76,021	1,163,368	57,024,458	52,079,292	177,054	(110,201)
Net change in unrealized appreciation (depreciation) of investments	(1,924,863)	1,448,148	(7,941,062)	33,219,153	270,723	274,101

Net increase (decrease) in net assets resulting from operations	(1,062,586)	3,697,297	48,129,008	84,792,872	447,777	163,900

From Contractowners Transactions:
Payments received from contractowners	3,341,920	2,981,843	13,333,168	8,000,187	248,918	223,085
Transfers between Variable Investment Options including guaranteed interest account, net	1,710,528	173,587	(9,220,815)	(5,015,947)	635,964	(78,416)
Redemptions for contract benefits and terminations	(1,283,143)	(1,632,161)	(9,348,309)	(5,423,055)	(53,017)	(32,022)
Contract maintenance charges	(2,846,453)	(3,053,393)	(4,933,917)	(4,723,798)	(31,532)	(25,233)

Net increase (decrease) in net assets resulting from contractowners transactions	922,852	(1,530,124)	(10,169,873)	(7,162,613)	800,333	87,414

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	409	—	1,697	—	269	—

Net Increase (Decrease) in Net Assets	(139,325)	2,167,173	37,960,832	77,630,259	1,248,379	251,314
Net Assets — Beginning of Year or Period	64,747,543	62,580,370	246,156,097	168,525,838	1,606,923	1,355,609

Net Assets — End of Year or Period	$64,608,218	$64,747,543	$284,116,929	$246,156,097	$2,855,302	$1,606,923

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-101

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO		TARGET 2015 ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$627,781	$618,649	$246,739	$274,753	$22,397	$55,013
Net realized gain (loss)	(257,997)	(1,148,395)	1,803,367	(370,396)	314,360	88,421
Net change in unrealized appreciation (depreciation) of investments	3,783,330	818,645	2,363,645	305,645	(179,831)	135,267

Net increase (decrease) in net assets resulting from operations	4,153,114	288,899	4,413,751	210,002	156,926	278,701

From Contractowners Transactions:
Payments received from contractowners	966,341	893,727	1,327,262	1,030,753	70,649	62,322
Transfers between Variable Investment Options including guaranteed interest account, net	833,689	510,918	1,099,778	613,935	(615,710)	216,059
Redemptions for contract benefits and terminations	(455,172)	(292,035)	(536,690)	(296,632)	(1,135,273)	(19,164)
Contract maintenance charges	(385,155)	(391,354)	(595,954)	(554,692)	(23,985)	(29,143)

Net increase (decrease) in net assets resulting from contractowners transactions	959,703	721,256	1,294,396	793,364	(1,704,319)	230,074

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(9)	—	(1,042)	—	—	—

Net Increase (Decrease) in Net Assets	5,112,808	1,010,155	5,707,105	1,003,366	(1,547,393)	508,775
Net Assets — Beginning of Year or Period	12,322,880	11,312,725	17,191,311	16,187,945	2,806,874	2,298,099

Net Assets — End of Year or Period	$17,435,688	$12,322,880	$22,898,416	$17,191,311	$1,259,481	$2,806,874

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-102

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$162,653	$227,022	$152,241	$145,132	$127,669	$75,455
Net realized gain (loss)	2,175,880	720,637	1,485,779	250,251	525,697	141,566
Net change in unrealized appreciation (depreciation) of investments	(778,310)	845,106	(196,442)	856,619	338,170	482,267

Net increase (decrease) in net assets resulting from operations	1,560,223	1,792,765	1,441,578	1,252,002	991,536	699,288

From Contractowners Transactions:
Payments received from contractowners	544,689	540,992	640,418	634,572	708,472	804,805
Transfers between Variable Investment Options including guaranteed interest account, net	(6,298,200)	118,531	(3,036,162)	1,811,351	(124,351)	(157,373)
Redemptions for contract benefits and terminations	(430,936)	(625,785)	(118,975)	(78,047)	(54,424)	(88,041)
Contract maintenance charges	(228,550)	(212,772)	(212,132)	(211,953)	(181,710)	(172,817)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,412,997)	(179,034)	(2,726,851)	2,155,923	347,987	386,574

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	84	7	137	—

Net Increase (Decrease) in Net Assets	(4,852,774)	1,613,731	(1,285,189)	3,407,932	1,339,660	1,085,862
Net Assets — Beginning of Year or Period	16,062,701	14,448,970	10,673,670	7,265,738	6,034,527	4,948,665

Net Assets — End of Year or Period	$11,209,927	$16,062,701	$9,388,481	$10,673,670	$7,374,187	$6,034,527

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-103

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$99,147	$45,512	$170,413	$692,095	$(67,335)	$3,593,711
Net realized gain (loss)	308,271	72,903	1,764,098	737,011	(1,826,016)	(1,851,475)
Net change in unrealized appreciation (depreciation) of investments	308,247	446,558	(3,399,689)	1,655,475	(418,590)	(4,348,198)

Net increase (decrease) in net assets resulting from operations	715,665	564,973	(1,465,178)	3,084,581	(2,311,941)	(2,605,962)

From Contractowners Transactions:
Payments received from contractowners	896,726	690,079	1,757,780	1,463,552	3,598,359	3,900,201
Transfers between Variable Investment Options including guaranteed interest account, net	285,316	821,167	744,883	410,337	3,103,715	(2,932,110)
Redemptions for contract benefits and terminations	(52,909)	(19,080)	(674,250)	(462,012)	(1,685,637)	(2,201,610)
Contract maintenance charges	(128,694)	(121,385)	(592,864)	(580,674)	(1,642,173)	(1,849,350)

Net increase (decrease) in net assets resulting from contractowners transactions	1,000,439	1,370,781	1,235,549	831,203	3,374,264	(3,082,869)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	427	202	721	150

Net Increase (Decrease) in Net Assets	1,716,104	1,935,754	(229,202)	3,915,986	1,063,044	(5,688,681)
Net Assets — Beginning of Year or Period	3,649,240	1,713,486	22,234,461	18,318,475	42,825,849	48,514,530

Net Assets — End of Year or Period	$5,365,344	$3,649,240	$22,005,259	$22,234,461	$43,888,893	$42,825,849

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-104

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	TEMPLETON GROWTH VIP FUND		VANECK VIP GLOBAL RESOURCES FUND		VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$48,256	$121,450	$24,464	$62,270	$126,931	$160,697
Net realized gain (loss)	(171,009)	(350,962)	963,056	(843,335)	1,411,234	635,111
Net change in unrealized appreciation (depreciation) of investments	379,413	447,460	1,406,686	3,371,620	3,038,342	1,678,796

Net increase (decrease) in net assets resulting from operations	256,660	217,948	2,394,206	2,590,555	4,576,507	2,474,604

From Contractowners Transactions:
Payments received from contractowners	292,107	314,271	1,008,250	931,029	489,904	500,156
Transfers between Variable Investment Options including guaranteed interest account, net	1,453,619	(137,146)	(598,497)	(345,151)	(614,891)	(525,820)
Redemptions for contract benefits and terminations	(104,332)	(54,859)	(678,164)	(207,075)	(98,083)	(11,608)
Contract maintenance charges	(194,088)	(226,140)	(400,630)	(382,072)	(454,290)	(446,481)

Net increase (decrease) in net assets resulting from contractowners transactions	1,447,306	(103,874)	(669,041)	(3,269)	(677,360)	(483,753)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	(227)	—	—	—

Net Increase (Decrease) in Net Assets	1,703,966	114,074	1,724,938	2,587,286	3,899,147	1,990,851
Net Assets — Beginning of Year or Period	5,082,715	4,968,641	13,284,880	10,697,594	16,841,100	14,850,249

Net Assets — End of Year or Period	$6,786,681	$5,082,715	$15,009,818	$13,284,880	$20,740,247	$16,841,100

The accompanying notes are an integral part of these financial statements.

FSA-105

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

The change in units outstanding for the years or periods ended December 31, 2021 and 2020 were as follows:

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	46	(26)	20	59	(21)	38

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	37	(17)	20	25	(15)	10

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	66	(30)	36	34	(23)	11

1290 VT EQUITY INCOME	IA	7	(9)	(2)	2	(8)	(6)
1290 VT EQUITY INCOME	IB	7	(9)	(2)	10	(8)	2

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	25	(6)	19	17	(6)	11
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	26	(19)	7	13	(15)	(2)

1290 VT GAMCO SMALL COMPANY VALUE	IA	133	(96)	37	115	(101)	14
1290 VT GAMCO SMALL COMPANY VALUE	IB	73	(59)	14	49	(57)	(8)

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	10	(8)	2	2	(1)	1

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	1	—	1	—	—	—

1290 VT NATURAL RESOURCES	IB	30	(19)	11	1	—	1

1290 VT REAL ESTATE	IB	17	(11)	6	8	—	8

1290 VT SMALL CAP VALUE	IB	56	(33)	23	217	(11)	206

1290 VT SMARTBETA EQUITY	IB	54	(69)	(15)	102	(32)	70

1290 VT SOCIALLY RESPONSIBLE	IA	1	(1)	—	1	(1)	—
1290 VT SOCIALLY RESPONSIBLE	IB	27	(4)	23	4	(2)	2

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	32	(1)	31	—	—	—

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	132	(48)	84	60	(29)	31

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	377	(136)	241	256	(128)	128

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	250	(181)	69	97	(36)	61

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	48	(14)	34	30	(13)	17

DELAWARE IVY VIP GLOBAL EQUITY INCOME	CLASS II	7	(3)	4	5	(4)	1

DELAWARE IVY VIP HIGH INCOME	CLASS II	290	(155)	135	252	(177)	75

The accompanying notes are an integral part of these financial statements.

FSA-106

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)
DELAWARE IVY VIP SMALL CAP GROWTH	CLASS II	51	(26)	25	37	(43)	(6)

EQ/400 MANAGED VOLATILITY	IB	8	(6)	2	3	(6)	(3)
EQ/500 MANAGED VOLATILITY	IB	7	(10)	(3)	19	(16)	3

EQ/2000 MANAGED VOLATILITY	IB	5	(3)	2	4	(4)	—

EQ/AB SMALL CAP GROWTH	IA	52	(51)	1	58	(74)	(16)

EQ/AB SMALL CAP GROWTH	IB	75	(29)	46	39	(20)	19

EQ/AGGRESSIVE ALLOCATION	A	51	(40)	11	47	(62)	(15)

EQ/AGGRESSIVE ALLOCATION	B	134	(64)	70	80	(68)	12

EQ/ALL ASSET GROWTH ALLOCATION	IB	44	(33)	11	29	(27)	2

EQ/AMERICAN CENTURY MID CAP VALUE	IB	191	(139)	52	288	(104)	184

EQ/BALANCED STRATEGY	IB	15	(18)	(3)	12	(15)	(3)

EQ/CAPITAL GROUP RESEARCH	IA	72	(67)	5	13	(10)	3

EQ/CAPITAL GROUP RESEARCH	IB	22	(38)	(16)	37	(38)	(1)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	7	(12)	(5)	16	(19)	(3)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	44	(25)	19	40	(45)	(5)

EQ/COMMON STOCK INDEX	IA	51	(98)	(47)	71	(162)	(91)

EQ/COMMON STOCK INDEX	IB	256	(93)	163	209	(137)	72

EQ/CONSERVATIVE ALLOCATION	A	29	(69)	(40)	68	(78)	(10)

EQ/CONSERVATIVE ALLOCATION	B	29	(17)	12	60	(57)	3

EQ/CONSERVATIVE GROWTH STRATEGY	IB	4	(4)	—	5	(8)	(3)

EQ/CONSERVATIVE STRATEGY	IB	2	(1)	1	4	(5)	(1)

EQ/CONSERVATIVE-PLUS ALLOCATION	A	57	(59)	(2)	69	(58)	11

EQ/CONSERVATIVE-PLUS ALLOCATION	B	57	(45)	12	18	(12)	6

EQ/CORE BOND INDEX	IA	25	(29)	(4)	45	(50)	(5)

EQ/CORE BOND INDEX	IB	270	(106)	164	77	(46)	31

EQ/CORE PLUS BOND	A	139	(33)	106	18	(29)	(11)

The accompanying notes are an integral part of these financial statements.

FSA-107

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/CORE PLUS BOND	B	85	(14)	71	16	(15)	1

EQ/EMERGING MARKETS EQUITY PLUS	IB	74	(30)	44	3	—	3

EQ/EQUITY 500 INDEX	IA	417	(592)	(175)	535	(471)	64

EQ/EQUITY 500 INDEX	IB	1,308	(485)	823	637	(276)	361

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	35	(39)	(4)	58	(83)	(25)

EQ/FRANKLIN RISING DIVIDENDS	IB	52	(27)	25	31	(35)	(4)

EQ/FRANKLIN STRATEGIC INCOME	IB	75	(38)	37	40	(42)	(2)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	6	(11)	(5)	11	(8)	3

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	9	(23)	(14)	7	(30)	(23)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	46	(17)	29	20	(12)	8

EQ/GROWTH STRATEGY	IB	16	(16)	—	17	(15)	2

EQ/INTERMEDIATE GOVERNMENT BOND	IA	49	(37)	12	89	(70)	19

EQ/INTERMEDIATE GOVERNMENT BOND	IB	18	(13)	5	16	(28)	(12)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1	(3)	(2)	3	(5)	(2)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	11	(15)	(4)	14	(21)	(7)

EQ/INTERNATIONAL EQUITY INDEX	IA	157	(132)	25	110	(307)	(197)

EQ/INTERNATIONAL EQUITY INDEX	IB	441	(104)	337	72	(50)	22

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	9	(2)	7	6	(4)	2

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	28	(18)	10	14	(19)	(5)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	18	(28)	(10)	21	(32)	(11)

EQ/INVESCO COMSTOCK	IA	29	(21)	8	23	(20)	3

EQ/INVESCO COMSTOCK	IB	19	(13)	6	25	(11)	14

EQ/INVESCO GLOBAL	IB	17	(2)	15	2	—	2

EQ/INVESCO GLOBAL REAL ASSETS	IB	199	(86)	113	132	(78)	54

EQ/INVESCO INTERNATIONAL GROWTH	IB	116	(94)	22	121	(119)	2

EQ/JANUS ENTERPRISE	IA	5	(17)	(12)	102	(29)	73

The accompanying notes are an integral part of these financial statements.

FSA-108

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/JANUS ENTERPRISE	IB	63	(26)	37	62	(20)	42

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	92	(50)	42	110	(38)	72

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	157	(37)	120	113	(34)	79

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	3	(3)	—	6	(2)	4

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	11	(9)	2	9	(11)	(2)

EQ/LARGE CAP GROWTH INDEX	IA	25	(16)	9	25	(13)	12

EQ/LARGE CAP GROWTH INDEX	IB	179	(79)	100	109	(104)	5

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	6	(12)	(6)	11	(11)	—

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	15	(39)	(24)	21	(51)	(30)

EQ/LARGE CAP VALUE INDEX	IA	33	(36)	(3)	16	(19)	(3)

EQ/LARGE CAP VALUE INDEX	IB	113	(50)	63	36	(21)	15

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	32	(67)	(35)	30	(111)	(81)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	7	(28)	(21)	14	(34)	(20)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	287	(241)	46	298	(267)	31

EQ/LOOMIS SAYLES GROWTH	IA	36	(44)	(8)	44	(36)	8

EQ/LOOMIS SAYLES GROWTH	IB	67	(21)	46	20	(12)	8

EQ/MFS INTERNATIONAL GROWTH	IB	136	(59)	77	55	(54)	1

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	313	(172)	141	255	(209)	46

EQ/MFS MID CAP FOCUSED GROWTH	IB	148	(69)	79	165	(63)	102

EQ/MFS TECHNOLOGY	IB	218	(182)	36	1,055	(126)	929

EQ/MFS UTILITIES SERIES	IB	22	(10)	12	15	(14)	1

EQ/MID CAP INDEX	IA	35	(31)	4	61	(54)	7

EQ/MID CAP INDEX	IB	285	(122)	163	74	(63)	11

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	45	(53)	(8)	13	(46)	(33)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	14	(12)	2	13	(3)	10

EQ/MODERATE ALLOCATION	A	106	(146)	(40)	149	(165)	(16)

The accompanying notes are an integral part of these financial statements.

FSA-109

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/MODERATE ALLOCATION	B	255	(212)	43	207	(152)	55

EQ/MODERATE GROWTH STRATEGY	IB	32	(35)	(3)	30	(38)	(8)

EQ/MODERATE-PLUS ALLOCATION	A	136	(145)	(9)	131	(167)	(36)

EQ/MODERATE-PLUS ALLOCATION	B	336	(91)	245	174	(148)	26

EQ/MONEY MARKET	IA	2,280	(2,471)	(191)	2,730	(3,186)	(456)

EQ/MONEY MARKET	IB	3,519	(3,245)	274	2,037	(1,828)	209

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	144	(102)	42	243	(19)	224

EQ/PIMCO GLOBAL REAL RETURN	IB	9	(1)	8	1	(1)	—

EQ/PIMCO REAL RETURN	IB	359	(211)	148	164	(128)	36

EQ/PIMCO TOTAL RETURN	IB	306	(269)	37	289	(229)	60

EQ/PIMCO ULTRA SHORT BOND	IA	21	(18)	3	42	(42)	—

EQ/PIMCO ULTRA SHORT BOND	IB	57	(23)	34	95	(89)	6

EQ/QUALITY BOND PLUS	IA	69	(32)	37	73	(60)	13

EQ/QUALITY BOND PLUS	IB	11	(12)	(1)	15	(19)	(4)

EQ/SMALL COMPANY INDEX	IA	54	(32)	22	36	(55)	(19)

EQ/SMALL COMPANY INDEX	IB	216	(99)	117	47	(18)	29

EQ/T. ROWE PRICE GROWTH STOCK	IA	127	(121)	6	151	(84)	67

EQ/T. ROWE PRICE GROWTH STOCK	IB	281	(105)	176	179	(70)	109

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	105	(33)	72	68	(31)	37

EQ/VALUE EQUITY	IA	40	(37)	3	75	(71)	4

EQ/VALUE EQUITY	IB	35	(29)	6	36	(32)	4

EQ/WELLINGTON ENERGY	IB	271	(178)	93	182	(74)	108

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	9	(4)	5	3	(2)	1

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	48	(9)	39	19	(13)	6

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	67	(41)	26	52	(55)	(3)

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	84	(21)	63	53	(35)	18

The accompanying notes are an integral part of these financial statements.

FSA-110

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	12	(7)	5	14	(13)	1

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	198	(342)	(144)	337	(317)	20

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	93	(63)	30	92	(64)	28

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	61	(10)	51	10	(6)	4

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	8	(1)	7	3	(1)	2

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	22	(18)	4	21	(22)	(1)

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	165	(114)	51	138	(42)	96

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	260	(261)	(1)	119	(137)	(18)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	14	(12)	2	7	(15)	(8)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	28	(9)	19	16	(13)	3

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	1	(1)	—	—	—	—

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	69	(20)	49	20	(1)	19

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	4	(3)	1	3	(5)	(2)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	6	(8)	(2)	10	(17)	(7)

MULTIMANAGER AGGRESSIVE EQUITY	IA	15	(26)	(11)	14	(48)	(34)

MULTIMANAGER AGGRESSIVE EQUITY	IB	43	(25)	18	38	(48)	(10)

MULTIMANAGER CORE BOND	IA	57	(48)	9	25	(22)	3

MULTIMANAGER CORE BOND	IB	29	(29)	—	27	(34)	(7)

MULTIMANAGER TECHNOLOGY	IA	45	(35)	10	39	(26)	13

MULTIMANAGER TECHNOLOGY	IB	104	(49)	55	73	(59)	14

NATURAL RESOURCES PORTFOLIO	CLASS II	44	(25)	19	30	(20)	10

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO .	ADVISOR CLASS	56	(38)	18	41	(24)	17

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	55	(15)	40	37	(27)	10

TARGET 2015 ALLOCATION	B	160	(216)	(56)	40	(21)	19

TARGET 2025 ALLOCATION	B	55	(90)	(35)	45	(50)	(5)

TARGET 2035 ALLOCATION	B	62	(152)	(90)	81	(26)	55

The accompanying notes are an integral part of these financial statements.

FSA-111

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

TARGET 2045 ALLOCATION	B	35	(18)	17	38	(22)	16

TARGET 2055 ALLOCATION	B	34	(18)	16	30	(9)	21

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	90	(36)	54	30	(23)	7

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	175	(119)	56	159	(166)	(7)

TEMPLETON GROWTH VIP FUND	CLASS 2	12	(5)	7	4	(5)	(1)

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	58	(61)	(3)	55	(45)	10

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	COMMON SHARES	4	(5)	(1)	4	(6)	(2)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-112

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2021

1.	Organization

Separate Account FP (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, VanEck VIP Trust, and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Main Street Mid Cap Fund(1)
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation FundSM
•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets(2)
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth

FSA-113

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

1.	Organization (Continued)

•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/Pimco Global Real Return
•	EQ/Pimco Real Return
•	EQ/Pimco Total Return
•	EQ/Pimco Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity(3)
•	EQ/Wellington Energy
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology

EQ Premier VIP Trust*

•	EQ/Aggressive Allocation
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Government Money Market Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP High Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio
•	Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Mutual Shares VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Ivy Funds Variable Insurance Portfolios

•	Delaware Ivy VIP Global Equity Income(4)
•	Delaware Ivy VIP High Income(5)
•	Delaware Ivy VIP Small Cap Growth(6)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

The Prudential Series Fund

•	Natural Resources Portfolio

VanEck VIP Trust

•	VanEck VIP Global Resources Fund(7)

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund — Equity Index Portfolio

(1)	Formerly known as Invesco V.I. Mid Cap Core Equity.
(2)	Formerly known as EQ/Invesco Global Real Estate.
(3)	Formerly known as EQ/BlackRock Basic Value Equity.
(4)	Formerly known as Ivy VIP Global Equity Income.
(5)	Formerly known as Ivy VIP High Income.
(6)	Formerly known as Ivy VIP Small Cap Growth.
(7)	Formerly known as VanEck VIP Global Hard Assets Fund.

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-114

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

1.	Organization (Concluded)

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

•   Accumulator Life

•   Incentive Life

•   Incentive Life 2000

•   Incentive Life Sales (1999 and after)

•   Incentive Life ‘02

•   Incentive Life ‘06

•   Incentive Life® Optimizer

•   Incentive Life Optimizer II

•   Incentive Life Optimizer III

•   VUL Optimizer

•   Incentive Life PlusSM

•   Incentive Life Plus Original Series

•   Paramount Life

•   IL Legacy

•   IL Legacy II

•   IL Legacy III

•   VUL Legacy

•   IL ProtectorSM

•   Incentive Life COLI

•   Incentive Life COLI ‘04

•   Champion 2000

•   Survivorship 2000

•   Survivorship Incentive Life 1999

•   Survivorship Incentive Life ‘02

•   Survivorship Incentive Life® Legacy

•   VUL Survivorship

•   SP-Flex

•   Corporate Owned Incentive Life®

•   COIL Institutional Series

•   Equitable Advantage

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.” Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FSA-115

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

2.	Significant Accounting Policies (Concluded)

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of Equitable Financial’s General Account, and/or index fund options of Separate Account No. 67.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-116

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolio

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2021 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$3,634,496	$2,776,521
1290 VT DoubleLine Dynamic Allocation	3,013,299	1,249,213
1290 VT DoubleLine Opportunistic Bond	1,546,094	1,211,615
1290 VT Equity Income	2,917,353	3,782,366
1290 VT GAMCO Mergers & Acquisitions	4,562,266	2,864,722
1290 VT GAMCO Small Company Value	33,719,148	27,295,375
1290 VT Low Volatility Global Equity	112,224	84,873
1290 VT Multi-Alternative Strategies	7,186	859
1290 VT Natural Resources	406,494	216,102
1290 VT Real Estate	245,596	105,290
1290 VT Small Cap Value	13,575,166	5,897,424
1290 VT SmartBeta Equity	2,001,991	1,407,878
1290 VT Socially Responsible	3,068,401	1,309,250
American Funds Insurance Series® Asset Allocation FundSM	558,372	13,630
American Funds Insurance Series® Global Small Capitalization FundSM	6,775,344	3,423,329
American Funds Insurance Series® New World Fund®	17,209,118	9,852,432
BlackRock Global Allocation V.I. Fund	7,735,237	4,193,816
ClearBridge Variable Mid Cap Portfolio	1,350,286	344,713
Delaware Ivy VIP Global Equity Income	352,093	99,681
Delaware Ivy VIP High Income	14,857,230	8,352,900
Delaware Ivy VIP Small Cap Growth	6,880,352	3,863,961
EQ/400 Managed Volatility	3,115,962	1,795,045
EQ/500 Managed Volatility	4,822,917	3,115,225
EQ/2000 Managed Volatility	2,803,344	967,080
EQ/AB Small Cap Growth	66,631,279	34,383,714
EQ/Aggressive Allocation	36,554,710	19,402,499
EQ/All Asset Growth Allocation	10,644,922	3,915,412
EQ/American Century Mid Cap Value	27,085,413	19,393,775
EQ/Balanced Strategy	6,242,367	3,821,404

FSA-117

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolio (Continued)

	Purchases	Sales
EQ/Capital Group Research	$25,048,628	$26,501,559
EQ/ClearBridge Large Cap Growth	14,749,993	11,701,895
EQ/Common Stock Index	190,150,600	164,426,350
EQ/Conservative Allocation	5,495,324	4,800,850
EQ/Conservative Growth Strategy	1,241,189	712,237
EQ/Conservative Strategy	438,808	202,800
EQ/Conservative-Plus Allocation	12,931,436	9,852,998
EQ/Core Bond Index	15,971,900	8,380,242
EQ/Core Plus Bond	17,629,932	11,357,068
EQ/Emerging Markets Equity PLUS	1,185,986	374,545
EQ/Equity 500 Index	206,875,579	165,928,144
EQ/Fidelity Institutional AM® Large Cap	22,906,648	11,957,146
EQ/Franklin Rising Dividends	7,254,890	9,058,140
EQ/Franklin Strategic Income	9,223,580	5,228,151
EQ/Global Equity Managed Volatility	34,292,061	13,144,574
EQ/Goldman Sachs Mid Cap Value	5,294,850	1,970,873
EQ/Growth Strategy	11,194,797	4,259,740
EQ/Intermediate Government Bond	6,196,783	6,908,163
EQ/International Core Managed Volatility	9,020,381	4,073,355
EQ/International Equity Index	48,535,896	29,920,936
EQ/International Managed Volatility	1,864,635	301,172
EQ/International Value Managed Volatility	12,230,413	8,791,288
EQ/Invesco Comstock	8,145,450	6,898,101
EQ/Invesco Global	467,074	41,898
EQ/Invesco Global Real Assets	12,645,798	5,505,978
EQ/Invesco International Growth	13,903,199	10,147,798
EQ/Janus Enterprise	18,217,118	11,713,411
EQ/JPMorgan Value Opportunities	39,168,135	15,716,670
EQ/Large Cap Core Managed Volatility	7,847,619	2,724,848
EQ/Large Cap Growth Index	51,319,825	26,014,579
EQ/Large Cap Growth Managed Volatility	104,925,534	33,200,234
EQ/Large Cap Value Index	14,657,241	9,411,137
EQ/Large Cap Value Managed Volatility	58,295,870	31,635,509
EQ/Lazard Emerging Markets Equity	23,051,299	18,297,551
EQ/Loomis Sayles Growth	13,994,103	9,700,616
EQ/MFS International Growth	19,706,620	6,154,879
EQ/MFS International Intrinsic Value	25,053,147	19,264,944
EQ/MFS Mid Cap Focused Growth	9,471,557	10,776,410
EQ/MFS Technology	20,908,785	18,391,314
EQ/MFS Utilities Series	575,966	379,684
EQ/Mid Cap Index	49,742,238	22,977,167
EQ/Mid Cap Value Managed Volatility	34,562,598	20,259,833
EQ/Moderate Allocation	94,168,034	79,598,864
EQ/Moderate Growth Strategy	20,615,451	8,153,081
EQ/Moderate-Plus Allocation	85,759,124	38,422,049
EQ/Money Market	311,173,983	306,190,738
EQ/Morgan Stanley Small Cap Growth	45,816,929	20,285,024
EQ/PIMCO Global Real Return	173,012	15,734
EQ/PIMCO Real Return	16,655,717	10,991,286
EQ/PIMCO Total Return	23,800,533	27,209,116
EQ/PIMCO Ultra Short Bond	7,180,201	4,457,801
EQ/Quality Bond PLUS	5,520,707	6,879,115
EQ/Small Company Index	46,049,622	21,589,908
EQ/T. Rowe Price Growth Stock	50,670,912	35,139,593

FSA-118

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolio (Concluded)

	Purchases	Sales
EQ/T. Rowe Price Health Sciences	$6,036,110	$3,223,728
EQ/Value Equity	55,705,348	21,459,308
EQ/Wellington Energy	6,862,710	5,183,230
Fidelity® VIP Asset Manager: Growth Portfolio	249,300	167,617
Fidelity® VIP Equity-Income Portfolio	2,608,428	500,752
Fidelity® VIP Government Money Market Portfolio	1,911,008	1,841,236
Fidelity® VIP Growth & Income Portfolio	7,421,769	3,093,072
Fidelity® VIP High Income Portfolio	1,086,218	385,791
Fidelity® VIP Investment Grade Bond Portfolio	12,151,945	44,047,225
Fidelity® VIP Mid Cap Portfolio	17,675,010	9,214,767
Fidelity® VIP Value Portfolio	1,426,790	330,412
Fidelity® VIP Value Strategies Portfolio	568,354	59,857
Franklin Mutual Shares VIP Fund	1,680,507	1,659,532
Franklin Small Cap Value VIP Fund	12,131,031	8,848,046
Invesco V.I. Diversified Dividend Fund	8,527,560	7,698,320
Invesco V.I. Main Street Mid Cap Fund	1,000,873	967,455
Invesco V.I. Small Cap Equity Fund	3,335,458	1,806,534
Janus Henderson Balanced Portfolio	12,649	5,902
Lord Abbett Series Fund — Bond Debenture Portfolio	925,176	228,501
MFS® Investors Trust Series	1,751,842	702,433
MFS® Massachusetts Investors Growth Stock Portfolio	4,178,454	3,268,711
Multimanager Aggressive Equity	140,832,543	51,736,689
Multimanager Core Bond	8,892,546	7,087,085
Multimanager Technology	74,620,190	50,933,480
Natural Resources Portfolio	1,872,666	1,072,064
PIMCO CommodityRealreturn® Strategy Portfolio	4,761,927	3,174,453
T. Rowe Price Equity Income Portfolio	6,318,228	3,171,188
Target 2015 Allocation	4,365,618	5,926,215
Target 2025 Allocation	6,890,564	12,436,624
Target 2035 Allocation	8,093,442	10,394,914
Target 2045 Allocation	2,709,180	2,074,391
Target 2055 Allocation	2,131,281	973,946
Templeton Developing Markets VIP Fund	6,478,834	4,590,256
Templeton Global Bond VIP Fund	10,219,353	6,911,703
Templeton Growth VIP Fund	2,388,366	892,804
VanEck VIP Global Resources Fund	4,473,963	5,118,767
Vanguard Variable Insurance Fund — Equity Index Portfolio	2,555,768	2,390,016

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

FSA-119

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

5.	Expenses and Related Party Transactions (Concluded)

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub- advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.04% to a high of 1.50% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of Equitable Financial and are registered representatives of the agencies and affiliated broker-dealer. Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service- related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network.

Equitable Financial serves as the transfer agent for EQAT and VIP.

FSA-120

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganization

In June 2021, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 18, 2021	1290 VT Energy	1290 VT Natural Resources
Shares Class	Class IB	Class IB
Shares	10,802	12,335
Net Asset Value	$5.41	$7.46
Net Assets Before Merger	$58,488	$33,564
Net Assets After Merger	$—	$92,052
Realized Gain	$3,230

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Global Bond PLUS	EQ/Core Plus Bond
Shares Class	Class IA	Class A
Shares	866,417	14,896,699
Net Asset Value	$9.20	$4.23
Net Assets Before Merger	$7,971,193	$55,019,889
Net Assets After Merger	$—	$62,991,082
Unrealized Loss	$(70,837)

Shares Class	Class IB	Class B
Shares	1,148,215	6,748,227
Net Asset Value	$9.18	$4.21
Net Assets Before Merger	$10,539,368	$17,894,223
Net Assets After Merger	$—	$28,433,591
Unrealized Loss	$(61,049)

FSA-121

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganization (Continued)

In June 2020, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/UBS Growth & Income	EQ/Capital Group Research
Shares Class	Class IB
Shares	1,577,978
Net Asset Value	$8.83
Net Assets Before Merger	$13,931,684
Net Assets After Merger	$—
Unrealized Loss	$(543,942)
Shares Class		Class IA
Shares		584,575
Net Asset Value		$27.15
Net Assets Before Merger		$13,654,723
Net Assets After Merger		$15,868,934

Shares Class		Class IB
Shares		4,451,087
Net Asset Value		$27.19
Net Assets Before Merger		$109,291,968
Net Assets After Merger		$121,009,441

FSA-122

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganization (Continued)

	Removed Portfolio	Surviving Portfolio

June 5, 2020	Multimanager Mid Cap Growth	EQ/Janus Enterprise

Shares Class	Class IA
Shares	1,333,057
Net Asset Value	$10.83
Net Assets Before Merger	$14,434,784
Net Assets After Merger	$—
Unrealized Gain	$2,075,621

Shares Class	Class IB
Shares	2,067,465
Net Asset Value	$10.06
Net Assets Before Merger	$20,795,407
Net Assets After Merger	$—
Unrealized Gain	$1,911,655

Shares Class		Class IA
Shares		2,183,398
Net Asset Value		$20.79
Net Assets Before Merger		$21,059,954
Net Assets After Merger		$45,383,435

Shares Class		Class IB
Shares		1,923,680
Net Asset Value		$20.46
Net Assets Before Merger		$28,443,022
Net Assets After Merger		$39,349,732

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/MFS Technology II	EQ/MFS Technology

Shares Class	Class IB	Class IB
Shares	1,481,189	2,129,608
Net Asset Value	$36.54	$25.41
Net Assets Before Merger	$54,117,801	$—
Net Assets After Merger	$—	$54,117,801
Unrealized Gain	$6,648,887

FSA-123

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganization (Continued)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Small Cap Value	1290 VT Small Cap Value

Shares Class	Class A
Shares	721,624
Net Asset Value	$13.45
Net Assets Before Merger	$9,706,260
Net Assets After Merger	$—
Unrealized Gain	$1,368,017

Shares Class	Class B
Shares	907,610
Net Asset Value	$13.46
Net Assets Before Merger	$12,216,980
Net Assets After Merger	$—
Unrealized Loss	$(999,518)

Shares Class		Class IB
Shares		2,723,329
Net Asset Value		$8.05
Net Assets Before Merger		$—
Net Assets After Merger		$21,923,240

	Removed Portfolio	Surviving Portfolio

June 12, 2020	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

Shares Class	Class IB	Class IB
Shares	461	4,926
Net Asset Value	$8.92	$13.42
Net Assets Before Merger	$4,111	$61,992
Net Assets After Merger	$—	$66,103
Realized Loss	$(850)

FSA-124

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganization (Concluded)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

Shares Class	Class IA
Shares	651,517
Net Asset Value	$12.12
Net Assets Before Merger	$7,898,711
Net Assets After Merger	$—
Unrealized Gain	$383,096

Shares Class	Class IB
Shares	1,761,439
Net Asset Value	$11.82
Net Assets Before Merger	$20,823,437
Net Assets After Merger	$—
Unrealized Loss	$(496,188)

Shares Class		Class IB
Shares		4,108,892
Net Asset Value		$19.27
Net Assets Before Merger		$50,469,970
Net Assets After Merger		$79,192,118

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

Shares Class	Class B	Class IB
Shares	1,323,557	1,546,979
Net Asset Value	$13.55	$11.59
Net Assets Before Merger	$17,936,024	$—
Net Assets After Merger	$—	$17,936,024
Unrealized Gain	$539,803

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks		Mortality		Administrative		Total
Accumulator Life	varies	(b)(d)	varies	(b)	varies	(b)(f)	varies
Incentive Life, Champion 2000	0.60	%(a)	—		—		0.60%
Incentive Life 2000, Incentive Life 1999, Incentive Life Plus	0.60	%(l)(n)	—		—		0.60%
Incentive Life ‘02	varies	(b)(g)	—		—		0.80%
Incentive Life ‘06	0.85	%(b)(e)	—		—		0.85%
Survivorship Incentive Life ‘02	0.90	%(b)(m)	—		—		0.90%
Paramount Life	0.60	%(a)	—		—		0.60%
Incentive Life Plus Original Series	0.60	%(b)(l)	—		—		0.60%
Incentive Life COLI	0.60	%(b)	—		—		0.60%
Incentive Life COLI ‘04	0.75	%(b)(c)	—		—		0.75%
Survivorship Incentive Life 1999	0.60	%(a)	—		—		0.60%

FSA-125

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks		Mortality		Administrative		Total
Survivorship 2000	0.90	%(a)	—		—		0.90%
IL Legacy	1.75	%(b)(h)	—		—		1.75%
IL Legacy II	0.85	%(b)(i)(l)	—		—		0.85%
IL Legacy III	0.85	%(b)(i)(l)	—		—		0.85%
VUL LegacySM	0.85	%(b)(p)(s)	—		—		0.85%
IL Protector	0.80	%(a)	—		—		0.80%
SP-Flex	0.85	%(a)	0.60	%(a)	0.35	%(a)	1.80%
Incentive Life® Optimizer	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer II	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer III	0.60	%(b)(l)(o)	—		—		0.60%
VUL Optimizer SM	0.60	%(b)(o)(p)	—		—		0.60%
Survivorship Incentive Life® Legacy	0.55	%(b)(j)	—		—		0.55%
VUL Survivorship	0.80	%(b)(r)	—		—		0.80%
Corporate Owned Incentive Life®	0.35	%(b)(k)(l)	—		—		0.35%
COIL Institutional SeriesSM	0.25	%(b)(l)(q)	—		—		0.25%
COIL Institutional Series, Series 162	0.35	%(b)(p)(t)	—		—		0.35%
Equitable Advantage	0.40	%(b)(u)(v)	—		—		0.40%

(a)	Charged to daily net assets of the Account.
(b)	Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)	Policy years 1–5 0.75% (1.00% maximum) Policy years 6– 20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).
(d)	Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.
(e)	Policy years 1–8 0.85% (1.00% maximum) Policy years 9– 10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).
(f)	Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.
(g)	Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).
(h)	Policy years 1–10 1.75% (maximum and current) Policy years 11–20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).
(i)	Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
(j)	Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
(k)	Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).
(l)	For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
(m)	Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).
(n)	Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
(o)	Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).
(p)	For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.
(q)	Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05%(0.35 maximum). (r) Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).
(s)	Policy years 1–15 0.50% ( 0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).
(t)	Policy years 1–10 0.35% (0.50% maximum) Policy years 11+ 0.15% (0.35% maximum).
(u)	For policies with MSO, there is an additional charge of 0.40% (1.60% maximum) of any policy account value allocated to each segment.
(v)	Policy years 1-8 0.40% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.05% (current) Policy years 11+ 0.50% (maximum).

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk

FSA-126

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

7.	Asset-based Charges and Contractowner Charges (Continued)

charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7- pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options. The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

The VUL LegacySM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional Seriesâ„ mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

FSA-127

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

7.	Asset-based Charges and Contractowner Charges (Continued)

The COIL Institutional Series, Series 162, mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.15% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Equitable Advantage mortality and expense risk charge of 0.40% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer and COIL Institutional Series (including series 162) policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For Equitable Advantage policies, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, Equitable Financial deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series (including Series 162), Equitable Advantage and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

The COIL Institutional Series (including series 162), VUL Legacy, VUL Optimizer and VUL Survivorship and Equitable Advantage policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year (“Net Total Annual Portfolio Operating Expenses”) of each Variable Investment Option’s corresponding Portfolio. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio as shown in the annual Portfolio prospectuses. The Investment Expense Reduction will be calculated based upon which of these three ranges the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses. These ranges and formula amounts will not change while the policy remains in effect.

Contractowners’ accounts are assessed monthly by Equitable Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

FSA-128

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

7.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low – $0.01 for each $1,000 of face amount of the policy High – $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly	Low - $8 per month	Unit liquidation from account value

High - Depending on face amount, policyholder ageat issue and policy year, up to $55 per month. Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction	$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines	Unit liquidation from account value

Transfers among investment options	At time of transaction	Low – $25 after 12 transfers if applicable	Unit liquidation from account value

High – $25 per transfer

FSA-129

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2021	Lowest contract charge 0.00% Class IB	$21.22	—	—	—	1.00%
	Highest contract charge 0.60% Class IB	$205.09	—	—	—	0.39%
	All contract charges	—	97	$4,053	10.50%	—
2020	Lowest contract charge 0.00% Class IB	$21.01	—	—	—	39.05%
	Highest contract charge 0.60% Class IB	$204.29	—	—	—	38.25%
	All contract charges	—	77	$4,567	1.68%	—
2019	Lowest contract charge 0.00% Class IB	$15.11	—	—	—	23.95%
	Highest contract charge 0.60% Class IB	$147.77	—	—	—	23.19%
	All contract charges	—	39	$1,838	4.09%	—
2018	Lowest contract charge 0.00% Class IB	$12.19	—	—	—	(4.24)%
	Highest contract charge 0.60% Class IB	$119.95	—	—	—	(4.83)%
	All contract charges	—	21	$1,204	3.16%	—
2017	Lowest contract charge 0.00% Class IB	$12.73	—	—	—	14.27%
	Highest contract charge 0.60% Class IB	$126.04	—	—	—	13.59%
	All contract charges	—	6	$605	9.59%	—

1290 VT DoubleLine Dynamic Allocation
2021	Lowest contract charge 0.00% Class IB	$173.75	—	—	—	10.11%
	Highest contract charge 0.80% Class IB	$162.09	—	—	—	9.23%
	All contract charges	—	174	$16,775	0.60%	—
2020	Lowest contract charge 0.00% Class IB	$157.79	—	—	—	13.11%
	Highest contract charge 0.90% Class IB	$147.26	—	—	—	12.10%
	All contract charges	—	154	$14,768	1.03%	—
2019	Lowest contract charge 0.00% Class IB	$139.50	—	—	—	18.10%
	Highest contract charge 0.90% Class IB	$131.36	—	—	—	17.03%
	All contract charges	—	144	$13,015	2.12%	—
2018	Lowest contract charge 0.00% Class IB	$118.12	—	—	—	(4.12)%
	Highest contract charge 0.90% Class IB	$112.24	—	—	—	(4.99)%
	All contract charges	—	179	$10,754	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$123.19	—	—	—	9.61%
	Highest contract charge 0.90% Class IB	$118.13	—	—	—	8.64%
	All contract charges	—	258	$12,307	0.61%	—

1290 VT DoubleLine Opportunistic Bond
2021	Lowest contract charge 0.00% Class IB	$113.58	—	—	—	(0.44)%
	Highest contract charge 0.60% Class IB	$110.44	—	—	—	(1.04)%
	All contract charges	—	111	$3,088	2.22%	—
2020	Lowest contract charge 0.00% Class IB	$114.08	—	—	—	4.30%
	Highest contract charge 0.60% Class IB	$111.60	—	—	—	3.67%
	All contract charges	—	75	$2,830	2.42%	—
2019	Lowest contract charge 0.00% Class IB	$109.38	—	—	—	8.12%
	Highest contract charge 0.60% Class IB	$107.65	—	—	—	7.47%
	All contract charges	—	64	$1,945	3.84%	—

FSA-130

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT DoubleLine Opportunistic Bond (Continued)
2018	Lowest contract charge 0.00% Class IB	$101.17	—	—	—	(0.94)%
	Highest contract charge 0.60% Class IB	$100.17	—	—	—	(1.53)%
	All contract charges	—	13	$607	3.81%	—
2017	Lowest contract charge 0.00% Class IB(a)	$102.13	—	—	—	1.58%
	Highest contract charge 0.60% Class IB(a)	$101.73	—	—	—	1.20%
	All contract charges	—	3	$200	3.42%	—

1290 VT Equity Income
2021	Lowest contract charge 0.00% Class IA	$248.30	—	—	—	26.39%
	Highest contract charge 0.90% Class IA	$217.40	—	—	—	25.25%
	All contract charges	—	18	$4,154	1.50%	—
2020	Lowest contract charge 0.00% Class IA	$196.46	—	—	—	(4.53)%
	Highest contract charge 0.90% Class IA	$173.57	—	—	—	(5.40)%
	All contract charges	—	20	$3,670	2.00%	—
2019	Lowest contract charge 0.00% Class IA	$205.79	—	—	—	24.21%
	Highest contract charge 0.90% Class IA	$183.47	—	—	—	23.09%
	All contract charges	—	26	$4,969	2.28%	—
2018	Lowest contract charge 0.00% Class IA	$165.68	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IA	$149.05	—	—	—	(12.49)%
	All contract charges	—	28	$4,388	2.01%	—
2017	Lowest contract charge 0.00% Class IA	$187.61	—	—	—	15.84%
	Highest contract charge 0.90% Class IA	$170.32	—	—	—	14.80%
	All contract charges	—	32	$5,633	1.70%	—

1290 VT Equity Income
2021	Lowest contract charge 0.00% Class IB	$342.13	—	—	—	26.39%
	Highest contract charge 0.60% Class IB	$224.61	—	—	—	25.63%
	All contract charges	—	66	$20,325	1.50%	—
2020	Lowest contract charge 0.00% Class IB	$270.70	—	—	—	(4.54)%
	Highest contract charge 0.60% Class IB	$178.79	—	—	—	(5.11)%
	All contract charges	—	68	$16,759	2.00%	—
2019	Lowest contract charge 0.00% Class IB	$283.57	—	—	—	24.21%
	Highest contract charge 0.60% Class IB	$188.42	—	—	—	23.47%
	All contract charges	—	66	$17,330	2.28%	—
2018	Lowest contract charge 0.00% Class IB	$228.29	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IB	$152.60	—	—	—	(12.22)%
	All contract charges	—	70	$14,898	2.01%	—
2017	Lowest contract charge 0.00% Class IB	$258.51	—	—	—	15.84%
	Highest contract charge 0.60% Class IB	$173.85	—	—	—	15.15%
	All contract charges	—	71	$17,017	1.70%	—

1290 VT GAMCO Mergers & Acquisitions
2021	Lowest contract charge 0.00% Class IA	$169.36	—	—	—	11.38%
	Highest contract charge 0.00% Class IA	$169.36	—	—	—	11.38%
	All contract charges	—	71	$1,358	0.69%	—
2020	Lowest contract charge 0.00% Class IA	$152.05	—	—	—	(1.29)%
	Highest contract charge 0.00% Class IA	$152.05	—	—	—	(1.29)%
	All contract charges	—	52	$948	0.18%	—
2019	Lowest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	Highest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	All contract charges	—	41	$798	4.12%	—
2018	Lowest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	Highest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	All contract charges	—	29	$712	1.48%	—
2017	Lowest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	Highest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	All contract charges	—	44	$988	0.17%	—

FSA-131

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2021	Lowest contract charge 0.00% Class IB	$217.29	—	—	—	11.39%
	Highest contract charge 0.90% Class IB	$152.53	—	—	—	10.38%
	All contract charges	—	95	$16,930	0.69%	—
2020	Lowest contract charge 0.00% Class IB	$195.08	—	—	—	(1.30)%
	Highest contract charge 0.90% Class IB	$138.19	—	—	—	(2.18)%
	All contract charges	—	88	$14,473	0.18%	—
2019	Lowest contract charge 0.00% Class IB	$197.64	—	—	—	8.62%
	Highest contract charge 0.90% Class IB	$141.27	—	—	—	7.64%
	All contract charges	—	90	$15,281	4.12%	—
2018	Lowest contract charge 0.00% Class IB	$181.95	—	—	—	(4.91)%
	Highest contract charge 0.90% Class IB	$131.24	—	—	—	(5.77)%
	All contract charges	—	91	$14,377	1.48%	—
2017	Lowest contract charge 0.00% Class IB	$191.34	—	—	—	6.18%
	Highest contract charge 0.90% Class IB	$139.27	—	—	—	5.23%
	All contract charges	—	93	$15,203	0.17%	—

1290 VT GAMCO Small Company Value
2021	Lowest contract charge 0.00% Class IA	$357.48	—	—	—	25.14%
	Highest contract charge 0.00% Class IA	$357.48	—	—	—	25.14%
	All contract charges	—	336	$14,104	0.64%	—
2020	Lowest contract charge 0.00% Class IA	$285.67	—	—	—	9.51%
	Highest contract charge 0.00% Class IA	$285.67	—	—	—	9.51%
	All contract charges	—	299	$10,103	0.76%	—
2019	Lowest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	Highest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	All contract charges	—	285	$8,982	0.60%	—
2018	Lowest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	Highest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	All contract charges	—	265	$7,034	0.55%	—
2017	Lowest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	Highest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	All contract charges	—	196	$6,619	0.62%	—

1290 VT GAMCO Small Company Value
2021	Lowest contract charge 0.00% Class IB	$628.70	—	—	—	25.14%
	Highest contract charge 0.90% Class IB	$359.55	—	—	—	24.01%
	All contract charges	—	502	$234,080	0.64%	—
2020	Lowest contract charge 0.00% Class IB	$502.41	—	—	—	9.51%
	Highest contract charge 0.90% Class IB	$289.94	—	—	—	8.53%
	All contract charges	—	488	$198,451	0.76%	—
2019	Lowest contract charge 0.00% Class IB	$458.78	—	—	—	23.35%
	Highest contract charge 0.90% Class IB	$267.16	—	—	—	22.24%
	All contract charges	—	496	$188,147	0.60%	—
2018	Lowest contract charge 0.00% Class IB	$371.93	—	—	—	(15.58)%
	Highest contract charge 0.90% Class IB	$218.55	—	—	—	(16.34)%
	All contract charges	—	511	$155,857	0.55%	—
2017	Lowest contract charge 0.00% Class IB	$440.57	—	—	—	16.10%
	Highest contract charge 0.90% Class IB	$261.25	—	—	—	15.05%
	All contract charges	—	532	$191,106	0.62%	—

1290 VT Low Volatility Global Equity
2021	Lowest contract charge 0.00% Class IB	$121.85	—	—	—	15.56%
	Highest contract charge 0.00% Class IB	$121.85	—	—	—	15.56%
	All contract charges	—	3	$66	2.56%	—
2020	Lowest contract charge 0.00% Class IB	$105.44	—	—	—	(1.14)%
	Highest contract charge 0.00% Class IB	$105.44	—	—	—	(1.14)%
	All contract charges	—	1	$33	9.67%	—

FSA-132

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Low Volatility Global Equity (Continued)
2019	Lowest contract charge 0.00% Class IB(c )	$106.66	—	—	—	4.12%
	Highest contract charge 0.00% Class IB(c )	$106.66	—	—	—	4.12%
	All contract charges	—	—	$—	11.17%	—

1290 VT Multi-Alternative Strategies
2021	Lowest contract charge 0.00% Class IB(d)	$10.97	—	—	—	3.10%
	Highest contract charge 0.00% Class IB(d)	$10.97	—	—	—	3.10%
	All contract charges	—	1	$6	5.23%	—

1290 VT Natural Resources(p)
2021	Lowest contract charge 0.00% Class IB	$112.84	—	—	—	30.18%
	Highest contract charge 0.00% Class IB	$112.84	—	—	—	30.18%
	All contract charges	—	12	$278	7.46%	—
2020	Lowest contract charge 0.00% Class IB	$86.68	—	—	—	(15.57)%
	Highest contract charge 0.00% Class IB	$86.68	—	—	—	(15.57)%
	All contract charges	—	1	$10	8.97%	—
2019	Lowest contract charge 0.00% Class IB(c )	$102.67	—	—	—	(1.01)%
	Highest contract charge 0.00% Class IB(c )	$102.67	—	—	—	(1.01)%
	All contract charges	—	—	$—	0.00%	—

1290 VT Real Estate
2021	Lowest contract charge 0.00% Class IB	$11.71	—	—	—	26.05%
	Highest contract charge 0.00% Class IB	$11.71	—	—	—	26.05%
	All contract charges	—	14	$183	4.54%	—
2020	Lowest contract charge 0.00% Class IB(e)	$9.29	—	—	—	(8.83)%
	Highest contract charge 0.00% Class IB(e)	$9.29	—	—	—	(8.83)%
	All contract charges	—	8	$72	1.35%	—

1290 VT Small Cap Value(j)
2021	Lowest contract charge 0.00% Class IB	$149.83	—	—	—	39.05%
	Highest contract charge 0.90% Class IB	$186.19	—	—	—	37.32%
	All contract charges	—	229	$40,671	1.14%	—
2020	Lowest contract charge 0.00% Class IB	$107.75	—	—	—	(1.18)%
	Highest contract charge 0.90% Class IB(n)	$135.59	—	—	—	29.23%
	All contract charges	—	206	$28,177	2.82%	—
2019	Lowest contract charge 0.00% Class IB(c )	$109.04	—	—	—	5.00%
	Highest contract charge 0.00% Class IB(c )	$109.04	—	—	—	5.00%
	All contract charges	—	—	$—	0.00%	—

1290 VT SmartBeta Equity(k)
2021	Lowest contract charge 0.00% Class IB	$20.53	—	—	—	23.08%
	Highest contract charge 0.60% Class IB	$198.42	—	—	—	22.35%
	All contract charges	—	194	$6,718	1.32%	—
2020	Lowest contract charge 0.00% Class IB	$16.68	—	—	—	10.98%
	Highest contract charge 0.60% Class IB	$162.17	—	—	—	10.31%
	All contract charges	—	209	$5,375	0.69%	—
2019	Lowest contract charge 0.00% Class IB	$15.03	—	—	—	26.94%
	Highest contract charge 0.60% Class IB	$147.01	—	—	—	26.17%
	All contract charges	—	139	$3,495	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$11.84	—	—	—	(6.11)%
	Highest contract charge 0.60% Class IB	$116.52	—	—	—	(6.66)%
	All contract charges	—	63	$1,273	1.63%	—
2017	Lowest contract charge 0.00% Class IB	$12.61	—	—	—	21.72%
	Highest contract charge 0.60% Class IB	$124.83	—	—	—	20.99%
	All contract charges	—	21	$598	1.84%	—

1290 VT Socially Responsible
2021	Lowest contract charge 0.00% Class IA	$667.49	—	—	—	30.31%
	Highest contract charge 0.00% Class IA	$667.49	—	—	—	30.31%
	All contract charges	—	1	$479	0.56%	—

FSA-133

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2020	Lowest contract charge 0.00% Class IA	$512.23	—	—	—	19.96%
	Highest contract charge 0.00% Class IA	$512.23	—	—	—	19.96%
	All contract charges	—	1	$675	0.93%	—
2019	Lowest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	Highest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	All contract charges	—	1	$396	0.88%	—
2018	Lowest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	Highest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	All contract charges	—	1	$273	0.98%	—
2017	Lowest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	Highest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	All contract charges	—	1	$308	1.04%	—

1290 VT Socially Responsible
2021	Lowest contract charge 0.00% Class IB	$418.17	—	—	—	30.31%
	Highest contract charge 0.90% Class IB	$341.56	—	—	—	29.14%
	All contract charges	—	35	$6,121	0.56%	—
2020	Lowest contract charge 0.00% Class IB	$320.90	—	—	—	19.96%
	Highest contract charge 0.90% Class IB	$264.49	—	—	—	18.88%
	All contract charges	—	12	$3,037	0.93%	—
2019	Lowest contract charge 0.00% Class IB	$267.51	—	—	—	30.26%
	Highest contract charge 0.90% Class IB	$222.49	—	—	—	29.09%
	All contract charges	—	10	$2,388	0.88%	—
2018	Lowest contract charge 0.00% Class IB	$205.36	—	—	—	(4.37)%
	Highest contract charge 0.90% Class IB	$172.35	—	—	—	(5.23)%
	All contract charges	—	12	$2,364	0.98%	—
2017	Lowest contract charge 0.00% Class IB	$214.75	—	—	—	20.40%
	Highest contract charge 0.90% Class IB	$181.87	—	—	—	19.32%
	All contract charges	—	16	$3,042	1.04%	—

American Funds Insurance Series® Asset Allocation FundSM
2021	Lowest contract charge 0.00% Class 4(o)	$10.52	—	—	—	4.57%
	Highest contract charge 0.00% Class 4(o)	$10.52	—	—	—	4.57%
	All contract charges	—	31	$550	3.55%	—

American Funds Insurance Series® Global Small Capitalization FundSM
2021	Lowest contract charge 0.00% Class 4	$236.55	—	—	—	6.43%
	Highest contract charge 0.90% Class 4	$218.76	—	—	—	5.47%
	All contract charges	—	264	$20,490	0.00%	—
2020	Lowest contract charge 0.00% Class 4	$222.26	—	—	—	29.39%
	Highest contract charge 0.90% Class 4	$207.42	—	—	—	28.23%
	All contract charges	—	180	$16,486	0.13%	—
2019	Lowest contract charge 0.00% Class 4	$171.78	—	—	—	31.25%
	Highest contract charge 0.90% Class 4	$161.76	—	—	—	30.06%
	All contract charges	—	149	$11,849	0.01%	—
2018	Lowest contract charge 0.00% Class 4	$130.88	—	—	—	(10.81)%
	Highest contract charge 0.90% Class 4	$124.37	—	—	—	(11.61)%
	All contract charges	—	115	$8,267	0.02%	—
2017	Lowest contract charge 0.00% Class 4	$146.74	—	—	—	25.62%
	Highest contract charge 0.90% Class 4	$140.71	—	—	—	24.50%
	All contract charges	—	69	$7,356	0.38%	—

American Funds Insurance Series® New World Fund®
2021	Lowest contract charge 0.00% Class 4	$183.33	—	—	—	4.63%
	Highest contract charge 0.90% Class 4	$169.54	—	—	—	3.69%
	All contract charges	—	950	$48,732	0.67%	—
2020	Lowest contract charge 0.00% Class 4	$175.22	—	—	—	23.30%
	Highest contract charge 0.90% Class 4	$163.51	—	—	—	22.18%
	All contract charges	—	709	$41,345	0.04%	—

FSA-134

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® New World Fund® (Continued)
2019	Lowest contract charge 0.00% Class 4	$142.11	—	—	—	28.82%
	Highest contract charge 0.90% Class 4	$133.83	—	—	—	27.66%
	All contract charges	—	581	$31,080	0.84%	—
2018	Lowest contract charge 0.00% Class 4	$110.32	—	—	—	(14.25)%
	Highest contract charge 0.90% Class 4	$104.83	—	—	—	(15.03)%
	All contract charges	—	404	$19,113	0.82%	—
2017	Lowest contract charge 0.00% Class 4	$128.66	—	—	—	29.06%
	Highest contract charge 0.90% Class 4	$123.37	—	—	—	27.90%
	All contract charges	—	222	$12,711	0.87%	—

BlackRock Global Allocation V.I. Fund
2021	Lowest contract charge 0.00% Class III	$215.48	—	—	—	6.42%
	Highest contract charge 0.00% Class III	$215.48	—	—	—	6.42%
	All contract charges	—	380	$9,351	0.83%	—
2020	Lowest contract charge 0.00% Class III	$202.49	—	—	—	20.71%
	Highest contract charge 0.00% Class III	$202.49	—	—	—	20.71%
	All contract charges	—	311	$6,941	1.45%	—
2019	Lowest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	Highest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	All contract charges	—	250	$4,841	1.08%	—
2018	Lowest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	Highest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	All contract charges	—	302	$5,434	1.04%	—
2017	Lowest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	Highest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	All contract charges	—	193	$4,268	1.33%	—

ClearBridge Variable Mid Cap Portfolio
2021	Lowest contract charge 0.00% Class II	$21.70	—	—	—	28.40%
	Highest contract charge 0.00% Class II	$21.70	—	—	—	28.40%
	All contract charges	—	124	$2,722	0.03%	—
2020	Lowest contract charge 0.00% Class II	$16.90	—	—	—	15.12%
	Highest contract charge 0.00% Class II	$16.90	—	—	—	15.12%
	All contract charges	—	90	$1,513	0.04%	—
2019	Lowest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	Highest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	All contract charges	—	73	$1,067	0.42%	—
2018	Lowest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	Highest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	All contract charges	—	56	$618	0.25%	—
2017	Lowest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	Highest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	All contract charges	—	25	$314	0.47%	—

Delaware Ivy VIP Global Equity Income
2021	Lowest contract charge 0.00% Class II	$261.07	—	—	—	16.98%
	Highest contract charge 0.00% Class II	$261.07	—	—	—	16.98%
	All contract charges	—	33	$1,051	2.17%	—
2020	Lowest contract charge 0.00% Class II	$223.18	—	—	—	3.15%
	Highest contract charge 0.00% Class II	$223.18	—	—	—	3.15%
	All contract charges	—	29	$688	2.48%	—
2019	Lowest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	Highest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	All contract charges	—	28	$686	2.68%	—
2018	Lowest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	Highest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	All contract charges	—	29	$521	1.72%	—

FSA-135

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Delaware Ivy VIP Global Equity Income (Continued)
2017	Lowest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	Highest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	All contract charges	—	30	$1,020	1.15%	—

Delaware Ivy VIP High Income
2021	Lowest contract charge 0.00% Class II	$149.63	—	—	—	6.06%
	Highest contract charge 0.90% Class II	$138.38	—	—	—	5.10%
	All contract charges	—	999	$50,180	5.79%	—
2020	Lowest contract charge 0.00% Class II	$141.08	—	—	—	6.03%
	Highest contract charge 0.90% Class II	$131.66	—	—	—	5.08%
	All contract charges	—	864	$43,763	7.08%	—
2019	Lowest contract charge 0.00% Class II	$133.06	—	—	—	11.19%
	Highest contract charge 0.90% Class II	$125.30	—	—	—	10.19%
	All contract charges	—	789	$41,445	6.52%	—
2018	Lowest contract charge 0.00% Class II	$119.67	—	—	—	(2.11)%
	Highest contract charge 0.90% Class II	$113.71	—	—	—	(3.00)%
	All contract charges	—	722	$35,498	6.23%	—
2017	Lowest contract charge 0.00% Class II	$122.25	—	—	—	6.68%
	Highest contract charge 0.90% Class II	$117.23	—	—	—	5.73%
	All contract charges	—	556	$32,857	5.40%	—

Delaware Ivy VIP Small Cap Growth
2021	Lowest contract charge 0.00% Class II	$339.83	—	—	—	3.99%
	Highest contract charge 0.90% Class II	$305.73	—	—	—	3.05%
	All contract charges	—	134	$20,081	0.93%	—
2020	Lowest contract charge 0.00% Class II	$326.79	—	—	—	37.67%
	Highest contract charge 0.90% Class II	$296.68	—	—	—	36.43%
	All contract charges	—	109	$18,788	0.00%	—
2019	Lowest contract charge 0.00% Class II	$237.38	—	—	—	23.37%
	Highest contract charge 0.90% Class II	$217.46	—	—	—	22.26%
	All contract charges	—	115	$14,853	0.00%	—
2018	Lowest contract charge 0.00% Class II	$192.42	—	—	—	(4.11)%
	Highest contract charge 0.90% Class II	$177.87	—	—	—	(4.98)%
	All contract charges	—	98	$12,355	0.38%	—
2017	Lowest contract charge 0.00% Class II	$200.67	—	—	—	23.12%
	Highest contract charge 0.90% Class II	$187.20	—	—	—	22.01%
	All contract charges	—	81	$12,406	0.00%	—

EQ/400 Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$336.44	—	—	—	23.67%
	Highest contract charge 0.90% Class IB	$302.70	—	—	—	22.56%
	All contract charges	—	23	$7,532	0.40%	—
2020	Lowest contract charge 0.00% Class IB	$272.04	—	—	—	13.44%
	Highest contract charge 0.90% Class IB	$246.98	—	—	—	12.43%
	All contract charges	—	21	$5,660	0.70%	—
2019	Lowest contract charge 0.00% Class IB	$239.80	—	—	—	24.93%
	Highest contract charge 0.90% Class IB	$219.68	—	—	—	23.81%
	All contract charges	—	24	$5,507	0.98%	—
2018	Lowest contract charge 0.00% Class IB	$191.95	—	—	—	(12.27)%
	Highest contract charge 0.90% Class IB	$177.44	—	—	—	(13.06)%
	All contract charges	—	23	$4,405	0.93%	—
2017	Lowest contract charge 0.00% Class IB	$218.79	—	—	—	15.23%
	Highest contract charge 0.90% Class IB	$204.10	—	—	—	14.19%
	All contract charges	—	25	$5,413	0.80%	—

EQ/500 Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$415.44	—	—	—	27.61%
	Highest contract charge 0.90% Class IB	$373.77	—	—	—	26.46%
	All contract charges	—	60	$24,787	0.57%	—

FSA-136

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility (Continued)
2020	Lowest contract charge 0.00% Class IB	$325.55	—	—	—	17.02%
	Highest contract charge 0.90% Class IB	$295.56	—	—	—	15.97%
	All contract charges	—	63	$20,052	1.01%	—
2019	Lowest contract charge 0.00% Class IB	$278.21	—	—	—	29.90%
	Highest contract charge 0.90% Class IB	$254.87	—	—	—	28.74%
	All contract charges	—	60	$16,256	1.68%	—
2018	Lowest contract charge 0.00% Class IB	$214.17	—	—	—	(6.06)%
	Highest contract charge 0.90% Class IB	$197.98	—	—	—	(6.91)%
	All contract charges	—	49	$10,225	1.16%	—
2017	Lowest contract charge 0.00% Class IB	$227.98	—	—	—	20.75%
	Highest contract charge 0.90% Class IB	$212.68	—	—	—	19.67%
	All contract charges	—	43	$9,743	1.24%	—

EQ/2000 Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$302.90	—	—	—	13.93%
	Highest contract charge 0.90% Class IB	$272.52	—	—	—	12.90%
	All contract charges	—	30	$8,685	0.39%	—
2020	Lowest contract charge 0.00% Class IB	$265.87	—	—	—	19.29%
	Highest contract charge 0.90% Class IB	$241.38	—	—	—	18.23%
	All contract charges	—	28	$7,236	0.82%	—
2019	Lowest contract charge 0.00% Class IB	$222.87	—	—	—	24.45%
	Highest contract charge 0.90% Class IB	$204.17	—	—	—	23.32%
	All contract charges	—	28	$5,977	0.99%	—
2018	Lowest contract charge 0.00% Class IB	$179.09	—	—	—	(11.92)%
	Highest contract charge 0.90% Class IB	$165.56	—	—	—	(12.71)%
	All contract charges	—	24	$4,137	0.77%	—
2017	Lowest contract charge 0.00% Class IB	$203.32	—	—	—	13.85%
	Highest contract charge 0.90% Class IB	$189.67	—	—	—	12.84%
	All contract charges	—	23	$4,480	0.78%	—

EQ/AB Small Cap Growth
2021	Lowest contract charge 0.00% Class IA	$999.28	—	—	—	12.92%
	Highest contract charge 0.90% Class IA	$799.49	—	—	—	11.90%
	All contract charges	—	363	$182,050	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$884.95	—	—	—	36.06%
	Highest contract charge 0.90% Class IA	$714.45	—	—	—	34.84%
	All contract charges	—	362	$170,322	0.08%	—
2019	Lowest contract charge 0.00% Class IA	$650.40	—	—	—	27.80%
	Highest contract charge 0.90% Class IA	$529.86	—	—	—	26.65%
	All contract charges	—	378	$143,573	0.16%	—
2018	Lowest contract charge 0.00% Class IA	$508.91	—	—	—	(7.88)%
	Highest contract charge 0.90% Class IA	$418.36	—	—	—	(8.71)%
	All contract charges	—	394	$123,432	0.12%	—
2017	Lowest contract charge 0.00% Class IA	$552.43	—	—	—	22.67%
	Highest contract charge 0.90% Class IA	$458.28	—	—	—	21.57%
	All contract charges	—	358	$142,467	0.27%	—

EQ/AB Small Cap Growth
2021	Lowest contract charge 0.00% Class IB	$820.23	—	—	—	12.92%
	Highest contract charge 0.60% Class IB	$638.36	—	—	—	12.24%
	All contract charges	—	237	$104,455	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$726.39	—	—	—	36.06%
	Highest contract charge 0.60% Class IB	$568.74	—	—	—	35.25%
	All contract charges	—	191	$98,524	0.08%	—
2019	Lowest contract charge 0.00% Class IB	$533.87	—	—	—	27.80%
	Highest contract charge 0.60% Class IB	$420.52	—	—	—	27.04%
	All contract charges	—	172	$76,362	0.16%	—

FSA-137

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth (Continued)
2018	Lowest contract charge 0.00% Class IB	$417.73	—	—	—	(7.88)%
	Highest contract charge 0.60% Class IB	$331.02	—	—	—	(8.43)%
	All contract charges	—	182	$62,991	0.12%	—
2017	Lowest contract charge 0.00% Class IB	$453.45	—	—	—	22.67%
	Highest contract charge 0.60% Class IB	$361.51	—	—	—	21.93%
	All contract charges	—	189	$71,440	0.27%	—

EQ/Aggressive Allocation
2021	Lowest contract charge 0.00% Class A	$404.60	—	—	—	17.18%
	Highest contract charge 0.90% Class A	$343.07	—	—	—	16.13%
	All contract charges	—	293	$78,319	4.14%	—
2020	Lowest contract charge 0.00% Class A	$345.28	—	—	—	15.40%
	Highest contract charge 0.90% Class A	$295.43	—	—	—	14.36%
	All contract charges	—	282	$67,572	2.78%	—
2019	Lowest contract charge 0.00% Class A	$299.21	—	—	—	24.49%
	Highest contract charge 0.90% Class A	$258.33	—	—	—	23.37%
	All contract charges	—	297	$64,898	1.56%	—
2018	Lowest contract charge 0.00% Class A	$240.35	—	—	—	(8.72)%
	Highest contract charge 0.90% Class A	$209.40	—	—	—	(9.54)%
	All contract charges	—	310	$56,672	1.56%	—
2017	Lowest contract charge 0.00% Class A	$263.30	—	—	—	19.10%
	Highest contract charge 0.90% Class A	$231.49	—	—	—	18.03%
	All contract charges	—	302	$63,917	1.51%	—

EQ/Aggressive Allocation
2021	Lowest contract charge 0.00% Class B	$396.36	—	—	—	17.18%
	Highest contract charge 0.60% Class B	$355.14	—	—	—	16.48%
	All contract charges	—	409	$115,510	4.14%	—
2020	Lowest contract charge 0.00% Class B	$338.25	—	—	—	15.40%
	Highest contract charge 0.60% Class B	$304.90	—	—	—	14.71%
	All contract charges	—	339	$102,432	2.78%	—
2019	Lowest contract charge 0.00% Class B	$293.12	—	—	—	24.49%
	Highest contract charge 0.60% Class B	$265.81	—	—	—	23.74%
	All contract charges	—	327	$94,755	1.56%	—
2018	Lowest contract charge 0.00% Class B	$235.46	—	—	—	(8.72)%
	Highest contract charge 0.60% Class B	$214.81	—	—	—	(9.27)%
	All contract charges	—	340	$79,240	1.56%	—
2017	Lowest contract charge 0.00% Class B	$257.94	—	—	—	19.10%
	Highest contract charge 0.60% Class B	$236.75	—	—	—	18.39%
	All contract charges	—	362	$92,369	1.51%	—

EQ/All Asset Growth Allocation
2021	Lowest contract charge 0.00% Class IB	$228.24	—	—	—	10.93%
	Highest contract charge 0.90% Class IB	$205.35	—	—	—	9.93%
	All contract charges	—	281	$42,856	3.97%	—
2020	Lowest contract charge 0.00% Class IB	$205.76	—	—	—	12.28%
	Highest contract charge 0.90% Class IB	$186.80	—	—	—	11.28%
	All contract charges	—	270	$39,147	1.59%	—
2019	Lowest contract charge 0.00% Class IB	$183.25	—	—	—	19.09%
	Highest contract charge 0.90% Class IB	$167.87	—	—	—	18.02%
	All contract charges	—	268	$35,036	1.73%	—
2018	Lowest contract charge 0.00% Class IB	$153.87	—	—	—	(7.56)%
	Highest contract charge 0.90% Class IB	$142.24	—	—	—	(8.39)%
	All contract charges	—	270	$29,859	1.97%	—
2017	Lowest contract charge 0.00% Class IB	$166.45	—	—	—	15.90%
	Highest contract charge 0.90% Class IB	$155.27	—	—	—	14.85%
	All contract charges	—	251	$28,921	1.62%	—

FSA-138

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/American Century Mid Cap Value(l)
2021	Lowest contract charge 0.00% Class IB	$34.92	—	—	—	23.00%
	Highest contract charge 0.90% Class IB	$314.15	—	—	—	21.90%
	All contract charges	—	707	$108,137	1.13%	—
2020	Lowest contract charge 0.00% Class IB	$28.39	—	—	—	1.32%
	Highest contract charge 0.90% Class IB	$257.71	—	—	—	0.41%
	All contract charges	—	655	$92,316	1.46%	—
2019	Lowest contract charge 0.00% Class IB	$28.02	—	—	—	28.83%
	Highest contract charge 0.90% Class IB	$256.65	—	—	—	27.65%
	All contract charges	—	471	$60,979	1.85%	—
2018	Lowest contract charge 0.00% Class IB(c)	$21.75	—	—	—	(9.38)%
	Highest contract charge 0.90% Class IB(c)	$201.05	—	—	—	(9.54)%
	All contract charges	—	443	$48,111	0.57%	—

EQ/Balanced Strategy
2021	Lowest contract charge 0.00% Class IB	$219.75	—	—	—	9.49%
	Highest contract charge 0.00% Class IB	$219.75	—	—	—	9.49%
	All contract charges	—	244	$53,702	1.82%	—
2020	Lowest contract charge 0.00% Class IB	$200.71	—	—	—	11.21%
	Highest contract charge 0.00% Class IB	$200.71	—	—	—	11.21%
	All contract charges	—	247	$49,569	1.82%	—
2019	Lowest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	Highest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	All contract charges	—	250	$45,138	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	Highest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	All contract charges	—	246	$38,340	1.27%	—
2017	Lowest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	Highest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	All contract charges	—	225	$36,558	1.43%	—

EQ/Capital Group Research(f)
2021	Lowest contract charge 0.00% Class IA	$850.61	—	—	—	23.06%
	Highest contract charge 0.60% Class IA	$520.51	—	—	—	22.33%
	All contract charges	—	69	$26,354	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$691.20	—	—	—	23.27%
	Highest contract charge 0.60% Class IA	$425.51	—	—	—	22.53%
	All contract charges	—	64	$21,887	0.12%	—
2019	Lowest contract charge 0.00% Class IA	$560.70	—	—	—	32.88%
	Highest contract charge 0.60% Class IA	$347.26	—	—	—	32.08%
	All contract charges	—	61	$16,612	0.54%	—
2018	Lowest contract charge 0.00% Class IA	$421.95	—	—	—	(4.84)%
	Highest contract charge 0.60% Class IA	$262.91	—	—	—	(5.41)%
	All contract charges	—	70	$15,092	0.57%	—
2017	Lowest contract charge 0.00% Class IA	$443.41	—	—	—	25.44%
	Highest contract charge 0.60% Class IA	$277.95	—	—	—	24.69%
	All contract charges	—	62	$16,329	0.78%	—

EQ/Capital Group Research(f)
2021	Lowest contract charge 0.00% Class IB	$646.08	—	—	—	23.06%
	Highest contract charge 0.90% Class IB	$527.94	—	—	—	21.95%
	All contract charges	—	270	$155,332	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$525.00	—	—	—	23.27%
	Highest contract charge 0.90% Class IB	$432.90	—	—	—	22.16%
	All contract charges	—	286	$134,629	0.12%	—
2019	Lowest contract charge 0.00% Class IB	$425.90	—	—	—	32.88%
	Highest contract charge 0.90% Class IB	$354.37	—	—	—	31.69%
	All contract charges	—	287	$109,329	0.54%	—

FSA-139

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Group Research(f) (Continued)
2018	Lowest contract charge 0.00% Class IB	$320.51	—	—	—	(4.84)%
	Highest contract charge 0.90% Class IB	$269.10	—	—	—	(5.70)%
	All contract charges	—	337	$96,993	0.57%	—
2017	Lowest contract charge 0.00% Class IB	$336.81	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$285.37	—	—	—	24.31%
	All contract charges	—	358	$108,933	0.78%	—

EQ/ClearBridge Large Cap Growth
2021	Lowest contract charge 0.00% Class IA	$989.98	—	—	—	21.72%
	Highest contract charge 0.00% Class IA	$989.98	—	—	—	21.72%
	All contract charges	—	79	$18,219	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$813.33	—	—	—	30.86%
	Highest contract charge 0.00% Class IA	$813.33	—	—	—	30.86%
	All contract charges	—	84	$15,532	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	Highest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	All contract charges	—	87	$13,827	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	Highest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	All contract charges	—	96	$11,281	0.17%	—
2017	Lowest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	Highest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	All contract charges	—	99	$12,081	0.08%	—

EQ/ClearBridge Large Cap Growth
2021	Lowest contract charge 0.00% Class IB	$566.44	—	—	—	21.72%
	Highest contract charge 0.90% Class IB	$462.86	—	—	—	20.62%
	All contract charges	—	261	$109,690	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$465.37	—	—	—	30.86%
	Highest contract charge 0.90% Class IB	$383.72	—	—	—	29.68%
	All contract charges	—	242	$94,093	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$355.63	—	—	—	32.00%
	Highest contract charge 0.90% Class IB	$295.90	—	—	—	30.81%
	All contract charges	—	247	$81,168	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$269.42	—	—	—	(0.35)%
	Highest contract charge 0.90% Class IB	$226.20	—	—	—	(1.25)%
	All contract charges	—	263	$65,342	0.17%	—
2017	Lowest contract charge 0.00% Class IB	$270.36	—	—	—	25.59%
	Highest contract charge 0.90% Class IB	$229.06	—	—	—	24.46%
	All contract charges	—	276	$69,313	0.08%	—

EQ/Common Stock Index
2021	Lowest contract charge 0.00% Class IA	$1,320.62	—	—	—	24.93%
	Highest contract charge 0.90% Class IA	$1,296.28	—	—	—	23.81%
	All contract charges	—	1,021	$1,929,659	0.69%	—
2020	Lowest contract charge 0.00% Class IA	$1,057.10	—	—	—	19.77%
	Highest contract charge 0.90% Class IA	$1,047.03	—	—	—	18.69%
	All contract charges	—	1,068	$1,660,335	1.12%	—
2019	Lowest contract charge 0.00% Class IA	$882.60	—	—	—	30.23%
	Highest contract charge 0.90% Class IA	$882.13	—	—	—	29.06%
	All contract charges	—	1,159	$1,522,368	1.43%	—
2018	Lowest contract charge 0.00% Class IA	$677.71	—	—	—	(5.80)%
	Highest contract charge 0.90% Class IA	$683.50	—	—	—	(6.65)%
	All contract charges	—	1,222	$1,276,167	1.30%	—
2017	Lowest contract charge 0.00% Class IA	$719.43	—	—	—	20.47%
	Highest contract charge 0.90% Class IA	$732.21	—	—	—	19.39%
	All contract charges	—	1,320	$1,495,123	1.30%	—

FSA-140

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index
2021	Lowest contract charge 0.00% Class IB	$412.42	—	—	—	24.93%
	Highest contract charge 0.60% Class IB	$433.75	—	—	—	24.18%
	All contract charges	—	1,143	$376,703	0.69%	—
2020	Lowest contract charge 0.00% Class IB	$330.12	—	—	—	19.77%
	Highest contract charge 0.60% Class IB	$349.29	—	—	—	19.05%
	All contract charges	—	980	$302,693	1.12%	—
2019	Lowest contract charge 0.00% Class IB	$275.63	—	—	—	30.24%
	Highest contract charge 0.60% Class IB	$293.39	—	—	—	29.45%
	All contract charges	—	908	$260,644	1.43%	—
2018	Lowest contract charge 0.00% Class IB	$211.64	—	—	—	(5.80)%
	Highest contract charge 0.60% Class IB	$226.64	—	—	—	(6.37)%
	All contract charges	—	926	$205,339	1.30%	—
2017	Lowest contract charge 0.00% Class IB	$224.67	—	—	—	20.47%
	Highest contract charge 0.60% Class IB	$242.06	—	—	—	19.75%
	All contract charges	—	951	$225,386	1.30%	—

EQ/Conservative Allocation
2021	Lowest contract charge 0.00% Class A	$195.38	—	—	—	2.71%
	Highest contract charge 0.90% Class A	$165.67	—	—	—	1.79%
	All contract charges	—	196	$15,134	1.40%	—
2020	Lowest contract charge 0.00% Class A	$190.23	—	—	—	7.32%
	Highest contract charge 0.90% Class A	$162.76	—	—	—	6.34%
	All contract charges	—	236	$15,717	1.76%	—
2019	Lowest contract charge 0.00% Class A	$177.26	—	—	—	9.24%
	Highest contract charge 0.90% Class A	$153.05	—	—	—	8.25%
	All contract charges	—	246	$19,283	1.67%	—
2018	Lowest contract charge 0.00% Class A	$162.27	—	—	—	(1.57)%
	Highest contract charge 0.90% Class A	$141.38	—	—	—	(2.45)%
	All contract charges	—	256	$19,839	1.52%	—
2017	Lowest contract charge 0.00% Class A	$164.85	—	—	—	4.95%
	Highest contract charge 0.90% Class A	$144.93	—	—	—	4.00%
	All contract charges	—	253	$21,414	1.07%	—

EQ/Conservative Allocation
2021	Lowest contract charge 0.00% Class B	$191.39	—	—	—	2.70%
	Highest contract charge 0.60% Class B	$171.49	—	—	—	2.10%
	All contract charges	—	66	$8,386	1.40%	—
2020	Lowest contract charge 0.00% Class B	$186.35	—	—	—	7.32%
	Highest contract charge 0.60% Class B	$167.97	—	—	—	6.67%
	All contract charges	—	54	$7,667	1.76%	—
2019	Lowest contract charge 0.00% Class B	$173.64	—	—	—	9.24%
	Highest contract charge 0.60% Class B	$157.47	—	—	—	8.59%
	All contract charges	—	51	$8,616	1.67%	—
2018	Lowest contract charge 0.00% Class B	$158.96	—	—	—	(1.56)%
	Highest contract charge 0.60% Class B	$145.02	—	—	—	(2.16)%
	All contract charges	—	47	$7,355	1.52%	—
2017	Lowest contract charge 0.00% Class B	$161.48	—	—	—	4.95%
	Highest contract charge 0.60% Class B	$148.22	—	—	—	4.32%
	All contract charges	—	46	$7,209	1.07%	—

EQ/Conservative Growth Strategy
2021	Lowest contract charge 0.00% Class IB	$195.77	—	—	—	7.09%
	Highest contract charge 0.00% Class IB	$195.77	—	—	—	7.09%
	All contract charges	—	46	$8,927	1.57%	—
2020	Lowest contract charge 0.00% Class IB	$182.81	—	—	—	9.93%
	Highest contract charge 0.00% Class IB	$182.81	—	—	—	9.93%
	All contract charges	—	46	$8,366	1.62%	—

FSA-141

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2019	Lowest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	Highest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	All contract charges	—	49	$8,070	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	Highest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	All contract charges	—	48	$7,082	1.21%	—
2017	Lowest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	Highest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	All contract charges	—	49	$7,439	1.29%	—

EQ/Conservative Strategy
2021	Lowest contract charge 0.00% Class IB	$154.11	—	—	—	2.46%
	Highest contract charge 0.00% Class IB	$154.11	—	—	—	2.46%
	All contract charges	—	22	$3,316	1.10%	—
2020	Lowest contract charge 0.00% Class IB	$150.41	—	—	—	7.33%
	Highest contract charge 0.00% Class IB	$150.41	—	—	—	7.33%
	All contract charges	—	21	$3,140	1.42%	—
2019	Lowest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	Highest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	All contract charges	—	22	$3,022	1.46%	—
2018	Lowest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	Highest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	All contract charges	—	23	$2,969	1.31%	—
2017	Lowest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	Highest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	All contract charges	—	20	$2,656	1.02%	—

EQ/Conservative-Plus Allocation
2021	Lowest contract charge 0.00% Class A	$241.23	—	—	—	6.73%
	Highest contract charge 0.90% Class A	$204.54	—	—	—	5.77%
	All contract charges	—	275	$19,549	2.15%	—
2020	Lowest contract charge 0.00% Class A	$226.01	—	—	—	9.99%
	Highest contract charge 0.90% Class A	$193.38	—	—	—	9.00%
	All contract charges	—	277	$18,521	2.06%	—
2019	Lowest contract charge 0.00% Class A	$205.49	—	—	—	13.48%
	Highest contract charge 0.90% Class A	$177.42	—	—	—	12.46%
	All contract charges	—	266	$18,021	1.58%	—
2018	Lowest contract charge 0.00% Class A	$181.08	—	—	—	(3.64)%
	Highest contract charge 0.90% Class A	$157.76	—	—	—	(4.52)%
	All contract charges	—	209	$16,289	1.47%	—
2017	Lowest contract charge 0.00% Class A	$187.93	—	—	—	8.83%
	Highest contract charge 0.90% Class A	$165.22	—	—	—	7.84%
	All contract charges	—	174	$17,822	1.21%	—

EQ/Conservative-Plus Allocation
2021	Lowest contract charge 0.00% Class B	$236.33	—	—	—	6.73%
	Highest contract charge 0.60% Class B	$211.75	—	—	—	6.09%
	All contract charges	—	92	$17,445	2.15%	—
2020	Lowest contract charge 0.00% Class B	$221.42	—	—	—	9.99%
	Highest contract charge 0.60% Class B	$199.59	—	—	—	9.33%
	All contract charges	—	80	$15,871	2.06%	—
2019	Lowest contract charge 0.00% Class B	$201.31	—	—	—	13.48%
	Highest contract charge 0.60% Class B	$182.56	—	—	—	12.80%
	All contract charges	—	74	$14,620	1.58%	—
2018	Lowest contract charge 0.00% Class B	$177.40	—	—	—	(3.64)%
	Highest contract charge 0.60% Class B	$161.84	—	—	—	(4.23)%
	All contract charges	—	77	$13,374	1.47%	—

FSA-142

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative-Plus Allocation (Continued)
2017	Lowest contract charge 0.00% Class B	$184.11	—	—	—	8.82%
	Highest contract charge 0.60% Class B	$168.98	—	—	—	8.17%
	All contract charges	—	82	$14,766	1.21%	—

EQ/Core Bond Index
2021	Lowest contract charge 0.00% Class IA	$151.92	—	—	—	(2.09)%
	Highest contract charge 0.90% Class IA	$132.43	—	—	—	(2.97)%
	All contract charges	—	155	$24,370	1.50%	—
2020	Lowest contract charge 0.00% Class IA	$155.17	—	—	—	6.07%
	Highest contract charge 0.90% Class IA	$136.49	—	—	—	5.11%
	All contract charges	—	159	$25,636	1.47%	—
2019	Lowest contract charge 0.00% Class IA	$146.29	—	—	—	6.26%
	Highest contract charge 0.90% Class IA	$129.85	—	—	—	5.30%
	All contract charges	—	164	$25,238	2.27%	—
2018	Lowest contract charge 0.00% Class IA	$137.67	—	—	—	0.25%
	Highest contract charge 0.90% Class IA	$123.31	—	—	—	(0.66)%
	All contract charges	—	176	$25,499	1.91%	—
2017	Lowest contract charge 0.00% Class IA	$137.33	—	—	—	1.46%
	Highest contract charge 0.90% Class IA	$124.13	—	—	—	0.55%
	All contract charges	—	182	$26,157	1.39%	—

EQ/Core Bond Index
2021	Lowest contract charge 0.00% Class IB	$157.84	—	—	—	(2.10)%
	Highest contract charge 0.60% Class IB	$171.58	—	—	—	(2.68)%
	All contract charges	—	533	$63,898	1.50%	—
2020	Lowest contract charge 0.00% Class IB	$161.22	—	—	—	6.07%
	Highest contract charge 0.60% Class IB	$176.31	—	—	—	5.43%
	All contract charges	—	369	$58,543	1.47%	—
2019	Lowest contract charge 0.00% Class IB	$152.00	—	—	—	6.26%
	Highest contract charge 0.60% Class IB	$167.23	—	—	—	5.63%
	All contract charges	—	338	$54,929	2.27%	—
2018	Lowest contract charge 0.00% Class IB	$143.04	—	—	—	0.25%
	Highest contract charge 0.60% Class IB	$158.32	—	—	—	(0.36)%
	All contract charges	—	162	$24,073	1.91%	—
2017	Lowest contract charge 0.00% Class IB	$142.69	—	—	—	1.46%
	Highest contract charge 0.60% Class IB	$158.89	—	—	—	0.86%
	All contract charges	—	172	$25,594	1.39%	—

EQ/Core Plus Bond(q)
2021	Lowest contract charge 0.00% Class A	$288.04	—	—	—	(1.68)%
	Highest contract charge 0.90% Class A	$269.21	—	—	—	(2.57)%
	All contract charges	—	298	$65,378	1.50%	—
2020	Lowest contract charge 0.00% Class A	$292.97	—	—	—	14.86%
	Highest contract charge 0.90% Class A	$276.30	—	—	—	13.83%
	All contract charges	—	192	$55,671	2.12%	—
2019	Lowest contract charge 0.00% Class A	$255.06	—	—	—	6.91%
	Highest contract charge 0.90% Class A	$242.73	—	—	—	5.95%
	All contract charges	—	203	$52,574	2.06%	—
2018	Lowest contract charge 0.00% Class A	$238.57	—	—	—	(0.50)%
	Highest contract charge 0.90% Class A	$229.10	—	—	—	(1.40)%
	All contract charges	—	212	$53,081	2.21%	—
2017	Lowest contract charge 0.00% Class A	$239.78	—	—	—	2.24%
	Highest contract charge 0.90% Class A	$232.36	—	—	—	1.32%
	All contract charges	—	220	$57,442	1.58%	—

EQ/Core Plus Bond(q)
2021	Lowest contract charge 0.00% Class B	$174.25	—	—	—	(1.68)%
	Highest contract charge 0.60% Class B	$131.30	—	—	—	(2.27)%
	All contract charges	—	185	$28,445	1.50%	—

FSA-143

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Plus Bond(q) (Continued)
2020	Lowest contract charge 0.00% Class B	$177.22	—	—	—	14.86%
	Highest contract charge 0.60% Class B	$134.35	—	—	—	14.18%
	All contract charges	—	114	$17,216	2.12%	—
2019	Lowest contract charge 0.00% Class B	$154.29	—	—	—	6.91%
	Highest contract charge 0.60% Class B	$117.67	—	—	—	6.27%
	All contract charges	—	113	$14,929	2.06%	—
2018	Lowest contract charge 0.00% Class B	$144.32	—	—	—	(0.50)%
	Highest contract charge 0.60% Class B	$110.73	—	—	—	(1.10)%
	All contract charges	—	118	$14,419	2.21%	—
2017	Lowest contract charge 0.00% Class B	$145.05	—	—	—	2.24%
	Highest contract charge 0.60% Class B	$111.96	—	—	—	1.62%
	All contract charges	—	126	$15,563	1.58%	—

EQ/Emerging Markets Equity PLUS
2021	Lowest contract charge 0.00% Class IB	$127.41	—	—	—	(0.43)%
	Highest contract charge 0.00% Class IB	$127.41	—	—	—	(0.43)%
	All contract charges	—	47	$832	2.24%	—
2020	Lowest contract charge 0.00% Class IB	$127.96	—	—	—	14.25%
	Highest contract charge 0.00% Class IB	$127.96	—	—	—	14.25%
	All contract charges	—	3	$65	2.64%	—
2019	Lowest contract charge 0.00% Class IB(c )	$112.00	—	—	—	6.28%
	Highest contract charge 0.00% Class IB(c )	$112.00	—	—	—	6.28%
	All contract charges	—	—	$—	3.16%	—

EQ/Equity 500 Index
2021	Lowest contract charge 0.00% Class IA	$1,532.17	—	—	—	27.97%
	Highest contract charge 0.90% Class IA	$1,203.81	—	—	—	26.82%
	All contract charges	—	1,564	$898,180	0.87%	—
2020	Lowest contract charge 0.00% Class IA	$1,197.26	—	—	—	17.77%
	Highest contract charge 0.90% Class IA	$949.21	—	—	—	16.71%
	All contract charges	—	1,739	$734,655	1.28%	—
2019	Lowest contract charge 0.00% Class IA	$1,016.61	—	—	—	30.68%
	Highest contract charge 0.90% Class IA	$813.31	—	—	—	29.51%
	All contract charges	—	1,675	$675,268	1.61%	—
2018	Lowest contract charge 0.00% Class IA	$777.94	—	—	—	(4.93)%
	Highest contract charge 0.90% Class IA	$628.01	—	—	—	(5.80)%
	All contract charges	—	1,470	$538,073	1.45%	—
2017	Lowest contract charge 0.00% Class IA	$818.32	—	—	—	21.04%
	Highest contract charge 0.90% Class IA	$666.65	—	—	—	19.96%
	All contract charges	—	1,393	$602,506	1.45%	—

EQ/Equity 500 Index
2021	Lowest contract charge 0.00% Class IB	$463.70	—	—	—	27.97%
	Highest contract charge 0.60% Class IB	$418.17	—	—	—	27.21%
	All contract charges	—	2,398	$596,420	0.87%	—
2020	Lowest contract charge 0.00% Class IB	$362.34	—	—	—	17.77%
	Highest contract charge 0.60% Class IB	$328.73	—	—	—	17.06%
	All contract charges	—	1,575	$443,376	1.28%	—
2019	Lowest contract charge 0.00% Class IB	$307.67	—	—	—	30.68%
	Highest contract charge 0.60% Class IB	$280.82	—	—	—	29.90%
	All contract charges	—	1,214	$362,294	1.61%	—
2018	Lowest contract charge 0.00% Class IB	$235.43	—	—	—	(4.94)%
	Highest contract charge 0.60% Class IB	$216.18	—	—	—	(5.51)%
	All contract charges	—	1,158	$264,177	1.45%	—
2017	Lowest contract charge 0.00% Class IB	$247.66	—	—	—	21.04%
	Highest contract charge 0.60% Class IB	$228.79	—	—	—	20.32%
	All contract charges	—	1,137	$272,641	1.45%	—

FSA-144

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Fidelity Institutional AM® Large Cap
2021	Lowest contract charge 0.00% Class IB	$66.42	—	—	—	25.20%
	Highest contract charge 0.90% Class IB	$395.28	—	—	—	24.09%
	All contract charges	—	507	$167,356	0.39%	—
2020	Lowest contract charge 0.00% Class IB	$53.05	—	—	—	26.34%
	Highest contract charge 0.90% Class IB	$318.54	—	—	—	25.19%
	All contract charges	—	511	$139,135	0.73%	—
2019	Lowest contract charge 0.00% Class IB	$41.99	—	—	—	31.05%
	Highest contract charge 0.90% Class IB	$254.45	—	—	—	29.89%
	All contract charges	—	536	$111,733	0.96%	—
2018	Lowest contract charge 0.00% Class IB(b)	$32.04	—	—	—	(11.05)%
	Highest contract charge 0.90% Class IB(b)	$195.89	—	—	—	(11.22)%
	All contract charges	—	589	$93,723	0.25%	—

EQ/Franklin Rising Dividends
2021	Lowest contract charge 0.00% Class IB	$444.30	—	—	—	26.78%
	Highest contract charge 0.90% Class IB	$399.74	—	—	—	25.64%
	All contract charges	—	244	$88,210	0.68%	—
2020	Lowest contract charge 0.00% Class IB	$350.45	—	—	—	16.18%
	Highest contract charge 0.90% Class IB	$318.17	—	—	—	15.13%
	All contract charges	—	219	$71,754	0.94%	—
2019	Lowest contract charge 0.00% Class IB	$301.65	—	—	—	29.76%
	Highest contract charge 0.90% Class IB	$276.35	—	—	—	28.60%
	All contract charges	—	223	$65,531	1.10%	—
2018	Lowest contract charge 0.00% Class IB(b)	$232.46	—	—	—	(7.28)%
	Highest contract charge 0.90% Class IB(b)	$214.89	—	—	—	(7.44)%
	All contract charges	—	229	$52,109	0.29%	—

EQ/Franklin Strategic Income
2021	Lowest contract charge 0.00% Class IB	$157.25	—	—	—	1.17%
	Highest contract charge 0.90% Class IB	$141.48	—	—	—	0.26%
	All contract charges	—	288	$40,266	3.13%	—
2020	Lowest contract charge 0.00% Class IB	$155.43	—	—	—	4.99%
	Highest contract charge 0.90% Class IB	$141.11	—	—	—	4.05%
	All contract charges	—	251	$37,508	2.99%	—
2019	Lowest contract charge 0.00% Class IB	$148.04	—	—	—	8.73%
	Highest contract charge 0.90% Class IB	$135.62	—	—	—	7.75%
	All contract charges	—	253	$36,793	4.04%	—
2018	Lowest contract charge 0.00% Class IB(b)	$136.15	—	—	—	(1.14)%
	Highest contract charge 0.90% Class IB(b)	$125.86	—	—	—	(1.32)%
	All contract charges	—	250	$33,498	0.70%	—

EQ/Global Equity Managed Volatility
2021	Lowest contract charge 0.00% Class IA	$958.01	—	—	—	15.89%
	Highest contract charge 0.00% Class IA	$958.01	—	—	—	15.89%
	All contract charges	—	75	$36,848	0.90%	—
2020	Lowest contract charge 0.00% Class IA	$826.65	—	—	—	14.28%
	Highest contract charge 0.00% Class IA	$826.65	—	—	—	14.28%
	All contract charges	—	80	$33,249	0.65%	—
2019	Lowest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	Highest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	All contract charges	—	77	$30,636	1.34%	—
2018	Lowest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	Highest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	All contract charges	—	77	$26,261	1.02%	—
2017	Lowest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	Highest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	All contract charges	—	67	$31,741	1.07%	—

FSA-145

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Equity Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$513.65	—	—	—	15.89%
	Highest contract charge 0.90% Class IB	$412.09	—	—	—	14.85%
	All contract charges	—	268	$125,512	0.90%	—
2020	Lowest contract charge 0.00% Class IB	$443.21	—	—	—	14.28%
	Highest contract charge 0.90% Class IB	$358.81	—	—	—	13.25%
	All contract charges	—	282	$114,959	0.65%	—
2019	Lowest contract charge 0.00% Class IB	$387.83	—	—	—	25.27%
	Highest contract charge 0.90% Class IB	$316.83	—	—	—	24.14%
	All contract charges	—	305	$108,639	1.34%	—
2018	Lowest contract charge 0.00% Class IB	$309.60	—	—	—	(12.16)%
	Highest contract charge 0.90% Class IB	$255.21	—	—	—	(12.96)%
	All contract charges	—	329	$93,820	1.02%	—
2017	Lowest contract charge 0.00% Class IB	$352.45	—	—	—	26.08%
	Highest contract charge 0.90% Class IB	$293.20	—	—	—	24.95%
	All contract charges	—	359	$116,782	1.07%	—

EQ/Goldman Sachs Mid Cap Value
2021	Lowest contract charge 0.00% Class IB	$337.85	—	—	—	30.50%
	Highest contract charge 0.90% Class IB	$303.96	—	—	—	29.33%
	All contract charges	—	84	$16,577	0.28%	—
2020	Lowest contract charge 0.00% Class IB	$258.88	—	—	—	8.48%
	Highest contract charge 0.90% Class IB	$235.03	—	—	—	7.51%
	All contract charges	—	55	$11,390	0.61%	—
2019	Lowest contract charge 0.00% Class IB	$238.65	—	—	—	30.79%
	Highest contract charge 0.90% Class IB	$218.62	—	—	—	29.61%
	All contract charges	—	47	$10,997	0.88%	—
2018	Lowest contract charge 0.00% Class IB(b)	$182.47	—	—	—	(8.70)%
	Highest contract charge 0.90% Class IB(b)	$168.67	—	—	—	(8.86)%
	All contract charges	—	48	$8,496	0.22%	—

EQ/Growth Strategy
2021	Lowest contract charge 0.00% Class IB	$275.62	—	—	—	14.33%
	Highest contract charge 0.00% Class IB	$275.62	—	—	—	14.33%
	All contract charges	—	336	$92,505	2.31%	—
2020	Lowest contract charge 0.00% Class IB	$241.08	—	—	—	13.62%
	Highest contract charge 0.00% Class IB	$241.08	—	—	—	13.62%
	All contract charges	—	336	$81,049	2.10%	—
2019	Lowest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	Highest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	All contract charges	—	334	$70,894	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	Highest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	All contract charges	—	332	$58,504	1.22%	—
2017	Lowest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	Highest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	All contract charges	—	330	$62,041	1.57%	—

EQ/Intermediate Government Bond
2021	Lowest contract charge 0.00% Class IA	$252.76	—	—	—	(2.13)%
	Highest contract charge 0.90% Class IA	$206.76	—	—	—	(3.01)%
	All contract charges	—	259	$28,651	0.71%	—
2020	Lowest contract charge 0.00% Class IA	$258.25	—	—	—	4.30%
	Highest contract charge 0.90% Class IA	$213.17	—	—	—	3.36%
	All contract charges	—	247	$31,076	0.98%	—
2019	Lowest contract charge 0.00% Class IA	$247.60	—	—	—	4.16%
	Highest contract charge 0.90% Class IA	$206.24	—	—	—	3.23%
	All contract charges	—	228	$27,603	1.52%	—

FSA-146

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond (Continued)
2018	Lowest contract charge 0.00% Class IA	$237.70	—	—	—	0.83%
	Highest contract charge 0.90% Class IA	$199.78	—	—	—	(0.08)%
	All contract charges	—	207	$29,582	1.24%	—
2017	Lowest contract charge 0.00% Class IA	$235.74	—	—	—	0.34%
	Highest contract charge 0.90% Class IA	$199.94	—	—	—	(0.56)%
	All contract charges	—	370	$69,699	0.84%	—

EQ/Intermediate Government Bond
2021	Lowest contract charge 0.00% Class IB	$181.50	—	—	—	(2.13)%
	Highest contract charge 0.60% Class IB	$158.35	—	—	—	(2.72)%
	All contract charges	—	112	$18,044	0.71%	—
2020	Lowest contract charge 0.00% Class IB	$185.45	—	—	—	4.30%
	Highest contract charge 0.60% Class IB	$162.77	—	—	—	3.68%
	All contract charges	—	107	$18,009	0.98%	—
2019	Lowest contract charge 0.00% Class IB	$177.80	—	—	—	4.17%
	Highest contract charge 0.60% Class IB	$157.00	—	—	—	3.54%
	All contract charges	—	119	$18,974	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$170.68	—	—	—	0.83%
	Highest contract charge 0.60% Class IB	$151.63	—	—	—	0.22%
	All contract charges	—	119	$18,533	1.24%	—
2017	Lowest contract charge 0.00% Class IB	$169.28	—	—	—	0.34%
	Highest contract charge 0.60% Class IB	$151.29	—	—	—	(0.26)%
	All contract charges	—	123	$19,188	0.84%	—

EQ/International Core Managed Volatility
2021	Lowest contract charge 0.00% Class IA	$346.15	—	—	—	10.03%
	Highest contract charge 0.60% Class IA	$241.31	—	—	—	9.38%
	All contract charges	—	47	$16,127	2.32%	—
2020	Lowest contract charge 0.00% Class IA	$314.59	—	—	—	8.47%
	Highest contract charge 0.60% Class IA	$220.62	—	—	—	7.81%
	All contract charges	—	49	$15,064	1.43%	—
2019	Lowest contract charge 0.00% Class IA	$290.03	—	—	—	22.45%
	Highest contract charge 0.60% Class IA	$204.63	—	—	—	21.71%
	All contract charges	—	51	$14,541	1.95%	—
2018	Lowest contract charge 0.00% Class IA	$236.86	—	—	—	(14.89)%
	Highest contract charge 0.60% Class IA	$168.13	—	—	—	(15.40)%
	All contract charges	—	53	$12,380	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$278.29	—	—	—	26.30%
	Highest contract charge 0.60% Class IA	$198.73	—	—	—	25.54%
	All contract charges	—	56	$15,408	1.64%	—

EQ/International Core Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$224.33	—	—	—	10.03%
	Highest contract charge 0.90% Class IB	$182.72	—	—	—	9.05%
	All contract charges	—	227	$47,215	2.32%	—
2020	Lowest contract charge 0.00% Class IB	$203.88	—	—	—	8.47%
	Highest contract charge 0.90% Class IB	$167.56	—	—	—	7.49%
	All contract charges	—	231	$44,113	1.43%	—
2019	Lowest contract charge 0.00% Class IB	$187.96	—	—	—	22.44%
	Highest contract charge 0.90% Class IB	$155.89	—	—	—	21.35%
	All contract charges	—	238	$41,797	1.95%	—
2018	Lowest contract charge 0.00% Class IB	$153.51	—	—	—	(14.89)%
	Highest contract charge 0.90% Class IB	$128.46	—	—	—	(15.66)%
	All contract charges	—	271	$38,842	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$180.36	—	—	—	26.31%
	Highest contract charge 0.90% Class IB	$152.31	—	—	—	25.17%
	All contract charges	—	282	$47,837	1.64%	—

FSA-147

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Equity Index
2021	Lowest contract charge 0.00% Class IA	$280.65	—	—	—	10.95%
	Highest contract charge 0.90% Class IA	$220.36	—	—	—	9.95%
	All contract charges	—	1,273	$259,688	3.31%	—
2020	Lowest contract charge 0.00% Class IA	$252.96	—	—	—	3.83%
	Highest contract charge 0.90% Class IA	$200.42	—	—	—	2.90%
	All contract charges	—	1,248	$233,751	1.93%	—
2019	Lowest contract charge 0.00% Class IA	$243.62	—	—	—	22.15%
	Highest contract charge 0.90% Class IA	$194.77	—	—	—	21.04%
	All contract charges	—	1,445	$246,275	2.83%	—
2018	Lowest contract charge 0.00% Class IA	$199.45	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IA	$160.91	—	—	—	(15.94)%
	All contract charges	—	1,515	$218,461	2.40%	—
2017	Lowest contract charge 0.00% Class IA	$235.12	—	—	—	23.22%
	Highest contract charge 0.90% Class IA	$191.42	—	—	—	22.12%
	All contract charges	—	1,529	$270,450	2.64%	—

EQ/International Equity Index
2021	Lowest contract charge 0.00% Class IB	$191.60	—	—	—	10.95%
	Highest contract charge 0.90% Class IB	$162.22	—	—	—	9.95%
	All contract charges	—	766	$82,836	3.31%	—
2020	Lowest contract charge 0.00% Class IB	$172.69	—	—	—	3.83%
	Highest contract charge 0.90% Class IB	$147.54	—	—	—	2.89%
	All contract charges	—	429	$68,199	1.93%	—
2019	Lowest contract charge 0.00% Class IB	$166.32	—	—	—	22.14%
	Highest contract charge 0.90% Class IB	$143.39	—	—	—	21.05%
	All contract charges	—	407	$65,697	2.83%	—
2018	Lowest contract charge 0.00% Class IB	$136.17	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IB	$118.46	—	—	—	(15.94)%
	All contract charges	—	407	$53,646	2.40%	—
2017	Lowest contract charge 0.00% Class IB	$160.52	—	—	—	23.22%
	Highest contract charge 0.90% Class IB	$140.92	—	—	—	22.11%
	All contract charges	—	409	$63,674	2.64%	—

EQ/International Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$172.95	—	—	—	10.65%
	Highest contract charge 0.90% Class IB	$155.60	—	—	—	9.65%
	All contract charges	—	48	$8,133	3.39%	—
2020	Lowest contract charge 0.00% Class IB	$156.30	—	—	—	6.63%
	Highest contract charge 0.90% Class IB	$141.90	—	—	—	5.67%
	All contract charges	—	41	$6,424	1.70%	—
2019	Lowest contract charge 0.00% Class IB	$146.58	—	—	—	21.44%
	Highest contract charge 0.90% Class IB	$134.28	—	—	—	20.34%
	All contract charges	—	39	$5,658	2.65%	—
2018	Lowest contract charge 0.00% Class IB	$120.70	—	—	—	(14.45)%
	Highest contract charge 0.90% Class IB	$111.58	—	—	—	(15.22)%
	All contract charges	$—	29	$3,515	1.95%	—
2017	Lowest contract charge 0.00% Class IB	$141.09	—	$—	—	24.25%
	Highest contract charge 0.90% Class IB	$131.61	—	$—	—	23.13%
	All contract charges	$—	25	$3,558	2.29%	—

EQ/International Value Managed Volatility
2021	Lowest contract charge 0.00% Class IA	$314.62	—	—	—	10.32%
	Highest contract charge 0.60% Class IA	$216.73	—	—	—	9.65%
	All contract charges	—	102	$18,489	2.19%	—
2020	Lowest contract charge 0.00% Class IA	$285.20	—	—	—	4.19%
	Highest contract charge 0.60% Class IA	$197.65	—	—	—	3.57%
	All contract charges	—	92	$17,024	1.39%	—

FSA-148

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Value Managed Volatility (Continued)
2019	Lowest contract charge 0.00% Class IA	$273.73	—	—	—	22.66%
	Highest contract charge 0.60% Class IA	$190.84	—	—	—	21.91%
	All contract charges	—	97	$16,994	2.31%	—
2018	Lowest contract charge 0.00% Class IA	$223.17	—	—	—	(16.49)%
	Highest contract charge 0.60% Class IA	$156.54	—	—	—	(16.99)%
	All contract charges	—	99	$14,835	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$267.24	—	—	—	23.37%
	Highest contract charge 0.60% Class IA	$188.59	—	—	—	22.64%
	All contract charges	—	102	$18,250	1.90%	—

EQ/International Value Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$230.00	—	—	—	10.32%
	Highest contract charge 0.90% Class IB	$206.21	—	—	—	9.32%
	All contract charges	—	288	$64,140	2.19%	—
2020	Lowest contract charge 0.00% Class IB	$208.49	—	—	—	4.19%
	Highest contract charge 0.90% Class IB	$188.63	—	—	—	3.26%
	All contract charges	—	298	$60,536	1.39%	—
2019	Lowest contract charge 0.00% Class IB	$200.10	—	—	—	22.66%
	Highest contract charge 0.90% Class IB	$182.68	—	—	—	21.54%
	All contract charges	—	309	$60,487	2.31%	—
2018	Lowest contract charge 0.00% Class IB	$163.14	—	—	—	(16.49)%
	Highest contract charge 0.90% Class IB	$150.30	—	—	—	(17.24)%
	All contract charges	—	325	$52,099	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$195.36	—	—	—	23.37%
	Highest contract charge 0.90% Class IB	$181.62	—	—	—	22.27%
	All contract charges	—	348	$66,766	1.90%	—

EQ/Invesco Comstock
2021	Lowest contract charge 0.00% Class IA	$279.25	—	—	—	33.00%
	Highest contract charge 0.90% Class IA	$244.50	—	—	—	31.81%
	All contract charges	—	109	$16,667	1.17%	—
2020	Lowest contract charge 0.00% Class IA	$209.96	—	—	—	(0.77)%
	Highest contract charge 0.90% Class IA	$185.49	—	—	—	(1.66)%
	All contract charges	—	101	$12,886	2.20%	—
2019	Lowest contract charge 0.00% Class IA	$211.58	—	—	—	24.98%
	Highest contract charge 0.90% Class IA	$188.63	—	—	—	23.86%
	All contract charges	—	98	$13,444	2.10%	—
2018	Lowest contract charge 0.00% Class IA	$169.29	—	—	—	(12.39)%
	Highest contract charge 0.90% Class IA	$152.29	—	—	—	(13.19)%
	All contract charges	—	92	$11,775	1.55%	—
2017	Lowest contract charge 0.00% Class IA	$193.24	—	—	—	17.98%
	Highest contract charge 0.90% Class IA	$175.43	—	—	—	16.92%
	All contract charges	—	94	$14,441	0.80%	—

EQ/Invesco Comstock
2021	Lowest contract charge 0.00% Class IB	$355.48	—	—	—	33.00%
	Highest contract charge 0.60% Class IB	$252.48	—	—	—	32.21%
	All contract charges	—	87	$25,611	1.17%	—
2020	Lowest contract charge 0.00% Class IB	$267.27	—	—	—	(0.76)%
	Highest contract charge 0.60% Class IB	$190.97	—	—	—	(1.36)%
	All contract charges	—	81	$19,699	2.20%	—
2019	Lowest contract charge 0.00% Class IB	$269.33	—	—	—	24.98%
	Highest contract charge 0.60% Class IB	$193.61	—	—	—	24.23%
	All contract charges	—	67	$16,942	2.10%	—
2018	Lowest contract charge 0.00% Class IB	$215.50	—	—	—	(12.39)%
	Highest contract charge 0.60% Class IB	$155.85	—	—	—	(12.92)%
	All contract charges	—	68	$13,818	1.55%	—

FSA-149

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
2017	Lowest contract charge 0.00% Class IB	$245.99	—	—	—	17.98%
	Highest contract charge 0.60% Class IB	$178.98	—	—	—	17.27%
	All contract charges	—	66	$15,264	0.80%	—

EQ/Invesco Global
2021	Lowest contract charge 0.00% Class IB	$166.45	—	—	—	15.48%
	Highest contract charge 0.00% Class IB	$166.45	—	—	—	15.48%
	All contract charges	—	17	$504	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$144.14	—	—	—	27.49%
	Highest contract charge 0.00% Class IB	$144.14	—	—	—	27.49%
	All contract charges	—	2	$65	0.00%	—
2019	Lowest contract charge 0.00% Class IB(c)	$113.06	—	—	—	6.41%
	Highest contract charge 0.00% Class IB(c)	$113.06	—	—	—	6.41%
	All contract charges	—	—	$—	0.00%	—

EQ/Invesco Global Real Assets
2021	Lowest contract charge 0.00% Class IB	$21.43	—	—	—	21.01%
	Highest contract charge 0.90% Class IB	$192.81	—	—	—	19.91%
	All contract charges	—	634	$53,614	3.13%	—
2020	Lowest contract charge 0.00% Class IB	$17.71	—	—	—	(12.20)%
	Highest contract charge 0.90% Class IB	$160.80	—	—	—	(13.00)%
	All contract charges	—	521	$39,638	2.56%	—
2019	Lowest contract charge 0.00% Class IB	$20.17	—	—	—	22.47%
	Highest contract charge 0.90% Class IB	$184.82	—	—	—	21.41%
	All contract charges	—	467	$44,406	4.59%	—
2018	Lowest contract charge 0.00% Class IB(b)	$16.47	—	—	—	(0.72)%
	Highest contract charge 0.90% Class IB(b)	$152.23	—	—	—	(0.92)%
	All contract charges	—	449	$36,366	0.56%	—

EQ/Invesco International Growth
2021	Lowest contract charge 0.00% Class IB	$21.89	—	—	—	5.75%
	Highest contract charge 0.90% Class IB	$196.95	—	—	—	4.82%
	All contract charges	—	526	$45,671	1.43%	—
2020	Lowest contract charge 0.00% Class IB	$20.70	—	—	—	13.61%
	Highest contract charge 0.90% Class IB	$187.89	—	—	—	12.58%
	All contract charges	—	504	$41,776	0.84%	—
2019	Lowest contract charge 0.00% Class IB	$18.22	—	—	—	28.22%
	Highest contract charge 0.90% Class IB	$166.90	—	—	—	27.06%
	All contract charges	—	502	$37,892	1.68%	—
2018	Lowest contract charge 0.00% Class IB(b)	$14.21	—	—	—	(5.01)%
	Highest contract charge 0.90% Class IB(b)	$131.36	—	—	—	(5.20)%
	All contract charges	—	526	$32,100	0.22%	—

EQ/Janus Enterprise(g)
2021	Lowest contract charge 0.00% Class IA	$375.21	—	—	—	16.84%
	Highest contract charge 0.90% Class IA	$328.51	—	—	—	15.79%
	All contract charges	—	154	$55,187	0.10%	—
2020	Lowest contract charge 0.00% Class IA	$321.13	—	—	—	18.82%
	Highest contract charge 0.90% Class IA	$283.72	—	—	—	17.75%
	All contract charges	—	166	$51,170	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$270.27	—	—	—	36.46%
	Highest contract charge 0.90% Class IA	$240.96	—	—	—	35.23%
	All contract charges	—	93	$23,724	0.02%	—
2018	Lowest contract charge 0.00% Class IA	$198.06	—	—	—	(1.79)%
	Highest contract charge 0.90% Class IA	$178.18	—	—	—	(2.68)%
	All contract charges	—	96	$18,250	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$201.67	—	—	—	27.90%
	Highest contract charge 0.90% Class IA	$183.08	—	—	—	26.75%
	All contract charges	—	109	$20,920	0.00%	—

FSA-150

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise(g)
2021	Lowest contract charge 0.00% Class IB	$543.01	—	—	—	16.84%
	Highest contract charge 0.60% Class IB	$339.40	—	—	—	16.14%
	All contract charges	—	185	$53,989	0.10%	—
2020	Lowest contract charge 0.00% Class IB	$464.75	—	—	—	18.82%
	Highest contract charge 0.60% Class IB	$292.24	—	—	—	18.11%
	All contract charges	—	148	$46,723	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$391.15	—	—	—	36.46%
	Highest contract charge 0.60% Class IB	$247.44	—	—	—	35.64%
	All contract charges	—	106	$30,819	0.02%	—
2018	Lowest contract charge 0.00% Class IB	$286.64	—	—	—	(1.79)%
	Highest contract charge 0.60% Class IB	$182.43	—	—	—	(2.38)%
	All contract charges	—	104	$23,363	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$291.87	—	—	—	27.90%
	Highest contract charge 0.60% Class IB	$186.88	—	—	—	27.14%
	All contract charges	—	99	$25,171	0.00%	—

EQ/JPMorgan Value Opportunities
2021	Lowest contract charge 0.00% Class IA	$611.67	—	—	—	23.20%
	Highest contract charge 0.00% Class IA	$611.67	—	—	—	23.20%
	All contract charges	—	318	$23,973	0.71%	—
2020	Lowest contract charge 0.00% Class IA	$496.50	—	—	—	11.07%
	Highest contract charge 0.00% Class IA	$496.50	—	—	—	11.07%
	All contract charges	—	276	$17,045	1.19%	—
2019	Lowest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	Highest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	All contract charges	—	204	$12,831	1.26%	—
2018	Lowest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	Highest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	All contract charges	—	100	$6,391	1.03%	—
2017	Lowest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	Highest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	All contract charges	—	41	$4,807	0.86%	—

EQ/JPMorgan Value Opportunities
2021	Lowest contract charge 0.00% Class IB	$571.15	—	—	—	23.20%
	Highest contract charge 0.90% Class IB	$456.98	—	—	—	22.09%
	All contract charges	—	323	$69,254	0.71%	—
2020	Lowest contract charge 0.00% Class IB	$463.61	—	—	—	11.07%
	Highest contract charge 0.90% Class IB	$374.30	—	—	—	10.07%
	All contract charges	—	203	$54,048	1.19%	—
2019	Lowest contract charge 0.00% Class IB	$417.39	—	—	—	27.53%
	Highest contract charge 0.90% Class IB	$340.05	—	—	—	26.38%
	All contract charges	—	124	$46,319	1.26%	—
2018	Lowest contract charge 0.00% Class IB	$327.29	—	—	—	(15.40)%
	Highest contract charge 0.90% Class IB	$269.06	—	—	—	(16.17)%
	All contract charges	—	127	$37,048	1.03%	—
2017	Lowest contract charge 0.00% Class IB	$386.87	—	—	—	17.72%
	Highest contract charge 0.90% Class IB	$320.95	—	—	—	16.66%
	All contract charges	—	131	$45,408	0.86%	—

EQ/Large Cap Core Managed Volatility
2021	Lowest contract charge 0.00% Class IA	$641.05	—	—	—	27.32%
	Highest contract charge 0.60% Class IA	$433.58	—	—	—	26.56%
	All contract charges	—	33	$7,429	0.41%	—
2020	Lowest contract charge 0.00% Class IA	$503.49	—	—	—	16.28%
	Highest contract charge 0.60% Class IA	$342.59	—	—	—	15.58%
	All contract charges	—	33	$5,873	0.70%	—

FSA-151

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility (Continued)
2019	Lowest contract charge 0.00% Class IA	$433.00	—	—	—	29.96%
	Highest contract charge 0.60% Class IA	$296.41	—	—	—	29.18%
	All contract charges	—	29	$5,261	1.31%	—
2018	Lowest contract charge 0.00% Class IA	$333.18	—	—	—	(6.42)%
	Highest contract charge 0.60% Class IA	$229.45	—	—	—	(6.99)%
	All contract charges	—	25	$4,358	1.04%	—
2017	Lowest contract charge 0.00% Class IA	$356.05	—	—	—	21.95%
	Highest contract charge 0.60% Class IA	$246.69	—	—	—	21.22%
	All contract charges	—	22	$4,838	1.00%	—

EQ/Large Cap Core Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$412.78	—	—	—	27.32%
	Highest contract charge 0.90% Class IB	$336.58	—	—	—	26.18%
	All contract charges	—	109	$39,669	0.41%	—
2020	Lowest contract charge 0.00% Class IB	$324.20	—	—	—	16.28%
	Highest contract charge 0.90% Class IB	$266.75	—	—	—	15.23%
	All contract charges	—	107	$32,226	0.70%	—
2019	Lowest contract charge 0.00% Class IB	$278.82	—	—	—	29.96%
	Highest contract charge 0.90% Class IB	$231.49	—	—	—	28.79%
	All contract charges	—	109	$29,251	1.31%	—
2018	Lowest contract charge 0.00% Class IB	$214.54	—	—	—	(6.42)%
	Highest contract charge 0.90% Class IB	$179.74	—	—	—	(7.27)%
	All contract charges	—	113	$23,359	1.04%	—
2017	Lowest contract charge 0.00% Class IB	$229.27	—	—	—	21.95%
	Highest contract charge 0.90% Class IB	$193.83	—	—	—	20.86%
	All contract charges	—	119	$26,273	1.00%	—

EQ/Large Cap Growth Index
2021	Lowest contract charge 0.00% Class IA	$1,040.92	—	—	—	26.73%
	Highest contract charge 0.60% Class IA	$672.59	—	—	—	25.97%
	All contract charges	—	128	$45,376	0.05%	—
2020	Lowest contract charge 0.00% Class IA	$821.39	—	—	—	37.31%
	Highest contract charge 0.60% Class IA	$533.94	—	—	—	36.48%
	All contract charges	—	119	$35,486	0.32%	—
2019	Lowest contract charge 0.00% Class IA	$598.22	—	—	—	35.34%
	Highest contract charge 0.60% Class IA	$391.21	—	—	—	34.52%
	All contract charges	—	107	$25,658	0.64%	—
2018	Lowest contract charge 0.00% Class IA	$442.02	—	—	—	(2.26)%
	Highest contract charge 0.60% Class IA	$290.81	—	—	—	(2.85)%
	All contract charges	—	92	$19,274	0.63%	—
2017	Lowest contract charge 0.00% Class IA	$452.25	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$299.34	—	—	—	28.44%
	All contract charges	—	86	$20,954	0.77%	—

EQ/Large Cap Growth Index
2021	Lowest contract charge 0.00% Class IB	$518.00	—	—	—	26.73%
	Highest contract charge 0.90% Class IB	$422.36	—	—	—	25.59%
	All contract charges	—	716	$273,355	0.05%	—
2020	Lowest contract charge 0.00% Class IB	$408.75	—	—	—	37.31%
	Highest contract charge 0.90% Class IB	$336.31	—	—	—	36.07%
	All contract charges	—	616	$216,523	0.32%	—
2019	Lowest contract charge 0.00% Class IB	$297.69	—	—	—	35.34%
	Highest contract charge 0.90% Class IB	$247.16	—	—	—	34.12%
	All contract charges	—	611	$164,954	0.64%	—
2018	Lowest contract charge 0.00% Class IB	$219.96	—	—	—	(2.26)%
	Highest contract charge 0.90% Class IB	$184.28	—	—	—	(3.15)%
	All contract charges	—	644	$128,927	0.63%	—

FSA-152

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Index (Continued)
2017	Lowest contract charge 0.00% Class IB	$225.05	—	—	—	29.22%
	Highest contract charge 0.90% Class IB	$190.27	—	—	—	28.07%
	All contract charges	—	680	$139,563	0.77%	—

EQ/Large Cap Growth Managed Volatility
2021	Lowest contract charge 0.00% Class IA	$989.55	—	—	—	24.38%
	Highest contract charge 0.60% Class IA	$593.17	—	—	—	23.63%
	All contract charges	—	100	$79,736	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$795.61	—	—	—	32.01%
	Highest contract charge 0.60% Class IA	$479.80	—	—	—	31.22%
	All contract charges	—	106	$68,593	0.08%	—
2019	Lowest contract charge 0.00% Class IA	$602.68	—	—	—	33.71%
	Highest contract charge 0.60% Class IA	$365.64	—	—	—	32.92%
	All contract charges	—	106	$55,263	0.42%	—
2018	Lowest contract charge 0.00% Class IA	$450.72	—	—	—	(2.97)%
	Highest contract charge 0.60% Class IA	$275.09	—	—	—	(3.56)%
	All contract charges	—	113	$44,316	0.48%	—
2017	Lowest contract charge 0.00% Class IA	$464.53	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$285.25	—	—	—	28.44%
	All contract charges	—	120	$49,729	0.49%	—

EQ/Large Cap Growth Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$944.45	—	—	—	24.38%
	Highest contract charge 0.90% Class IB	$755.66	—	—	—	23.26%
	All contract charges	—	428	$336,994	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$759.35	—	—	—	32.01%
	Highest contract charge 0.90% Class IB	$613.08	—	—	—	30.82%
	All contract charges	—	452	$288,242	0.08%	—
2019	Lowest contract charge 0.00% Class IB	$575.22	—	—	—	33.72%
	Highest contract charge 0.90% Class IB	$468.63	—	—	—	32.52%
	All contract charges	—	482	$238,103	0.42%	—
2018	Lowest contract charge 0.00% Class IB	$430.17	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IB	$353.64	—	—	—	(3.85)%
	All contract charges	—	536	$199,280	0.48%	—
2017	Lowest contract charge 0.00% Class IB	$443.36	—	—	—	29.21%
	Highest contract charge 0.90% Class IB	$367.81	—	—	—	28.05%
	All contract charges	—	585	$225,714	0.49%	—

EQ/Large Cap Value Index
2021	Lowest contract charge 0.00% Class IA	$173.45	—	—	—	24.28%
	Highest contract charge 0.90% Class IA	$151.86	—	—	—	23.16%
	All contract charges	—	109	$17,625	1.30%	—
2020	Lowest contract charge 0.00% Class IA	$139.56	—	—	—	2.20%
	Highest contract charge 0.90% Class IA	$123.30	—	—	—	1.29%
	All contract charges	—	112	$14,622	1.99%	—
2019	Lowest contract charge 0.00% Class IA	$136.55	—	—	—	25.63%
	Highest contract charge 0.90% Class IA	$121.73	—	—	—	24.49%
	All contract charges	—	115	$14,921	2.34%	—
2018	Lowest contract charge 0.00% Class IA	$108.69	—	—	—	(8.89)%
	Highest contract charge 0.90% Class IA	$97.78	—	—	—	(9.71)%
	All contract charges	—	106	$10,979	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$119.30	—	—	—	13.01%
	Highest contract charge 0.90% Class IA	$108.30	—	—	—	11.98%
	All contract charges	—	122	$13,848	1.94%	—

EQ/Large Cap Value Index
2021	Lowest contract charge 0.00% Class IB	$199.80	—	—	—	24.28%
	Highest contract charge 0.60% Class IB	$156.92	—	—	—	23.53%
	All contract charges	—	200	$28,603	1.30%	—

FSA-153

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Index (Continued)
2020	Lowest contract charge 0.00% Class IB	$160.77	—	—	—	2.21%
	Highest contract charge 0.60% Class IB	$127.03	—	—	—	1.60%
	All contract charges	—	137	$20,398	1.99%	—
2019	Lowest contract charge 0.00% Class IB	$157.29	—	—	—	25.63%
	Highest contract charge 0.60% Class IB	$125.03	—	—	—	24.87%
	All contract charges	—	122	$18,282	2.34%	—
2018	Lowest contract charge 0.00% Class IB	$125.20	—	—	—	(8.89)%
	Highest contract charge 0.60% Class IB	$100.13	—	—	—	(9.43)%
	All contract charges	—	114	$13,704	1.99%	—
2017	Lowest contract charge 0.00% Class IB	$137.42	—	—	—	13.00%
	Highest contract charge 0.60% Class IB	$110.56	—	—	—	12.32%
	All contract charges	—	115	$15,123	1.94%	—

EQ/Large Cap Value Managed Volatility
2021	Lowest contract charge 0.00% Class IA	$475.81	—	—	—	24.83%
	Highest contract charge 0.90% Class IA	$338.93	—	—	—	23.70%
	All contract charges	—	803	$296,389	0.96%	—
2020	Lowest contract charge 0.00% Class IA	$381.18	—	—	—	5.68%
	Highest contract charge 0.90% Class IA	$273.99	—	—	—	4.73%
	All contract charges	—	838	$251,513	1.56%	—
2019	Lowest contract charge 0.00% Class IA	$360.68	—	—	—	25.44%
	Highest contract charge 0.90% Class IA	$261.61	—	—	—	24.31%
	All contract charges	—	919	$264,053	1.93%	—
2018	Lowest contract charge 0.00% Class IA	$287.53	—	—	—	(9.92)%
	Highest contract charge 0.90% Class IA	$210.45	—	—	—	(10.74)%
	All contract charges	—	996	$230,158	2.46%	—
2017	Lowest contract charge 0.00% Class IA	$319.21	—	—	—	13.86%
	Highest contract charge 0.90% Class IA	$235.77	—	—	—	12.84%
	All contract charges	—	1,078	$278,428	1.52%	—

EQ/Large Cap Value Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$354.70	—	—	—	24.82%
	Highest contract charge 0.90% Class IB	$334.54	—	—	—	23.70%
	All contract charges	—	441	$157,708	0.96%	—
2020	Lowest contract charge 0.00% Class IB	$284.16	—	—	—	5.68%
	Highest contract charge 0.90% Class IB	$270.44	—	—	—	4.73%
	All contract charges	—	462	$133,000	1.56%	—
2019	Lowest contract charge 0.00% Class IB	$268.88	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$258.22	—	—	—	24.31%
	All contract charges	—	482	$131,805	1.93%	—
2018	Lowest contract charge 0.00% Class IB	$214.35	—	—	—	(9.93)%
	Highest contract charge 0.90% Class IB	$207.72	—	—	—	(10.74)%
	All contract charges	—	517	$113,399	2.46%	—
2017	Lowest contract charge 0.00% Class IB	$237.97	—	—	—	13.86%
	Highest contract charge 0.90% Class IB	$232.71	—	—	—	12.83%
	All contract charges	—	559	$136,908	1.52%	—

EQ/Lazard Emerging Markets Equity
2021	Lowest contract charge 0.00% Class IB	$13.41	—	—	—	5.84%
	Highest contract charge 0.90% Class IB	$120.68	—	—	—	4.91%
	All contract charges	—	1,088	$65,422	2.73%	—
2020	Lowest contract charge 0.00% Class IB	$12.67	—	—	—	(1.48)%
	Highest contract charge 0.90% Class IB	$115.03	—	—	—	(2.38)%
	All contract charges	—	1,042	$62,372	1.88%	—
2019	Lowest contract charge 0.00% Class IB	$12.86	—	—	—	18.74%
	Highest contract charge 0.90% Class IB	$117.84	—	—	—	17.70%
	All contract charges	—	1,011	$62,976	2.69%	—

FSA-154

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Lazard Emerging Markets Equity (Continued)
2018	Lowest contract charge 0.00% Class IB (b)	$10.83	—	—	—	(1.37)%
	Highest contract charge 0.90% Class IB (b)	$100.12	—	—	—	(1.54)%
	All contract charges	—	966	$52,589	0.17%	—

EQ/Loomis Sayles Growth
2021	Lowest contract charge 0.00% Class IA	$549.81	—	—	—	16.18%
	Highest contract charge 0.90% Class IA	$481.41	—	—	—	15.13%
	All contract charges	—	143	$24,675	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$473.25	—	—	—	30.92%
	Highest contract charge 0.90% Class IA	$418.13	—	—	—	29.74%
	All contract charges	—	151	$23,341	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$361.48	—	—	—	31.33%
	Highest contract charge 0.90% Class IA	$322.28	—	—	—	30.15%
	All contract charges	—	143	$19,545	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$275.24	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IA	$247.62	—	—	—	(3.86)%
	All contract charges	—	116	$14,806	0.09%	—
2017	Lowest contract charge 0.00% Class IA	$283.70	—	—	—	34.60%
	Highest contract charge 0.90% Class IA	$257.56	—	—	—	33.39%
	All contract charges	—	90	$15,287	0.18%	—

EQ/Loomis Sayles Growth
2021	Lowest contract charge 0.00% Class IB	$671.39	—	—	—	16.18%
	Highest contract charge 0.60% Class IB	$497.50	—	—	—	15.48%
	All contract charges	—	133	$47,125	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$577.90	—	—	—	30.92%
	Highest contract charge 0.60% Class IB	$430.80	—	—	—	30.14%
	All contract charges	—	87	$40,745	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$441.42	—	—	—	31.34%
	Highest contract charge 0.60% Class IB	$331.04	—	—	—	30.55%
	All contract charges	—	79	$32,594	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$336.10	—	—	—	(2.98)%
	Highest contract charge 0.60% Class IB	$253.58	—	—	—	(3.57)%
	All contract charges	—	78	$24,819	0.09%	—
2017	Lowest contract charge 0.00% Class IB	$346.43	—	—	—	34.59%
	Highest contract charge 0.60% Class IB	$262.96	—	—	—	33.78%
	All contract charges	—	75	$24,456	0.18%	—

EQ/MFS International Growth
2021	Lowest contract charge 0.00% Class IB	$361.65	—	—	—	9.43%
	Highest contract charge 0.90% Class IB	$198.42	—	—	—	8.44%
	All contract charges	—	383	$79,072	0.24%	—
2020	Lowest contract charge 0.00% Class IB	$330.50	—	—	—	15.35%
	Highest contract charge 0.90% Class IB	$182.98	—	—	—	14.31%
	All contract charges	—	306	$68,513	0.44%	—
2019	Lowest contract charge 0.00% Class IB	$286.53	—	—	—	27.24%
	Highest contract charge 0.90% Class IB	$160.08	—	—	—	26.11%
	All contract charges	—	305	$64,612	1.29%	—
2018	Lowest contract charge 0.00% Class IB	$225.18	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB	$126.94	—	—	—	(10.19)%
	All contract charges	—	281	$46,697	0.89%	—
2017	Lowest contract charge 0.00% Class IB	$248.46	—	—	—	32.05%
	Highest contract charge 0.90% Class IB	$141.35	—	—	—	30.88%
	All contract charges	—	283	$51,192	0.84%	—

EQ/MFS International Intrinsic Value
2021	Lowest contract charge 0.00% Class IB	$33.04	—	—	—	10.24%
	Highest contract charge 0.90% Class IB	$297.26	—	—	—	9.25%
	All contract charges	—	1,331	$162,700	0.36%	—

FSA-155

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS International Intrinsic Value (Continued)
2020	Lowest contract charge 0.00% Class IB	$29.97	—	—	—	20.02%
	Highest contract charge 0.90% Class IB	$272.10	—	—	—	18.95%
	All contract charges	—	1,190	$146,431	0.26%	—
2019	Lowest contract charge 0.00% Class IB	$24.97	—	—	—	25.86%
	Highest contract charge 0.90% Class IB	$228.75	—	—	—	24.75%
	All contract charges	—	1,144	$127,840	0.70%	—
2018	Lowest contract charge 0.00% Class IB(b)	$19.84	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB(b)	$183.36	—	—	—	(4.53)%
	All contract charges	—	1,057	$102,837	0.00%	—

EQ/MFS Mid Cap Focused Growth
2021	Lowest contract charge 0.00% Class IB	$48.81	—	—	—	18.87%
	Highest contract charge 0.90% Class IB	$439.13	—	—	—	17.80%
	All contract charges	—	445	$67,538	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$41.06	—	—	—	29.69%
	Highest contract charge 0.90% Class IB	$372.77	—	—	—	28.53%
	All contract charges	—	366	$58,950	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$31.66	—	—	—	36.35%
	Highest contract charge 0.90% Class IB	$290.02	—	—	—	35.10%
	All contract charges	—	264	$44,085	0.02%	—
2018	Lowest contract charge 0.00% Class IB(b)	$23.22	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB(b)	$214.67	—	—	—	(9.51)%
	All contract charges	—	260	$33,196	0.01%	—

EQ/MFS Technology(i)
2021	Lowest contract charge 0.00% Class IB	$14.95	—	—	—	13.77%
	Highest contract charge 0.90% Class IB	$149.80	—	—	—	12.77%
	All contract charges	—	965	$78,725	0.00%	—
2020	Lowest contract charge 0.00% Class IB(e)	$13.14	—	—	—	29.20%
	Highest contract charge 0.90% Class IB(h)	$132.84	—	—	—	28.52%
	All contract charges	—	929	$73,318	0.09%	—

EQ/MFS Utilities Series
2021	Lowest contract charge 0.00% Class IB	$29.77	—	—	—	13.89%
	Highest contract charge 0.00% Class IB	$29.77	—	—	—	13.89%
	All contract charges	—	115	$3,402	1.26%	—
2020	Lowest contract charge 0.00% Class IB	$26.14	—	—	—	5.57%
	Highest contract charge 0.00% Class IB	$26.14	—	—	—	5.57%
	All contract charges	—	103	$2,885	2.46%	—
2019	Lowest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	Highest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	All contract charges	—	102	$2,835	3.03%	—
2018	Lowest contract charge 0.00% Class IB(b)	$19.86	—	—	—	(2.65)%
	Highest contract charge 0.90% Class IB(b)	$19.86	—	—	—	(2.65)%
	All contract charges	—	102	$2,292	0.52%	—

EQ/Mid Cap Index
2021	Lowest contract charge 0.00% Class IA	$708.13	—	—	—	23.88%
	Highest contract charge 0.60% Class IA	$471.18	—	—	—	23.14%
	All contract charges	—	233	$54,330	0.67%	—
2020	Lowest contract charge 0.00% Class IA	$571.62	—	—	—	12.85%
	Highest contract charge 0.60% Class IA	$382.64	—	—	—	12.17%
	All contract charges	—	229	$45,217	1.02%	—
2019	Lowest contract charge 0.00% Class IA	$506.51	—	—	—	25.38%
	Highest contract charge 0.60% Class IA	$341.11	—	—	—	24.63%
	All contract charges	—	222	$41,593	1.12%	—
2018	Lowest contract charge 0.00% Class IA	$403.99	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IA	$273.70	—	—	—	(12.23)%
	All contract charges	—	202	$33,764	1.08%	—

FSA-156

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Index (Continued)
2017	Lowest contract charge 0.00% Class IA	$457.47	—	—	—	15.48%
	Highest contract charge 0.60% Class IA	$311.82	—	—	—	14.79%
	All contract charges	—	168	$38,774	0.93%	—
2021	Lowest contract charge 0.00% Class IB	$452.31	—	—	—	23.88%
	Highest contract charge 0.90% Class IB	$372.97	—	—	—	22.77%
	All contract charges	—	565	$168,343	0.67%	—
2020	Lowest contract charge 0.00% Class IB	$365.11	—	—	—	12.85%
	Highest contract charge 0.90% Class IB	$303.80	—	—	—	11.84%
	All contract charges	—	402	$128,422	1.02%	—
2019	Lowest contract charge 0.00% Class IB	$323.53	—	—	—	25.38%
	Highest contract charge 0.90% Class IB	$271.64	—	—	—	24.25%
	All contract charges	—	391	$118,002	1.12%	—
2018	Lowest contract charge 0.00% Class IB	$258.04	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IB	$218.63	—	—	—	(12.49)%
	All contract charges	—	417	$100,436	1.08%	—
2017	Lowest contract charge 0.00% Class IB	$292.20	—	—	—	15.48%
	Highest contract charge 0.90% Class IB	$249.83	—	—	—	14.44%
	All contract charges	—	432	$118,329	0.93%	—

EQ/Mid Cap Value Managed Volatility
2021	Lowest contract charge 0.00% Class IA	$633.79	—	—	—	27.40%
	Highest contract charge 0.90% Class IA	$472.03	—	—	—	26.26%
	All contract charges	—	421	$207,687	0.57%	—
2020	Lowest contract charge 0.00% Class IA	$497.47	—	—	—	4.96%
	Highest contract charge 0.90% Class IA	$373.87	—	—	—	4.02%
	All contract charges	—	429	$173,860	1.15%	—
2019	Lowest contract charge 0.00% Class IA	$473.94	—	—	—	26.59%
	Highest contract charge 0.90% Class IA	$359.42	—	—	—	25.45%
	All contract charges	—	462	$179,371	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$374.40	—	—	—	(13.30)%
	Highest contract charge 0.90% Class IA	$286.51	—	—	—	(14.08)%
	All contract charges	—	510	$159,047	1.20%	—
2017	Lowest contract charge 0.00% Class IA	$431.81	—	—	—	12.32%
	Highest contract charge 0.90% Class IA	$333.46	—	—	—	11.31%
	All contract charges	—	563	$201,795	1.04%	—

EQ/Mid Cap Value Managed Volatility
2021	Lowest contract charge 0.00% Class IB	$587.46	—	—	—	27.40%
	Highest contract charge 0.00% Class IB	$587.46	—	—	—	27.40%
	All contract charges	—	45	$18,877	0.57%	—
2020	Lowest contract charge 0.00% Class IB	$461.11	—	—	—	4.97%
	Highest contract charge 0.00% Class IB	$461.11	—	—	—	4.97%
	All contract charges	—	43	$15,181	1.15%	—
2019	Lowest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	Highest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	All contract charges	—	33	$14,469	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	Highest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	All contract charges	—	35	$12,065	1.20%	—
2017	Lowest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	Highest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	All contract charges	—	36	$14,423	1.04%	—

EQ/Moderate Allocation
2021	Lowest contract charge 0.00% Class A	$548.50	—	—	—	8.42%
	Highest contract charge 0.90% Class A	$455.68	—	—	—	7.44%
	All contract charges	—	1,198	$693,170	2.54%	—

FSA-157

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation (Continued)
2020	Lowest contract charge 0.00% Class A	$505.91	—	—	—	11.26%
	Highest contract charge 0.90% Class A	$424.11	—	—	—	10.26%
	All contract charges	—	1,238	$690,114	2.17%	—
2019	Lowest contract charge 0.00% Class A	$454.71	—	—	—	15.53%
	Highest contract charge 0.90% Class A	$384.65	—	—	—	14.50%
	All contract charges	—	1,254	$684,021	1.59%	—
2018	Lowest contract charge 0.00% Class A	$393.57	—	—	—	(4.77)%
	Highest contract charge 0.90% Class A	$335.95	—	—	—	(5.63)%
	All contract charges	—	1,323	$648,238	1.53%	—
2017	Lowest contract charge 0.00% Class A	$413.27	—	—	—	11.05%
	Highest contract charge 0.90% Class A	$355.99	—	—	—	10.05%
	All contract charges	—	1,321	$738,975	1.22%	—

EQ/Moderate Allocation
2021	Lowest contract charge 0.00% Class B	$270.06	—	—	—	8.42%
	Highest contract charge 0.60% Class B	$240.70	—	—	—	7.77%
	All contract charges	—	859	$182,147	2.54%	—
2020	Lowest contract charge 0.00% Class B	$249.09	—	—	—	11.26%
	Highest contract charge 0.60% Class B	$223.35	—	—	—	10.59%
	All contract charges	—	816	$173,108	2.17%	—
2019	Lowest contract charge 0.00% Class B	$223.88	—	—	—	15.53%
	Highest contract charge 0.60% Class B	$201.96	—	—	—	14.85%
	All contract charges	—	761	$164,652	1.59%	—
2018	Lowest contract charge 0.00% Class B	$193.78	—	—	—	(4.77)%
	Highest contract charge 0.60% Class B	$175.85	—	—	—	(5.35)%
	All contract charges	—	809	$151,465	1.53%	—
2017	Lowest contract charge 0.00% Class B	$203.48	—	—	—	11.05%
	Highest contract charge 0.60% Class B	$185.78	—	—	—	10.38%
	All contract charges	—	790	$155,114	1.22%	—

EQ/Moderate Growth Strategy
2021	Lowest contract charge 0.00% Class IB	$246.34	—	—	—	11.88%
	Highest contract charge 0.00% Class IB	$246.34	—	—	—	11.88%
	All contract charges	—	637	$156,950	2.04%	—
2020	Lowest contract charge 0.00% Class IB	$220.18	—	—	—	12.38%
	Highest contract charge 0.00% Class IB	$220.18	—	—	—	12.38%
	All contract charges	—	640	$140,860	1.95%	—
2019	Lowest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	Highest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	All contract charges	—	648	$127,003	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	Highest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	All contract charges	—	643	$106,743	1.23%	—
2017	Lowest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	Highest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	All contract charges	—	626	$109,617	1.41%	—

EQ/Moderate-Plus Allocation
2021	Lowest contract charge 0.00% Class A	$343.15	—	—	—	12.68%
	Highest contract charge 0.90% Class A	$290.96	—	—	—	11.66%
	All contract charges	—	1,261	$209,999	3.50%	—
2020	Lowest contract charge 0.00% Class A	$304.54	—	—	—	14.10%
	Highest contract charge 0.90% Class A	$260.57	—	—	—	13.07%
	All contract charges	—	1,270	$193,066	2.53%	—
2019	Lowest contract charge 0.00% Class A	$266.91	—	—	—	19.99%
	Highest contract charge 0.90% Class A	$230.44	—	—	—	18.91%
	All contract charges	—	1,306	$182,308	1.58%	—

FSA-158

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation (Continued)
2018	Lowest contract charge 0.00% Class A	$222.44	—	—	—	(6.84)%
	Highest contract charge 0.90% Class A	$193.79	—	—	—	(7.68)%
	All contract charges	—	1,190	$158,878	1.57%	—
2017	Lowest contract charge 0.00% Class A	$238.76	—	—	—	14.89%
	Highest contract charge 0.90% Class A	$209.91	—	—	—	13.86%
	All contract charges	—	1,176	$189,691	1.39%	—

EQ/Moderate-Plus Allocation
2021	Lowest contract charge 0.00% Class B	$336.15	—	—	—	12.68%
	Highest contract charge 0.60% Class B	$301.19	—	—	—	12.00%
	All contract charges	—	1,307	$330,016	3.50%	—
2020	Lowest contract charge 0.00% Class B	$298.33	—	—	—	14.10%
	Highest contract charge 0.60% Class B	$268.92	—	—	—	13.42%
	All contract charges	—	1,062	$295,380	2.53%	—
2019	Lowest contract charge 0.00% Class B	$261.46	—	—	—	19.99%
	Highest contract charge 0.60% Class B	$237.11	—	—	—	19.28%
	All contract charges	—	1,036	$267,122	1.58%	—
2018	Lowest contract charge 0.00% Class B	$217.90	—	—	—	(6.84)%
	Highest contract charge 0.60% Class B	$198.79	—	—	—	(7.40)%
	All contract charges	—	1,084	$233,271	1.57%	—
2017	Lowest contract charge 0.00% Class B	$233.89	—	—	—	14.89%
	Highest contract charge 0.60% Class B	$214.67	—	—	—	14.20%
	All contract charges	—	1,158	$267,770	1.39%	—

EQ/Money Market
2021	Lowest contract charge 0.00% Class IA	$178.31	—	—	—	0.19%
	Highest contract charge 0.90% Class IA	$148.13	—	—	—	(0.72)%
	All contract charges	—	1,435	$104,556	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$177.98	—	—	—	0.20%
	Highest contract charge 0.90% Class IA	$149.20	—	—	—	(0.70)%
	All contract charges	—	1,626	$111,117	0.18%	—
2019	Lowest contract charge 0.00% Class IA	$177.62	—	—	—	1.52%
	Highest contract charge 0.90% Class IA	$150.25	—	—	—	0.60%
	All contract charges	—	2,082	$100,472	1.50%	—
2018	Lowest contract charge 0.00% Class IA	$174.96	—	—	—	1.27%
	Highest contract charge 0.90% Class IA	$149.35	—	—	—	0.36%
	All contract charges	—	1,469	$101,491	1.25%	—
2017	Lowest contract charge 0.00% Class IA	$172.76	—	—	—	0.40%
	Highest contract charge 0.90% Class IA	$148.82	—	—	—	(0.50)%
	All contract charges	—	1,389	$100,524	0.39%	—

EQ/Money Market
2021	Lowest contract charge 0.00% Class IB	$136.26	—	—	—	0.18%
	Highest contract charge 0.60% Class IB	$124.36	—	—	—	(0.42)%
	All contract charges	—	909	$58,332	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$136.01	—	—	—	0.21%
	Highest contract charge 0.60% Class IB	$124.88	—	—	—	(0.40)%
	All contract charges	—	635	$52,815	0.18%	—
2019	Lowest contract charge 0.00% Class IB	$135.73	—	—	—	1.52%
	Highest contract charge 0.60% Class IB	$125.38	—	—	—	0.91%
	All contract charges	—	426	$55,856	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$133.70	—	—	—	1.27%
	Highest contract charge 0.60% Class IB	$124.25	—	—	—	0.66%
	All contract charges	—	331	$42,439	1.25%	—
2017	Lowest contract charge 0.00% Class IB	$132.02	—	—	—	0.40%
	Highest contract charge 0.60% Class IB	$123.43	—	—	—	(0.20)%
	All contract charges	—	418	$53,555	0.39%	—

FSA-159

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Morgan Stanley Small Cap Growth(m)
2021	Lowest contract charge 0.00% Class IB	$184.32	—	—	—	2.75%
	Highest contract charge 0.90% Class IB	$181.66	—	—	—	1.83%
	All contract charges	—	266	$44,103	0.00%	—
2020	Lowest contract charge 0.00% Class IB(e)	$179.38	—	—	—	75.38%
	Highest contract charge 0.90% Class IB(n)	$178.39	—	—	—	74.52%
	All contract charges	—	224	$39,182	0.00%	—

EQ/PIMCO Global Real Return
2021	Lowest contract charge 0.00% Class IB	$116.31	—	—	—	4.19%
	Highest contract charge 0.00% Class IB	$116.31	—	—	—	4.19%
	All contract charges	—	8	$170	18.22%	—
2020	Lowest contract charge 0.00% Class IB	$111.63	—	—	—	10.52%
	Highest contract charge 0.00% Class IB	$111.63	—	—	—	10.52%
	All contract charges	—	—	$28	0.00%	—
2019	Lowest contract charge 0.00% Class IB(c)	$101.00	—	—	—	0.52%
	Highest contract charge 0.00% Class IB(c)	$101.00	—	—	—	0.52%
	All contract charges	—	—	$—	11.94%	—

EQ/PIMCO Real Return
2021	Lowest contract charge 0.00% Class IB	$156.60	—	—	—	5.32%
	Highest contract charge 0.90% Class IB	$140.90	—	—	—	4.38%
	All contract charges	—	490	$35,999	4.03%	—
2020	Lowest contract charge 0.00% Class IB	$148.69	—	—	—	11.34%
	Highest contract charge 0.90% Class IB	$134.99	—	—	—	10.34%
	All contract charges	—	342	$31,066	1.44%	—
2019	Lowest contract charge 0.00% Class IB	$133.54	—	—	—	8.39%
	Highest contract charge 0.90% Class IB	$122.34	—	—	—	7.42%
	All contract charges	—	306	$25,573	1.99%	—
2018	Lowest contract charge 0.00% Class IB(b)	$123.20	—	—	—	0.40%
	Highest contract charge 0.90% Class IB(b)	$113.89	—	—	—	0.23%
	All contract charges	—	305	$24,169	0.46%	—

EQ/PIMCO Total Return
2021	Lowest contract charge 0.00% Class IB	$151.12	—	—	—	(1.42)%
	Highest contract charge 0.90% Class IB	$135.96	—	—	—	(2.31)%
	All contract charges	—	953	$82,552	1.66%	—
2020	Lowest contract charge 0.00% Class IB	$153.30	—	—	—	8.63%
	Highest contract charge 0.90% Class IB	$139.18	—	—	—	7.66%
	All contract charges	—	916	$88,922	1.85%	—
2019	Lowest contract charge 0.00% Class IB	$141.12	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$129.28	—	—	—	7.63%
	All contract charges	—	856	$81,032	2.10%	—
2018	Lowest contract charge 0.00% Class IB(b)	$129.93	—	—	—	1.75%
	Highest contract charge 0.90% Class IB(b)	$120.11	—	—	—	1.57%
	All contract charges	—	735	$68,223	0.69%	—

EQ/PIMCO Ultra Short Bond
2021	Lowest contract charge 0.00% Class IA	$125.14	—	—	—	(0.45)%
	Highest contract charge 0.90% Class IA	$109.57	—	—	—	(1.35)%
	All contract charges	—	127	$15,092	0.43%	—
2020	Lowest contract charge 0.00% Class IA	$125.71	—	—	—	1.11%
	Highest contract charge 0.90% Class IA	$111.07	—	—	—	0.21%
	All contract charges	—	124	$14,858	0.70%	—
2019	Lowest contract charge 0.00% Class IA	$124.33	—	—	—	2.55%
	Highest contract charge 0.90% Class IA	$110.84	—	—	—	1.62%
	All contract charges	—	124	$14,617	2.25%	—
2018	Lowest contract charge 0.00% Class IA	$121.24	—	—	—	0.97%
	Highest contract charge 0.90% Class IA	$109.07	—	—	—	0.05%
	All contract charges	—	136	$15,866	1.99%	—

FSA-160

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond (Continued)
2017	Lowest contract charge 0.00% Class IA	$120.08	—	—	—	1.88%
	Highest contract charge 0.90% Class IA	$109.02	—	—	—	0.97%
	All contract charges	—	138	$15,815	1.32%	—

EQ/PIMCO Ultra Short Bond
2021	Lowest contract charge 0.00% Class IB	$128.25	—	—	—	(0.45)%
	Highest contract charge 0.60% Class IB	$113.93	—	—	—	(1.06)%
	All contract charges	—	179	$19,500	0.43%	—
2020	Lowest contract charge 0.00% Class IB	$128.83	—	—	—	1.11%
	Highest contract charge 0.60% Class IB	$115.15	—	—	—	0.52%
	All contract charges	—	145	$17,313	0.70%	—
2019	Lowest contract charge 0.00% Class IB	$127.42	—	—	—	2.56%
	Highest contract charge 0.60% Class IB	$114.56	—	—	—	1.93%
	All contract charges	—	139	$17,320	2.25%	—
2018	Lowest contract charge 0.00% Class IB	$124.24	—	—	—	0.95%
	Highest contract charge 0.60% Class IB	$112.39	—	—	—	0.35%
	All contract charges	—	145	$17,517	1.99%	—
2017	Lowest contract charge 0.00% Class IB	$123.07	—	—	—	1.90%
	Highest contract charge 0.60% Class IB	$112.00	—	—	—	1.28%
	All contract charges	—	146	$17,454	1.32%	—

EQ/Quality Bond PLUS
2021	Lowest contract charge 0.00% Class IA	$281.95	—	—	—	(2.11)%
	Highest contract charge 0.90% Class IA	$206.02	—	—	—	(3.00)%
	All contract charges	—	226	$22,967	0.75%	—
2020	Lowest contract charge 0.00% Class IA	$288.04	—	—	—	5.97%
	Highest contract charge 0.90% Class IA	$212.39	—	—	—	5.02%
	All contract charges	—	189	$25,236	1.33%	—
2019	Lowest contract charge 0.00% Class IA	$271.80	—	—	—	5.63%
	Highest contract charge 0.90% Class IA	$202.23	—	—	—	4.68%
	All contract charges	—	176	$22,553	1.54%	—
2018	Lowest contract charge 0.00% Class IA	$257.31	—	—	—	0.12%
	Highest contract charge 0.90% Class IA	$193.19	—	—	—	(0.79)%
	All contract charges	—	163	$22,879	1.68%	—
2017	Lowest contract charge 0.00% Class IA	$257.00	—	—	—	1.39%
	Highest contract charge 0.90% Class IA	$194.72	—	—	—	0.48%
	All contract charges	—	173	$25,722	1.17%	—

EQ/Quality Bond PLUS
2021	Lowest contract charge 0.00% Class IB	$190.25	—	—	—	(2.11)%
	Highest contract charge 0.60% Class IB	$165.72	—	—	—	(2.71)%
	All contract charges	—	107	$18,788	0.75%	—
2020	Lowest contract charge 0.00% Class IB	$194.36	—	—	—	5.98%
	Highest contract charge 0.60% Class IB	$170.33	—	—	—	5.34%
	All contract charges	—	108	$19,417	1.33%	—
2019	Lowest contract charge 0.00% Class IB	$183.40	—	—	—	5.63%
	Highest contract charge 0.60% Class IB	$161.70	—	—	—	5.00%
	All contract charges	—	112	$18,800	1.54%	—
2018	Lowest contract charge 0.00% Class IB	$173.62	—	—	—	0.12%
	Highest contract charge 0.60% Class IB	$154.00	—	—	—	(0.48)%
	All contract charges	—	116	$18,748	1.68%	—
2017	Lowest contract charge 0.00% Class IB	$173.41	—	—	—	1.39%
	Highest contract charge 0.60% Class IB	$154.75	—	—	—	0.79%
	All contract charges	—	122	$19,553	1.17%	—

EQ/Small Company Index
2021	Lowest contract charge 0.00% Class IA	$789.88	—	—	—	15.06%
	Highest contract charge 0.90% Class IA	$586.72	—	—	—	14.03%
	All contract charges	—	233	$77,641	0.67%	—

FSA-161

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index (Continued)
2020	Lowest contract charge 0.00% Class IA	$686.49	—	—	—	19.73%
	Highest contract charge 0.90% Class IA	$514.55	—	—	—	18.66%
	All contract charges	—	211	$63,268	1.07%	—
2019	Lowest contract charge 0.00% Class IA	$573.36	—	—	—	25.21%
	Highest contract charge 0.90% Class IA	$433.65	—	—	—	24.08%
	All contract charges	—	230	$56,399	1.11%	—
2018	Lowest contract charge 0.00% Class IA	$457.91	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IA	$349.48	—	—	—	(12.11)%
	All contract charges	—	219	$47,905	0.96%	—
2017	Lowest contract charge 0.00% Class IA	$516.30	—	—	—	14.01%
	Highest contract charge 0.90% Class IA	$397.65	—	—	—	12.99%
	All contract charges	—	211	$56,792	1.08%	—

EQ/Small Company Index
2021	Lowest contract charge 0.00% Class IB	$573.46	—	—	—	15.06%
	Highest contract charge 0.90% Class IB	$512.79	—	—	—	14.02%
	All contract charges	—	274	$78,603	0.67%	—
2020	Lowest contract charge 0.00% Class IB	$498.40	—	—	—	19.73%
	Highest contract charge 0.90% Class IB	$449.72	—	—	—	18.66%
	All contract charges	—	157	$65,897	1.07%	—
2019	Lowest contract charge 0.00% Class IB	$416.26	—	—	—	25.21%
	Highest contract charge 0.90% Class IB	$379.01	—	—	—	24.08%
	All contract charges	—	128	$53,095	1.11%	—
2018	Lowest contract charge 0.00% Class IB	$332.45	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IB	$305.45	—	—	—	(12.11)%
	All contract charges	—	125	$41,433	0.96%	—
2017	Lowest contract charge 0.00% Class IB	$374.84	—	—	—	14.01%
	Highest contract charge 0.90% Class IB	$347.55	—	—	—	12.99%
	All contract charges	—	120	$44,655	1.08%	—

EQ/T. Rowe Price Growth Stock
2021	Lowest contract charge 0.00% Class IA	$510.44	—	—	—	13.83%
	Highest contract charge 0.60% Class IA	$466.77	—	—	—	13.15%
	All contract charges	—	513	$46,415	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$448.43	—	—	—	36.55%
	Highest contract charge 0.60% Class IA	$412.54	—	—	—	35.74%
	All contract charges	—	507	$40,309	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$328.39	—	—	—	31.10%
	Highest contract charge 0.60% Class IA	$303.93	—	—	—	30.31%
	All contract charges	—	440	$25,699	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$250.49	—	—	—	(1.61)%
	Highest contract charge 0.60% Class IA	$233.23	—	—	—	(2.21)%
	All contract charges	—	353	$15,577	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$254.60	—	—	—	33.37%
	Highest contract charge 0.60% Class IA	$238.50	—	—	—	32.57%
	All contract charges	—	229	$10,385	0.00%	—

EQ/T. Rowe Price Growth Stock
2021	Lowest contract charge 0.00% Class IB	$597.87	—	—	—	13.83%
	Highest contract charge 0.90% Class IB	$441.13	—	—	—	12.80%
	All contract charges	—	657	$180,181	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$525.24	—	—	—	36.55%
	Highest contract charge 0.90% Class IB	$391.06	—	—	—	35.33%
	All contract charges	—	481	$162,397	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$384.64	—	—	—	31.10%
	Highest contract charge 0.90% Class IB	$288.97	—	—	—	29.92%
	All contract charges	—	372	$123,594	0.00%	—

FSA-162

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Growth Stock (Continued)
2018	Lowest contract charge 0.00% Class IB	$293.39	—	—	—	(1.62)%
	Highest contract charge 0.90% Class IB	$222.42	—	—	—	(2.51)%
	All contract charges	—	390	$98,799	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$298.21	—	—	—	33.37%
	Highest contract charge 0.90% Class IB	$228.14	—	—	—	32.17%
	All contract charges	—	394	$101,528	0.00%	—

EQ/T. Rowe Price Health Sciences
2021	Lowest contract charge 0.00% Class IB	$69.78	—	—	—	9.51%
	Highest contract charge 0.00% Class IB	$69.78	—	—	—	9.51%
	All contract charges	—	230	$14,302	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$63.72	—	—	—	26.91%
	Highest contract charge 0.00% Class IB	$63.72	—	—	—	26.91%
	All contract charges	—	158	$10,848	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	Highest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	All contract charges	—	121	$7,496	0.00%	—
2018	Lowest contract charge 0.00% Class IB(b)	$39.13	—	—	—	(9.44)%
	Highest contract charge 0.90% Class IB(b)	$39.13	—	—	—	(9.44)%
	All contract charges	—	134	$7,851	0.00%	—

EQ/Value Equity
2021	Lowest contract charge 0.00% Class IA	$573.38	—	—	—	25.37%
	Highest contract charge 0.60% Class IA	$513.78	—	—	—	24.62%
	All contract charges	—	254	$48,378	0.68%	—
2020	Lowest contract charge 0.00% Class IA	$457.34	—	—	—	2.82%
	Highest contract charge 0.60% Class IA	$412.28	—	—	—	2.20%
	All contract charges	—	251	$39,981	1.96%	—
2019	Lowest contract charge 0.00% Class IA	$444.81	—	—	—	23.43%
	Highest contract charge 0.60% Class IA	$403.40	—	—	—	22.69%
	All contract charges	—	247	$40,507	1.92%	—
2018	Lowest contract charge 0.00% Class IA	$360.36	—	—	—	(8.02)%
	Highest contract charge 0.60% Class IA	$328.79	—	—	—	(8.57)%
	All contract charges	—	244	$35,722	1.60%	—
2017	Lowest contract charge 0.00% Class IA	$391.76	—	—	—	8.11%
	Highest contract charge 0.60% Class IA	$359.60	—	—	—	7.46%
	All contract charges	—	247	$41,840	1.40%	—

EQ/Value Equity
2021	Lowest contract charge 0.00% Class IB	$754.65	—	—	—	25.37%
	Highest contract charge 0.90% Class IB	$603.81	—	—	—	24.24%
	All contract charges	—	331	$202,308	0.68%	—
2020	Lowest contract charge 0.00% Class IB	$601.93	—	—	—	2.82%
	Highest contract charge 0.90% Class IB	$485.99	—	—	—	1.89%
	All contract charges	—	325	$168,927	1.96%	—
2019	Lowest contract charge 0.00% Class IB	$585.44	—	—	—	23.44%
	Highest contract charge 0.90% Class IB	$476.96	—	—	—	22.32%
	All contract charges	—	321	$167,995	1.92%	—
2018	Lowest contract charge 0.00% Class IB	$474.29	—	—	—	(8.01)%
	Highest contract charge 0.90% Class IB	$389.92	—	—	—	(8.85)%
	All contract charges	—	347	$147,522	1.60%	—
2017	Lowest contract charge 0.00% Class IB	$515.61	—	—	—	8.11%
	Highest contract charge 0.90% Class IB	$427.76	—	—	—	7.14%
	All contract charges	—	369	$170,709	1.40%	—

EQ/ ellington Energy
2021	Lowest contract charge 0.00% Class IB	$6.23	—	—	—	35.43%
	Highest contract charge 0.90% Class IB	$56.08	—	—	—	34.39%
	All contract charges	—	476	$15,210	3.31%	—

FSA-163

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ ellington Energy (Continued)
2020	Lowest contract charge 0.00% Class IB	$4.60	—	—	—	(37.24)%
	Highest contract charge 0.90% Class IB	$41.73	—	—	—	(37.89)%
	All contract charges	—	383	$10,094	3.79%	—
2019	Lowest contract charge 0.00% Class IB	$7.33	—	—	—	0.96%
	Highest contract charge 0.90% Class IB	$67.19	—	—	—	0.09%
	All contract charges	—	275	$11,061	0.99%	—
2018	Lowest contract charge 0.00% Class IB(b)	$7.26	—	—	—	(31.51)%
	Highest contract charge 0.90% Class IB(b)	$67.13	—	—	—	(31.59)%
	All contract charges	—	250	$10,239	0.10%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2021	Lowest contract charge 0.00% Service Class 2	$407.70	—	—	—	13.69%
	Highest contract charge 0.00% Service Class 2	$407.70	—	—	—	13.69%
	All contract charges	—	19	$1,564	1.21%	—
2020	Lowest contract charge 0.00% Service Class 2	$358.62	—	—	—	16.95%
	Highest contract charge 0.00% Service Class 2	$358.62	—	—	—	16.95%
	All contract charges	—	14	$1,329	0.91%	—
2019	Lowest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	Highest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	All contract charges	—	13	$1,209	1.26%	—
2018	Lowest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	Highest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	All contract charges	—	14	$1,145	0.99%	—
2017	Lowest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	Highest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	All contract charges	0	15	$1,590	1.05%	—

Fidelity® VIP Equity-Income Portfolio
2021	Lowest contract charge 0.00% Service Class 2	$506.29	—	—	—	24.60%
	Highest contract charge 0.00% Service Class 2	$506.29	—	—	—	24.60%
	All contract charges	—	104	$5,421	1.74%	—
2020	Lowest contract charge 0.00% Service Class 2	$406.32	—	—	—	6.44%
	Highest contract charge 0.00% Service Class 2	$406.32	—	—	—	6.44%
	All contract charges	—	65	$2,968	1.75%	—
2019	Lowest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	Highest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	All contract charges	—	59	$2,414	1.97%	—
2018	Lowest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	Highest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	All contract charges	—	47	$1,605	2.14%	—
2017	Lowest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	Highest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	All contract charges	—	47	$1,798	1.52%	—

Fidelity® VIP Government Money Market Portfolio
2021	Lowest contract charge 0.00% Service Class 2	$104.20	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$104.20	—	—	—	0.01%
	All contract charges	—	132	$2,269	0.01%	—
2020	Lowest contract charge 0.00% Service Class 2	$104.19	—	—	—	0.23%
	Highest contract charge 0.00% Service Class 2	$104.19	—	—	—	0.23%
	All contract charges	—	106	$2,199	0.20%	—
2019	Lowest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	Highest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	All contract charges	—	109	$1,568	1.74%	—
2018	Lowest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	Highest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	All contract charges	—	105	$1,467	1.43%	—

FSA-164

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Government Money Market Portfolio (Continued)
2017	Lowest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	Highest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	All contract charges	—	96	$1,089	0.43%	—

Fidelity® VIP Growth & Income Portfolio
2021	Lowest contract charge 0.00% Service Class 2	$524.15	—	—	—	25.64%
	Highest contract charge 0.90% Service Class 2	$347.12	—	—	—	24.51%
	All contract charges	—	178	$20,279	2.35%	—
2020	Lowest contract charge 0.00% Service Class 2	$417.19	—	—	—	7.60%
	Highest contract charge 0.90% Service Class 2	$278.79	—	—	—	6.62%
	All contract charges	—	115	$13,488	1.99%	—
2019	Lowest contract charge 0.00% Service Class 2	$387.74	—	—	—	29.68%
	Highest contract charge 0.90% Service Class 2	$261.47	—	—	—	28.51%
	All contract charges	—	97	$11,521	3.48%	—
2018	Lowest contract charge 0.00% Service Class 2	$299.00	—	—	—	(9.19)%
	Highest contract charge 0.90% Service Class 2	$203.46	—	—	—	(10.01)%
	All contract charges	—	88	$8,795	0.19%	—
2017	Lowest contract charge 0.00% Service Class 2	$329.27	—	—	—	16.61%
	Highest contract charge 0.90% Service Class 2	$226.10	—	—	—	15.56%
	All contract charges	—	85	$10,171	1.04%	—

Fidelity® VIP High Income Portfolio
2021	Lowest contract charge 0.00% Service Class 2	$310.75	—	—	—	4.29%
	Highest contract charge 0.00% Service Class 2	$310.75	—	—	—	4.29%
	All contract charges	—	74	$3,420	5.79%	—
2020	Lowest contract charge 0.00% Service Class 2	$297.96	—	—	—	2.42%
	Highest contract charge 0.00% Service Class 2	$297.96	—	—	—	2.42%
	All contract charges	—	69	$2,772	4.75%	—
2019	Lowest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	Highest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	All contract charges	—	68	$3,285	5.34%	—
2018	Lowest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	Highest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	All contract charges	—	60	$2,637	5.00%	—
2017	Lowest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	Highest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	All contract charges	—	78	$4,071	5.22%	—

Fidelity® VIP Investment Grade Bond Portfolio
2021	Lowest contract charge 0.00% Service Class 2	$208.98	—	—	—	(0.90)%
	Highest contract charge 0.00% Service Class 2	$208.98	—	—	—	(0.90)%
	All contract charges	—	805	$24,112	1.29%	—
2020	Lowest contract charge 0.00% Service Class 2	$210.87	—	—	—	9.16%
	Highest contract charge 0.00% Service Class 2	$210.87	—	—	—	9.16%
	All contract charges	—	949	$57,788	2.09%	—
2019	Lowest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	Highest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	All contract charges	—	929	$41,574	2.65%	—
2018	Lowest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	Highest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	All contract charges	—	771	$36,813	2.34%	—
2017	Lowest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	Highest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	All contract charges	—	588	$16,362	1.80%	—

Fidelity® VIP Mid Cap Portfolio
2021	Lowest contract charge 0.00% Service Class 2	$902.03	—	—	—	25.30%
	Highest contract charge 0.90% Service Class 2	$308.71	—	—	—	24.18%
	All contract charges	—	320	$49,646	0.38%	—

FSA-165

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Mid Cap Portfolio (Continued)
2020	Lowest contract charge 0.00% Service Class 2	$719.87	—	—	—	17.87%
	Highest contract charge 0.90% Service Class 2	$248.60	—	—	—	16.81%
	All contract charges	—	290	$39,241	0.41%	—
2019	Lowest contract charge 0.00% Service Class 2	$610.74	—	—	—	23.17%
	Highest contract charge 0.90% Service Class 2	$212.83	—	—	—	22.06%
	All contract charges	—	262	$32,751	0.67%	—
2018	Lowest contract charge 0.00% Service Class 2	$495.85	—	—	—	(14.77)%
	Highest contract charge 0.90% Service Class 2	$174.36	—	—	—	(15.54)%
	All contract charges	—	289	$28,415	0.41%	—
2017	Lowest contract charge 0.00% Service Class 2	$581.78	—	—	—	20.53%
	Highest contract charge 0.90% Service Class 2	$206.45	—	—	—	19.45%
	All contract charges	—	238	$31,628	0.51%	—

Fidelity® VIP Value Portfolio
2021	Lowest contract charge 0.00% Service Class 2	$534.67	—	—	—	29.72%
	Highest contract charge 0.00% Service Class 2	$534.67	—	—	—	29.72%
	All contract charges	—	80	$2,591	1.82%	—
2020	Lowest contract charge 0.00% Service Class 2	$412.18	—	—	—	6.02%
	Highest contract charge 0.00% Service Class 2	$412.18	—	—	—	6.02%
	All contract charges	—	29	$1,349	1.31%	—
2019	Lowest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	Highest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	All contract charges	—	25	$1,133	1.22%	—
2018	Lowest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	Highest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	All contract charges	—	36	$1,304	0.96%	—
2017	Lowest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	Highest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	All contract charges	—	15	$808	1.08%	—

Fidelity® VIP Value Strategies Portfolio
2021	Lowest contract charge 0.00% Service Class 2	$684.63	—	—	—	33.34%
	Highest contract charge 0.00% Service Class 2	$684.63	—	—	—	33.34%
	All contract charges	—	12	$847	1.86%	—
2020	Lowest contract charge 0.00% Service Class 2	$513.44	—	—	—	8.02%
	Highest contract charge 0.00% Service Class 2	$513.44	—	—	—	8.02%
	All contract charges	—	5	$287	1.06%	—
2019	Lowest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	Highest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	All contract charges	—	3	$194	1.24%	—
2018	Lowest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	Highest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	All contract charges	—	7	$287	0.58%	—
2017	Lowest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	Highest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	All contract charges	—	6	$529	1.32%	—

Franklin Mutual Shares VIP Fund
2021	Lowest contract charge 0.00% Class 2	$241.21	—	—	—	19.17%
	Highest contract charge 0.90% Class 2	$217.01	—	—	—	18.09%
	All contract charges	—	95	$9,716	2.94%	—
2020	Lowest contract charge 0.00% Class 2	$202.41	—	—	—	(5.04)%
	Highest contract charge 0.90% Class 2	$183.76	—	—	—	(5.90)%
	All contract charges	—	91	$8,399	2.78%	—
2019	Lowest contract charge 0.00% Class 2	$213.16	—	—	—	22.57%
	Highest contract charge 0.90% Class 2	$195.28	—	—	—	21.47%
	All contract charges	—	92	$9,861	1.85%	—

FSA-166

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Franklin Mutual Shares VIP Fund (Continued)
2018	Lowest contract charge 0.00% Class 2	$173.91	—	—	—	(9.07)%
	Highest contract charge 0.90% Class 2	$160.77	—	—	—	(9.89)%
	All contract charges	—	85	$8,151	2.27%	—
2017	Lowest contract charge 0.00% Class 2	$191.25	—	—	—	8.35%
	Highest contract charge 0.90% Class 2	$178.41	—	—	—	7.37%
	All contract charges	—	101	$10,881	2.25%	—

Franklin Small Cap Value VIP Fund
2021	Lowest contract charge 0.00% Class 2	$322.92	—	—	—	25.37%
	Highest contract charge 0.90% Class 2	$290.53	—	—	—	24.24%
	All contract charges	—	351	$22,920	1.00%	—
2020	Lowest contract charge 0.00% Class 2	$257.58	—	—	—	5.19%
	Highest contract charge 0.90% Class 2	$233.85	—	—	—	4.24%
	All contract charges	—	300	$16,104	1.50%	—
2019	Lowest contract charge 0.00% Class 2	$244.88	—	—	—	26.35%
	Highest contract charge 0.90% Class 2	$224.33	—	—	—	25.21%
	All contract charges	—	204	$13,349	1.07%	—
2018	Lowest contract charge 0.00% Class 2	$193.81	—	—	—	(12.87)%
	Highest contract charge 0.90% Class 2	$179.16	—	—	—	(13.67)%
	All contract charges	—	214	$11,102	0.90%	—
2017	Lowest contract charge 0.00% Class 2	$222.45	—	—	—	10.65%
	Highest contract charge 0.90% Class 2	$207.52	—	—	—	9.66%
	All contract charges	—	199	$12,256	0.51%	—

Invesco V.I. Diversified Dividend Fund
2021	Lowest contract charge 0.00% Series II	$276.71	—	—	—	18.59%
	Highest contract charge 0.00% Series II	$276.71	—	—	—	18.59%
	All contract charges	—	606	$19,814	2.00%	—
2020	Lowest contract charge 0.00% Series II	$233.33	—	—	—	(0.13)%
	Highest contract charge 0.00% Series II	$233.33	—	—	—	(0.13)%
	All contract charges	—	607	$16,387	2.88%	—
2019	Lowest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	Highest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	All contract charges	—	625	$17,863	2.73%	—
2018	Lowest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	Highest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	All contract charges	—	583	$13,523	2.25%	—
2017	Lowest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	Highest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	All contract charges	—	574	$14,465	1.49%	—

Invesco V.I. Main Street Mid Cap Fund
2021	Lowest contract charge 0.00% Series II	$267.37	—	—	—	22.87%
	Highest contract charge 0.90% Series II	$240.54	—	—	—	21.76%
	All contract charges	—	41	$4,705	0.25%	—
2020	Lowest contract charge 0.00% Series II	$217.61	—	—	—	8.94%
	Highest contract charge 0.90% Series II	$197.56	—	—	—	7.96%
	All contract charges	—	39	$3,792	0.48%	—
2019	Lowest contract charge 0.00% Series II	$199.75	—	—	—	25.04%
	Highest contract charge 0.90% Series II	$182.99	—	—	—	23.91%
	All contract charges	—	47	$4,248	0.21%	—
2018	Lowest contract charge 0.00% Series II	$159.75	—	—	—	(11.60)%
	Highest contract charge 0.90% Series II	$147.68	—	—	—	(12.40)%
	All contract charges	—	46	$3,493	0.13%	—
2017	Lowest contract charge 0.00% Series II	$180.71	—	—	—	14.65%
	Highest contract charge 0.90% Series II	$168.58	—	—	—	13.62%
	All contract charges	—	37	$3,804	0.31%	—

FSA-167

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Small Cap Equity Fund
2021	Lowest contract charge 0.00% Series II	$337.11	—	—	—	20.10%
	Highest contract charge 0.90% Series II	$303.29	—	—	—	19.01%
	All contract charges	—	72	$10,218	0.00%	—
2020	Lowest contract charge 0.00% Series II	$280.70	—	—	—	26.86%
	Highest contract charge 0.90% Series II	$254.84	—	—	—	25.73%
	All contract charges	—	53	$7,669	0.03%	—
2019	Lowest contract charge 0.00% Series II	$221.26	—	—	—	26.33%
	Highest contract charge 0.90% Series II	$202.69	—	—	—	25.19%
	All contract charges	—	50	$6,207	0.00%	—
2018	Lowest contract charge 0.00% Series II	$175.15	—	—	—	(15.27)%
	Highest contract charge 0.90% Series II	$161.91	—	—	—	(16.04)%
	All contract charges	—	49	$5,092	0.00%	—
2017	Lowest contract charge 0.00% Series II	$206.72	—	—	—	13.73%
	Highest contract charge 0.90% Series II	$192.84	—	—	—	12.71%
	All contract charges	—	39	$5,917	0.00%	—

Janus Henderson Balanced Portfolio
2021	Lowest contract charge 0.00% Class Service Shares(o)	$11.09	—	—	—	10.13%
	Highest contract charge 0.00% Class Service Shares(o)	$11.09	—	—	—	10.13%
	All contract charges	—	—	$7	0.61%	—

Lord Abbett Series Fund — Bond Debenture Portfolio
2021	Lowest contract charge 0.00% Class VC Shares	$115.76	—	—	—	3.43%
	Highest contract charge 0.00% Class VC Shares	$115.76	—	—	—	3.43%
	All contract charges	—	68	$907	4.81%	—
2020	Lowest contract charge 0.00% Class VC Shares	$111.92	—	—	—	7.46%
	Highest contract charge 0.00% Class VC Shares	$111.92	—	—	—	7.46%
	All contract charges	—	19	$240	19.20%	—
2019	Lowest contract charge 0.00% Class VC Shares(c)	$104.15	—	—	—	2.11%
	Highest contract charge 0.00% Class VC Shares(c)	$104.15	—	—	—	2.11%
	All contract charges	—	—	$—	0.00%	—

MFS® Investors Trust Series
2021	Lowest contract charge 0.00% Service Class	$411.57	—	—	—	26.51%
	Highest contract charge 0.90% Service Class	$370.29	—	—	—	25.37%
	All contract charges	—	15	$6,188	0.40%	—
2020	Lowest contract charge 0.00% Service Class	$325.33	—	—	—	13.60%
	Highest contract charge 0.90% Service Class	$295.36	—	—	—	12.58%
	All contract charges	—	14	$4,212	0.42%	—
2019	Lowest contract charge 0.00% Service Class	$286.39	—	—	—	31.25%
	Highest contract charge 0.90% Service Class	$262.36	—	—	—	30.07%
	All contract charges	—	16	$4,515	0.48%	—
2018	Lowest contract charge 0.00% Service Class	$218.20	—	—	—	(5.71)%
	Highest contract charge 0.90% Service Class	$201.71	—	—	—	(6.56)%
	All contract charges	—	14	$3,162	0.42%	—
2017	Lowest contract charge 0.00% Service Class	$231.41	—	—	—	23.02%
	Highest contract charge 0.90% Service Class	$215.88	—	—	—	21.92%
	All contract charges	—	18	$4,027	0.57%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2021	Lowest contract charge 0.00% Service Class	$521.27	—	—	—	25.66%
	Highest contract charge 0.90% Service Class	$468.99	—	—	—	24.53%
	All contract charges	—	27	$14,080	0.03%	—
2020	Lowest contract charge 0.00% Service Class	$414.83	—	—	—	22.20%
	Highest contract charge 0.90% Service Class	$376.62	—	—	—	21.10%
	All contract charges	—	29	$12,089	0.22%	—

FSA-168

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Massachusetts Investors Growth Stock Portfolio (Continued)
2019	Lowest contract charge 0.00% Service Class	$339.48	—	—	—	39.59%
	Highest contract charge 0.90% Service Class	$311.00	—	—	—	38.33%
	All contract charges	—	36	$11,873	0.36%	—
2018	Lowest contract charge 0.00% Service Class	$243.20	—	—	—	0.57%
	Highest contract charge 0.90% Service Class	$224.83	—	—	—	(0.33)%
	All contract charges	—	26	$5,987	0.32%	—
2017	Lowest contract charge 0.00% Service Class	$241.81	—	—	—	28.10%
	Highest contract charge 0.90% Service Class	$225.58	—	—	—	26.95%
	All contract charges	—	20	$4,741	0.41%	—

Multimanager Aggressive Equity
2021	Lowest contract charge 0.00% Class IA	$869.97	—	—	—	20.50%
	Highest contract charge 0.90% Class IA	$826.56	—	—	—	19.42%
	All contract charges	—	377	$707,067	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$721.95	—	—	—	38.82%
	Highest contract charge 0.90% Class IA	$692.16	—	—	—	37.57%
	All contract charges	—	388	$623,036	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$520.07	—	—	—	33.35%
	Highest contract charge 0.90% Class IA	$503.13	—	—	—	32.15%
	All contract charges	—	422	$493,784	0.76%	—
2018	Lowest contract charge 0.00% Class IA	$390.01	—	—	—	(0.21)%
	Highest contract charge 0.90% Class IA	$380.73	—	—	—	(1.11)%
	All contract charges	—	442	$396,908	0.13%	—
2017	Lowest contract charge 0.00% Class IA	$390.83	—	—	—	30.35%
	Highest contract charge 0.90% Class IA	$385.02	—	—	—	29.18%
	All contract charges	—	466	$423,844	0.16%	—

Multimanager Aggressive Equity
2021	Lowest contract charge 0.00% Class IB	$443.08	—	—	—	20.50%
	Highest contract charge 0.60% Class IB	$388.29	—	—	—	19.78%
	All contract charges	—	168	$57,417	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$367.70	—	—	—	38.82%
	Highest contract charge 0.60% Class IB	$324.17	—	—	—	37.99%
	All contract charges	—	150	$49,503	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$264.88	—	—	—	33.35%
	Highest contract charge 0.60% Class IB	$234.93	—	—	—	32.55%
	All contract charges	—	160	$39,428	0.76%	—
2018	Lowest contract charge 0.00% Class IB	$198.63	—	—	—	(0.21)%
	Highest contract charge 0.60% Class IB	$177.24	—	—	—	(0.81)%
	All contract charges	—	168	$31,185	0.13%	—
2017	Lowest contract charge 0.00% Class IB	$199.05	—	—	—	30.35%
	Highest contract charge 0.60% Class IB	$178.69	—	—	—	29.57%
	All contract charges	—	175	$32,450	0.16%	—

Multimanager Core Bond
2021	Lowest contract charge 0.00% Class IA	$200.53	—	—	—	(1.43)%
	Highest contract charge 0.60% Class IA	$187.51	—	—	—	(2.02)%
	All contract charges	—	205	$21,019	1.45%	—
2020	Lowest contract charge 0.00% Class IA	$203.44	—	—	—	6.26%
	Highest contract charge 0.60% Class IA	$191.38	—	—	—	5.62%
	All contract charges	—	196	$20,836	1.93%	—
2019	Lowest contract charge 0.00% Class IA	$191.46	—	—	—	7.38%
	Highest contract charge 0.60% Class IA	$181.19	—	—	—	6.74%
	All contract charges	—	193	$19,616	2.14%	—
2018	Lowest contract charge 0.00% Class IA	$178.30	—	—	—	(0.40)%
	Highest contract charge 0.60% Class IA	$169.75	—	—	—	(1.00)%
	All contract charges	—	187	$19,048	2.71%	—

FSA-169

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Core Bond (Continued)
2017	Lowest contract charge 0.00% Class IA	$179.01	—	—	—	3.00%
	Highest contract charge 0.60% Class IA	$171.47	—	—	—	2.38%
	All contract charges	—	180	$20,013	2.08%	—

Multimanager Core Bond
2021	Lowest contract charge 0.00% Class IB	$206.71	—	—	—	(1.43)%
	Highest contract charge 0.90% Class IB	$172.53	—	—	—	(2.32)%
	All contract charges	—	224	$43,566	1.45%	—
2020	Lowest contract charge 0.00% Class IB	$209.71	—	—	—	6.26%
	Highest contract charge 0.90% Class IB	$176.62	—	—	—	5.31%
	All contract charges	—	224	$43,888	1.93%	—
2019	Lowest contract charge 0.00% Class IB	$197.36	—	—	—	7.38%
	Highest contract charge 0.90% Class IB	$167.72	—	—	—	6.41%
	All contract charges	—	231	$42,942	2.14%	—
2018	Lowest contract charge 0.00% Class IB	$183.79	—	—	—	(0.40)%
	Highest contract charge 0.90% Class IB	$157.61	—	—	—	(1.30)%
	All contract charges	—	236	$40,858	2.71%	—
2017	Lowest contract charge 0.00% Class IB	$184.52	—	—	—	3.00%
	Highest contract charge 0.90% Class IB	$159.68	—	—	—	2.08%
	All contract charges	—	256	$44,615	2.08%	—

Multimanager Technology
2021	Lowest contract charge 0.00% Class IA	$1,847.01	—	—	—	20.82%
	Highest contract charge 0.60% Class IA	$915.97	—	—	—	20.10%
	All contract charges	—	90	$52,833	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$1,528.68	—	—	—	53.27%
	Highest contract charge 0.60% Class IA	$762.68	—	—	—	52.35%
	All contract charges	—	80	$44,996	0.12%	—
2019	Lowest contract charge 0.00% Class IA	$997.39	—	—	—	37.87%
	Highest contract charge 0.60% Class IA	$500.61	—	—	—	37.04%
	All contract charges	—	67	$28,563	0.15%	—
2018	Lowest contract charge 0.00% Class IA	$723.43	—	—	—	2.29%
	Highest contract charge 0.60% Class IA	$365.30	—	—	—	1.68%
	All contract charges	—	68	$23,252	0.16%	—
2017	Lowest contract charge 0.00% Class IA	$707.20	—	—	—	39.12%
	Highest contract charge 0.60% Class IA	$359.27	—	—	—	38.29%
	All contract charges	—	42	$22,064	0.00%	—

Multimanager Technology
2021	Lowest contract charge 0.00% Class IB	$1,501.58	—	—	—	20.82%
	Highest contract charge 0.90% Class IB	$772.50	—	—	—	19.74%
	All contract charges	—	345	$231,063	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$1,242.78	—	—	—	53.27%
	Highest contract charge 0.90% Class IB	$645.17	—	—	—	51.89%
	All contract charges	—	290	$200,982	0.12%	—
2019	Lowest contract charge 0.00% Class IB	$810.86	—	—	—	37.87%
	Highest contract charge 0.90% Class IB	$424.76	—	—	—	36.63%
	All contract charges	—	276	$139,845	0.15%	—
2018	Lowest contract charge 0.00% Class IB	$588.13	—	—	—	2.29%
	Highest contract charge 0.90% Class IB	$310.88	—	—	—	1.37%
	All contract charges	—	293	$107,753	0.16%	—
2017	Lowest contract charge 0.00% Class IB	$574.94	—	—	—	39.12%
	Highest contract charge 0.90% Class IB	$306.69	—	—	—	37.88%
	All contract charges	—	292	$105,528	0.00%	—

Natural Resources Portfolio
2021	Lowest contract charge 0.00% Class II	$76.99	—	—	—	25.02%
	Highest contract charge 0.00% Class II	$76.99	—	—	—	25.02%
	All contract charges	—	108	$2,855	0.00%	—

FSA-170

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Natural Resources Portfolio (Continued)
2020	Lowest contract charge 0.00% Class II	$61.58	—	—	—	11.82%
	Highest contract charge 0.00% Class II	$61.58	—	—	—	11.82%
	All contract charges	—	89	$1,607	0.00%	—
2019	Lowest contract charge 0.00% Class II	$55.07	—	—	—	10.25%
	Highest contract charge 0.00% Class II	$55.07	—	—	—	10.25%
	All contract charges	—	79	$1,356	0.00%	—
2018	Lowest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	Highest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	All contract charges	—	92	$1,916	0.00%	—
2017	Lowest contract charge 0.00% Class II	$61.23	—	—	—	(0.54)%
	Highest contract charge 0.00% Class II	$61.23	—	—	—	(0.54)%
	All contract charges	—	118	$4,277	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2021	Lowest contract charge 0.00% Advisor Class	$93.85	—	—	—	33.10%
	Highest contract charge 0.90% Advisor Class	$84.44	—	—	—	31.92%
	All contract charges	—	200	$17,425	4.14%	—
2020	Lowest contract charge 0.00% Advisor Class	$70.51	—	—	—	1.23%
	Highest contract charge 0.90% Advisor Class	$64.01	—	—	—	0.31%
	All contract charges	—	182	$12,315	6.14%	—
2019	Lowest contract charge 0.00% Advisor Class	$69.65	—	—	—	11.35%
	Highest contract charge 0.90% Advisor Class	$63.81	—	—	—	10.36%
	All contract charges	—	165	$11,305	4.35%	—
2018	Lowest contract charge 0.00% Advisor Class	$62.55	—	—	—	(14.21)%
	Highest contract charge 0.90% Advisor Class	$57.82	—	—	—	(14.98)%
	All contract charges	—	154	$9,531	1.97%	—
2017	Lowest contract charge 0.00% Advisor Class	$72.91	—	—	—	2.06%
	Highest contract charge 0.90% Advisor Class	$68.01	—	—	—	1.13%
	All contract charges	—	147	$10,603	10.89%	—

T. Rowe Price Equity Income Portfolio
2021	Lowest contract charge 0.00% Class II	$302.59	—	—	—	25.21%
	Highest contract charge 0.90% Class II	$272.24	—	—	—	24.09%
	All contract charges	—	119	$22,898	1.40%	—
2020	Lowest contract charge 0.00% Class II	$241.66	—	—	—	0.96%
	Highest contract charge 0.90% Class II	$219.39	—	—	—	0.05%
	All contract charges	—	79	$17,191	2.12%	—
2019	Lowest contract charge 0.00% Class II	$239.36	—	—	—	26.04%
	Highest contract charge 0.90% Class II	$219.28	—	—	—	24.91%
	All contract charges	—	69	$16,187	2.08%	—
2018	Lowest contract charge 0.00% Class II	$189.91	—	—	—	(9.69)%
	Highest contract charge 0.90% Class II	$175.55	—	—	—	(10.51)%
	All contract charges	—	70	$13,050	1.80%	—
2017	Lowest contract charge 0.00% Class II	$210.29	—	—	—	15.73%
	Highest contract charge 0.90% Class II	$196.17	—	—	—	14.69%
	All contract charges	—	68	$13,994	1.51%	—

Target 2015 Allocation
2021	Lowest contract charge 0.00% Class B	$203.37	—	—	—	6.27%
	Highest contract charge 0.00% Class B	$203.37	—	—	—	6.27%
	All contract charges	—	29	$1,259	0.98%	—
2020	Lowest contract charge 0.00% Class B	$191.38	—	—	—	10.31%
	Highest contract charge 0.00% Class B	$191.38	—	—	—	10.31%
	All contract charges	—	85	$2,807	2.22%	—
2019	Lowest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	Highest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	All contract charges	—	66	$2,298	1.94%	—

FSA-171

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2015 Allocation (Continued)
2018	Lowest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	Highest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	All contract charges	—	47	$1,710	1.80%	—
2017	Lowest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	Highest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	All contract charges	—	34	$1,892	1.51%	—

Target 2025 Allocation
2021	Lowest contract charge 0.00% Class B	$240.00	—	—	—	10.73%
	Highest contract charge 0.80% Class B	$154.15	—	—	—	9.85%
	All contract charges	—	134	$11,210	1.40%	—
2020	Lowest contract charge 0.00% Class B	$216.74	—	—	—	12.28%
	Highest contract charge 0.80% Class B	$140.33	—	—	—	11.37%
	All contract charges	—	169	$16,063	1.88%	—
2019	Lowest contract charge 0.00% Class B	$193.04	—	—	—	19.37%
	Highest contract charge 0.80% Class B	$126.00	—	—	—	18.43%
	All contract charges	—	174	$14,449	1.94%	—
2018	Lowest contract charge 0.00% Class B	$161.71	—	—	—	(6.15)%
	Highest contract charge 0.80% Class B	$106.39	—	—	—	(6.90)%
	All contract charges	—	154	$9,626	1.77%	—
2017	Lowest contract charge 0.00% Class B	$172.30	—	—	—	15.42%
	Highest contract charge 0.80% Class B	$114.28	—	—	—	14.50%
	All contract charges	—	119	$7,645	1.85%	—

Target 2035 Allocation
2021	Lowest contract charge 0.00% Class B	$265.77	—	—	—	14.07%
	Highest contract charge 0.60% Class B	$168.89	—	—	—	13.39%
	All contract charges	—	120	$9,388	1.56%	—
2020	Lowest contract charge 0.00% Class B	$232.99	—	—	—	13.68%
	Highest contract charge 0.60% Class B	$148.95	—	—	—	12.99%
	All contract charges	—	210	$10,674	1.86%	—
2019	Lowest contract charge 0.00% Class B	$204.95	—	—	—	22.33%
	Highest contract charge 0.60% Class B	$131.82	—	—	—	21.59%
	All contract charges	—	155	$7,266	1.74%	—
2018	Lowest contract charge 0.00% Class B	$167.54	—	—	—	(7.17)%
	Highest contract charge 0.60% Class B	$108.41	—	—	—	(7.73)%
	All contract charges	—	83	$4,750	1.71%	—
2017	Lowest contract charge 0.00% Class B	$180.49	—	—	—	17.77%
	Highest contract charge 0.60% Class B	$117.49	—	—	—	17.06%
	All contract charges	—	52	$3,313	1.79%	—

Target 2045 Allocation
2021	Lowest contract charge 0.00% Class B	$281.81	—	—	—	16.32%
	Highest contract charge 0.80% Class B	$174.68	—	—	—	15.38%
	All contract charges	—	107	$7,371	1.97%	—
2020	Lowest contract charge 0.00% Class B	$242.28	—	—	—	14.09%
	Highest contract charge 0.80% Class B	$151.39	—	—	—	13.18%
	All contract charges	—	90	$6,033	1.63%	—
2019	Lowest contract charge 0.00% Class B	$212.36	—	—	—	24.34%
	Highest contract charge 0.60% Class B	$135.03	—	—	—	23.60%
	All contract charges	—	74	$4,947	1.86%	—
2018	Lowest contract charge 0.00% Class B	$170.79	—	—	—	(7.98)%
	Highest contract charge 0.60% Class B	$109.25	—	—	—	(8.54)%
	All contract charges	—	51	$2,829	1.88%	—
2017	Lowest contract charge 0.00% Class B	$185.61	—	—	—	19.69%
	Highest contract charge 0.60% Class B	$119.45	—	—	—	18.97%
	All contract charges	—	28	$1,776	1.71%	—

FSA-172

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2055 Allocation
2021	Lowest contract charge 0.00% Class B	$196.61	—	—	—	18.26%
	Highest contract charge 0.60% Class B	$188.87	—	—	—	17.56%
	All contract charges	—	70	$5,365	2.30%	—
2020	Lowest contract charge 0.00% Class B	$166.25	—	—	—	14.92%
	Highest contract charge 0.60% Class B	$160.66	—	—	—	14.22%
	All contract charges	—	54	$3,649	2.03%	—
2019	Lowest contract charge 0.00% Class B	$144.67	—	—	—	26.79%
	Highest contract charge 0.60% Class B	$140.66	—	—	—	26.03%
	All contract charges	—	33	$1,713	1.81%	—
2018	Lowest contract charge 0.00% Class B	$114.10	—	—	—	(8.79)%
	Highest contract charge 0.60% Class B	$111.61	—	—	—	(9.33)%
	All contract charges	—	15	$937	1.82%	—
2017	Lowest contract charge 0.00% Class B	$125.09	—	—	—	21.79%
	Highest contract charge 0.60% Class B	$123.10	—	—	—	21.07%
	All contract charges	—	8	$606	1.71%	—

Templeton Developing Markets VIP Fund
2021	Lowest contract charge 0.00% Class 2	$153.43	—	—	—	(5.74)%
	Highest contract charge 0.90% Class 2	$138.03	—	—	—	(6.59)%
	All contract charges	—	196	$22,005	0.89%	—
2020	Lowest contract charge 0.00% Class 2	$162.77	—	—	—	17.19%
	Highest contract charge 0.90% Class 2	$147.77	—	—	—	16.13%
	All contract charges	—	142	$22,234	4.11%	—
2019	Lowest contract charge 0.00% Class 2	$138.90	—	—	—	26.70%
	Highest contract charge 0.90% Class 2	$127.25	—	—	—	25.56%
	All contract charges	—	135	$18,318	1.04%	—
2018	Lowest contract charge 0.00% Class 2	$109.63	—	—	—	(15.80)%
	Highest contract charge 0.90% Class 2	$101.35	—	—	—	(16.56)%
	All contract charges	—	160	$17,140	0.80%	—
2017	Lowest contract charge 0.00% Class 2	$130.20	—	—	—	40.41%
	Highest contract charge 0.90% Class 2	$121.46	—	—	—	39.16%
	All contract charges	—	137	$17,444	0.96%	—

Templeton Global Bond VIP Fund
2021	Lowest contract charge 0.00% Class 2	$116.64	—	—	—	(4.99)%
	Highest contract charge 0.90% Class 2	$104.94	—	—	—	(5.85)%
	All contract charges	—	717	$43,887	0.00%	—
2020	Lowest contract charge 0.00% Class 2	$122.77	—	—	—	(5.28)%
	Highest contract charge 0.90% Class 2	$111.46	—	—	—	(6.13)%
	All contract charges	—	661	$42,826	8.36%	—
2019	Lowest contract charge 0.00% Class 2	$129.62	—	—	—	2.01%
	Highest contract charge 0.90% Class 2	$118.74	—	—	—	1.09%
	All contract charges	—	668	$48,514	7.12%	—
2018	Lowest contract charge 0.00% Class 2	$127.06	—	—	—	1.94%
	Highest contract charge 0.90% Class 2	$117.46	—	—	—	1.01%
	All contract charges	—	643	$46,400	0.00%	—
2017	Lowest contract charge 0.00% Class 2	$124.64	—	—	—	1.92%
	Highest contract charge 0.90% Class 2	$116.28	—	—	—	1.02%
	All contract charges	—	586	$45,630	0.00%	—

Templeton Growth VIP Fund
2021	Lowest contract charge 0.00% Class 2	$197.52	—	—	—	4.87%
	Highest contract charge 0.90% Class 2	$177.71	—	—	—	3.93%
	All contract charges	—	35	$6,784	1.09%	—
2020	Lowest contract charge 0.00% Class 2	$188.35	—	—	—	5.80%
	Highest contract charge 0.90% Class 2	$170.99	—	—	—	4.84%
	All contract charges	—	28	$5,081	2.91%	—

FSA-173

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Growth VIP Fund (Continued)
2019	Lowest contract charge 0.00% Class 2	$178.02	—	—	—	15.15%
	Highest contract charge 0.90% Class 2	$163.09	—	—	—	14.12%
	All contract charges	—	29	$4,967	2.77%	—
2018	Lowest contract charge 0.00% Class 2	$154.60	—	—	—	(14.85)%
	Highest contract charge 0.90% Class 2	$142.91	—	—	—	(15.62)%
	All contract charges	—	29	$4,401	1.97%	—
2017	Lowest contract charge 0.00% Class 2	$181.56	—	—	—	18.50%
	Highest contract charge 0.90% Class 2	$169.37	—	—	—	17.44%
	All contract charges	—	30	$5,260	1.60%	—

VanEck VIP Global Resources Fund
2021	Lowest contract charge 0.00% Class S Shares	$94.05	—	—	—	18.68%
	Highest contract charge 0.90% Class S Shares	$84.61	—	—	—	17.61%
	All contract charges	—	169	$15,009	0.31%	—
2020	Lowest contract charge 0.00% Class S Shares	$79.25	—	—	—	18.82%
	Highest contract charge 0.90% Class S Shares	$71.94	—	—	—	17.76%
	All contract charges	—	172	$13,284	0.77%	—
2019	Lowest contract charge 0.00% Class S Shares	$66.70	—	—	—	11.56%
	Highest contract charge 0.90% Class S Shares	$61.09	—	—	—	10.53%
	All contract charges	—	162	$10,697	0.00%	—
2018	Lowest contract charge 0.00% Class S Shares	$59.79	—	—	—	(28.42)%
	Highest contract charge 0.90% Class S Shares	$55.27	—	—	—	(29.07)%
	All contract charges	—	143	$8,441	0.00%	—
2017	Lowest contract charge 0.00% Class S Shares	$83.53	—	—	—	(1.97)%
	Highest contract charge 0.90% Class S Shares	$77.92	—	—	—	(2.86)%
	All contract charges	—	151	$12,427	0.00%	—

Vanguard Variable Insurance Fund — Equity Index Portfolio
2021	Lowest contract charge 0.60% Common Shares	$531.21	—	—	—	27.78%
	Highest contract charge 0.60% Common Shares	$531.21	—	—	—	27.78%
	All contract charges	—	39	$20,717	1.28%	—
2020	Lowest contract charge 0.60% Common Shares	$415.73	—	—	—	17.49%
	Highest contract charge 0.60% Common Shares	$415.73	—	—	—	17.49%
	All contract charges	—	40	$16,823	1.70%	—
2019	Lowest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	Highest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	All contract charges	—	42	$14,834	2.12%	—
2018	Lowest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	Highest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	All contract charges	—	48	$13,016	1.56%	—
2017	Lowest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	Highest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	All contract charges	—	31	$8,898	1.78%	—

(a)	Units were made available on May 19, 2017.
(b)	Units were made available on October 22, 2018.
(c)	Units were made available on July 15, 2019.
(d)	Units were made available on November 18, 2019, however it had no outstanding units as of December 31, 2019 and December 31, 2020.
(e)	Units were made available on November 18, 2019, however it had no outstanding units as of December 31, 2019.
(f)	EQ/Capital Group Research replaced EQ/UBS Growth & Income due to a merger on June 05, 2020.
(g)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 05, 2020.
(h)	Units were made available on June 5, 2020.
(i)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 05, 2020.
(j)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(k)	1290 VT SmartBeta Equity replaced EQ/Templeton Global Equity Managed Volatility due to a merger on June 12, 2020. Units for EQ/ Templeton Global Equity Managed Volatility were made available on November 18, 2019, however it had no outstanding units as of December 31, 2019.
(l)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.

FSA-174

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2021

8.	Financial Highlights (Concluded)

(m)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
(n)	Units were made available on June 12, 2020.
(o)	Units were made available on June 4, 2021.
(p)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.
(q)	EQ/Core Plus Bond replaced EQ/Global Bond PLUS due to a merger on June 18, 2021.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Covid-19 Impact

Throughout 2020 and 2021, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and additional risks to Equitable Financial’s business. As of December 31 2021, COVID-19 related impacts to Equitable Financial, including adverse mortality experience, have been manageable. However, because of the continued uncertainty as to future events around the pandemic, the extent and nature of the full financial impact cannot reasonably be estimated at this time. Management will continue to monitor developments, and its impact on the fair value of the Portfolios in which the Variable Investment Options invest.

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2021 through April 15, 2022, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-175

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of Equitable Financial Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Amortization and Valuation of Deferred Policy Acquisition Costs (“DAC”) related to Variable Annuity Products with Guaranteed Minimum Benefits

As described in Note 2 to the consolidated financial statements, DAC represents acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business that are deferred. A significant portion of the $4.3 billion DAC as of December 31, 2021, is associated with the variable annuity products with guaranteed minimum benefits. DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, Universal Life and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The DAC amortization and valuation estimates for these products are determined using models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread.

The principal considerations for our determination that performing procedures relating to the amortization and valuation of DAC related to variable annuity products with guaranteed minimum benefits is a critical audit matter are (i) the significant judgment by management when determining the amortization and valuation estimates, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the relevant models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to amortization and valuation of DAC related to variable annuity products with guaranteed minimum benefits, including controls over the relevant models and development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the amortization and valuation estimates of DAC, which included (i) testing the completeness and accuracy of the historical data used by management to develop and update the significant assumptions, (ii) testing that significant assumptions are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant models and the reasonableness of the significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread based on consideration of the Company’s experience, industry trends, and market conditions, as applicable.

Valuation of Guaranteed Minimum Benefit Features related to Certain Life and Annuity Contracts included within Future Policy Benefits and Other Policyholders’ Liabilities and Amounts Due From Reinsurers

As described in Note 2 to the consolidated financial statements, future policy benefits and other policyholders’ liabilities of $36.9 billion as of December 31, 2021, includes reserves related to guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefit (“GMIB”) features for certain life and annuity contracts, other than those accounted for as embedded derivatives. Amounts due from reinsurers of $13.3 billion as of December 31, 2021, includes reinsurance recoverables related to GMDB and GMIB features for certain life and annuity contracts ceded under reinsurance contracts other than those accounted for as embedded derivatives. For certain contracts with guaranteed minimum benefit features, the benefits are accounted for as reserves and determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Amounts due from reinsurers, other than those accounted for as embedded derivatives, are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

The principal considerations for our determination that performing procedures relating to the valuation of guaranteed minimum benefit features related to certain life and annuity contracts included within future policy benefits and other policyholders’ liabilities and amounts due from reinsurers is a critical audit matter are (i) the significant judgment by management when determining the valuation of these guaranteed minimum benefit features, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the relevant models and significant assumptions of expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates (collectively referred to as “the significant assumptions”), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to valuation of guaranteed minimum benefit features related to certain life and annuity contracts, including controls over the relevant models and development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the valuation of the guaranteed minimum benefit features, which included (i) testing the completeness and accuracy of the historical data used by management to develop and update the significant assumptions, (ii) testing that significant assumptions are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant models and the reasonableness of the significant assumptions based on consideration of the Company’s experience, industry trends, and market conditions, as applicable.

Valuation of GMIB Features accounted for as Derivatives included within Future Policy Benefits and Other Policyholders’ Liabilities, GMIB Reinsurance Contract Asset, at fair value and Amounts Due from Reinsurers

As described in Notes 2 and 7 to the consolidated financial statements, the Company issues certain annuity contracts that contain GMIB features that are accounted for as embedded derivatives, recorded at fair value and presented within policy benefits and other policyholders’ liabilities. The reinsurance of certain of these GMIB features are accounted for as embedded derivatives and are presented at fair value within amounts due from reinsurers. Additionally, there are ceded reinsurance contracts that are net settled, accounted for as a derivative at fair value and presented within GMIB reinsurance contract asset, at fair value. As of December 31, 2021, the fair value of the GMIB features accounted for as embedded derivatives and presented within future policy benefits and other policyholders’ liabilities was $8.5 billion, GMIB reinsurance contract asset, at fair value was $2.1 billion, and amounts due from reinsurers was $5.8 billion. Management determined the fair values the of the GMIB features presented as embedded derivatives using a discounted cash flow valuation technique that incorporates significant unobservable inputs with respect to (i) non-performance risk, lapse rates, withdrawal rates, annuitization rates, and mortality rates for future policy benefits and other policyholders’ liabilities, and (ii) non-performance risk, lapse rates, withdrawal rates, utilization rates, volatility rates, and mortality rates for the GMIB reinsurance contract asset, at fair value and the amounts due from reinsurers.

The principal considerations for our determination that performing procedures relating to the valuation of GMIB features accounted for as derivatives and included within future policy benefits and other policyholders’ liabilities, GMIB reinsurance contract asset, at fair value, and amounts due from reinsurers is a critical audit matter are (i) the significant judgment by management when determining the fair values of the GMIB features accounted for as derivatives, (ii) a high degree of auditor judgment, subjectivity, and effort in performing procedures and evaluating audit evidence relating to the valuation technique and significant unobservable inputs with related to non-performance risk, lapse rates, withdrawal rates, annuitization rates, and mortality rates for the reinsurance contract asset and the amounts due from reinsurers, and non-performance risk, lapse rates, withdrawal rates, annuitization rates and mortality rates for future policyholders’ liabilities (collectively referred to as “the significant unobservable inputs”), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to determining the fair value of the GMIB features accounted for as derivatives included within future policy benefits and other policyholders’ liabilities, GMIB reinsurance contract asset, at fair value, and amounts due from reinsurers, including controls over the valuation technique and determination of significant unobservable inputs. These procedures also included, among others, testing management’s process for determining the fair value of the GMIB features accounted for as derivatives, which included (i) testing the completeness and accuracy of the historical data used by management to develop and update the significant unobservable inputs, (ii) testing that significant unobservable inputs are accurately reflected in the relevant valuation technique, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the valuation technique and the reasonableness of the significant unobservable inputs based on consideration of the Company’s experience, industry trends, and market conditions, as applicable.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the Company’s auditor since 1993.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2021 AND 2020

	December 31,
	2021	2020
	(in millions, except share data)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $68,636 and $68,136) (allowance for credit losses of $22 and $13)	$73,076	$76,353
Mortgage loans on real estate (net of allowance for credit losses of $62 and $81)	14,016	13,142
Policy loans	3,540	3,635
Other equity investments(1)	2,759	1,342
Trading securities, at fair value	379	5,340
Other invested assets	2,910	2,383

Total investments	96,680	102,195
Cash and cash equivalents	1,815	2,043
Deferred policy acquisition costs	4,267	3,816
Amounts due from reinsurers (allowance for credit losses of $5 and $5 ) (includes amounts accounted for at fair value of $5,813 and $—)(3)	13,300	3,053
Loans to affiliates	1,900	900
GMIB reinsurance contract asset, at fair value	2,068	2,859
Current and deferred income taxes	842	—
Other assets	3,023	3,078
Separate Accounts assets	143,912	133,350

Total Assets	$267,807	$251,294

LIABILITIES
Policyholders’ account balances	$75,467	$63,109
Future policy benefits and other policyholders’ liabilities	36,851	40,151
Broker-dealer related payables	630	1,064
Amounts due to reinsurers	135	122
Current and deferred income taxes	—	234
Other liabilities	2,078	1,580
Separate Accounts liabilities	143,912	133,350

Total Liabilities	$259,073	$239,610
Redeemable noncontrolling interest(2)	$28	$41

Commitments and contingent liabilities (Note 16)

EQUITY
Equity attributable to Equitable Financial:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	8,546	7,841
Retained earnings	(2,199)	(795)
Accumulated other comprehensive income (loss)	2,357	4,595

Total Equity	8,706	11,643

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$267,807	$251,294

(1)	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.
(2)	See Note 18 of the Notes to these Consolidated Financial Statements for details of redeemable noncontrolling interest.
(3)

Represents the fair value of the ceded reserves to Venerable. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable transaction and Note 7 of the Notes to these Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
REVENUES
Policy charges and fee income	$3,391	$3,464	$3,487
Premiums	750	806	936
Net derivative gains (losses)	(4,685)	(1,541)	(3,831)
Net investment income (loss)	3,483	3,208	3,298
Investment gains (losses), net:
Credit losses on available-for-sale debt securities and loans	2	(58)	—
Other investment gains (losses), net	851	845	206

Total investment gains (losses), net	853	787	206

Investment management and service fees	1,004	1,010	1,022
Other income	93	57	56

Total revenues	4,889	7,791	5,174

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	2,982	4,951	4,088
Interest credited to policyholders’ account balances	1,128	1,118	1,149
Compensation and benefits	328	309	335
Commissions	700	636	629
Interest expense	1	—	4
Amortization of deferred policy acquisition costs	456	1,333	520
Other operating costs and expenses	1,164	830	912

Total benefits and other deductions	6,759	9,177	7,637

Income (loss) from continuing operations, before income taxes	(1,870)	(1,386)	(2,463)
Income tax (expense) benefit	474	627	579

Net income (loss)	(1,396)	(759)	(1,884)
Less: Net income (loss) attributable to the noncontrolling interest	—	—	5

Net income (loss) attributable to Equitable Financial	$(1,396)	$(759)	$(1,889)

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,396)	$(759)	$(1,884)

Other comprehensive income (loss), net of income taxes:
Change in unrealized gains (losses), net of adjustments(1)	(2,238)	2,999	2,095
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	—	—	2

Other comprehensive income (loss), net of income taxes	(2,238)	2,999	2,097

Comprehensive income (loss)	(3,634)	2,240	213

Less: Comprehensive income (loss) attributable to the noncontrolling interest(1)	—	—	5

Comprehensive income (loss) attributable to Equitable Financial	$(3,634)	$2,240	$208

(1)	See Note 15 of the Notes to these Consolidated Financial Statements for details of change in unrealized gains (losses), net of adjustments.
(2)	Amounts for the year ended December 31, 2019 were reclassified to conform to the current year’s presentation.

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Year Ended December 31,
	Equitable Financial Equity
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Non-controlling Interest	Total Equity
	(in millions)
January 1, 2021	$2	$7,841	$(795)	$4,595	$11,643	$—	$11,643
Dividend to parent company	—	—	(8)	—	(8)	—	(8)
Capital contribution from parent company	—	750	—	—	750	—	750
Net income (loss)	—	—	(1,396)	—	(1,396)	—	(1,396)
Other comprehensive income (loss)	—	—	—	(2,238)	(2,238)	—	(2,238)
Other	—	(45)	—	—	(45)	—	(45)

December 31, 2021	$2	$8,546	$(2,199)	$2,357	$8,706	$—	$8,706

January 1, 2020	$2	$7,809	$2,145	$1,596	$11,552	$13	$11,565
Dividend to parent company	—	—	(2,149)	—	(2,149)	—	(2,149)
Cumulative effect of adoption of ASU 2016-03, CECL	—	—	(32)	—	(32)	—	(32)
Net income (loss)	—	—	(759)	—	(759)	(1)	(760)
Other comprehensive income (loss)	—	—	—	2,999	2,999	—	2,999
Other	—	32	—	—	32	(12)	20

December 31, 2020	$2	$7,841	$(795)	$4,595	$11,643	$—	$11,643

January 1, 2019	$2	$7,807	$5,039	$(501)	$12,347	$12	$12,359
Dividend to parent	—	—	(1,005)	—	(1,005)	—	(1,005)
Transfer of AB Holding	—	—	—	—	—	—	—
Net income (loss)	—	—	(1,889)	—	(1,889)	—	(1,889)
Other comprehensive	—	—	—	2,097	2,097	—	2,097
Other	—	2	—	—	2	1	3

December 31, 2019	$2	$7,809	$2,145	$1,596	$11,552	$13	$11,565

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Cash flows from operating activities:
Net income (loss)	$(1,396)	$(759)	$(1,884)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,128	1,118	1,149
Policy charges and fee income	(3,391)	(3,464)	(3,487)
Net derivative (gains) losses	4,685	1,541	3,831
Credit losses on AFS debt securities and loans	(2)	58	—
Investment (gains) losses, net	(851)	(845)	(206)
Realized and unrealized (gains) losses on trading securities	58	(106)	(429)
Non-cash long-term incentive compensation expense	(16)	29	3
Amortization of deferred cost of reinsurance asset	—	—	(7)
Amortization and depreciation	316	1,249	391
Equity (income) loss from limited partnerships	(489)	(74)	(73)
Changes in:
Net broker-dealer and customer related receivables/payables	—	—	4
Reinsurance recoverable(1)	(1,165)	(283)	(183)
Capitalization of deferred policy acquisition costs	(724)	(565)	(648)
Future policy benefits	(181)	1,857	1,084
Current and deferred income taxes	(481)	(306)	(329)
Other, net	575	(218)	178

Net cash provided by (used in) operating activities	$(1,934)	$(768)	$(606)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$33,815	$18,453	$12,450
Mortgage loans on real estate	1,677	630	952
Trading account securities	5,062	1,913	10,209
Real estate joint ventures	—	55	5
Short-term investments	87	1,494	2,548
Other	1,720	973	253
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(42,573)	(26,402)	(28,537)
Mortgage loans on real estate	(2,546)	(1,747)	(1,240)
Trading account securities	(164)	(534)	(1,067)
Short-term investments	(6)	(1,098)	(2,762)
Other	(2,663)	(1,174)	(408)
Cash settlements related to derivative instruments, net	(5,981)	1,204	(961)
Issuance of loans to affiliates	(1,000)	—	(900)
Repayments of loans to affiliates	—	300	300
Investment in capitalized software, leasehold improvements and EDP equipment	(59)	(66)	(65)
Other, net	78	(406)	(55)

Net cash provided by (used in) investing activities	$(12,553)	$(6,405)	$(9,278)

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(CONTINUED)

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$16,930	$10,928	$12,283
Withdrawals	(7,073)	(4,370)	(4,641)
Transfer (to) from Separate Accounts	2,159	2,517	1,869
Change in collateralized pledged assets	34	(140)	(69)
Change in collateralized pledged liabilities	1,411	859	1,359
Capital contribution from parent company	750	—	—
Shareholder dividend paid	(7)	(2,149)	(1,005)
Purchase (redemption) of noncontrolling interests of consolidated company-sponsored investment funds	13	9	19
Repayment of loans from affiliates	—	—	(572)
Increase (decrease) in securities sold under agreement to repurchase	—	—	(573)
Other, net	42	70	84

Net cash provided by (used in) financing activities	$14,259	$7,724	$8,754

Change in cash and cash equivalents	(228)	551	(1,130)
Cash and cash equivalents, beginning of year	2,043	1,492	2,622

Cash and cash equivalents, end of year	$1,815	$2,043	$1,492

Supplemental cash flow information:
Interest paid	$—	$—	$(4)

Income taxes (refunded) paid	$(7)	$(323)	$(252)

Non-cash transactions from investing and financing activities:
Transfer of assets to reinsurer	$(9,023)	$—	$—

(1)	Amount includes cash paid for Venerable Transaction of $494 million (see Note 1 of the Notes to these Consolidated Financial Statements).

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Equitable Financial’s (collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Holdings. Equitable Financial is a stock life insurance company organized in 1859 under the laws of the State of New York.

The Company’s two principal subsidiaries include Equitable Distributors, LLC (“Equitable Distributors”) and Equitable Investment Management Group, LLC (“EIMG”), which both are wholly-owned indirect subsidiaries of Holdings.

On June 1, 2021, Holdings completed the sale (the “Venerable Transaction”) of CS Life to Venerable Insurance and Annuity Company, an insurance company domiciled in Iowa (“VIAC”), pursuant to the Master Transaction Agreement, dated October 27, 2020 (the “Master Transaction Agreement”), among the Company, VIAC and, solely with respect to Article XIV thereof, Venerable Holdings, Inc., a Delaware corporation (“Venerable”). VIAC issued a surplus note in aggregate principal amount of $60 million, to Equitable Financial for cash consideration.

Immediately following the closing of the Venerable Transaction, CS Life and Equitable Financial entered into a coinsurance and modified coinsurance agreement (the “Reinsurance Agreement”), pursuant to which Equitable Financial ceded to CS Life, on a combined coinsurance and modified coinsurance basis, the Block, comprised of non-New York “Accumulator” policies containing fixed rate Guaranteed Minimum Income Benefit and/or Guaranteed Minimum Death Benefit guarantees. At the closing of the Transaction, CS Life deposited assets supporting the general account liabilities relating to the Block into a trust account for the benefit of Equitable Financial, which assets will secure its obligations to Equitable Financial under the Reinsurance Agreement. The Company transferred assets of $9.5 billion, including primarily available for sale securities and cash, to a collateral trust account as the consideration for the reinsurance transaction. In addition, the Company recorded $9.6 billion of direct insurance liabilities ceded under the reinsurance contract, of which $5.3 billion is accounted at fair value, as the reinsurance of GMxB with no lapse guarantee riders are embedded derivatives. Additionally, $16.9 billion of Separate Account liabilities were ceded under a modified coinsurance portion of the agreement.

In addition, upon the completion of the Venerable Transaction, EIMG acquired an approximate 9.09% equity interest in Venerable’s parent holding company, VA Capital Company LLC. In connection with such investment, EIMG designated a member to the Board of Managers of VA Capital Company LLC.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those VIEs that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2021”, “2020” and “2019” refer to the years ended December 31, 2021, 2020 and 2019, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	On January 1, 2021, the Company adopted the new accounting standards update. The new guidance was applied either on a retrospective, modified retrospective or prospective basis based on the items to which the amendments relate. The adoption did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows as of the adoption date.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2020-11: Financial Services — Insurance (Topic 944): Effective Date and Early Application

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

1. Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. The ASU also prescribes the discount rate to be used in measuring the liability for future policy benefits for traditional and limited payment long-duration contracts.

2. Measurement of MRBs. MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk.

3. Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts.

4. Expanded footnote disclosures. The ASU requires additional disclosures including information about significant inputs, judgements, assumptions and methods used in measurement

In November 2020, the FASB issued ASU 2020-11 which deferred the effective date of the amendments in ASU 2018-12 for all insurance entities. ASU 2018-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. Early adoption is allowed.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

The Company continues to progress with implementation efforts and the evaluation of the impact that adoption of this guidance will have on the Company’s consolidated financial statements. Due to its extensive nature, the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial statements, as well as systems, processes and controls. Effective January 1, 2023, the new guidance will be adopted using the modified retrospective approach, except for MRBs which will use the full retrospective approach.

The Company has created a governance framework and implementation plan to ensure timely adoption of the guidance. In preparation for implementation, the Company continues to refine key accounting policy decisions, modernize processes and update internal controls. These changes include modifications of actuarial valuation systems, data sourcing, analytical procedures and reporting processes.

The impact on total equity of applying this ASU is estimated to be less than the current amount of reported AOCI as of December 31, 2021. The majority of the total equity impact as of December 31, 2021 is expected to be reflected in AOCI due to decreases in the Company’s estimate of its non-performance risk on variable annuity guarantees accounted for as MRBs for the first time under the guidance. The estimated impact to the retained earnings element of total equity as of December 31, 2021, due to accounting for variable annuity guarantees as MRBs that are not currently measured at fair value, is mitigated by the Company’s present use of a near industry low interest rate assumption of 2.25% on GMIB business. Because movements in equity markets, interest rates and credit spreads are unpredictable and at times volatile, it is possible that the estimated effects of adoption could change materially between December 31, 2021 and January 1, 2023.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
The amendments in this ASU provide optional expedients and exceptions to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.	This ASU is effective as of March 12, 2020 through December 31, 2022. On December 15, 2021, the FASB tentatively approved deferring the sunset date of the guidance in Topic 848 to December 31, 2024.	The Company is currently assessing the applicability of the optional expedients and exceptions provided under the ASU. Management is evaluating the impact that the adoption of this guidance will have on the Company’s consolidated financial statements.

Investments

The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in OCI, net of allowance for credit losses, policy related amounts and deferred income taxes. Changes in credit losses are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include REIT, perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer. Effective January 1, 2021, the Company began classifying certain preferred stock as equity securities to better reflect the economics and nature of these securities. These preferred stock securities are reported in other equity investments.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment. The Company’s management, with the assistance of its investment advisors, evaluates AFS debt securities that experienced a decline in fair value below amortized cost for credit losses which are evaluated in accordance with the new financial instruments credit losses guidance. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s IUS Committee, of various indicators of credit deterioration to determine whether the investment security has experienced a credit loss. This assessment includes, but is not limited to, consideration of the severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, and the financial strength, liquidity and continued viability of the issuer.

The Company recognizes an allowance for credit losses on AFS debt securities with a corresponding adjustment to earnings rather than a direct write down that reduces the cost basis of the investment, and credit losses are limited to the amount by which the security’s amortized cost basis exceeds its fair value. Any improvements in estimated credit losses on AFS debt securities are recognized immediately in earnings. Management does not use the length of time a security has been in an unrealized loss position as a factor, either by itself or in combination with other factors, to conclude that a credit loss does not exist.

When the Company determines that there is more than 50% likelihood that it is not going to recover the principal and interest cash flows related to an AFS debt security, the security is placed on nonaccrual status and the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in a timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting allowance is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Write-offs of AFS debt securities are recorded when all or a portion of a financial asset is deemed uncollectible. Full or partial write-offs are recorded as reductions to the amortized cost basis of the AFS debt security and deducted from the allowance in the period in which the financial assets are deemed uncollectible. The Company elected to reverse accrued interest deemed uncollectible as a reversal of interest income. In instances where the Company collects cash that it has previously written off, the recovery will be recognized through earnings or as a reduction of the amortized cost basis for interest and principal, respectively.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

COLI has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. As of December 31, 2021 and 2020, the carrying value of COLI was $1.0 billion and $989 million, respectively, and is reported in other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the OTC market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within “other invested assets” or as liabilities within “other liabilities”. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in “net derivative gains (losses)” without considering changes in the fair value of the economically associated assets or liabilities.

The Company has designated certain derivatives it uses to economically manage asset/liability risk in relationships which qualify for hedge accounting. To qualify for hedge accounting, we formally document our designation at inception of the hedge relationship as a cash flow, fair value or net investment hedge. This documentation includes our risk management objective and strategy for undertaking the hedging transaction. The Company identifies how the hedging instrument is expected to offset the designated risks related to the hedged item and the method that will be used to retrospectively and prospectively assess the hedge effectiveness. To qualify for hedge accounting, a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed and documented at inception and periodically throughout the life of the hedge accounting relationship.

The Company does not exclude any components of the hedging instrument from the effectiveness assessments and therefore does not separately measure or account for any excluded components of the hedging instrument.

While in cash flow hedge relationships, any periodic net receipts and payments from the hedging instrument are included in the income or expense line that the hedged item’s periodic income or expense is recognized. Other changes in the fair value of the hedging instrument while in a cash flow hedging relationship are reported within OCI. These amounts are deferred in AOCI until they are reclassified to Net income (loss). The reclassified amount offsets the effect of the cash flows on Net income (loss) in the same period when the hedged item affects earnings and on the same line as the hedged item.

We discontinue cash flow hedge accounting prospectively when the Company determines: (1) the hedging instrument is no longer highly effective in offsetting changes in the cash flow from the hedged risk, (2) the hedged item is no longer probable of occurring within two months of their forecast, or (3) the hedging instrument is otherwise redesignated from the hedging relationship. Changes in the fair value of the derivative after discontinuation of cash flow hedge accounting are accounted for as freestanding derivative positions not designated to hedge accounting relationships unless and until the derivative is redesignated to a hedge accounting relationship. When cash flow hedge accounting is discontinued the amounts deferred in AOCI during the hedge relationship continue to be deferred in AOCI, as long as the hedged items continue to be probable of occurring within two months of their forecast, until the hedged item affects Net income (loss). Any amount deferred in AOCI for hedged items which are no longer probable of occurring within two months of their forecast will be reclassified to “net derivative gains (losses)” at that time.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. Once those criteria are met, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and the allowance for credit losses. The Company calculates the allowance for credit losses in accordance with the CECL model in order to provide for the risk of credit losses in the lending process.

Expected credit losses for loans with similar risk characteristics are estimated on a collective (i.e., pool) basis in order to meet CECL’s risk of loss concept which requires the Company to consider possibilities of loss, even if remote.

For collectively evaluated mortgages, the Company estimates the allowance for credit losses based on the amortized cost basis of its mortgages over their expected life using a PD / LGD model. The PD/LGD model incorporates the Company’s reasonable and supportable forecast of macroeconomic information over a specified period. The length of the reasonable and supportable forecast period is reassessed on a quarterly basis and may be adjusted as appropriate over time to be consistent with macroeconomic conditions and the environment as of the reporting date. For periods beyond the reasonable and supportable forecast period, the model reverts to historical loss information. The PD and LGD are estimated at the loan-level based on loans’ current and forecasted risk characteristics as well as macroeconomic forecasts. The PD is estimated using both macroeconomic conditions as well as individual loan risk characteristics including LTV ratios, DSC ratios, seasoning, collateral type, geography, and underlying credit. The LGD is driven primarily by the type and value of collateral, and secondarily by expected liquidation costs and time to recovery.

For individually evaluated mortgages, the Company continues to recognize a valuation allowance on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value.

The CECL model is configured to the Company’s specifications and takes into consideration the detailed risk attributes of each discrete loan in the mortgage portfolio which include, but are not limited to the following:

•	LTV ratio — Derived from current loan balance divided by the fair market value of the property. An LTV ratio in excess of 100% indicates an underwater mortgage.

•	DSC ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•	Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•	Other — Any other factors such as maturity, borrower/tenant related issues, payment status, property condition, or current economic conditions may call into question the performance of the loan.

Mortgage loans that do not share similar risk characteristics with other loans in the portfolio are individually evaluated quarterly by the Company’s IUS Committee. The allowance for credit losses on these individually evaluated mortgages is a loan-specific reserve as a result of the loan review process that is recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral. The individually assessed allowance for mortgage loans can increase or decrease from period to period based on such factors.

Individually assessed loans may include, but are not limited to, mortgages that have deteriorated in credit quality such as a TDR and reasonably expected TDRs, mortgages for which foreclosure is probable, and mortgages which have been classified as “potential problem” or “problem” loans within the Company’s IUS Committee processes as described below.

Within the IUS process, commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgage loans. Based on its monthly monitoring of mortgages, a class of potential problem mortgage loans are also identified, consisting of mortgage loans not currently classified as problem mortgage loans but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being modified. The decision whether to classify a performing mortgage loan as a potential problem involves judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

Individually assessed mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is not probable. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. The Company charges off loan balances and accrued interest that are deemed uncollectible.

The components of amortized cost for mortgage loans on the consolidated balance sheets excludes accrued interest amounts because the Company presents accrued interest receivables within other assets. Once mortgage loans are placed on nonaccrual status, the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in the timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

Troubled Debt Restructuring

The Company invests in commercial and agricultural mortgage loans included in the balance sheet as mortgage loans on real estate and privately negotiated fixed maturities included in the balance sheet as fixed maturities AFS. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a TDR has occurred.

A modification is a TDR when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific credit allowance recorded in connection with the TDR. A credit allowance may have been recorded prior to the period when the loan is modified in a TDR. Accordingly, the carrying value (net of the allowance) before and after modification through a TDR may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

Net Investment Income (Loss), Investment Gains (Losses) Net, and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the allowance for credit losses are included in investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

See Note 7 of the Notes to these Consolidated Financial Statements for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to UL and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a RTM approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. As of December 31, 2021, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. As of December 31, 2021, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.5% grading to 4.3% in 2026. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in policyholders’ benefits for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment and recognized as a component of other expenses on a basis consistent with the expected life of the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as premiums ceded (assumed); and amounts due from reinsurers (amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, policy charges and fee income, and policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives as they are net settled. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in net derivative gains (losses). Separate Account liabilities that have been ceded on a Modified coinsurance (Modco) basis, receivable and payable have been recognized on a net basis as right of offset exists.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other income or other operating costs and expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in other assets in the consolidated balance sheets and amortization is included in interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.5% to 6.3% (weighted average of 5.0%) for approximately 99.4% of life insurance liabilities and from 1.5% to 5.4% (weighted average of 3.5%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

Obligations arising from funding agreements are also reported in policyholders’ account balances in the consolidated balance sheets. As a member of the FHLB, the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLB. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with GMDB and/or contain a GMLB (collectively, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. The Company previously issued certain variable annuity products with GIB, GWBL, GMWB and GMAB features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. These reserves are recorded within future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIBNLG rider, GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these PFBL using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products or features within products that are considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in future policyholders’ benefits and other policyholders’ liabilities. Amounts due from reinsurers contains the reinsurance of underlying GMIB contracts that are embedded derivatives, so the reinsurance has the same risk attributes as the underlying contracts and is an embedded derivatives carried at fair value. There are also embedded derivatives reported in the GMIB reinsurance contract asset related to ceded reinsurance contracts that are net settled, recorded at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss).

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in the consolidated statements of income (loss). Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as trading securities, at fair value in the consolidated balance sheets.

Leases

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a RoU operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Capitalized Computer Software and Hosting Arrangements

Capitalized computer software and hosting arrangements include certain internal and external costs used to implement internal-use software and cloud computing hosting arrangements. These capitalized computer costs are included in other assets in the consolidated balance sheets and amortized on a straight-line basis over the estimated useful life of the software or term of the hosting arrangement that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized computer costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life or a significant change in the term of the hosting arrangement such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized computer software and hosting arrangements, net of accumulated amortization, amounted to $133 million and $130 million as of December 31, 2021 and 2020, respectively. Amortization of capitalized computer software and hosting arrangements in 2021, 2020 and 2019 was $46 million, $47 million and $36 million, respectively, recorded in other operating costs and expenses in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as investment management and service fees in the Company’s consolidated statements of income (loss) are investment management fees earned by EIMG as well as certain asset-based fees associated with insurance contracts.

EIMG provides investment management services, to EQ Premier VIP Trust, EQAT and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of AUM, are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and EQ Premier VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and EQ Premier VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the NAV of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as other income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s broker-dealer operations and sales commissions from the Company’s general agents for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Accounting and Consolidation of VIEs

For all new investment products and entities developed by the Company, the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then determines whether it is the primary beneficiary of the VIE based on its beneficial interests. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client AUM to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

Consolidated VIEs

As of December 31, 2021, the Company consolidated limited partnerships and LLCs for which it was identified as the primary beneficiary under the VIE model. Included in Other invested assets and Mortgage loans on real estate in the Company’s consolidated balance sheets at December 31, 2021 and December 31, 2020 are total assets of $169 million and $12 million, respectively related to these VIE.

Non-Consolidated VIEs

As of December 31, 2021 and December 31, 2020, respectively, the Company held approximately $2.1 billion and $1.3 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including CLOs, hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance.

Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as other equity investments and applies the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $245.7 billion and $165.8 billion as of December 31, 2021 and December 31, 2020, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $2.1 billion and $1.3 billion and approximately $1.2 billion and $1.2 billion of unfunded commitments as of December 31, 2021 and December 31, 2020, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and DSI assets.

However, the Company updates its assumptions as needed in the event it becomes aware of economic conditions or events that could require a change in assumptions that it believes may have a significant impact to the carrying value of product liabilities and assets and consequently materially impact its earnings in the period of the change.

Due to the extraordinary economic conditions driven by the COVID-19 pandemic in the first quarter of 2020, the Company updated its interest rate assumption to grade from the current interest rate environment to an ultimate five-year historical average over a 10-year period. As such, the 10-year U.S. Treasury yield grades from the current level to an ultimate 5-year average of 2.25%.

The low interest rate environment and update to the interest rate assumption caused a loss recognition event for the Company’s life interest-sensitive products, as well as to certain run-off business. This loss recognition event caused an acceleration of DAC amortization on the life interest-sensitive products and an increase in the premium deficiency reserve on the run-off business in the first quarter of 2020.

Impact of Assumption Updates

The net impact of assumption changes during 2021 decreased policy charges and fee income by $32 million, decreased policyholders’ benefits by $100 million, decreased net derivative gains by $249 million, and decreased amortization of DAC by $19 million. This resulted in a decrease in income (loss) from operations, before income taxes of $162 million and decreased net income (loss) by $128 million. As part of this annual update completed as of September 30, 2021, the reference interest rate utilized in our GAAP fair value calculations was updated from the LIBOR swap curve to the US Treasury curve, which represents a reasonable proxy of the cost of funding the derivative positions backing our GMxB liabilities. Concurrently, our GAAP fair value liability risk margins were increased. which when considered with the change from LIBOR, resulted in an immaterial impact to overall valuation as our view regarding market participant pricing of our guarantees has not changed at the time of this update.

The net impact of assumption changes during 2020 was a decrease in policy charges and fee income by $33 million, an increase in policyholders’ benefits of $1.5 billion, an increase of $2 million in interest credited to policyholders’ account balances, increased net derivative gains (losses) of $106 million, and increased amortization of DAC of $866 million. This resulted in a decrease in income (loss) from operations, before income taxes of $2.2 billion and decreased net income (loss) by $1.8 billion. The 2020 impacts related to assumption updates were primarily driven by the first quarter updates.

The net impact of assumption changes during 2019 was a decrease in policy charges and fee income by $11 million, increased policyholders’ benefits by $886 million, decreased interest credited to policyholders’ account balances by $14 million, increased net derivative losses by $548 million and decreased amortization of DAC by $77 million. This resulted in a decrease in income (loss) from operations, before income taxes of $1.4 billion and decreased net income (loss) by $1.1 billion.

Model Changes

There were no material model changes in 2021 and 2019.

In the first quarter of 2020, the Company adopted a new economic scenario generator to calculate the fair value of the GMIB reinsurance contract asset and GMxB derivative features liability, eliminating reliance on AXA for scenario production. The new economic scenario generator allows for a tighter calibration of U.S. indices, better reflecting the Company’s actual portfolio. The net impact of the new economic scenario generator resulted in an increase in income (loss) from continuing operations, before income taxes of $165 million, and an increase to net income (loss) of $130 million during 2020.

3)	INVESTMENTS

Fixed Maturities AFS

The components of fair value and amortized cost for fixed maturities classified as AFS on the consolidated balance sheets excludes accrued interest receivable because the Company elected to present accrued interest receivable within other assets. Accrued interest receivable on AFS fixed maturities as of December 31, 2021 and 2020 was $470 million and $499 million, respectively. There was no accrued interest written off for AFS fixed maturities for the years ended December 31, 2021 and 2020.

The following tables provide information relating to the Company’s fixed maturities classified as AFS.

AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2021
Fixed Maturities:
Corporate(1)	$45,578	$22	$2,382	$214	$47,724
U.S. Treasury, government and agency	13,032	—	2,196	14	15,214
States and political subdivisions	527	—	73	3	597
Foreign governments	1,124	—	42	14	1,152
Residential mortgage-backed(2)	82	—	8	—	90
Asset-backed(3)	5,904	—	20	19	5,905
Commercial mortgage-backed	2,348	—	19	26	2,341
Redeemable preferred stock(4)	41	—	12	—	53

Total at December 31, 2021	$68,636	$22	$4,752	$290	$73,076

December 31, 2020:
Fixed Maturities:
Corporate(1)	$48,501	$13	$4,703	$89	$53,102
U.S. Treasury, government and agency	12,644	—	3,304	5	15,943
States and political subdivisions	482	—	92	—	574
Foreign governments	1,011	—	98	6	1,103
Residential mortgage-backed(2)	119	—	12	—	131
Asset-backed(3)	3,633	—	28	5	3,656
Commercial mortgage-backed	1,148	—	55	—	1,203
Redeemable preferred stock	598	—	46	3	641

Total at December 31, 2020	$68,136	$13	$8,338	$108	$76,353

(1)	Corporate fixed maturities include both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities. and other asset types.
(4)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Consolidated Financial Statements — Investments).

The contractual maturities of AFS fixed maturities as of December 31, 2021 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2021:
Contractual maturities:
Due in one year or less	$896	$898
Due in years two through five	13,658	14,164
Due in years six through ten	16,486	17,302
Due after ten years	29,199	32,323

Subtotal	60,239	64,687
Residential mortgage-backed	82	90
Asset-backed	5,904	5,905
Commercial mortgage-backed	2,348	2,341
Redeemable preferred stock	41	53

Total at December 31, 2021	$68,614	$73,076

The following table shows proceeds from sales, gross gains (losses) from sales and credit losses for AFS fixed maturities for the years ended December 31, 2021, 2020 and 2019:

Proceeds from Sales, Gross Gains (Losses) from Sales and Credit Losses for AFS Fixed Maturities

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Proceeds from sales	$26,678	$12,670	$8,702

Gross gains on sales	$1,141	$854	$229

Gross losses on sales	$(189)	$(34)	$(28)

Credit losses	$(16)	$(13)	$—

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.

AFS Fixed Maturities — Credit Loss Impairments

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance, beginning of period	$28	$15	$46
Previously recognized impairments on securities that matured, paid, prepaid or sold	(2)	—	(31)
Recognized impairments on securities impaired to fair value this period(1)	—	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	9	6	—
Additional credit losses this period on securities previously impaired	7	7	—
Increases due to passage of time on previously recorded credit losses	—	—	—
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—	—

Balance at December 31,	$42	$28	$15

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.

Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2021	$8,230	$(466)	$(1,814)	$(1,250)	$4,700
Net investment gains (losses) arising during the period	(2,902)	—	—	—	(2,902)
Reclassification adjustment:					—
Included in net income (loss)	(835)	—	—	—	(835)
Excluded from net income (loss)	—	—	—	—	—
Other	(31)	—	—	—	(31)
Impact of net unrealized investment gains (losses)	—	182	837	577	1,596

Net unrealized investment gains (losses) excluding credit losses	4,462	(284)	(977)	(673)	2,528
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2021	$4,462	$(284)	$(977)	$(673)	$2,528

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2020	$3,084	$(826)	$(192)	$(433)	$1,633
Net investment gains (losses) arising during the period	5,953	—	—	—	5,953
Reclassification adjustment:					—
Included in Net income (loss)	(802)	—	—	—	(802)
Excluded from Net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	360	(1,623)	(818)	(2,081)

Net unrealized investment gains (losses) excluding credit losses	8,235	(466)	(1,815)	(1,251)	4,703
Net unrealized investment gains (losses) with credit losses	(5)	—	1	1	(3)

Balance, December 31, 2020	$8,230	$(466)	$(1,814)	$(1,250)	$4,700

Balance, January 1, 2019	$(577)	$37	$(69)	$125	$(484)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	(863)	(123)	(558)	(1,544)

Net unrealized investment gains (losses) excluding credit losses	3,084	(826)	(192)	(433)	1,633
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(826)	$(192)	$(433)	$1,633

(1)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Consolidated Financial Statements — Investments).

The following tables disclose the fair values and gross unrealized losses of the 1,896 issues as of December 31, 2021 and the 537 issues as of December 31, 2020 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2021
Fixed Maturities:
Corporate	$9,497	$150	$1,301	$62	$10,798	$212
U.S. Treasury, government and agency	947	10	103	4	1,050	14
States and political subdivisions	112	2	11	1	123	3
Foreign governments	349	6	92	8	441	14
Asset-backed	3,843	19	38	—	3,881	19
Commercial mortgage-backed	1,515	22	96	4	1,611	26

Total at December 31, 2021	$16,263	$209	$1,641	$79	$17,904	$288

December 31, 2020:
Fixed Maturities:
Corporate	$2,773	$52	$332	$32	$3,105	$84
U.S. Treasury, government and agency	881	5	—	—	881	5
Foreign governments	153	2	20	4	173	6
Asset-backed	809	4	76	1	885	5
Redeemable preferred stock	53	1	11	2	64	3

Total at December 31, 2020	$4,669	$64	$439	$39	$5,108	$103

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held as of December 31, 2021 and December 31, 2020 were $280 million and $338 million, respectively, representing 3.2% and 2.9% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the NAIC designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). As of December 31, 2021 and December 31, 2020, respectively, approximately $2.8 billion and $2.4 billion, or 4.1% and 3.6%, of the $68.6 billion and $68.1 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $18 million and $48 million as of December 31, 2021 and December 31, 2020, respectively.

As of December 31, 2021 and December 31, 2020, respectively, the $79 million and $39 million of gross unrealized losses of twelve months or more were primarily concentrated in corporate securities. In accordance with the policy described in Note 2 of the Notes to these Consolidated Financial Statements, the Company concluded that an adjustment to allowance for credit losses for these securities was not warranted at either December 31, 2021 or December 31, 2020. As of December 31, 2021 and December 31, 2020, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

Based on the Company’s evaluation both qualitatively and quantitatively of the drivers of the decline in fair value of fixed maturity securities as of December 31, 2021, the Company determined that the unrealized loss was primarily due to increases in credit spreads and changes in credit ratings.

Mortgage Loans on Real Estate

Accrued interest receivable on commercial and agricultural mortgage loans as of December 31, 2021 was $57 million and $58 million, respectively. There was no accrued interest written off for commercial and agricultural mortgage loans for the years ended December 31, 2021 and 2020.

As of December 31, 2021, the Company had no loans for which foreclosure was probable included within the individually assessed mortgage loans, and accordingly had no associated allowance for credit losses.

Allowance for Credit Losses on Mortgage Loans

The change in the allowance for credit losses for commercial mortgage loans and agricultural mortgage loans during the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
	(in millions)
Allowance for credit losses on mortgage loans:
Commercial mortgages:
Balance, beginning of period	$77	$33
Current-period provision for expected credit losses	(20)	44
Write-offs charged against the allowance	—	—
Recoveries of amounts previously written off	—	—

Net change in allowance	(20)	44

Balance, end of period	$57	$77

Agricultural mortgages:
Balance, beginning of period	$4	$3
Current-period provision for expected credit losses	1	1
Write-offs charged against the allowance	—	—
Recoveries of amounts previously written off	—	—

Net change in allowance	1	1

Balance, end of period	$5	$4

Total allowance for credit losses	$62	$81

The change in the allowance for credit losses is attributable to:

•	increases/decreases in the loan balance due to new originations, maturing mortgages, and loan amortization;

•	changes in credit quality; and

•	changes in market assumptions primarily related to COVID-19 driven economic changes.

Credit Quality Information

The following tables summarize the Company’s mortgage loans segregated by risk rating exposure as of December 31, 2021 and December 31, 2020.

LTV Ratios(1)

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
0% - 50%	$—	$—	$—	$184	$293	$992	$1,469
50% - 70%	1,967	1,334	407	619	491	2,533	7,351
70% - 90%	190	236	412	415	276	972	2,501
90% plus	—	—	—	35	5	73	113

Total commercial	$2,157	$1,570	$819	$1,253	$1,065	$4,570	$11,434

Agricultural:
0% - 50%	$180	$212	$128	$129	$119	$738	$1,506
50% - 70%	200	268	102	126	87	338	1,121
70% - 90%	—	—	—	—	—	17	17
90% plus	—	—	—	—	—	—	—

Total agricultural	$380	$480	$230	$255	$206	$1,093	$2,644

Total mortgage loans:
0% - 50%	$180	$212	$128	$313	$412	$1,730	$2,975
50% - 70%	2,167	1,602	509	745	578	2,871	8,472
70% - 90%	190	236	412	415	276	989	2,518
90% plus	—	—	—	35	5	73	113

Total mortgage loans	$2,537	$2,050	$1,049	$1,508	$1,271	$5,663	$14,078

Debt Service Coverage Ratios(2)

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$1,143	$1,243	$210	$772	$485	$2,218	$6,071
1.8x to 2.0x	185	135	250	46	161	372	1,149
1.5x to 1.8x	275	97	284	211	166	919	1,952
1.2x to 1.5x	264	95	75	101	253	701	1,489
1.0x to 1.2x	290	—	—	88	—	287	665
Less than 1.0x	—	—	—	35	—	73	108

Total commercial	$2,157	$1,570	$819	$1,253	$1,065	$4,570	$11,434

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)

Agricultural:
Greater than 2.0x	$49	$64	$25	$22	$24	$210	$394
1.8x to 2.0x	52	37	25	14	14	70	212
1.5x to 1.8x	43	113	28	22	41	193	440
1.2x to 1.5x	161	179	112	116	72	355	995
1.0x to 1.2x	75	83	31	77	54	226	546
Less than 1.0x	—	4	9	4	1	39	57

Total agricultural	$380	$480	$230	$255	$206	$1,093	$2,644

Total mortgage loans:
Greater than 2.0x	$1,192	$1,307	$235	$794	$509	$2,428	$6,465
1.8x to 2.0x	237	172	275	60	175	442	1,361
1.5x to 1.8x	318	210	312	233	207	1,112	2,392
1.2x to 1.5x	425	274	187	217	325	1,056	2,484
1.0x to 1.2x	365	83	31	165	54	513	1,211
Less than 1.0x	—	4	9	39	1	112	165

Total mortgage loans	$2,537	$2,050	$1,049	$1,508	$1,271	$5,663	$14,078

(1)	The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)	The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

LTV Ratios(1)

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)

Mortgage loans:

Commercial:
0% - 50%	$—	$—	$—	$324	$170	$505	$999
50% - 70%	1,294	357	803	656	2,190	1,697	6,997
70% - 90%	321	457	452	219	203	538	2,190
90% plus	—	—	12	5	—	288	305

Total commercial	$1,615	$814	$1,267	$1,204	$2,563	$3,028	$10,491

Agricultural:
0% - 50%	$218	$135	$169	$157	$236	$652	$1,567
50% - 70%	277	129	161	102	124	351	1,144
70% - 90%	—	—	3	—	—	18	21
90% plus	—	—	—	—	—	—	—

Total agricultural	$495	$264	$333	$259	$360	$1,021	$2,732

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)

Total mortgage loans:
0% - 50%	$218	$135	$169	$481	$406	$1,157	$2,566
50% - 70%	1,571	486	964	758	2,314	2,048	8,141
70% - 90%	321	457	455	219	203	556	2,211
90% plus	—	—	12	5	—	288	305

Total mortgage loans	$2,110	$1,078	$1,600	$1,463	$2,923	$4,049	$13,223

Debt Service Coverage Ratios(2)

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$1,230	$492	$772	$268	$1,942	$1,230	$5,934
1.8x to 2.0x	227	83	118	378	184	329	1,319
1.5x to 1.8x	98	138	187	479	437	616	1,955
1.2x to 1.5x	60	57	154	79	—	658	1,008
1.0x to 1.2x	—	44	—	—	—	123	167
Less than 1.0x	—	—	36	—	—	72	108

Total commercial	$1,615	$814	$1,267	$1,204	$2,563	$3,028	$10,491

Agricultural:
Greater than 2.0x	$67	$26	$36	$38	$71	$167	$405
1.8x to 2.0x	38	35	14	15	20	82	204
1.5x to 1.8x	117	38	41	45	52	209	502
1.2x to 1.5x	183	120	141	90	142	313	989
1.0x to 1.2x	86	35	93	70	57	233	574
Less than 1.0x	4	10	8	1	18	17	58

Total agricultural	$495	$264	$333	$259	$360	$1,021	$2,732

Total mortgage loans:
Greater than 2.0x	$1,297	$518	$808	$306	$2,013	$1,397	$6,339
1.8x to 2.0x	265	118	132	393	204	411	1,523
1.5x to 1.8x	215	176	228	524	489	825	2,457
1.2x to 1.5x	243	177	295	169	142	971	1,997
1.0x to 1.2x	86	79	93	70	57	356	741
Less than 1.0x	4	10	44	1	18	89	166

Total mortgage loans	$2,110	$1,078	$1,600	$1,463	$2,923	$4,049	$13,223

(1)	The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)	The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

Past-Due and Nonaccrual Mortgage Loan Status

The following table provides information relating to the aging analysis of past-due mortgage loans as of December 31, 2021 and 2020, respectively:

Age Analysis of Past Due Mortgage Loans(1)

	Accruing Loans						Non- accruing Loans	Total Loans	Non- accruing Loans with No Allowance	Interest Income on Non- accruing Loans
	Past Due				Current	Total
	30-59 Days	60-89 Days	90 Days or More	Total
	(in millions)

December 31, 2021:
Mortgage loans:
Commercial	$—	$—	$—	$—	$11,434	$11,434	$—	$11,434	$—	$—
Agricultural	1	1	25	27	2,601	2,628	16	2,644	—	—

Total	$1	$1	$25	$27	$14,035	$14,062	$16	$14,078	$—	$—

December 31, 2020:
Mortgage loans:
Commercial	$162	$—	$—	$162	$10,329	$10,491	$—	$10,491	$—	$—
Agricultural	76	7	29	112	2,620	2,732	—	2,732	—	—

Total	$238	$7	$29	$274	$12,949	$13,223	$—	$13,223	$—	$—

(1)	Amounts presented at amortized cost basis.

As of December 31, 2021 and December 31, 2020, the carrying values of problem mortgage loans that had been classified as non-accrual loans were $14 million and $0 million, respectively.

Troubled Debt Restructuring

During the years ended December 31, 2021 and 2020, the Company identified an immaterial amount of TDRs.

Equity Securities

The table below presents a breakdown of unrealized and realized gains and (losses) on equity securities during the year ended December 31, 2021.

Unrealized and Realized Gains (Losses) from Equity Securities(1)

Year Ended December 31,
2021
(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$9
Net investment gains (losses) recognized on securities sold during the period	(2)

Unrealized and realized gains (losses) on equity securities	$7

(1)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Consolidated Financial Statements – Investments).

Trading Securities

As of December 31, 2021 and December 31, 2020, respectively, the fair value of the Company’s trading securities was $379 million and $5.3 billion. As of December 31, 2021 and December 31, 2020, respectively, trading securities included the General Account’s investment in Separate Accounts, which had carrying values of $44 million and $43 million.

The table below shows a breakdown of net investment income (loss) from trading securities during the years ended December 31, 2021, 2020 and 2019:

Net Investment Income (Loss) from Trading Securities

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$(264)	$96	$422
Net investment gains (losses) recognized on securities sold during the period	206	10	7

Unrealized and realized gains (losses) on trading securities	(58)	106	429
Interest and dividend income from trading securities	92	206	283

Net investment income (loss) from trading securities	$34	$312	$712

Net Investment Income (Loss)

The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Fixed maturities	$2,293	$2,193	$1,902
Mortgage loans on real estate	547	516	540
Other equity investments	525	79	72
Policy loans	209	198	198
Trading securities	34	312	712
Other investment income	47	49	18

Gross investment income (loss)	3,655	3,347	3,442
Investment expenses	(172)	(139)	(144)

Net investment income (loss)	$3,483	$3,208	$3,298

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and credit losses are as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Fixed maturities	$834	$801	$203
Mortgage loans on real estate	20	(45)	(1)
Other equity investments(1)	—	30	3
Other	(1)	1	1

Investment gains (losses), net	$853	$787	$206

(1)	Investment gains (losses), net of Other equity investments includes Real Estate Held for production during years ended December 31, 2020 and December 31, 2019.

For the years ended December 31, 2021, 2020 and 2019, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders’ account balances totaled $2 million, $2 million and $2 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of TIPS and cash flow hedges, which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual experience versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative. In addition, on June 1, 2021, we ceded legacy variable annuity policies sold by the Company between 2006-2008 (the “Block”), comprised of non-New York “Accumulator” policies containing fixed rate GMIB and/or GMDB guarantees. As this contract provides full risk transfer, the benefits of this treaty are accounted for in the same manner as the underlying gross reserves and therefore the Amounts Due from Reinsurers related to the GMIB with NLG are accounted for as an embedded derivative.

The Company has in place an economic hedge program using interest rate swaps and U.S. Treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the SCS variable annuity, SIO in the EQUI-VEST variable annuity series, MSO in the variable life insurance products and IUL insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of CDS. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDS in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at its option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. The Company purchased CDS to mitigate its exposure to a reference entity through cash positions. These positions do not replicate credit spreads.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under the CDS that it sold. The maximum potential amount of future payments the Company could be required to make under the credit derivatives sold is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract or Standard European Corporate Contract under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

Derivatives Utilized to Hedge Exposure to Foreign Currency Denominated Cash Flows

The Company purchases private placement debt securities and issues funding agreements in the FABN program in currencies other than its functional US dollar currency. The Company enters into cross currency swaps with external counterparties to hedge the exposure of the foreign currency denominated cash flows of these instruments. The foreign currency received from or paid to the cross currency swap counterparty is exchanged for fixed US dollar amounts with improved net investment yields or net product costs over equivalent US dollar denominated instruments issued at that time. The transactions are accounted for as cash flow hedges when they are designated in hedging relationships and qualify for hedge accounting. The first cross currency swap hedges were designated and applied hedge accounting during the quarter ended June 30, 2021.

These cross currency swaps are for the period the foreign currency denominated private placement debt securities and funding agreement are outstanding, with the longest cross currency swap expiring in 2033. Since designation and qualification as cash flow hedges, cross currency swap interest accruals are recognized in Net investment income and in Interest credited to policyholders’ account balances.

The tables below present quantitative disclosures about the Company’s derivative instruments designated in hedging relationships and derivative instruments which have not been designated in hedging relationships, including those embedded in other contracts required to be accounted for as derivative instruments.

The following table presents the gross notional amount and estimated fair value of the Company’s derivatives:

Derivative Instruments by Category

	December 31, 2021			December 31, 2020
		Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
	(in millions)
Derivatives: Designated for Hedge accounting(1)
Cash Flow Hedges:
Currency Swaps	$921	$7	$42	$—	$—	$—
Interest Swaps	955	—	395	957	—	219

Total: Designated for Hedge Accounting	1,876	7	437	957	—	219
Derivatives: Not designated for Hedge accounting(1)
Equity contracts:
Futures(5)	2,213	—	—	4,267	—	—
Swaps(5)	13,310	5	—	22,404	6	—
Options	48,380	12,015	5,059	35,786	8,383	3,715
Interest rate contracts:
Futures(5)	12,455	—	—	18,161	—	—
Swaps(5)	1,876	—	45	22,816	551	434
Swaptions	—	—	—	—	—	—
Credit contracts:
Credit default swaps	619	2	3	919	8	1
Currency contracts:
Currency Swaps	541	1	—	347	—	—
Currency forwards	—	—	—	—	—	—
Other contracts:
Margin	—	102	—	—	26	66
Collateral	—	178	6,154	—	212	3,835

Total: Not designated for Hedge accounting	79,394	12,303	11,261	104,700	9,186	8,051

Embedded Derivatives:
Amounts due from reinsurers(6)	—	5,813	—	—	—	—
GMIB reinsurance contracts(2)	—	2,068	—	—	2,859	—
GMxB derivative features liability(3)	—	—	8,525	—	—	10,936
SCS, SIO, MSO and IUL indexed features(4)	—	—	6,641	—	—	4,378

Total Embedded Derivatives	—	7,881	15,166	—	2,859	15,314

Total derivative instruments	$81,270	$20,191	$26,864	$105,657	$12,045	$23,584

(1)	Reported in other invested assets in the consolidated balance sheets.
(2)	Reported in GMIB reinsurance contract asset in the consolidated balance sheets.
(3)	Reported in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	Reported in policyholders’ account balances in the consolidated balance sheets.
(5)	Decrease in futures and swaps notional as of December 31, 2021 is primarily due to the Venerable Transaction (see Note 1 of the Notes to these Consolidated Financial Statements).
(6)	Represents GMIB NLG ceded related to the Venerable Transaction.

The following table presents the effects of derivative instruments on the consolidated statements of income and comprehensive income (loss).

	Year Ended December 31, 2021			Year Ended December 31, 2020			Year Ended December 31, 2019
	Net Derivatives Gain (Losses)(1)(2)	Interest Credited To Policyholders Account Balances	AOCI	Net Derivatives Gain (Losses)(1)(2)	Interest Credited To Policyholders Account Balances	AOCI	Net Derivatives Gain (Losses)(1)(2)	Interest Credited To Policyholders Account Balances	AOCI
	(in millions)
Derivatives: Designated for hedge accounting
Cash flow hedges:
Currency swaps	$(2)	$(45)	$5	$—	$—	$—	$—	$—	$—
Interest swaps	(69)	—	(87)	(9)	—	(87)	4	—	(28)

Total: Designated for hedge accounting	(71)	(45)	(82)	(9)	—	(87)	4	—	(28)
Derivatives: Not designated for hedge accounting
Equity contracts:
Futures	(607)	—	—	(955)	—	—	(1,294)	—	—
Swaps	(3,608)	—	—	(3,353)	—	—	(2,405)	—	—
Options	3,883	—	—	1,663	—	—	2,211	—	—
Interest rate contracts:
Futures	(727)	—	—	1,745	—	—	139	—	—
Swaps	(2,316)	—	—	2,832	—	—	2,033	—	—
Swaptions	—	—	—	9	—	—	(35)	—	—
Credit contracts:
Credit default swaps	1	—	—	—	—	—	16	—	—
Currency contracts:
Currency swaps	3	—	—	(2)	—	—	(9)	—	—
Currency forwards	—	—	—	—	—	—	—	—	—
Other contracts:
Margin	—	—	—	—	—	—	—	—	—
Collateral	—	—	—	—	—	—	—	—	—

Total: Not designated for hedge accounting	(3,371)	—	—	1,939	—	—	656	—	—
Embedded Derivatives:
Amounts due from reinsurers	517	—	—	—	—	—	—	—	—
GMIB reinsurance contracts	(777)	—	—	472	—	—	500	—	—
GMxB derivative features liability	2,792	—	—	(2,238)	—	—	(2,439)	—	—
SCS, SIO, MSO and IUL indexed features	(3,760)	—	—	(1,693)	—	—	(2,552)	—	—

Total Embedded Derivatives	(1,228)	—	—	(3,459)	—	—	(4,491)	—	—

Total Derivatives	$(4,670)	$(45)	$(82)	$(1,529)	$—	$(87)	$(3,831)	$—	$(28)

(1)	Reported in net derivative gains (losses) in the consolidated statements of income (loss).
(2)

For the years ended December 31, 2021 and 2020, investment fees of $15 million and $12 million respectively, are reported in net derivative gains (losses) in the consolidated statements of income (loss).

The table that follow below present a roll-forward of cash flow hedges recognized in AOCI.

Rollforward of Cash flow hedges in AOCI

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance, beginning of period	$(126)	$(38)	$(10)
Amount recorded in AOCI	—	—	—
Currency Swaps	(35)	—	—
Interest Swaps	(183)	(108)	(45)

Total Amount recorded in AOCI	(218)	(108)	(45)
Amount reclassified from AOCI to income	—	—	—
Currency Swaps	40	—	—
Interest Swaps	96	20	17
Total Amount reclassified from AOCI to income	136	20	17

Ending Balance, December 31(1)	$(208)	$(126)	$(38)

(1)

The Company does not estimate the amount of the deferred losses in AOCI at years ended December 31, 2021, 2020 and 2019 which will be released and reclassified into Net income (loss) over the next 12 months as the amounts cannot be reasonably estimated.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts as of December 31, 2021 and December 31, 2020 are exchange-traded and net settled daily in cash. As of December 31, 2021 and December 31, 2020, respectively, the Company had open exchange-traded futures positions on: (i) the S&P 500, Nasdaq, Russell 2000 and Emerging Market indices, having initial margin requirements of $90 million and $135 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $196 million and $263 million, and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and EAFE indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $16 million and $35 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. As of December 31, 2021 and December 31, 2020, respectively, the Company held $6.2 billion and $3.8 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in other invested assets. The Company posted collateral of $178 million and $212 million as of December 31, 2021 and December 31, 2020, respectively, in the normal operation of its collateral arrangements.

The following tables presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2021 and December 31, 2020:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2021

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$12,309	$10,724	$1,585	$(961)	$624
Other financial assets	1,325	—	1,325	—	1,325

Other invested assets	$13,634	$10,724	$2,910	$(961)	$1,949

Liabilities:
Derivative liabilities	$10,738	$10,724	$14	$—	$14
Other financial liabilities	2,064	—	2,064	—	2,064

Other liabilities	$12,802	$10,724	$2,078	$—	$2,078

(1)	Financial instruments sent (held).

	As of December 31, 2020
	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$9,186	$8,206	$980	$(53)	$927
Other financial assets	1,403	—	1,403	—	1,403

Other invested assets	$10,589	$8,206	$2,383	$(53)	$2,330

Liabilities:
Derivative liabilities	$8,218	$8,206	$12	$—	$12
Other financial liabilities	1,568	—	1,568	—	1,568

Other liabilities	$9,786	$8,206	$1,580	$—	$1,580

(1)	Financial instruments sent (held).

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the NYDFS. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2021	2020
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$5,928	$6,201
Policyholder dividend obligation	—	160
Other liabilities	39	39

Total Closed Block liabilities	5,967	6,400

Assets Designated to the Closed Block:
Fixed maturities AFS, at fair value (amortized cost of $3,185 and $3,359) (allowance for credit losses of $0 and $0)	3,390	3,718
Mortgage loans on real estate (net of allowance for credit losses of $4 and $6)	1,771	1,773
Policy loans	602	648
Cash and other invested assets	63	28
Other assets	90	169

Total assets designated to the Closed Block	5,916	6,336

Excess of Closed Block liabilities over assets designated to the Closed Block	51	64
Amounts included in AOCI:
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $0 and $160; and net of income tax: $(43) and $(42)	172	167

Maximum future earnings to be recognized from Closed Block assets and liabilities	$223	$231

The Company’s Closed Block revenues and expenses were as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Revenues:
Premiums and other income	$144	$157	$182
Net investment income (loss)	237	251	278
Investment gains (losses), net	4	—	(1)

Total revenues	385	408	459

Benefits and Other Deductions:
Policyholders’ benefits and dividends	372	399	439
Other operating costs and expenses	3	1	2

Total benefits and other deductions	375	400	441

Net income (loss), before income taxes	10	8	18
Income tax (expense) benefit	(2)	(2)	(2)

Net income (loss)	$8	$6	$16

A reconciliation of the Company’s policyholder dividend obligation follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Beginning balance	$160	$2	$—
Unrealized investment gains (losses)	(160)	158	2

Ending balance	$—	$160	$2

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the DAC asset for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Balance, beginning of year(1)	$3,816	$4,225	$4,959
Capitalization of commissions, sales and issue expenses	724	564	646
Amortization:
Impact of assumptions updates and model changes	19	(866)	77
All other	(475)	(467)	(597)

Total amortization	(456)	(1,333)	(520)
Change in unrealized investment gains and losses	183	360	(863)

Balance, end of year	$4,267	$3,816	$4,222

(1)	December 31, 2020 DAC beginning balance is $3 million more than December 31, 2019 ending balance due to impact of CECL.

The deferred asset for policyholder bonus interest credits is reported in other assets in the consolidated balance sheets and changes in the deferred asset for policyholder bonus Interest credits are reported in interest credited to policyholders’ account balances. For the years ended December 31, 2021, 2020 and 2019 changes were as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Balance, beginning of year	$405	$431	$448
Amortization charged to income	(44)	(26)	(17)

Balance, end of year	$361	$405	$431

7)	FAIR VALUE DISCLOSURES

U.S. GAAP establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Fair value measurements are required on a non-recurring basis for certain assets only when an impairment or other events occur. For the periods ended December 31, 2021 and December 31, 2020, no assets or liabilities were required to be measured at fair value on a non-recurring basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

Fair Value Measurements as of December 31, 2021

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$46,231	$1,493	$47,724
U.S. Treasury, government and agency	—	15,214	—	15,214
States and political subdivisions	—	562	35	597
Foreign governments	—	1,152	—	1,152
Residential mortgage-backed(2)	—	90	—	90
Asset-backed(3)	—	5,897	8	5,905
Commercial mortgage-backed	—	2,321	20	2,341
Redeemable preferred stock	—	53	—	53

Total fixed maturities, AFS	—	71,520	1,556	73,076
Other equity investments	243	434	5	682
Trading securities	193	186	—	379
Other invested assets:
Short-term investments	—	—	—	—
Assets of consolidated VIEs/VOEs	—	—	8	8
Swaps	—	(469)	—	(469)
Credit default swaps	—	(1)	—	(1)
Options	—	6,956	—	6,956

Total other invested assets	—	6,486	8	6,494
Cash equivalents	1,109	273	—	1,382
Amounts due from reinsurer(5)	—	—	5,813	5,813
GMIB reinsurance contracts asset	—	—	2,068	2,068
Separate Accounts assets(4)	140,740	2,565	1	143,306

Total Assets	$142,285	$81,464	$9,451	$233,200

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,525	$8,525
SCS, SIO, MSO and IUL indexed features’ liability	—	6,641	—	6,641

Total Liabilities	$—	$6,641	$8,525	$15,166

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.
(4)

Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate. As of December 31, 2021 the fair value of such investments was $404 million.

(5)	This represents GMIB NLG ceded reserves related to Venerable transaction. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable transaction.

Fair Value Measurements as of December 31, 2020

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$51,415	$1,687	$53,102
U.S. Treasury, government and agency	—	15,943	—	15,943
States and political subdivisions	—	535	39	574
Foreign governments	—	1,103	—	1,103
Residential mortgage-backed(2)	—	131	—	131
Asset-backed(3)	—	3,636	20	3,656
Commercial mortgage-backed	—	1,203	—	1,203
Redeemable preferred stock	402	239	—	641

Total fixed maturities, AFS	402	74,205	1,746	76,353
Other equity investments	13	—	2	15
Trading securities	285	5,055	—	5,340
Other invested assets:
Short-term investments	—	82	1	83
Assets of consolidated VIEs/VOEs	—	—	12	12
Swaps	—	(96)	—	(96)
Credit default swaps	—	7	—	7
Options	—	4,668	—	4,668

Total other invested assets	—	4,661	13	4,674
Cash equivalents	1,183	287	—	1,470
GMIB reinsurance contracts asset	—	—	2,859	2,859
Separate Accounts assets(4)	130,106	2,668	1	132,775

Total Assets	$131,989	$86,876	$4,621	$223,486

Liabilities:
GMxB derivative features’ liability	$—	$—	$10,936	$10,936
SCS, SIO, MSO and IUL indexed features’ liability	—	4,378	—	4,378

Total Liabilities	$—	$4,378	$10,936	$15,314

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. As of December 31, 2020 the fair value of such investments was $356 million.

Public Fixed Maturities

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

Private Fixed Maturities

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

Freestanding Derivative Positions

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 of the Notes to these Consolidated Financial Statements are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Level Classifications of the Company’s Financial Instruments

Financial Instruments Classified as Level 1

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Financial Instruments Classified as Level 2

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS, EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are classified as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

Financial Instruments Classified as Level 3

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

Also included are the Amounts due from Reinsurers related to the GMIB NLG product features (GMIB NLG Reinsurance). The fair value reflects the present value of reinsurance premiums, net of recoveries, adjusted for risk margins and nonperformance risk over a range of market consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset, GMIB NLG Reinsurance and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset, GMIB NLG Reinsurance and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the US Treasury curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset, GMIB NLG Reinsurance and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature and GMIB NLG Reinsurance , adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $148 million and $160 million as of December 31, 2021 and December 31, 2020, respectively, to recognize incremental counterparty non-performance risk.

After giving consideration to collateral arrangements, the Company reduced the fair value of its Amounts due from Reinsurers by $210 million at December 31, 2021 to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarial calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

Transfers of Financial Instruments Between Levels 2 and 3

During the year ended December 31, 2021, fixed maturities with fair values of $713 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, fixed maturities with fair value of $27 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 8.5% of total equity as of December 31, 2021.

During the year ended December 31, 2020, fixed maturities with fair values of $103 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, fixed maturities with fair value of $184 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 2.5% of total equity as of December 31, 2020.

The tables below present reconciliations for all Level 3 assets and liabilities and changes in unrealized gains (losses) for the years ended December 31, 2021, 2020 and 2019, respectively.

	Corporate	State and Political Subdivisions	CMBS	Asset- backed	Trading Securities, at Fair Value
	(in millions)
Balance, January 1, 2021	$1,687	$39	$—	$20	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	5	—	—	—	—
Investment gains (losses), net	(16)	—	—	—	—

Subtotal	(11)	—	—	—	—
Other comprehensive income (loss)	34	(2)	—	—	—
Purchases	937	—	20	6	—
Sales	(468)	(2)	—	(18)	—
Activity related to consolidated VIEs/VOEs	—	—		—	—
Transfers into Level 3(1)	27	—	—	—	—
Transfers out of Level 3(1)	(713)	—	—	—	—

Balance, December 31, 2021	$1,493	$35	$20	$8	$—

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(2)	$—	$—	$—	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period(2)	$28	$(2)	$—	$—	$—

Balance, January 1, 2020	$1,246	$39	$—	$100	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	(16)	—	—	—	—

Subtotal	(12)	—	—	—	—

	Corporate	State and Political Subdivisions	CMBS	Asset- backed	Trading Securities, at Fair Value
	(in millions)
Other comprehensive income (loss)	$(17)	$2	$—	$—	$—
Purchases	513	—	—	20	—
Sales	(224)	(2)	—	—	—
Transfers into Level 3(1)	184	—	—	—	—
Transfers out of Level 3(1)	(3)	—	—	(100)	—

Balance, December 31, 2020	$1,687	$39	$—	$20	$—

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(2)	$—	$—	$—	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period(2)	$(18)	$2	$—	$—	$—

Balance, January 1, 2019	$1,174	$38	$—	$519	$29
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—
Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	(29)

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(2)	$—	$—	$—	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$3	$3	$—	$—	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(2)

For instruments held as of December 31, 2021, December 31, 2020 and December 31, 2019 amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.

	Other Equity Investments(7)	Amounts Due from Reinsurers	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2021	$15	$—	$2,859	$1	$(10,936)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	2		—	—	—
Net derivative gains (losses)(1)	—	517	(777)	—	2,792

Total realized and unrealized gains (losses)	2	517	(777)	—	2,792
Purchases(2)	1	73	44	1	(458)
Sales(3)	(1)	(36)	(58)	—	77
Settlements	—	—	—	—	—
Other(5)	—	5,259	—	—	—
Activity related to consolidated VIEs/VOEs	(4)	—	—	—	—
Transfers into Level 3(4)	—	—	—	—	—
Transfers out of Level 3(4)	—	—	—	(1)	—

Balance, December 31, 2021	$13	$5,813	$2,068	$1	$(8,525)

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(6)	$2	$517	$(777)	$—	$2,792

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period(6)	$—	$—	$—	$—	$—

Balance, January 1, 2020	$16	$—	$2,466	$—	$(8,316)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	—	—	—	—	—
Net derivative gains (losses)	—	—	472	—	(2,238)
Total realized and unrealized gains (losses)	—	—	472	—	(2,238)
Purchases(2)	3	—	45	1	(441)
Sales(3)	—	—	(79)	—	59
Settlements	—	—	—	—	—
Change in estimate	—	—	(45)	—	—
Activity related to consolidated VIEs/VOEs	(4)	—	—	—	—
Transfers into Level 3(4)	—	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—	—

Balance, December 31, 2020	$15	$—	$2,859	$1	$(10,936)

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(6)	$—	$—	$472	$—	$(2,238)

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period(6)	$—	$—	$—	$—	$—

Balance, January 1, 2019	$19	$—	$1,993	$21	$(5,491)

	Other Equity Investments(7)	Amounts Due from Reinsurers	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB Derivative Features Liability
	(in millions)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), net	$—	$—	$—	$—	$—
Net derivative gains (losses)	—	—	500	—	(2,439)

Total realized and unrealized gains (losses)	—	—	500	—	(2,439)
Purchases	—	—	45	—	(417)
Sales	—	—	(72)	(1)	31
Settlements	—	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	(18)	—

Balance, December 31, 2019	$16	$—	$2,466	$—	$(8,316)

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	$—	$—	$500	$—	$(2,439)

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period	$—	$—	$—	$—	$—

(1)

For the years ended December 31, 2021 and 2020, the Company’s non-performance risk impact of $(217) million and $(758) million for the GMxB Derivative Features Liability, $(26) million and $14 million for the GMIB Reinsurance Contract Asset, and $(19) million and $0 million for the Amounts due from Reinsurers, respectively, is recorded through Net derivative gains (losses).

(2)	For the GMIB reinsurance contract asset, Amounts Due from Reinsurers and GMxB derivative features liability, represents attributed fee.
(3)	For the GMIB reinsurance contract asset and Amounts Due from Reinsurers, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(5)	Represents the opening ceded balance from the Venerable transaction of the GMxB with no lapse guarantee riders.
(6)

For instruments held as of December 31, 2021, December 31, 2020 and December 31, 2019, amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.

(7)	Other Equity Investments include other invested assets.

Quantitative and Qualitative Information about Level 3 Fair Value Measurements

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2021 and December 31, 2020, respectively.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2021

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$248	Matrix pricing model	Spread over Benchmark	20 bps - 270 bps	146 bps

	888	Market comparable companies	EBITDA multiples Discount Rate Cashflow Multiples Loan to Value	4.9x - 62.3x 6.2% - 21.5% 0.5x - 10.0x 3.1% - 63.4%	13.0x 9.1% 5.5x 30.8%

Other equity investments	4	Market comparable companies	Revenue multiple	7.8x - 10.3x	9.5x

GMIB reinsurance contract asset	2,068	Discounted cash flow	Lapse rates Withdrawal Rates GMIB Utilization Rates Non-performance risk Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.45% - 20.86% 0.27% - 8.66% 0.04% - 60.44% 57 bps - 93 bps 11% - 31% 0.01% - 0.17% 0.06% - 0.53% 0.31% - 40.00%	2.65% 0.93% 5.27% 60 bps 24% 2.79% (same for all ages) (same for all ages)

Amount Due from Reinsurers	5,813	Discounted Cash Flow	Lapse rates Withdrawal Rates GMIB Utilization Rates Non-performance risk (bps) Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.45% - 20.86% 0.27% - 8.66% 0.04% - 60.44% 37 bps 11% - 31% 0.01% - 0.17% 0.06% - 0.53% 0.31% - 40.00%	1.70% 1.18% 7.20% 37 bps 24% 2.17% (same for all ages) (same for all ages)

Liabilities:
GMIBNLG	8,503	Discounted cash flow	Non-performance risk Lapse Withdrawal Annuitization Mortality (1): Ages 0-40 Ages 41-60 Ages 61-115	111 bps 1.04% - 23.57% 0.27% - 8.66% 0.03% - 100.00% 0.01% - 0.19% 0.07% - 0.57% 0.44% - 43.60%	111 bps 3.55% 1.04% 5.24% 1.62% (same for all ages) (same for all ages)

GWBL/GMWB	99	Discounted cash flow	Lapse rates Withdrawal Rates Utilization Rates Volatility rates - Equity Non-performance risk	0.60% - 20.86% 0.00% - 8.00% 100% once starting 11% - 31% 111 bps	2.65% 0.93% 24%

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(in millions)

GIB	$(75)	Discounted cash flow	Lapse rates Withdrawal Rates Utilization Rates Volatility rates - Equity Non-performance risk	0.60% - 20.86% 0.13% - 8.66% 0.04% - 100.00% 11% - 31% 111 bps	2.65% 0.93% 5.27% 24%

GMAB	(3)	Discounted cash flow	Lapse rates Volatility rates - Equity Non-performance risk	0.60% - 20.86% 11% - 31% 111 bps	2.65% 24%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

(2)

For lapses, withdrawals, and utilizations the rates were weighted by counts, for mortality weighted average rates are shown for all ages combined and for withdrawals the weighted averages were based on an estimated split of partial withdrawal and dollar-for-dollar withdrawals.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2020

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average(2)
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$ 28	Matrix pricing model	Spread over benchmark	45 - 195 bps	152 bps

	1,148	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.5x - 33.1x 5.6% - 28.4% 1.9x -25.0x	10.8x 8.6% 6.8x

Other equity investments	2	Market comparable companies	Revenue multiple	9.7x - 26.4x	18.5x

GMIB reinsurance contract asset	2,859	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates (1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	43 - 85 bps 0.6%-16% 0%-2% 0%-61% 7%-32% 0.01%-0.18% 0.07%-0.54% 0.42%-42.20%	50 bps 1.69% 0.91% 5.82% 24% 2.80% (same for all ages) (same for all ages)

Liabilities:
GMIBNLG	10,713	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates (1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	96.0 bps 1.1%-25.7% 0.4%-2% 0%-100% 0.01%-0.19% 0.06%-0.53% 0.41%-41.39%	3.19% 0.93% 5.51% 1.56% (same for all ages) (same for all ages)

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average(2)
	(in millions)
Assets:

GWBL/GMWB	$ 190	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	96.0 bps 0.8%-16% 0%-8% 100% once starting 7%-32%	1.69% 0.91% 24%

GIB	31	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	96.0 bps 0.8%-15.6% 0%-2% 0%-100% 7%-32%	1.69% 0.91% 5.82% 24%

GMAB	2	Discounted cash flow	Non-performance risk Lapse rates Volatility rates - Equity	96.0 bps 0.8%-16% 7%-32%	1.69% 24%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

(2)

For lapses, withdrawals, and utilizations the rates were weighted by counts, for mortality weighted average rates are shown for all ages combined and for withdrawals the weighted averages were based on an estimated split of partial withdrawal and dollar-for-dollar withdrawals.

Level 3 Financial Instruments for which Quantitative Inputs are Not Available

Certain Privately Placed Debt Securities with Limited Trading Activity

Excluded from the tables above as of December 31, 2021 and December 31, 2020, respectively, are approximately $430 million and $586 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

•	The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

•	Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above as of December 31, 2021 and December 31, 2020, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

•	Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit risk transfer securities, and equipment financings. Included in the tables above as of December 31, 2021 and December 31, 2020, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

GMIB Reinsurance Contract Asset, Amounts Due from Reinsurers and GMxB Derivative Features

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates, and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset, GMIB NLG Reinsurance and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability and GMIB NLG Reinsurance are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability and GMIB NLG Reinsurance, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability and GMIB NLG Reinsurance.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Carrying Value of Financial Instruments Not Otherwise Disclosed in Note 3 and Note 4 of the Notes to these Consolidated Financial Statements

The carrying values and fair values as of December 31, 2021 and December 31, 2020 for financial instruments not otherwise disclosed in Note 3 and Note 4 of the Notes to these Consolidated Financial Statements are presented in the table below:

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2021:
Mortgage loans on real estate	$14,016	$—	$—	$14,291	$14,291
Policy loans	$3,540	$—	$—	$4,512	$4,512
Loans to affiliates	$1,900	$—	$1,974	$—	$1,974
Policyholders’ liabilities: Investment contracts(1)	$1,916	$—	$—	$1,980	$1,980
FHLB funding agreements	$6,647	$—	$6,679	$—	$6,679
FABN funding agreements	$6,689	$—	$6,626	$—	$6,626
Separate Accounts liabilities	$11,620	$—	$—	$11,620	$11,620

December 31, 2020:
Mortgage loans on real estate	$13,142	$—	$—	$13,474	$13,474
Policy loans	$3,635	$—	$—	$4,794	$4,794
Loans to affiliates	$900	$—	$938	$—	$938
Policyholders’ liabilities: Investment contracts	$2,069	$—	$—	$2,275	$2,275
FHLB funding agreements	$6,897	$—	$6,990	$—	$6,990
FABN funding agreements	$1,939	$—	$1,971	$—	$1,971
Separate Accounts liabilities	$10,081	$—	$—	$10,081	$10,081

(1)	As of December 31, 2021, reflects transfer of certain policyholders account balances to future policyholder benefits and other policyholders liabilities related to structured settlement contracts.

Mortgage Loans on Real Estate

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

Policy Loans

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

Loans to Affiliates

The fair value of loans to affiliates is calculated by matrix or model pricing. The matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

FHLB Funding Agreements

The fair values of the Company’s FHLB funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

FABN Funding Agreements

The fair values of the Company’s FABN funding agreements are determined by Bloomberg’s evaluated pricing service, which uses direct observations or observed comparables.

Policyholder Liabilities — Investment Contracts and Separate Accounts Liabilities

The fair values for deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as the Company’s association plans contracts, supplementary contracts not involving life contingencies, Access Accounts and Escrow Shield Plus product reserves are held at book value.

Financial Instruments Exempt from Fair Value Disclosure or Otherwise Not Required to be Disclosed

Exempt from Fair Value Disclosure Requirements

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

Otherwise Not Required to be Included in the Table Above

The Company’s investment in COLI policies are recorded at their cash surrender value and are therefore not required to be included in the table above. See Note 2 of the Notes to these Consolidated Financial Statements for details of investments in COLI policies.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•	Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without NLG Rider Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without a NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in amounts due from reinsurers. The amounts for the ceded GMIB that are reflected in the consolidated balance sheets in GMIB reinsurance contract asset are, at fair value.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and No NLG Feature

Year Ended December 31, 2021, 2020 and 2019

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance, January 1, 2019	$4,657	$(107)	$3,744	$(1,993)
Paid guarantee benefits	(438)	14	(256)	72
Other changes in reserve	556	(6)	1,183	(545)

Balance, December 31, 2019	4,775	(99)	4,671	(2,466)
Paid guarantee benefits	(495)	15	(293)	79
Other changes in reserve	813	—	1,647	(472)

Balance, December 31, 2020	5,093	(84)	6,025	(2,859)
Paid guarantee benefits	(461)	113	(377)	58
Other changes in reserve	379	(90)	304	735
Impact of the Venerable transaction (1)	—	(2,176)	—	(2,141)

Balance, December 31, 2021	$5,011	$(2,237)	$5,952	$(4,207)

(1)	Includes the impact as of June 1, 2021 on the ceded reserves to Venerable. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable transaction.

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts and amounts due from reinsurers related to GMIB NLG product features (GMIB NLG Reinsurance) are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7 of the Notes to these Consolidated Financial Statements.

Account Values and Net Amount at Risk

Account Values and NAR for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2021 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features as of December 31, 2021

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up		Combo		Total
	(in millions, except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$16,188	$84	$51		$156		$16,479
Separate Accounts	59,603	9,804	3,412		34,486		107,305

Total Account Values	$75,791	$9,888	$3,463		$34,642		$123,784

NAR, gross	$90	$29	$1,333		$15,732		$17,184

NAR, net of amounts reinsured	$86	$26	$937		$7,948		$8,997

Average attained age of policyholders (in years)	51.5	69.1	75.5		71.1		55.6
Percentage of policyholders over age 70	11.7%	51.3%	72.6%		57.5%		20.7%
Range of contractually specified interest rates	N/A	N/A	3% -	6%	3% - 6.	5%	3% - 6.	5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$16		$202		$218
Separate Accounts	—	—	26,173		36,833		63,006

Total Account Values	$—	$—	$26,189		$37,035		$63,224

NAR, gross	$—	$—	$632		$9,093		$9,725

NAR, net of amounts reinsured	$—	$—	$202		$3,708		$3,910

Average attained age of policyholders (in years)	N/A	N/A	65.0		70.8		68.7
Weighted average years remaining until annuitization	N/A	N/A	6.0		0.6		2.6
Range of contractually specified interest rates	N/A	N/A	3% -	6%	3% - 6.	5%	3% - 6.	5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10 of the Notes to these Consolidated Financial Statements.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2021		2020
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$52,744	$20,009	$46,850	$18,771
Fixed income	5,384	2,505	5,506	2,701
Balanced	48,152	40,228	47,053	39,439
Other	1,025	264	1,111	275

Total	$107,305	$63,006	$100,520	$61,186

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the NLG liabilities, reflected in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below.

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance, January 1, 2019	$788	$(734)	$54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance, December 31, 2019	894	(808)	86
Paid guarantee benefits	(40)	—	(40)
Other changes in reserves	162	(75)	87

Balance, December 31, 2020	1,016	(883)	133
Paid guarantee benefits	(84)	—	(84)
Other changes in reserves	158	(45)	113

Balance at December 31, 2021	$1,090	$(928)	$162

9)	LEASES

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 10 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

		December 31,
	Balance Sheet Line Item	2021	2020
		(in millions)
Assets
Operating lease assets	Other assets	$215	$272
Liabilities
Operating lease liabilities	Other liabilities	$278	$350

The table below summarizes the components of lease costs for the years ended December 31, 2021, 2020 and 2019.

Lease Costs

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Operating lease cost	$73	$77	$77
Variable operating lease cost	10	11	10
Sublease income	(18)	(18)	(16)
Short-term lease expense	—	—	2

Net lease cost	$65	$70	$72

Maturities of lease liabilities as of December 31, 2021 are as follows:

Maturities of Lease Liabilities

December 31, 2021
(in millions)
Operating Leases:
2022	$94
2023	83
2024	30
2025	26
2026	22
Thereafter	42

Total lease payments	297
Less: Interest	(19)

Present value of lease liabilities	$278

During December 2020, Equitable Financial signed a 15-year lease which is expected to commence in 2023 once certain conditions of the lease are met, relating to approximately 130,000 square feet of space in New York City. In September 2021, Equitable Financial exercised its option to decrease the square footage under the lease by approximately 41,000 square feet, which reduced the square footage to approximately 89,000 square feet. Additionally, during December 2021, Equitable Financial amended its Syracuse office lease. The amendment included extending for an additional 5-year period, commencing January 1, 2024, approximately 143,000 square feet of space in Syracuse, NY.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

	December 31,
	2021	2020
Weighted-average remaining operating lease term	5 years	5 years
Weighted-average discount rate for operating leases	2.90%	3.00%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$94	$94	87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$26	$20	50

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance. The impact of the reinsurance transaction described above results in an increase in reinsurance ceded.

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Direct premiums	$762	$764	$868
Reinsurance assumed	181	195	194
Reinsurance ceded	(193)	(153)	(126)

Premiums	$750	$806	$936

Direct charges and fee income	$3,962	$2,684	$2,721
Reinsurance ceded	(571)	780	766

Policy charges and fee income	$3,391	$3,464	$3,487

Direct policyholders’ benefits	$3,553	$5,233	$4,298
Reinsurance assumed	243	218	217
Reinsurance ceded	(814)	(500)	(427)

Policyholders’ benefits	$2,982	$4,951	$4,088

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

On June 1, 2021, Holdings completed the sale of CSLRC to VIAC. Immediately following the closing of the Transaction, CSLRC and Equitable Financial entered into the Reinsurance Agreement, pursuant to which Equitable Financial ceded to

CSLRC, on a combined coinsurance and modified coinsurance basis, legacy variable annuity policies sold by Equitable Financial between 2006-2008. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable Transaction.

As of December 31, 2021 and December 31, 2020, the Company had reinsured with non-affiliates in the aggregate approximately 47.6% and 2.6%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 59.8% and 13.4% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8 of the Notes to these Consolidated Financial Statements.

In addition to the above, the Company cedes substantially all of its group health business to a third-party insurer, cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements.

The following table summarizes the ceded reinsurance GMIB reinsurance contracts, third-party recoverables, amount due to reinsurance and assumed reserves..

	December 31,
	2021	2020
	(in millions)
Ceded Reinsurance:
Estimated net fair values of ceded GMIB reinsurance contracts, considered derivatives (1)	$2,068	$2,859
Estimated net fair values of ceded GMIB NLG ceded reserves to Venerable (2)	5,813	—
Third-party reinsurance recoverables related to insurance contracts	12,459	2,245
Top reinsurers:
Venerable Insurance and Annuity Company (A- KBRA (IFRS) rating)	10,335	N/A
Zurich Life Insurance Company, Ltd. (AA- SAP rating)	1,318	1,421
Ceded group health reserves	40	48
Third-party reinsurance payables related to insurance contracts	127	113
Top reinsurers:
Venerable Insurance and Annuity Company	27	N/A
Assumed Reinsurance:
Reinsurance assumed reserves	758	721

(1)	The estimated fair values increased $(791) million $393 million and $475 million for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)	Reported in amounts due from reinsurers. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable transaction.

11)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions.

Cost Sharing and General Service Agreements

Equitable Financial has a general services agreement with Holdings whereby Equitable Financial will benefit from the services received by Holdings its affiliates. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various affiliates. Equitable Financial continues to provide services to Holdings and various Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $30 million, $41 million and $73 million for the years ended December 31, 2021, 2020 and 2019, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

EIMG, a subsidiary of Equitable Financial, provides investment management services to EQAT, EQ Premier VIP Trust, 1290 Funds and other trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

On June 22, 2021, Holdings completed the formation of Equitable Investment Management, LLC, (“EIM”), a wholly owned indirect subsidiary of Holdings. Effective August 1, 2021, following the formation of EIM, EIMG terminated, and EIM, entered into certain administrative agreements with separate accounts held by the Company. In addition, on October 1, 2021, the Company entered into an investment advisory and management agreement in which EIM became the investment manager for the Company’s general account portfolio. The Company recorded investment management fee expense from EIM of $46 million for the year ended December 31, 2021.

AB provides investment management and related services to various funds held by the Company. The Company recorded investment management fee expense from AB of $102 million, $109 million and $102 million for the years ended December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021 and 2020, respectively, the Company held approximately $313 million and $64 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2 of the Notes to these Consolidated Financial Statements. These legal entities are related parties of Equitable Financial. The Company reflects these equity interest in the consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs are approximately $968 million and $623 million as of December 31, 2021 and 2020, respectively. The Company also has approximately $126 million and $90 million of unfunded commitments as of December 31, 2021 and 2020, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Financial pays commissions and fees to Equitable Distribution Holding Corporation and its subsidiaries (“Equitable Distribution”) for sales of insurance products. The commissions and fees paid to Equitable Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Financial. As of December 31, 2021, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $220 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2021, 2020 and 2019 totaled approximately $48 million, $51 million and $62 million, respectively. Ceded claims paid in 2021, 2020 and 2019 were $93 million, $72 million and $52 million, respectively.

Investments in Unconsolidated Equity Interests in Affiliates

As of December 31, 2021 and 2020, respectively, the Company held approximately $278 million and $218 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2 of the Notes to these Consolidated Financial Statements. These legal entities are related parties of Equitable Financial. The Company reflects these equity interest in the consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs are approximately $12 billion and $13 billion as of December 31, 2021 and 2020, respectively. The Company also has approximately $157 million and $163 million of unfunded commitments as of December 31, 2021 and 2020, respectively with these legal entities.

Loans Issued to Holdings

In June 2021, Equitable Life made a $1.0 billion 10-year term loan to Holdings. The loan has an interest rate of 3.23% and matures in June 2031.As of December 31, 2021, the amount outstanding was $1.0 billion.

In November 2019, Equitable Financial made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024. As of December 31, 2021 and 2020, the amount outstanding was $900 million.

In April 2018, Equitable Financial made a $800 million loan to Holdings. The loan had an interest rate of 3.69% and a maturity of April 2021. During the years ended December 2020 and 2019 Holdings repaid $300 million, and $300 million in principal, respectively. As of December 31, 2020, the loan was repaid in full with no amount outstanding.

Revenues and Expenses Transactions with Equitable Affiliates

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2021, 2020 and 2019.

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, EQ Premier VIP Trust, 1290 Funds and other trusts	$757	$724	$669
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	38	38	39

Total	$795	$762	$708

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by Equitable Network	$712	$625	$573

Total	$712	$625	$573

Contribution to the Equitable Foundation

The Equitable Foundation is the philanthropic arm of Equitable Financial. The Company made no funding contributions in 2021 and 2020. For the year 2019, Equitable Financial made a funding contribution to the of $25 million.

12)	EMPLOYEE BENEFIT PLANS

Equitable Financial sponsors the following employee benefit plans:

401(k) Plan

Equitable Financial sponsors the Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for a company contribution, a company matching contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $29 million, $19 million and $22 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Pension Plan

Equitable Financial sponsors the Equitable Retirement Plan (the “ Equitable Financial QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Financial under the Equitable Financial QP was transferred from Equitable Financial to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Financial remains secondarily liable for its obligations under the Equitable Financial QP and would recognize such liability in the event Holdings does not perform.

The Equitable Financial QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2021, 2020 and 2019, (income)/expenses related to the plan were $(12) million, $9 million and $21 million, respectively.

The following table presents the funded status of the plan:

	December 31,
	2021	2020
	(in millions)
Equitable Retirement Plan
Total plan assets	$2,395	$2,341

Accumulated benefit obligation	$2,045	$2,239

Funded status	117.1%	104.5%

Other Benefit Plans

Equitable Financial also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $23 million, $32 million and $47 million for the years ended December 31, 2021, 2020 and 2019, respectively.

13)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for Years Ended December 31, 2021, 2020 and 2019 for share-based payment arrangements as further described herein are as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Performance Shares	$12	$13	$10
Stock Options	—	5	3
Restricted Stock Unit Awards	27	18	15

Total Compensation Expenses	$39	$36	$28

Income Tax Benefit	8	7	10

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (together the “Omnibus Plans”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2021, the common stock reserved and available for issuance under the Omnibus Plans was 22 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Financial’s Participation in Holdings’ Equity Award Plans

Equitable Financial’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2021, 2020 and 2019 grants were considered immaterial in the recognition of compensation cost.

Annual Awards

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’ equity programs for 2021, 2020 and 2019 consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Financial employees vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Under the 2020 equity program, eligible Equitable Financial financial professionals were granted stock-settled Holdings RSUs which vest ratably in equal annual installments over a three-year period and are equity-classified. The fair value of these awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Under the 2019 and 2018 equity programs, Equitable Financial financial professionals were granted cash-settled Holdings RSUs which vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Financial employees have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Financial employees are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares is established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.The fair value of the awards was measured using the closing price of the Holdings share on the grant date.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings makes annual grants of unrestricted Holdings shares to non-employee directors of Holdings and Equitable Financial. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs vested based on service over the two-year period from the IPO date (the “Service Units”), and fifty percent vest based on service or market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. The market condition was achieved during 2021 and the RSUs fully vesting during this period.

Prior Equity Award Grants

In 2017 and prior years, equity awards for employees, financial professional and directors in our businesses were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

employees were granted AXA ordinary share options under the Stock Option Plan, AXA performance shares under the Performance Share Plan and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2021 as follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2021	2,819	$21.12	1,417	€ 20.09
Options granted	—	12.26	—	—
Options exercised	(1,005)	20.51	(601)	19.50
Options forfeited, net	(150)	21.88	(86)	22.59
Options expired	—	—	—	—

Options Outstanding at December 31, 2021	1,664	$21.66	730	€ 22.44

Aggregate intrinsic value(1)		$5,186		(€ 2,011)

Weighted average remaining contractual term (in years)	7.7		4.69

Options Exercisable at December 31, 2021	690	$—	633	€22.44

Aggregate intrinsic value(1)		$2,227		(€ 1,744)

Weighted average remaining contractual term (in years)	7.55		4.52

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2021 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher than market prices, intrinsic value is shown as zero.

A summary of stock option grant assumptions activity in the AXA and Holdings option plans during 2021, 2020, and 2019 follows:

	EQH Shares(1)
	2021(2)	2020	2019

Dividend yield	—%	2.59%	2.77%
Expected volatility	—%	26.00%	25.70%
Risk-free interest rates	—%	1.19%	2.49%
Expected life in years	—	6.0	5.8
Weighted average fair value per option at grant date	$—	$4.37	$3.82

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)	No stock options granted during 2021.

As of December 31, 2021, approximately $97 thousand of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted-average period of 0.2 years. Approximately $1 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted average period of 1.1 years.

Summary of Restricted Stock Unit Award Activity

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

As of December 31, 2021, approximately 2.4 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $6 million and is expected to be recognized over a weighted-average period of 1.9 years.

The following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2021.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	2,053,036	$21.15
Granted	1,557,437	$28.08
Forfeited	(166,466)	$24.81
Vested	(1,052,916)	$20.74

Unvested as of December 31, 2021	2,391,091	$25.59

Summary of Performance Award Activity

As of December 31, 2021, approximately 1.2 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $15 million and is expected to be recognized over a weighted-average period of 1.5 years.

The following table summarizes Holdings and AXA performance awards activity for 2021.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2021	557,455	$22.12	1,017,254	$21.28
Granted	938,444	$29.89	(460,094)	$21.28
Forfeited	(163,708)	$28.24	—	$—
Vested	(141,597)	$23.17	(504,315)	$21.28

Unvested as of December 31, 2021	1,190,594	$28.54	52,845	$21.28

14)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$11	$(112)	$295
Deferred (expense) benefit	463	739	284

Total	$474	$627	$579

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21% . The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Expected income tax (expense) benefit	$393	$291	$517
Non-taxable investment income	79	91	73
Tax audit interest	(14)	(8)	(14)
Tax settlements/uncertain tax position release	—	231	—
Tax credits	28	21	—
Other	(12)	1	3

Income tax (expense) benefit	$474	$627	$579

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2010 through 2013 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $231 million.

The components of the net deferred income taxes are as follows:

	December 31,
	2021		2020
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$46	$—	$58	$—
Net operating loss and credits	732	—	—	—
Reserves and reinsurance	2,072	—	1,483	—
DAC	—	685	—	606
Unrealized investment gains (losses)	—	892	—	1,668
Investments	—	18	1,071	—
Other	31	—	—	111

Total	$2,881	$1,595	$2,612	$2,385

The Company has Federal net operating loss carryforwards of $3.4 billion for the years ending December 31, 2021, which do not expire.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Balance at January 1,	$281	$297	$273
Additions for tax positions of prior years	17	229	24
Reductions for tax positions of prior years	(3)	(250)	—
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	—	5	—

Balance at December 31,	$295	$281	$297

Unrecognized tax benefits that, if recognized, would impact the effective rate	$43	$47	$222

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits as of December 31, 2021 and 2020 were $47 million and $34 million, respectively. For 2021, 2020 and 2019, respectively, there were $14 million, $(21) million and $14 million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2021, tax years 2014 and subsequent remain subject to examination by the IRS.

15)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2021, 2020, and 2019 follow:

	December 31,
	2021	2020
	(in millions)
Unrealized gains (losses) on investments	$2,362	$4,600
Defined benefit pension plans	(5)	(5)

Accumulated other comprehensive income (loss) attributable to Equitable Financial	$2,357	$4,595

The components of OCI, net of taxes for the years ended December 31, 2021, 2020 and 2019, follow:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period	$(2,293)	$4,698	$3,052
(Gains) losses reclassified into net income (loss) during the period(1)	(686)	(633)	(160)

Net unrealized gains (losses) on investments	(2,979)	4,065	2,892
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	741	(1,066)	(797)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $(595), $798, and $547)	(2,238)	2,999	2,095

Change in defined benefit plans:
Reclassification to net income (loss) of amortization of net prior service credit included in net periodic cost	—	—	2

Change in defined benefit plans, (net of deferred income tax expense (benefit) of $0, $0 and $0 (2))	—	—	2

Other comprehensive income (loss), attributable to Equitable Financial	$(2,238)	$2,999	$2,097

(1)

See “Reclassification adjustments” in Note 3 of the Notes to these Consolidated Financial Statements. Reclassification amounts presented net of income tax expense (benefit) of $182 million, $(168) million , and $(42) million for the years ended December 31, 2021, 2020 and 2019, respectively.

Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and credit losses of AFS securities and are included in total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortization of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation and Regulatory Matters

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2021, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately $250 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Financial, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Financial implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a classwide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In 2015, the case was transferred to the Southern District of New York and, in 2018, transferred back to Connecticut Superior Court. In August 2019, the court granted Equitable Financial’s motion to strike, which sought dismissal of the complaint, and in September 2019, Plaintiff filed an Amended Class Action Complaint. Equitable Financial filed renewed motions to strike and to dismiss and for an entry of judgment in October 2019. In August 2020, the court granted Equitable Financial’s motion for entry of judgment. Plaintiff filed a notice of appeal and in February 2021, the appellate court reversed the entry of judgement and remanded the case to Connecticut Superior Court. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to Equitable Financial’s COI rate increase. In early 2016, Equitable Financial raised COI rates for certain UL policies issued between 2004 and 2008, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek: (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. In August 2020, the federal district court issued a decision certifying nationwide breach of contract and Section 4226 classes, and a New York State Section 349 class. Equitable Financial has commenced settlement discussions with the Brach class action plaintiffs through a non-binding mediation process. No assurances can be given about the outcome of that mediation process. Separately, a substantial number of policy owners have opted out of the Brach class action and are not participating in that mediation process. Most have not yet filed suit. Others filed suit previously. They include five other federal actions challenging the COI rate increase that are also pending against Equitable Financial and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Two actions are also pending against Equitable Financial in New York state court. Equitable Financial is vigorously defending each of these matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. For example, among other matters, the Company has been cooperating with the U.S. Securities and Exchange Commission (the “SEC”) concerning the SEC’s investigation into the Company’s non-ERISA K-12 403(b) and 457 sales and disclosure practices. The Company has reached an agreement in principle, subject to agreement on documentation and approval by the SEC, to resolve that investigation, including the allegation that daily separate account and portfolio operating expenses disclosed in customer prospectuses and incorporated in the calculation of net investment portfolio results in quarterly account statements were not properly presented or referenced in those account statements. If approved, under the settlement, the Company would neither admit nor deny the allegations, prospectively modify the relevant account statements and cross-reference the relevant prospectus disclosures, and pay a civil monetary penalty of $50 million, to be distributed to plan participants. The Company has fully accrued for the cost of the settlement.

Obligations under Funding Agreements

Federal Home Loan Bank

As a member of the FHLB, Equitable Financial has access to collateralized borrowings. It also may issue funding agreements to the FHLB. Both the collateralized borrowings and funding agreements would require Equitable Financial to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Financial issues short-term funding agreements to the FHLB and uses the funds for asset, liability, and cash management purposes. Equitable Financial issues long-term funding agreements to the FHLB and uses the funds for spread lending purposes.

Entering into FHLB membership, borrowings and funding agreements requires the ownership of FHLB stock and the pledge of assets as collateral. Equitable Financial has purchased FHLB stock of $311 million and pledged collateral with a carrying value of $12.5 billion as of December 31, 2021.

Funding agreements are reported in policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4 of the Notes to these Consolidated Financial Statements. The table below summarizes the Company’s activity of funding agreements with the FHLB.

Change in FHLB Funding Agreements during the Year Ended December 31, 2021

	Outstanding Balance at December 31, 2020	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Long-term Agreements Maturing Within Five Years	Outstanding Balance at December 31, 2021
	(in millions)
Short-term funding agreements:
Due in one year or less	$5,634	$59,846	$60,504	$377	$—	$5,353
Long-term funding agreements:
Due in years two through five	722	411	—	(377)	534	1,290
Due in more than five years	534	—	—	—	(534)	—

Total long-term funding agreements	1,256	411	—	(377)	—	1,290

Total funding agreements(1)	$6,890	$60,257	$60,504	$—	$—	$6,643

(1)

The $4 million and $7 million difference between the funding agreements carrying value shown in fair value table for December 31, 2021 and December 31, 2020, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

Funding Agreement-Backed Notes Program

Under the FABN program, Equitable Financial may issue funding agreements in U.S. dollar or foreign currencies to a Delaware special purpose statutory trust (the “Trust”) in exchange for the proceeds from issuances of fixed and floating rate medium-term marketable notes issued by the Trust from time to time (the “Trust Notes”). The funding agreements have matching interest, maturity and currency payment terms to the applicable Trust notes. The Company hedges the foreign currency exposure of foreign currency denominated funding agreements using cross currency swaps as discussed in Note 4 of the Notes to these Consolidated Financial Statements. As of May 2021, the maximum aggregate principal amount of Trust notes permitted to be outstanding at any one time is $10 billion. Funding agreements issued to the Trust, including any foreign currency transaction adjustments, are reported in policyholders’ account balances in the consolidated balance sheets. Foreign currency transaction adjustments to policyholder’s account balances are recognized in net income (loss) as an adjustment to interest credited to policyholders’ account balances and are offset in interest credited to policyholders’ account balances by a release of AOCI from deferred changes in fair value of designated and qualifying cross currency swap cash flow hedges. The table below summarizes Equitable Financial’s issuances of funding agreements under the FABN.

Change in FABN Funding Agreements during the Year Ended December 31, 2021

	Outstanding Balance at December 31, 2020	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Long-term Agreements Maturing Within Five Years	Foreign Currency Transaction Adjustment	Outstanding Balance at December 31, 2021
	(in millions)
Short-term funding agreements:
Due in one year or less	$—	$—	$—	$—	$—	$—	$—
Long-term funding agreements:
Due in years two through five	1,150	3,450	—	—	—	—	4,600
Due in more than five years	800	1,359	—	—	—	(40)	2,119

Total long-term funding agreements	1,950	4,809	—	—	—	(40)	6,719

Total funding agreements(1)	$1,950	$4,809	$—	$—	$—	$(40)	$6,719

(1)

The $70 million and $11 million difference between the funding agreements notional value shown and carrying value table as of December 31, 2021 and December 31, 2020, respectively, reflects the remaining amortization of the issuance cost of the funding agreements and the foreign currency transaction adjustment.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. As of December 31, 2021, these arrangements include commitments by the Company to provide equity financing of $1.2 billion to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company had $17 million of undrawn letters of credit related to reinsurance as of December 31, 2021. The Company had $863 million of commitments under existing mortgage loan agreements as of December 31, 2021.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

17)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2021, 2020 and 2019, respectively, Equitable Financial’s statutory net income (loss) totaled $(865) million, $413 million and $3.9 billion. Statutory surplus, Capital stock and AVR totaled $6.5 billion and $6.8 billion as of December 31, 2021 and 2020, respectively. As of December 31, 2021, Equitable Financial, in accordance with various government and state regulations, had $54 million of securities on deposit with such government or state agencies.

Equitable Financial did not pay ordinary dividends during 2021 due to operating losses. In 2020 and 2019, Equitable Financial paid to its direct parent, which subsequently distributed such amount to Holdings, an ordinary shareholder dividend of $2.1 billion and $1.0 billion, respectively.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Financial is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

State insurance statutes also typically place restrictions and limitations on the amount of dividends or other distributions payable by insurance company subsidiaries to their parent companies, as well as on transactions between an insurer and its affiliates. Under the New York insurance laws, which are applicable to Equitable Financial, a domestic stock life insurer may not, without prior approval of the NYDFS, pay an ordinary dividend to its stockholders exceeding an amount calculated based on a statutory formula (“Ordinary Dividend”). Dividends in excess of this amount require the insurer to file a notice of its intent to declare the dividends with the NYDFS and obtain prior approval or non-disapproval from the NYDFS with respect to such dividends (“Extraordinary Dividend”). Due to a permitted statutory accounting practice agreed to with the NYDFS, Equitable Financial will need the prior approval of the NYDFS to pay the portion, if any, of any Ordinary Dividend that exceeds the Ordinary Dividend that Equitable Financial would be permitted to pay under New York insurance law absent the application of such permitted practice (such excess, the “Permitted Practice Ordinary Dividend”).

Applying the formulas above, Equitable Financial could pay an Ordinary Dividend of up to approximately $0.9 billion in 2022.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2021, EQ AZ Life Re holds $12.4 billion of assets in the EQ AZ Life Re Trust and letters of credit of $1.9 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

As of December 31, 2021, the following three prescribed and permitted practices resulted in net income (loss) and capital and surplus that is different from the statutory surplus that would have been reported had NAIC statutory accounting practices been applied.

Equitable Financial was granted a permitted practice by the NYDFS to apply SSAP 108, Derivatives Hedging Variable Annuity Guarantees on a retroactive basis from January 1, 2021 through June 30, 2021, after reflecting the impacts of our reinsurance transaction with Venerable. The permitted practice was amended to also permit Equitable Financial to adopt SSAP 108 prospectively as of July 1, 2021. Application of the permitted practice partially mitigates the Regulation 213 impact of the Venerable transaction on Equitable Financial’s statutory capital and surplus. The impact of the application of this permitted practice was an increase of approximately $1.4 billion in statutory special surplus funds and an increase of $1.4 billion in statutory net income as of December 31, 2021 and for the twelve-month period then ended, which will be amortized over 5 years for each of the retrospective and prospective components. The permitted practice also resets Equitable Financial’s unassigned surplus to zero as of June 30, 2021 to reflect the transformative nature of the Venerable transaction.

The NYDFS recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company, in order to determine its solvency under the New York State Insurance Laws. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of New York. However, New York Regulation 213 (“Reg 213”), adopted in May of 2019 and as amended in February 2020 and March 2021, differs from the NAIC variable annuity reserve and capital framework. Reg 213 requires the Company to carry statutory basis reserves for its variable annuity contract obligations equal to the greater of those required under (i) the NAIC standard or (ii) a revised version of the NYDFS requirement in effect prior to the adoption of the first amendment for contracts issued prior to January 1, 2020, and for policies issued after that date a new standard that in current market conditions imposes more conservative reserving requirements for variable annuity contracts than the NAIC standard. NYDFS allows domicile companies a five year phase-in provision for Reg 213 reserves. As of December 31, 2021, Reg 213 reserves are phased in at 60%. The impact of the application of Reg 213 was a decrease of approximately $1.2 billion in statutory surplus and no impact in statutory net income as of December 31, 2021 and for the twelve-month period then ended.

The Company received approval from NYDFS for its proposed amended Plan of Operation for Separate Account No. 68 (“SA 68”) for our Structured Capital Strategies product and Separate Account No. 69 (“SA 69”) for our Equi-Vest product Structured Investment Option, to change the accounting basis of the two Separate Accounts from fair value to book value in accordance with Section 1414 of the Insurance Law. In order to facilitate this change and comply with Section 4240(a)(10), the Company also sought approval to amend the Plans to remove the requirement to comply with Section 4240(a)(5)(iii) and substitute it with a commitment to comply with Section 4240(a)(5)(i). Similarly, the Company updated the reserves section of each Plan to reflect the fact that Regulation 128 would no longer be applicable upon the change in accounting basis. The impact of the application was a decrease of approximately $513 million in statutory surplus and no impact in statutory net income as of December 31, 2021 and for the twelve-month period then ended.

As of December 31, 2020 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective as of December 31, 2020.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with SAP and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

18)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests are presented in the table that follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance, beginning of period	$41	$39	$39
Net earnings (loss) attributable to redeemable noncontrolling interests	$—	$1	$5
Purchase/change of redeemable noncontrolling interests	$(13)	$1	$(5)

Balance, end of period	$28	$41	$39

19)	REVENUES FROM EXTERNAL CUSTOMERS

Revenue from external customers, by product, is shown in the table that follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Individual Variable Annuity Products
Premiums	$126	$165	$179
Fees(1)	2,364	2,555	2,615
Others	72	8	16

Total	$2,562	$2,728	$2,810

Employer- Sponsored
Premiums	$—	$—	$—
Fees	611	500	477
Others	5	4	4

Total	$616	$504	$481

Life Insurance Products
Premiums	$566	$587	$702
Fees	1,417	1,421	1,440
Others	7	23	21

Total	$1,990	$2,031	$2,163

Employee Benefit Products
Premiums	$40	$36	$35
Fees	—	—	—
Others	—	15	13

Total	$40	$51	$48

Other
Premiums	$18	$18	$20
Fees	16	13	12
Others	10	7	2

Total	$44	$38	$34

(1)	Excludes the amortization/capitalization of unearned revenue liability of $(13) million, $(14) million and $(35) million for the years ended December 31, 2021, 2020 and 2019, respectively.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2021

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed maturities, AFS:
U.S. government, agencies and authorities	$13,032	$15,214	$15,214
State, municipalities and political subdivisions	527	597	597
Foreign governments	1,124	1,152	1,152
Public utilities	5,965	6,260	6,260
All other corporate bonds	39,613	41,464	41,464
Residential mortgage-backed	82	90	90
Asset-backed	5,904	5,905	5,905
Commercial mortgage-backed	2,348	2,341	2,341
Redeemable preferred stocks	41	53	53

Total fixed maturities, AFS	68,636	73,076	73,076
Mortgage loans on real estate(2)	14,078	14,291	14,016
Policy loans	3,540	4,512	3,540
Other equity investments	2,538	2,759	2,759
Trading securities	340	379	379
Other invested assets	2,910	2,910	2,910

Total Investments	$92,042	$97,927	$96,680

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by credit loss allowance.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2021
Life insurance in-force	$388,520	$164,781	$31,971	$255,710	12.5%

Premiums:
Life insurance and annuities	$709	$170	$173	$712	24.3%
Accident and health	53	23	8	38	21.1%

Total premiums	$762	$193	$181	$750	24.1%

2020
Life insurance in-force	$389,576	$72,110	$32,289	$349,755	9.2%

Premiums:
Life insurance and annuities	$712	$127	$186	$771	24.1%
Accident and health	52	26	9	35	24.8%

Total premiums	$764	$153	$195	$806	24.1%

2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total premiums	$868	$126	$194	$936	20.7%

(1)	Includes amounts related to the discontinued group life and health business.